UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05742

Name of Fund:	BlackRock FundsSM
BlackRock Advantage Emerging Markets Fund
BlackRock Global Long/Short Equity Fund

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock FundsSM, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2022

Date of reporting period: 10/31/2021

Item 1 –	Report to Stockholders

(a) The Report to Shareholders is attached herewith.

OCTOBER 31, 2021

2021 Semi-Annual Report (Unaudited)

BlackRock FundsSM

•   BlackRock Advantage Emerging Markets Fund

•   BlackRock Global Long/Short Equity Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of October 31, 2021 was a remarkable period of adaptation and recovery, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. The United States began the reporting period as the initial reopening-led economic rebound was beginning to slow. Nonetheless, the economy continued to grow at a solid pace for the reporting period, eventually regaining the output lost from the pandemic. However, a rapid rebound in consumer spending pushed up against supply constraints and led to elevated inflation.

Equity prices rose with the broader economy, as the implementation of mass vaccination campaigns and passage of two additional fiscal stimulus packages further boosted stocks, and many equity indices neared or surpassed all-time highs late in the reporting period. In the United States, returns of small-capitalization stocks, which benefited the most from the resumption of in-person activities, outpaced large-capitalization stocks. International equities also gained, as both developed and emerging markets continued to recover from the effects of the pandemic.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) had fallen sharply prior to the beginning of the reporting period, which meant bonds were priced for extreme risk avoidance and economic disruption. Despite expectations of doom and gloom, the economy expanded rapidly, stoking inflation concerns in early 2021, which led to higher yields and a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and led to solid returns for high-yield corporate bonds, outpacing investment-grade corporate bonds.

The Fed remained committed to accommodative monetary policy by maintaining near-zero interest rates and by reiterating that inflation could exceed its 2% target for a sustained period without triggering a rate increase. In response to rising inflation late in the period, the Fed changed its market guidance, raising the possibility of higher rates in 2022 and reducing bond purchasing beginning in late 2021.

Looking ahead, we believe that the global expansion will continue to broaden as Europe and other developed market economies gain momentum, although the Delta variant of the coronavirus remains a threat, particularly in emerging markets. While we expect inflation to remain elevated in the medium-term as the expansion continues, we believe the recent uptick owes more to temporary supply disruptions than a lasting change in fundamentals. The change in Fed policy also means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the economic expansion.

Overall, we favor a moderately positive stance toward risk, with an overweight in equities. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and health care, are particularly attractive in the long-term. U.S. small-capitalization stocks and European equities are likely to benefit from the continuing vaccine-led restart, while Chinese equities stand to gain from a more accommodative monetary and fiscal environment as the Chinese economy slows. We are underweight long-term credit, but inflation-protected U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of October 31, 2021

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	10.91%	42.91%

U.S. small cap equities (Russell 2000® Index)	1.85	50.80

International equities (MSCI Europe, Australasia, Far East Index)	4.14	34.18

Emerging market equities (MSCI Emerging Markets Index)	(4.87)	16.96

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.01	0.06

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	1.59	(4.77)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	1.06	(0.48)

Tax-exempt municipal bonds (S&P Municipal Bond Index)	0.33	2.76

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	2.36	10.53

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of October 31, 2021	BlackRock Advantage Emerging Markets Fund

Investment Objective

BlackRock Advantage Emerging Markets Fund’s (the “Fund”) investment objective is to seek long-term capital appreciation.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ending October 31, 2021, the Fund underperformed its benchmark, the MSCI Emerging Markets Index.

What factors influenced performance?

Overall, the Fund struggled against a highly volatile macroeconomic and market backdrop during the period. The continuation of the strong reflationary market tone from the broad-based economic reopening early in 2021 produced strong equity performance early in the period, but this reversed in the third quarter of 2021, as emerging market (“EM”) equities struggled amid macroeconomic and policy concerns related to China. Electricity shortages, a potential debt default from Chinese real estate developer Evergrande, and ongoing regulatory uncertainty kept EM markets under pressure. The period also saw considerable volatility across market style preferences. Early in the period, investors preferred value styles. However, a surprisingly hawkish pivot from the Fed in June 2021 prompted a market rotation back toward secular growth positions. This pro-growth theme persisted until another sharp market rotation in September 2021, with a more hawkish Fed prompting investors back toward value stocks. In particular, the announcement of the expected tapering of Fed bond purchases resulted in a sharp spike in bond yields, which supported cyclical market exposure. The simultaneous sharp rise in commodities prices put further pressure on inflation and compounded the impact on the bond market. Ultimately, though, this final rotation proved short-lived, as the market returned to a pro-growth stance in October 2021.

Both stock selection and macro thematic positioning proved to be substantial detractors from relative performance. Unsurprisingly, China-specific insights, such as measures that evaluate hiring trends, drove losses in the period, as the pro-growth quality positioning struggled amid eroding economic expectations. Similarly, the Fund’s environmental, social and governance (“ESG”) related measures, which lean in a pro-growth direction, declined during the value rotation in September 2021. Environmental measures especially struggled, given their negative sensitivity to the sharp run-up in commodities prices. The Fund’s macro positioning detracted as well, as an overweight position in Taiwan and to Asia EM more broadly suffered from heightened political volatility. An underweight to energy also detracted amid the strong oil-price environment.

Despite these factors, select sentiment measures proved to be key contributors to performance, providing some portfolio ballast. Specifically, an insight designed to gauge sentiment from company chief financial officers was a top contributor. Stock-specific insights designed to track Taiwan sales measures and China-specific online sales trends benefitted performance even with the Fund’s generally negative macro thematic positioning in these markets. Also, certain fundamental measures aided performance. Specifically, traditional value metrics that evaluate dividends relative to price performed well in the context of the value style preference seen at various times during the period.

The Fund used derivatives to equitize cash and cash equivalents to be fully invested in the stock market while maintaining some liquidity. The derivative position had a negative impact on Fund performance over the period.

The investment adviser kept a higher average cash balance over the period, which was hedged by MSCI Emerging Markets Index futures to manage client flows. The Fund’s cash exposure had no material impact on Fund performance.

Describe recent portfolio activity.

Over the course of the period, the portfolio maintained a balanced allocation of risk across all major return drivers. There were, however, several new signals added within the stock selection model. The Fund built upon its alternative data capabilities by adding an insight that captures brand sentiment among retail names. Additionally, given the dynamic nature of the current market environment, the Fund instituted enhanced signal constructs to identify emerging trends such as sentiment around supply chain disruptions and wage inflation.

Describe portfolio positioning at period end.

Relative to the benchmark, the Fund ended the period with largely neutral positioning from sector and country positioning perspectives. The Fund had slight overweight positions in the information technology and financial sectors and maintained slight underweights in consumer discretionary and energy stocks. From a geographical perspective, the Fund had slight overweight positions to Taiwan and maintained an underweight position to Russia.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2021 (continued)	BlackRock Advantage Emerging Markets Fund

Performance

		Average Annual Total Returns(a)(b)

		1 Year		5 Years		10 Years

	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge

Institutional	(7.87)%	12.57%	N/A	5.54%	N/A	2.73%	N/A
Investor A	(7.97)	12.28	6.38%	5.25	4.12%	2.47	1.92%
Investor C	(8.34)	11.35	10.35	4.44	4.44	1.84	1.84
Class K	(7.86)	12.61	N/A	5.57	N/A	2.74	N/A

MSCI Emerging Markets Index(c)	(4.87)	16.96	N/A	9.39	N/A	4.88	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

Under normal circumstances, the Fund seeks to invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in equity securities issued by, or tied economically to, companies in emerging markets and derivatives that have similar economic characteristics to such securities. The Fund’s total returns prior to June 12, 2017 are the returns of the Fund when it followed different investment strategies under the name BlackRock Emerging Markets Long/Short Equity Fund.

(c)	An index that captures large- and mid-cap representation across Emerging Markets (EM) countries. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual				Hypothetical(a)

	Beginning Account Value (05/01/21)	Ending Account Value (10/31/21)	Expenses Paid During the Period	(b)	Beginning Account Value (05/01/21)	Ending Account Value (10/31/21)	Expenses Paid During the Period	(b)	Annualized Expense Ratio

Institutional	$ 1,000.00	$ 921.30	$ 4.12		$ 1,000.00	$ 1,020.92	$ 4.33		0.85%
Investor A	1,000.00	920.30	5.57		1,000.00	1,019.41	5.85		1.15
Investor C	1,000.00	916.60	9.18		1,000.00	1,015.63	9.65		1.90
Class K	1,000.00	921.40	3.92		1,000.00	1,021.12	4.13		0.81

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

See “Disclosure of Expenses” for further information on how expenses were calculated.

F U N D S U M M A R Y	5

Fund Summary as of October 31, 2021 (continued)	BlackRock Advantage Emerging Markets Fund

Portfolio Information

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Net Assets

China	32%
Taiwan	17
South Korea	11
India	10
South Africa	5
Brazil	5
United States	5
Saudi Arabia	3
Russia	3
Malaysia	2
Mexico	2
Chile	2
Thailand	1
United Arab Emirates	1
Hong Kong	1
Other#	—	(a)
Other Assets Less Liabilities	—	(a)

(a)	Rounds to less than 1% of net assets.
#	Includes holdings within countries/geographic regions that are 1% or less of net assets. Please refer to the Schedule of Investments for such countries/geographic regions.

6	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2021	BlackRock Global Long/Short Equity Fund

Investment Objective

BlackRock Global Long/Short Equity Fund’s (the “Fund”) investment objective is to seek total return over the long term.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended October 31, 2021, the Fund underperformed its benchmark, the ICE BofA 3-Month U.S. Treasury Bill Index.

What factors influenced performance?

Overall, the Fund struggled against a highly volatile macroeconomic and market backdrop during the period. The continuation of the strong reflationary market tone from the broad-based economic reopening early in 2021 led to an investor preference for value styles early in the period. However, a surprisingly hawkish pivot from the Fed in June 2021 prompted a market rotation back toward secular growth positions. This led to a return to themes that were predominant in 2020, and declining bond yields and concerns about the COVID-19 Delta variant further supported pro-growth trends. This persisted until another sharp market rotation in September 2021, with a more hawkish Fed prompting investors back toward value stocks. In particular, the announcement of the expected tapering of Fed bond purchases resulted in a sharp spike in bond yields, which supported cyclical market exposure. The simultaneous sharp rise in commodities prices put further pressure on inflation and compounded the impact on the bond market. Ultimately, though, this final rotation proved short-lived, as the market returned to a pro-growth stance in October 2021.

Unsurprisingly, these multiple inflection points during the period proved challenging. Quality- and value-based fundamental insights and macro thematic insights were the most significant detractors from relative performance during the period. One theme that adversely affected returns was poor performance from the more nuanced differentiated insights that the Fund has made a point of emphasis over the past five years. These insights failed to maintain their historically strong performance in relation to generic quantitative insights. Among fundamental insights, valuation-based measures came under pressure in June and throughout the summer as the market rotated toward a pro-growth stance. Quality measures also declined, as environmental, social and governance (“ESG”) related insights worked against the sharp rise in commodity prices during the period. Specifically, environmental transition measures, including identifying companies that stand to benefit from the European Union’s green stimulus package, detracted from performance. Elsewhere, European luxury goods companies, which were favored quality long positions, sharply declined in the second half of the period. These stocks proved overly sensitive to regulatory uncertainty in China and the resulting concerns about Chinese consumption. Finally, macro thematic insights failed to keep pace with the speed of market rotations. Style-timing insights in particular were acutely sensitive to the rotations in June and September 2021, maintaining a pro-value reopening stance that benefited performance early in 2021 but detracted after June 2021.

Conversely, sentiment-based stock selection was the most significant contributor to the Fund’s relative performance, as it provided much-needed ballast against weakness elsewhere. Of note, trend-based sentiment measures correctly captured evolving themes that contributed to gains. These measures included recently added research that seeks to identify company sensitivity to several emerging economic reopening themes, such as vaccine rollouts, supply chain challenges, and consumerist trends. Another contributor was a measure that seeks to capture inflationary pressure by evaluating tight labor conditions and wage growth trends across companies and industries. Finally, a slight net-long exposure of 10% added to returns, as it benefited from positive performance in the broader stock market.

The Fund used derivatives in the form of total return swap contracts to efficiently implement its stock selection strategy. The Fund’s use of derivatives contributed positively to Fund performance over the period.

The Fund was fully invested throughout the period. The Fund’s cash exposure had no material impact on performance, as cash was principally held in conjunction with the Fund taking long and short positions via the use of derivatives.

Describe recent portfolio activity.

Over the course of the period, the portfolio maintained a balanced allocation of risk across all major return drivers. There were, however, several new signals added within the stock selection group of insights. The Fund built upon its alternative data capabilities by adding an insight that captures brand sentiment among retail names. Additionally, given the dynamic nature of the current market environment, the Fund instituted enhanced signal constructs to identify emerging trends such as sentiment around supply chain disruptions and wage inflation.

Describe portfolio positioning at period end.

Escalating concerns about the path of future interest rate increases have added another layer of uncertainty to an already volatile environment. The Fund therefore maintained its emphasis on stock selection, with a balance between value and growth styles given the elevated level of volatility in the market’s views toward these factors. Long positions in capital goods, oil exploration, and insurance stocks, in conjunction with short positions in food producers, telecommunication services providers, and semiconductor companies underpinned this view.

With respect to country-based positioning, the Fund retained long positions in Canada and the United States, with short positions in Japan and Europe. The Fund also maintained its favorable view toward market beta in justifying its net-long position, as real bond yields drove further into negative territory.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

F U N D S U M M A R Y	7

Fund Summary as of October 31, 2021 (continued)	BlackRock Global Long/Short Equity Fund

Performance

		Average Annual Total Returns(a)(b)

		1 Year		5 Years		Since Inception(c)

	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge

Institutional	(2.43)%	3.17%	N/A	3.30%	N/A	3.04%	N/A
Investor A	(2.55)	2.94	(2.46)%	3.02	1.92%	2.77	2.15%
Investor C	(2.86)	2.24	1.24	2.28	2.28	2.09	2.09
Class K	(2.34)	3.25	N/A	3.34	N/A	3.08	N/A

ICE BofA 3-Month U.S. Treasury Bill Index(d)	0.01	0.06	N/A	1.15	N/A	0.70	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

Under normal conditions, the Fund invests at least 80% of its total assets in equity instruments and related derivative instruments issued by, or tied economically to, companies located in developed markets.

(c)	The Fund commenced operations on December 20, 2012.
(d)

ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged index that measures returns of three-month Treasury Bills. On 3/1/2021 the Fund began to track the 4pm pricing variant of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Historical index data prior to 3/1/2021 is for the 3pm pricing variant of the Index. Index data on and after 3/1/2021 is for the 4pm pricing variant of the Index.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual				Hypothetical(a)

	Beginning Account Value (05/01/21)	Ending Account Value (10/31/21)	Expenses Paid During the Period	(b)	Beginning Account Value (05/01/21)	Ending Account Value (10/31/21)	Expenses Paid During the Period	(b)	Annualized Expense Ratio

Institutional	$ 1,000.00	$ 975.70	$ 6.87		$ 1,000.00	$ 1,018.25	$ 7.02		1.38%
Investor A	1,000.00	974.50	8.11		1,000.00	1,016.99	8.29		1.63
Investor C	1,000.00	971.40	11.83		1,000.00	1,013.21	12.08		2.38
Class K	1,000.00	976.60	6.63		1,000.00	1,018.50	6.77		1.33

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

See “Disclosure of Expenses” for further information on how expenses were calculated.

Portfolio Information

GEOGRAPHIC ALLOCATION

	Percent of Total Investments(a)

Country/Geographic Region	Long	Short	Total

United States	23%	21%	44%

Japan	10	11	21

United Kingdom	3	3	6

Canada	3	2	5

France	2	2	4

Australia	1	2	3

Germany	2	1	3

Switzerland	1	1	2

Sweden	1	1	2
Other#	5	5	10

	51%	49%	100%

(a)	Total investments include the gross values of long and short equity securities of the underlying derivative contracts utilized by the Fund and exclude short-term securities.
#	Includes holdings within countries/geographic regions that are 1% or less of net assets. Please refer to the Schedule of Investments for such countries/geographic regions.

8	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Class K Shares performance of BlackRock Global Long/Short Equity Fund shown prior to the Class K Shares inception date of March 28, 2016 is that of Institutional Shares. Class K Shares performance of BlackRock Advantage Emerging Markets Fund shown prior to the Class K Shares inception date of January 25, 2018 is that of Institutional Shares. The performance of each Fund’s Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately eight years.

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), each Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver(s) and/or reimbursement(s), each Fund’s performance would have been lower. With respect to each Fund’s voluntary waiver(s), if any, the Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued at any time. With respect to each Fund’s contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested on May 1, 2021 and held through October 31, 2021) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

A B O U T F U N D P E R F O R M A N C E / D I S C L O S U R E O F E X P E N S E S / D E R I V A T I V E F I N A N C I A L I N S T R U M E N T S	9

Schedule of Investments (unaudited) October 31, 2021	BlackRock Advantage Emerging Markets Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 3.8%
Ambev SA	620,035	$1,866,543
Ambev SA, ADR	240,504	711,892
Banco Bradesco SA, ADR	250,668	877,338
Banco do Brasil SA	106,431	537,454
Cia de Saneamento de Minas Gerais-COPASA	160,990	388,227
CPFL Energia SA	144,177	672,117
Energisa SA	38,726	271,860
Marfrig Global Foods SA	72,200	339,009
Telefonica Brasil SA	7,143	57,612
Ultrapar Participacoes SA	220,338	509,481
Ultrapar Participacoes SA, ADR	32,120	74,840

		6,306,373

Chile — 1.7%
Banco de Chile	2,949,577	255,863
Banco de Chile, ADR	8,206	141,800
Banco Santander Chile	14,147,439	619,113
Banco Santander Chile, ADR	29,680	525,930
Empresas CMPC SA	130,540	240,861
Enel Americas SA	1,061,861	120,835
Enel Americas SA, ADR	85,333	482,985
Enel Chile SA	5,001,510	205,252
Falabella SA	68,637	189,804

		2,782,443

China — 31.7%
3SBio, Inc.(a)(b)	881,500	806,668
51job, Inc., ADR(a)	5,504	327,818
Alibaba Group Holding Ltd.(a)	303,920	6,249,403
Aluminum Corp. of China Ltd., Class A(a)	69,900	67,132
Aluminum Corp. of China Ltd., Class H(a)	82,000	49,347
Angang Steel Co. Ltd., Class H	1,118,000	600,957
Anta Sports Products Ltd.	49,400	765,390
Autohome, Inc., ADR	1,514	59,576
BAIC Motor Corp. Ltd., Class H(b)	168,500	55,816
Baidu, Inc., ADR(a)(c)	10,025	1,626,456
Baidu, Inc., Class A(a)	47,550	971,643
Beijing Enterprises Holdings Ltd.	140,000	538,145
Brii Biosciences Ltd.(a)	59,000	185,840
BYD Co. Ltd., Class A	39,100	1,908,550
BYD Co. Ltd., Class H	27,000	1,032,685
China Hongqiao Group Ltd.	211,000	234,432
China Life Insurance Co. Ltd., Class H	49,000	85,126
China Merchants Bank Co. Ltd., Class A	11,000	92,534
China Merchants Bank Co. Ltd., Class H	55,500	465,098
China Molybdenum Co. Ltd., Class H	300,000	185,461
China Pacific Insurance Group Co. Ltd., Class H	49,000	149,836
China Petroleum & Chemical Corp., Class A	322,800	214,199
China Petroleum & Chemical Corp., Class H	142,000	69,187
China Resources Cement Holdings Ltd.	262,000	220,317
China Resources Gas Group Ltd.	12,000	64,469
China Resources Land Ltd.	18,000	69,938
China Resources Pharmaceutical Group Ltd.(b)	532,500	256,157
China Yongda Automobiles Services Holdings Ltd.	328,500	522,668
CITIC Securities Co. Ltd., Class A	289,300	1,167,990
Contemporary Amperex Technology Co. Ltd., Class A	27,587	2,759,845
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	94,000	41,541
COSCO SHIPPING Holdings Co. Ltd., Class H(a)	288,200	446,395
Country Garden Services Holdings Co. Ltd.	43,000	331,035
CSPC Pharmaceutical Group Ltd.	422,720	441,108

Security	Shares	Value

China (continued)
Dali Foods Group Co. Ltd.(b)	111,000	$61,774
Dynagreen Environmental Protection Group Co. Ltd., Class H	96,000	48,989
Ganfeng Lithium Co. Ltd., Class H(b)	10,600	198,598
G-bits Network Technology Xiamen Co. Ltd., Class A	1,300	69,306
Great Wall Motor Co. Ltd., Class H	63,500	285,721
Haier Smart Home Co. Ltd., Class H	134,800	501,954
Hangzhou Robam Appliances Co. Ltd., Class A	11,124	54,349
Huatai Securities Co. Ltd., Class H(b)	360,800	536,550
Industrial & Commercial Bank of China Ltd., Class H	407,000	223,102
Industrial Bank Co. Ltd., Class A	128,900	374,652
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	9,500	275,259
Jinxin Fertility Group Ltd.(a)(b)	121,000	170,661
Joinn Laboratories China Co. Ltd., Class H(b)	20	257
Lenovo Group Ltd.	1,826,000	1,982,978
Li Ning Co. Ltd.	75,000	827,629
Lufax Holding Ltd., ADR(a)	20,974	132,346
Luye Pharma Group Ltd.(a)(b)	129,500	61,714
Maanshan Iron & Steel Co. Ltd.	822,000	349,543
Meituan, Class B(a)(b)	29,600	1,007,247
MMG Ltd.(a)	220,000	101,618
NetEase, Inc.	29,700	576,111
NetEase, Inc., ADR	8,753	854,205
New China Life Insurance Co. Ltd., Class H	50,500	145,687
People’s Insurance Co. Group of China Ltd., Class H	521,000	162,512
Pharmaron Beijing Co. Ltd., Class H(b)	2,200	47,601
Ping An Insurance Group Co. of China Ltd., Class H	481,000	3,445,273
Powerlong Real Estate Holdings Ltd.	42,000	28,773
RiseSun Real Estate Development Co. Ltd., Class A	1	1
SG Micro Corp., Class A	2,000	101,117
Shandong Nanshan Aluminum Co. Ltd., Class A	356,000	240,330
Shanghai Junshi Biosciences Co. Ltd., Class H(a)(b)	9,800	49,256
Shanghai Putailai New Energy Technology Co. Ltd., Class A	4,100	113,841
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	5,800	272,872
Shenzhen Inovance Technology Co. Ltd., Class A	73,350	746,375
Sinopharm Group Co. Ltd., Class H	56,000	132,973
Sinotrans Ltd., Class H	57,000	18,737
Sunac China Holdings Ltd.	653,000	1,396,457
Sunac Services Holdings Ltd.(a)(b)	22,000	44,399
TCL Technology Group Corp., Class A	507,700	480,671
Tencent Holdings Ltd.	113,300	6,892,015
Times China Holdings Ltd.	193,000	131,328
Tingyi Cayman Islands Holding Corp.	210,000	391,961
Uni-President China Holdings Ltd.	62,000	52,842
Vipshop Holdings Ltd., ADR(a)	50,333	561,716
West China Cement Ltd.	1,328,000	232,054
Wuliangye Yibin Co. Ltd., Class A	5,400	182,236
WuXi AppTec Co. Ltd., Class H(b)	84,280	1,799,476
Wuxi Biologics Cayman, Inc.(a)(b)	60,500	916,391
Xiabuxiabu Catering Management China Holdings Co. Ltd.(b)	118,500	86,345
Xiaomi Corp., Class B(a)(b)	127,400	348,255
XPeng, Inc., ADR(a)	4,915	229,186
XPeng, Inc., Class A, -A Shares Class A(a)	4,700	109,057
Xtep International Holdings Ltd.	114,000	149,089
Yum China Holdings, Inc.	3,621	206,687
Zhaojin Mining Industry Co. Ltd., Class H	106,500	75,823
Zhejiang Weixing New Building Materials Co. Ltd., Class A	53,505	150,147
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)	12,900	46,923
Zhuzhou Kibing Group Co. Ltd., Class A	40,600	100,629

10	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock Advantage Emerging Markets Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Zijin Mining Group Co. Ltd., Class H	74,000	$102,908
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	556,400	400,765
ZTE Corp., Class A	21,600	109,843
ZTE Corp., Class H	20,800	62,438

		52,522,314

Hong Kong — 0.6%
Kingboard Laminates Holdings Ltd.	42,500	66,623
Nine Dragons Paper Holdings Ltd.	369,000	464,018
Sino Biopharmaceutical Ltd.	347,000	255,872
Sun Art Retail Group Ltd.	228,000	133,667

		920,180

Hungary — 0.3%
MOL Hungarian Oil & Gas PLC	59,794	510,959

India — 9.7%
Alkem Laboratories Ltd.	2,116	102,084
Amara Raja Batteries Ltd.	53,306	485,463
Apollo Hospitals Enterprise Ltd.	4,956	282,708
Asian Paints Ltd.	23,020	954,025
Axis Bank Ltd.(a)	27,858	277,214
Bank of Baroda(a)	119,662	156,347
Bharat Forge Ltd.	12,266	126,111
Birlasoft Ltd.	11,070	60,295
Cadila Healthcare Ltd	11,607	78,084
Container Corp. Of India Ltd.	50,784	445,383
Dabur India Ltd.	26,023	203,828
Havells India Ltd.	36,375	614,764
HDFC Bank Ltd.	46,384	982,591
HDFC Life Insurance Co. Ltd.(b)	62,776	570,905
Housing Development Finance Corp. Ltd.	47,365	1,805,869
ICICI Bank Ltd.	101,466	1,092,495
Indian Hotels Co. Ltd.	17,648	46,554
IndusInd Bank Ltd.	19,251	294,480
Infosys Ltd.	69,693	1,559,647
Infosys Ltd., ADR	69,402	1,546,276
ITC Ltd.	70,908	211,715
Jubilant Foodworks Ltd.	1,106	54,663
Kalpataru Power Transmission Ltd.	14,373	80,870
Kotak Mahindra Bank Ltd.	33,779	918,856
Mphasis Ltd.	2,989	129,639
Persistent Systems Ltd.	1,128	59,230
PVR Ltd.(a)	3,023	68,072
Reliance Industries Ltd.	10,500	356,319
Tata Chemicals Ltd.	9,143	110,530
Tata Consultancy Services Ltd.	43,552	1,979,634
Tata Motors Ltd.(a)	19,133	123,083
Tech Mahindra Ltd.	7,691	152,236
Thermax Ltd.	4,666	86,041
UPL Ltd.	12,445	123,377

		16,139,388

Malaysia — 2.4%
CIMB Group Holdings BHD	937,100	1,182,370
IHH Healthcare BHD	186,800	295,019
Malayan Banking BHD	490,400	953,325
Public Bank BHD	1,019,100	1,026,237
RHB Bank BHD	264,900	357,427
Sime Darby BHD	425,900	233,469

		4,047,847

Security	Shares	Value

Mexico — 2.0%
Arca Continental SAB de CV	109,038	$664,831
Cemex SAB de CV(a)	309,641	199,128
Coca-Cola Femsa SAB de CV	60,696	327,094
Coca-Cola Femsa SAB de CV, ADR	9,950	534,813
Fomento Economico Mexicano SAB de CV	39,777	327,018
Fomento Economico Mexicano SAB de CV, ADR	15,133	1,243,781
Grupo Bimbo SAB de CV, Series A	22,349	66,153

		3,362,818

Peru — 0.1%
Hochschild Mining PLC	60,787	118,629

Romania — 0.3%
NEPI Rockcastle PLC	70,022	469,411

Russia — 2.9%
Alrosa AO(a)	779,001	1,375,346
LUKOIL PJSC	11,087	1,131,449
LUKOIL PJSC, ADR	19,862	2,024,550
Novatek PJSC, GDR, Registered Shares	734	186,341
PhosAgro PJSC, GDR, Registered Shares	6,689	160,001

		4,877,687

Saudi Arabia — 3.2%
Al Rajhi Bank	84,647	3,127,803
Saudi Basic Industries Corp	61,746	2,128,165

		5,255,968

South Africa — 5.2%
Absa Group Ltd.	50,173	458,963
AngloGold Ashanti Ltd.	8,332	153,715
Aspen Pharmacare Holdings Ltd.	8,389	133,592
AVI Ltd.	73,961	382,999
Capitec Bank Holdings Ltd.	5,991	669,415
Clicks Group Ltd.	5,531	100,967
FirstRand Ltd.	235,730	895,461
Foschini Group Ltd.(a)	28,064	238,291
Gold Fields Ltd.	18,236	169,453
Mr Price Group Ltd.	18,465	241,719
Naspers Ltd., N Shares	8,739	1,479,983
Nedbank Group Ltd.	29,484	335,971
Netcare Ltd.(a)	321,294	355,685
Old Mutual Ltd.	534,133	545,148
Sanlam Ltd	74,192	304,782
Shoprite Holdings Ltd.	26,355	313,137
Standard Bank Group Ltd.	171,285	1,517,829
Telkom SA SOC Ltd.(a)	27,064	89,883
Truworths International Ltd.	52,933	186,851

		8,573,844

South Korea — 10.6%
CJ CheilJedang Corp.	1,840	598,007
CJ Logistics Corp.(a)	1,340	162,932
Doosan Bobcat, Inc.(a)	8,132	265,776
Doosan Co. Ltd.	2,757	243,936
Hyundai Construction Equipment Co. Ltd.(a)	8,750	302,859
Hyundai Mobis Co. Ltd.	2,188	472,978
Korea Gas Corp.(a)	22,766	864,870
KT Corp., ADR	52,794	676,291
LG Display Co. Ltd.(a)	4,578	77,370
LG Electronics, Inc.	3,274	338,708
LG Hausys Ltd.	308	18,365
LS Electric Co. Ltd.	10,382	525,441
Mando Corp.(a)	2,306	123,777
NAVER Corp.	4,051	1,408,462

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock Advantage Emerging Markets Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
POSCO	3,283	$832,673
Samsung Electro-Mechanics Co. Ltd.	10,444	1,422,334
Samsung Electronics Co. Ltd.	114,044	6,828,169
Samsung Electronics Co. Ltd., Registered Shares, GDR	15	22,460
Seah Besteel Corp.	4,261	79,057
Shinhan Financial Group Co. Ltd.	18,225	594,990
SK Innovation Co. Ltd.(a)	365	76,121
S-Oil Corp	18,997	1,662,193

		17,597,769

Taiwan — 16.6%
AU Optronics Corp.	411,000	282,449
Bizlink Holding, Inc.	9,000	83,193
China Steel Corp.	681,000	821,052
ChipMOS Technologies, Inc.	50,000	83,143
CTBC Financial Holding Co. Ltd.	2,142,000	1,788,696
E.Sun Financial Holding Co. Ltd.	231,000	220,726
Elite Material Co. Ltd.	14,000	121,246
Eva Airways Corp.(a)	391,000	265,375
Evergreen Marine Corp. Taiwan Ltd.	54,000	194,329
Formosa Plastics Corp.	31,000	120,077
Gigabyte Technology Co. Ltd.	55,000	223,339
Gourmet Master Co. Ltd.	44,000	207,660
Hiwin Technologies Corp.	26,180	291,533
Kinsus Interconnect Technology Corp.	29,000	255,217
MediaTek, Inc.	35,000	1,151,944
Nan Ya Plastics Corp.	585,000	1,795,283
Nanya Technology Corp.	548,000	1,313,952
Novatek Microelectronics Corp.	20,000	299,979
Primax Electronics Ltd.	236,000	438,004
Realtek Semiconductor Corp.	125,000	2,248,454
Sitronix Technology Corp.	9,000	86,415
Taiwan Business Bank	1,401,000	476,615
Taiwan Semiconductor Manufacturing Co. Ltd.	490,000	10,397,942
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	20,676	2,350,861
TCI Co. Ltd.	13,000	105,652
Unimicron Technology Corp.	55,000	377,016
United Microelectronics Corp.	324,000	672,616
USI Corp.	118,000	146,170
Vanguard International Semiconductor Corp.	45,000	234,485
Visual Photonics Epitaxy Co. Ltd.	56,000	284,272
Voltronic Power Technology Corp.	3,000	175,695

		27,513,390

Thailand — 0.7%
Siam Cement PCL, NVDR	103,200	1,228,471

Turkey — 0.3%
Arcelik AS	21,712	76,174
KOC Holding A/S	22,481	55,139
Sok Marketler Ticaret	57,341	66,204
Turkcell Iletisim Hizmetleri A/S	27,428	43,621
Turkiye Garanti Bankasi A/S	250,185	256,326

		497,464

United Arab Emirates — 0.6%
Abu Dhabi Commercial Bank PJSC	56,786	128,316
Aldar Properties PJSC	221,657	243,887
Dubai Islamic Bank PJSC	33,388	46,551
Emaar Properties PJSC	47,249	51,725
Emirates Telecommunications Group Co. PJSC	34,352	239,620
First Abu Dhabi Bank PJSC	52,648	255,535

		965,634

Security	Shares	Value

United States — 0.0%
Genpact Ltd.	1,630	$80,440

Total Common Stocks — 92.7% (Cost: $140,527,113)		153,771,029

Preferred Securities

Preferred Stocks — 1.9%

Brazil — 1.3%
Banco Bradesco SA, Preference Shares	598,317	2,109,662
Gerdau SA, Preference Shares	23,443	111,736

		2,221,398

Chile — 0.1%
Embotelladora Andina SA, Preference Shares	31,414	64,874
Sociedad Quimica y Minera de Chile SA, Preference Shares Class B	2,270	123,525

		188,399

South Korea — 0.5%
LG Electronics, Inc., Preference Shares	14,632	805,299

Total Preferred Securities — 1.9% (Cost: $3,302,316)		3,215,096

Rights

Brazil — 0.0%
Ultrapar Participacoes (a)	15,793	—

Total Rights — 0.0% (Cost: $ — )		—

Total Long-Term Investments — 94.6% (Cost: $143,829,429)		156,986,125

Short-Term Securities

Money Market Funds — 5.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(d)(e)	8,012,366	8,012,366
SL Liquidity Series, LLC, Money Market Series, 0.08%(d)(e)(f)	190,037	190,075

Total Short-Term Securities — 5.0% (Cost: $8,202,441)		8,202,441

Total Investments — 99.6% (Cost: $152,031,870)		165,188,566

Other Assets Less Liabilities — 0.4%		710,981

Net Assets — 100.0%		$165,899,547

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

12	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock Advantage Emerging Markets Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/21	Shares Held at 10/31/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$13,397,402	$—		$(5,385,036	)(a)	$—	$—	$8,012,366	8,012,366	$216		$—
SL Liquidity Series, LLC, Money Market Series	—	190,075	(a)	—		—	—	190,075	190,037	1,789	(b)	—

						$—	$—	$8,202,441		$2,005		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets Index	132	12/17/21	$8,329	$(144,167)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$144,167	$—	$—	$—	$144,167

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended October 31, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$(357,384)	$—	$—	$—	$(357,384)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(205,374)	$—	$—	$—	$(205,374)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$10,297,560

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock Advantage Emerging Markets Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Brazil	$6,306,373	$—	$—	$6,306,373
Chile	2,200,493	581,950	—	2,782,443
China	4,930,901	47,591,413	—	52,522,314
Hong Kong	—	920,180	—	920,180
Hungary	—	510,959	—	510,959
India	1,546,276	14,593,112	—	16,139,388
Malaysia	2,508,050	1,539,797	—	4,047,847
Mexico	3,362,818	—	—	3,362,818
Peru	118,629	—	—	118,629
Romania	469,411	—	—	469,411
Russia	160,001	4,717,686	—	4,877,687
Saudi Arabia	3,127,803	2,128,165	—	5,255,968
South Africa	3,562,469	5,011,375	—	8,573,844
South Korea	676,291	16,921,478	—	17,597,769
Taiwan	2,350,861	25,162,529	—	27,513,390
Thailand	—	1,228,471	—	1,228,471
Turkey	421,290	76,174	—	497,464
United Arab Emirates	128,316	837,318	—	965,634
United States	80,440	—	—	80,440
Preferred Securities
Preferred Stocks
Brazil	2,221,398	—	—	2,221,398
Chile	64,874	123,525	—	188,399
South Korea	—	805,299	—	805,299
Rights	—	—	—	—
Short-Term Securities
Money Market Funds	8,012,366	—	—	8,012,366

	$42,249,060	$122,749,431	$—	164,998,491

Investments Valued at NAV				190,075

				$165,188,566

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(144,167)	$—	$—	$(144,167)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

14	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) October 31, 2021	BlackRock Global Long/Short Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Netherlands — 0.1%
Climate Transition Capital(a)	40,590	$450,451

United Kingdom — 0.1%
Revolution Beauty Group Ltd.(a)	347,548	599,303

United States(a) — 0.5%
Fluence Energy, Inc.	23,868	848,984
GGlobalfoundries, Inc.	18,818	917,189
Gitlab, Inc., Class A	1,440	161,568
Informatica, Inc., Class A, Class A	17,144	508,491
Palantir Technologies, Inc., Class A	4	104
Udemy, Inc.	16,215	445,912

		2,882,248

Total Common Stocks — 0.7% (Cost: $3,885,189)		3,932,002

Preferred Securities

Preferred Stocks — 0.6%(b)(c)

United States — 0.6%
AliphCom
Series 6, (Acquired 12/15/15, Cost: $—)	8,264	—
Series 8, (Acquired 08/31/15, Cost: $1,750,010)	823,530	9
Illumio Inc., Series C, (Acquired 03/10/15, Cost: $1,500,001)	466,730	3,299,781

		3,299,790

Total Preferred Securities — 0.6% (Cost: $3,250,011)		3,299,790

	Par (000)
U.S. Treasury Obligations
U.S. Treasury Notes(d)
(3 mo.Treasury money market yield + 0.04%), 1.00%, 10/31/23	$3,500	3,499,997
(3 mo.Treasury money market yield + 0.06%), 0.11%, 10/31/22	20,000	20,009,502

Total U.S. Treasury Obligations — 4.2% (Cost: $23,499,556)		23,509,499

	Shares

Warrants

Netherlands — 0.0%
Climate Transition Capital Acquisition I BV(a)	13,530	2,815

Total Warrants — 0.0% (Cost: $ — )		2,815

Total Long-Term Investments — 5.5% (Cost: $30,634,756)		30,744,106

Short-Term Securities

Money Market Funds — 3.5%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(e)(f)	19,401,600	19,401,600

Security	Par (000)	Value

U.S. Treasury Obligations — 78.3%
U.S. Treasury Bills(g)
0.01%, 11/02/21 - 12/02/21	$40,000	$39,998,380
0.05%, 11/12/21 - 02/10/22	103,391	103,386,687
0.04%, 11/16/21 - 12/23/21	68,581	68,577,821
0.06%, 11/16/21 - 02/03/22	81,755	81,747,383
0.11%, 12/02/21 - 12/30/21	14,446	14,444,729
0.09%, 12/16/21	10,000	9,999,031
0.08%, 09/08/22	1,362	1,360,574
U.S. Treasury Cash Management Bill(g)
0.01%, 11/23/21	6,350	6,349,777
0.05%, 12/14/21 - 01/11/22	90,925	90,915,041
U.S. Treasury Floating Rate Note, (3 mo.Treasury money market yield + 0.05%), 0.10%, 01/31/23(d)	14,633	14,637,017
U.S. Treasury Notes
(3 mo.Treasury money market yield + 0.15%), 0.21%, 01/31/22(d)	4,925	4,926,805
2.13%, 05/15/22	730	737,984
0.13%, 06/30/22	325	325,051

		437,406,280

Total Short-Term Securities — 81.8% (Cost: $456,808,049)		456,807,880

Options Purchased — 0.3% (Cost: $1,629,204)		1,577,645

Total Investments Before Options Written — 87.6% (Cost: $489,072,009)		489,129,631

Options Written — (0.2)% (Premiums Received: $(955,900))		(937,830)

Total Investments, Net of Options Written — 87.4% (Cost: $488,116,109)		488,191,801

Other Assets Less Liabilities — 12.6%		70,223,393

Net Assets — 100.0%		$558,415,194

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $3,299,790, representing 0.6% of its net assets as of period end, and an original cost of $3,250,011.

(d)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	Rates are discount rates or a range of discount rates as of period end.

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock Global Long/Short Equity Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/21	Shares Held at 10/31/21	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$18,454,009	$947,591	(a)	$—	$—	$—	$19,401,600	19,401,600	$505	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
IBEX 35 Index	74	11/19/21	$7,738	$52,120
OMX Stockholm 30 Index	169	11/19/21	4,501	(24,396)
MSCI Singapore Index	246	11/29/21	6,713	(17,691)
TOPIX Index	48	12/09/21	8,391	73,102
S&P/TSE 60 Index	128	12/16/21	26,074	(90,048)
DAX Index	1	12/17/21	453	5,575
FTSE 100 Index	129	12/17/21	12,753	62,631
FTSE/MIB Index	223	12/17/21	34,475	1,622,088
NASDAQ 100 E-Mini Index	20	12/17/21	6,335	183,665
S&P 500 E-Mini Index	49	12/17/21	11,263	566,438

				2,433,484

Short Contracts
Amsterdam Index	117	11/19/21	21,876	(254,563)
CAC 40 Index	396	11/19/21	31,250	(1,359,598)
SPI 200 Index	6	12/16/21	821	2,748

				(1,611,413)

				$822,071

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Put
S&P 500 Index	191	11/12/21	USD	4,450.00	USD	87,963	$235,885
Russell 2000 Index	176	12/17/21	USD	2,200.00	USD	40,431	617,760
S&P 500 Index	160	12/17/21	USD	4,400.00	USD	73,686	724,000

							$1,577,645

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Put
S&P 500 Index	191	11/12/21	USD	4,325.00	USD	87,963	$(108,870)
Russell 2000 Index	176	12/17/21	USD	2,120.00	USD	40,431	(371,360)
S&P 500 Index	160	12/17/21	USD	4,250.00	USD	73,686	(457,600)

							$(937,830)

16	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock Global Long/Short Equity Fund

OTC Total Return Swaps — Future

Reference Entity	Fixed Amount Paid (Received) by the Fund		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Swiss Market Index Future December 2021	CHF	(821,504)	HSBC Bank PLC	12/17/21	CHF	822	$(27,311)	$—	$(27,311)
Swiss Market Index Future December 2021	CHF	(3,514,635)	HSBC Bank PLC	12/17/21	CHF	3,515	8,372	—	8,372
Swiss Market Index Future December 2021	CHF	(2,910,777)	HSBC Bank PLC	12/17/21	CHF	2,911	9,236	—	9,236

							$(9,703)	$—	$(9,703)

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage

Equity Securities Long/Short	At Termination	Bank of America N.A.(b)	02/15/23	$(2,286,537)	$(379,134	)(c)	$(1,252,743)	36.4%
	At Termination	Bank of America N.A.(d)	02/15/23	(2,234,307)	1,013,620	(e)	(803,120)	31.4
	At Termination	Deutsche Bank A.G.(f)	02/22/22 – 01/05/26	854,115	806,926	(g)	(894,116)	96.0
	At Termination	Goldman Sachs & Co.(h)	02/27/23 – 02/28/23	(1,250,378)	4,350,935	(i)	920,287	102.2
	At Termination	Goldman Sachs & Co.(j)	02/27/23 – 02/28/23	(751,279)	1,404,851	(k)	199,286	53.9
	At Termination	UBS AG(l)	07/08/22	(1,554,038)	(508,452	)(m)	(1,470,615)	19.6

					$6,688,746		$(3,301,021)

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $(1,412,928) of net dividends and financing fees.
(e)	Amount includes $(417,567) of net dividends and financing fees.
(g)	Amount includes $2,555,157 of net dividends and financing fees.
(i)	Amount includes $2,180,270 of net dividends and financing fees.
(k)	Amount includes $454,286 of net dividends and financing fees.
(m)	Amount includes $(591,875) of net dividends and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)	(f)
Range:	0-200 basis points	0-795 basis points	18-525 basis points
Benchmarks:	AUD - 1D Overnight Reserve Bank of Australia Rate (AONIA)	AUD - 1D Overnight Reserve Bank of Australia Rate (AONIA)	AUD - 1D Overnight Reserve Bank of Australia Rate (AONIA)
	Bank of Canada Overnight Rate Target (CABROVER)	Bank of Canada Overnight Rate Target (CABROVER)	Bank of Canada Overnight Rate Target (CABROVER)
	CHF - Swiss Average Rate O/N (SSARON)	CHF - Swiss Average Rate O/N (SSARON)	CHF - Swiss Average Rate O/N (SSARON)
	DKK - 1W Copenhagen Interbank Swap Rate (CIBOR)	DKK - 1W Copenhagen Interbank Swap Rate (CIBOR)	DKK - Annualized Overnight Deposit MID Rate EUR - 1D Euro Short Term Rate (ESTR)
	EUR - 1D Euro Short Term Rate (ESTR) GBP - 1D Sterling Overnight Index Average (SONIA)	EUR - 1D Euro Short Term Rate (ESTR) GBP - 1D Sterling Overnight Index Average (SONIA)	GBP - 1D Sterling Overnight Index Average (SONIA) HKD - 1D Overnight Index Swap Rate (HKDONOIS)
	HKD - 1D Overnight Index Swap Rate (HKDONOIS) ILS - 1M Tel Aviv Interbank Offer Rate (TELBOR)	HKD - 1D Overnight Index Swap Rate (HKDONOIS) ILS - 1M Tel Aviv Interbank Offer Rate (TELBOR)	ILS - 1M Tel Aviv Interbank Offer Rate (TELBOR) JPY - Provisional 1D Overnight Tokyo Average Rate (TONA)
	JPY - Provisional 1D Overnight Tokyo Average Rate (TONA)	JPY - Provisional 1D Overnight Tokyo Average Rate (TONA)	NOK - Norwegian Overnight Weighted Average (NOWA)
	NOK - 1W Norway Interbank Offer Rate (NIBOR) NZD - 1M New Zealand Bank Bill Rate (BBR)	NOK - 1W Norway Interbank Offer Rate (NIBOR) NZD - 1M New Zealand Bank Bill Rate (BBR)	NZD - 1D New Zealand Official Overnight Deposit Rate (NZOCO)
	SEK - 1W Stockholm Interbank Offer Rate (STIBOR) SGD - Overnight Rate Average (SORA)	SEK - 1W Stockholm Interbank Offer Rate (STIBOR) SGD - Overnight Rate Average (SORA)	SEK - 1W Stockholm Interbank Offer Rate (STIBOR)
	USD - 1D Overnight Bank Funding Rate (OBFR01)	USD - 1D Overnight Bank Funding Rate (OBFR01)	SGD - 1M Association of Bank in Singapore Swap Offer Rate
USD - 1D Overnight Bank Funding Rate (OBFR01)

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock Global Long/Short Equity Fund

OTC Total Return Swaps (continued)

(h)	(j)	(l)
0-1,375 basis points	15-1,350 basis points	20-500 basis points
AUD - 1D Overnight Reserve Bank of Australia Rate (AONIA)	AUD - 1D Overnight Reserve Bank of Australia Rate (AONIA)	AUD - 1D Overnight Reserve Bank of Australia Rate (AONIA)
CAD - 1D Overnight Bank of Canada Repo Rate (CORRA)	CAD - 1D Overnight Bank of Canada Repo Rate (CORRA)	CAD - 1D Overnight Bank of Canada Repo Rate (CORRA)
CHF - Swiss Average Rate O/N (SSARON)	CHF - Swiss Average Rate O/N (SSARON)	CHF - Swiss Average Rate O/N (SSARON)
DKK - Danish Tom/Next Reference Rate (DETNT/N)	DKK - Danish Tom/Next Reference Rate (DETNT/N)	DKK - 1W Copenhagen Interbank Swap Rate (CIBOR)
EUR - 1D Euro Short Term Rate (ESTR)	EUR - 1D Euro Short Term Rate (ESTR)	EUR - 1D Euro Short Term Rate (ESTR)
GBP - 1D Sterling Overnight Index Average (SONIA)	GBP - 1D Sterling Overnight Index Average (SONIA)	GBP - 1D Sterling Overnight Index Average (SONIA)
HKD - 1D Overnight Index Swap Rate (HKDONOIS)	HKD - 1D Overnight Index Swap Rate (HKDONOIS)	HKD - 1D Overnight Index Swap Rate (HKDONOIS)
ILS - 1D Overnight Tel Aviv Interbank Offer Rate (TELBOR)	ILS - 1D Overnight Tel Aviv Interbank Offer Rate (TELBOR)	ILS - 1D Overnight Tel Aviv Interbank Offer Rate (TELBOR)
JPY - Provisional 1D Overnight Tokyo Average Rate (TONA)	JPY - Provisional 1D Overnight Tokyo Average Rate (TONA)	JPY - Provisional 1D Overnight Tokyo Average Rate (TONA)
NOK - Norwegian Overnight Weighted Average (NOWA)	NOK - Norwegian Overnight Weighted Average (NOWA)	NOK - Norwegian Overnight Weighted Average (NOWA)
SEK - 1D Overnight Stockholm Interbank Offer Rate (STIBOR)	SEK - 1D Overnight Stockholm Interbank Offer Rate (STIBOR)	NZD - 1M New Zealand Bank Bill Rate (BBR) SEK - TN Stockholm Interbank Offer Rate (STIBOR)
SGD - Overnight Rate Average (SORA) USD - 1D Overnight Fed Funds Effective Rate (FEDL01)	SGD - Overnight Rate Average (SORA) USD - 1D Overnight Fed Funds Effective Rate (FEDL01)	SGD - Overnight Rate Average (SORA) USD - 1D Overnight Bank Funding Rate (OBFR01)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Bank of America N.A. as of period end, termination date February 15, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Australia
Alumina Ltd.	190,469	$287,860	(23.0)%
Aristocrat Leisure Ltd.	23,069	818,182	(65.3)
Aurizon Holdings Ltd.	59,733	152,287	(12.1)
CSR Ltd.	18,322	82,251	(6.6)
Domain Holdings Australia Ltd.	1,902	8,262	(0.7)
Domino’s Pizza Enterprises Ltd.	624	64,009	(5.1)
Flight Centre Travel Group Ltd.	32,488	491,609	(39.2)
Fortescue Metals Group Ltd.	3,876	40,388	(3.2)
Harvey Norman Holdings Ltd.	2,435	9,135	(0.7)
JB Hi-Fi Ltd.	7,575	289,209	(23.1)
Metcash Ltd.	31,988	98,586	(7.9)
Mineral Resources Ltd.	17,247	507,032	(40.5)
Nufarm Ltd.	72,183	237,716	(19.0)
Orocobre Ltd.	14,010	94,615	(7.5)
Platinum Asset Management Ltd.	76,313	176,228	(14.1)
South32 Ltd.	5,692	15,355	(1.2)
Woodside Petroleum Ltd.	4,808	84,051	(6.7)

		3,456,775

Austria
ams AG	5,498	108,851	(8.7)
Erste Group Bank AG	12,461	534,399	(42.7)

		643,250

Security	Shares	Value	% of Basket Value

Belgium
Groupe Bruxelles Lambert SA	3,013	$349,602	(27.9)%
Telenet Group Holding NV	20,229	726,747	(58.0)

		1,076,349

Bermuda
Hiscox Ltd.	5,820	66,216	(5.3)

Canada
Agnico Eagle Mines Ltd.	301	15,977	(1.3)
Alimentation Couche-Tard, Inc., Class B	617	23,142	(1.8)
Boralex, Inc.	1,326	41,036	(3.3)
Canadian Western Bank	4,708	150,606	(12.0)
Crescent Point Energy Corp.	346,168	1,739,791	(138.9)
Descartes Systems Group, Inc.	724	59,126	(4.7)
Franco-Nevada Corp.	157	22,402	(1.8)
GFL Environmental, Inc.	7,833	322,092	(25.7)
Great-West Lifeco, Inc.	2,453	72,167	(5.8)
Imperial Oil Ltd.	6,233	211,024	(16.8)
Innergex Renewable Energy Inc.	18,450	307,102	(24.5)
Keyera Corp.	24,873	637,501	(50.9)
Kinaxis, Inc.	388	60,219	(4.8)
Lightspeed Commerce, Inc.	171	16,668	(1.3)
Lithium Americas Corp.	826	23,960	(1.9)
Parkland Corp./Canada	22	640	(0.0)
Stantec, Inc.	2,960	163,594	(13.1)
Topicus.com Inc.	311	34,706	(2.8)
Tourmaline Oil Corp.	653	23,601	(1.9)
Wheaton Precious Metals Corp.	32,523	1,312,903	(104.8)

		5,238,257

Denmark
FLSmidth & Co. A/S	339	12,889	(1.0)
Novozymes A/S, B Shares	172	12,652	(1.0)

		25,541

18	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Finland
Kone Oyj, Class B	4,135	$282,003	(22.5)%
Nokia OYJ	193,565	1,110,967	(88.7)
QT Group OYJ	74	11,973	(1.0)

		1,404,943

France
ALD SA	11,295	168,358	(13.4)
Antin Infrastructure Partners SA	15,072	573,224	(45.8)
Arkema SA	875	119,695	(9.6)
Bouygues SA	8,774	355,481	(28.4)
Carrefour SA	2,678	48,482	(3.9)
Constellium SE	6,803	125,243	(10.0)
Elis SA	9,321	176,983	(14.1)
Engie SA	49,384	702,495	(56.1)
Eurazeo SE	1,616	151,474	(12.1)
Exclusive Networks SA	41,466	975,471	(77.9)
JCDecaux SA	3,245	84,663	(6.8)
L’Oreal SA	5,546	2,537,044	(202.5)
Rexel SA	6,207	123,372	(9.8)
Rubis SCA	42,211	1,352,833	(108.0)
Societe Generale SA	13,704	457,767	(36.5)
Sodexo SA	3	292	(0.0)
Teleperformance	509	212,615	(17.0)
Unibail-Rodamco-Westfield	340	24,278	(1.9)
Valeo SA	11,055	324,819	(25.9)
Wendel SE	2,264	301,586	(24.1)

		8,816,175

Germany
Adidas AG	1,767	578,341	(46.2)
Bayerische Motoren Werke AG	14,124	1,427,033	(113.9)
Beiersdorf AG	1,008	107,184	(8.6)
Fraport AG Frankfurt Airport Services Worldwide	1,229	87,961	(7.0)
Gerresheimer AG	907	83,220	(6.6)
HUGO BOSS AG	434	27,176	(2.2)
MTU Aero Engines AG	3,640	810,764	(64.7)
ProSiebenSat.1 Media SE	15,633	261,864	(20.9)
Rheinmetall AG	2,457	238,395	(19.0)
Scout24 AG	2,157	150,227	(12.0)
Siemens AG	3,199	520,100	(41.5)
thyssenkrupp AG	2,483	25,847	(2.1)
Vitesco Technologies Group AG	306	17,545	(1.4)
Wacker Chemie AG	1,693	305,937	(24.4)

		4,641,594

Hong Kong
ASM Pacific Technology Ltd.	25,600	277,002	(22.1)
Bank of East Asia Ltd.	11,600	19,050	(1.5)
Dah Sing Banking Group Ltd.	276,800	264,827	(21.1)
Dah Sing Financial Holdings Ltd.	8,000	24,798	(2.0)
Hutchison Port Holdings Trust	645,100	138,961	(11.1)
Melco Resorts & Entertainment Ltd.	2,971	32,176	(2.6)
Pacific Basin Shipping Ltd.	80,000	36,921	(3.0)
SITC International Holdings Co. Ltd.	68,000	229,829	(18.3)
Swire Pacific Ltd., Class A	19,000	119,445	(9.5)
Swire Properties Ltd.	143,600	384,987	(30.7)
United Energy Group Ltd.	1,914,000	169,740	(13.6)
Yue Yuen Industrial Holdings Ltd.	50,500	107,197	(8.6)

		1,804,933

Ireland
AIB Group PLC	61,927	167,604	(13.4)

Security	Shares	Value	% of Basket Value

Ireland (continued)
Alkermes PLC	6,979	$211,394	(16.9)%
Bank of Ireland Group PLC	3,954	23,555	(1.9)
Medtronic PLC	384	46,026	(3.6)

		448,579

Israel
JFrog Ltd.	5,530	180,776	(14.4)
Paz Oil Co. Ltd.	1,196	152,435	(12.2)
Playtika Holding Corp.	850	24,038	(1.9)
Wix.com Ltd.	161	29,939	(2.4)

		387,188

Italy
PRADA SpA	67,100	422,935	(33.7)
Saipem SpA	6,705	14,690	(1.2)

		437,625

Japan
Advantest Corp.	600	49,193	(3.9)
Alps Alpine Co. Ltd.	25,100	245,254	(19.6)
Amada Co. Ltd.	6,500	64,217	(5.1)
Amano Corp.	500	12,373	(1.0)
Benesse Holdings, Inc.	11,200	256,236	(20.5)
Bridgestone Corp.	7,800	345,066	(27.5)
Calbee, Inc.	16,400	422,554	(33.7)
Canon, Inc.	21,500	488,896	(39.0)
Casio Computer Co. Ltd.	4,700	66,510	(5.3)
COMSYS Holdings Corp.	12,100	299,608	(23.9)
Daikin Industries Ltd.	2,300	503,734	(40.2)
Dentsu Group, Inc.	1,800	65,779	(5.3)
DMG Mori Co. Ltd.	2,000	34,442	(2.8)
Ebara Corp.	400	21,827	(1.7)
Ezaki Glico Co. Ltd.	4,500	163,320	(13.0)
FANUC Corp.	1,600	316,194	(25.2)
Fuji Media Holdings, Inc.	58,700	608,454	(48.6)
Fuji Oil Holdings, Inc.	2,400	56,323	(4.5)
Hisamitsu Pharmaceutical Co., Inc.	3,400	115,996	(9.3)
Honda Motor Co. Ltd.	5,500	162,678	(13.0)
Hoshizaki Corp.	1,400	117,727	(9.4)
Hulic Co. Ltd.	14,300	137,502	(11.0)
IHI Corp.	4,700	109,782	(8.8)
Japan Post Insurance Co. Ltd.	2,300	37,317	(3.0)
JGC Holdings Corp.	7,500	70,480	(5.6)
Kamigumi Co. Ltd.	2,600	52,351	(4.2)
Kansai Paint Co. Ltd.	2,700	62,521	(5.0)
Keyence Corp.	600	362,169	(28.9)
Koito Manufacturing Co. Ltd.	6,300	357,450	(28.5)
Konica Minolta, Inc.	16,300	80,680	(6.4)
Kuraray Co. Ltd.	59,800	541,133	(43.2)
Lawson, Inc.	39,000	1,886,024	(150.6)
Marubeni Corp.	54,700	464,147	(37.1)
Maruwa Unyu Kikan Co. Ltd.	4,500	63,021	(5.0)
Mitsubishi Heavy Industries Ltd.	3,300	84,390	(6.7)
Mitsubishi Motors Corp.	236,300	756,283	(60.4)
Money Forward, Inc.	700	47,567	(3.8)
MS&AD Insurance Group Holdings, Inc.	9,000	290,766	(23.2)
NEC Corp.	800	40,962	(3.3)
Nihon Kohden Corp.	4,400	140,005	(11.2)
Nikon Corp.	13,600	149,950	(12.0)
Nippon Television Holdings, Inc.	78,900	850,041	(67.9)
Nissan Motor Co. Ltd.	39,100	199,013	(15.9)
Nitori Holdings Co. Ltd.	2,900	532,760	(42.5)

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Obayashi Corp.	130,900	$1,105,088	(88.2)%
Omron Corp.	500	47,817	(3.8)
PeptiDream, Inc.	1,300	31,424	(2.5)
Rakus Co. Ltd.	9,200	291,589	(23.3)
Recruit Holdings Co. Ltd.	7,400	492,241	(39.3)
Ricoh Co. Ltd.	9,700	94,457	(7.5)
Sega Sammy Holdings, Inc.	26,000	369,731	(29.5)
Seiko Epson Corp.	5,400	96,153	(7.7)
Sekisui House Ltd.	9,300	193,354	(15.4)
SG Holdings Co. Ltd.	600	15,067	(1.2)
Shimadzu Corp.	300	12,188	(1.0)
Skylark Co. Ltd.	10,700	144,981	(11.6)
Sohgo Security Services Co. Ltd.	400	17,113	(1.4)
Subaru Corp.	50,700	994,470	(79.4)
Sumitomo Chemical Co. Ltd.	39,200	193,112	(15.4)
Sumitomo Corp.	2,400	34,199	(2.7)
Sumitomo Mitsui Financial Group, Inc.	3,700	120,064	(9.6)
Suntory Beverage & Food Ltd.	23,200	900,216	(71.9)
Taisei Corp.	26,400	828,409	(66.1)
Tokyo Electron Ltd.	100	46,603	(3.7)
Toppan, Inc.	2,500	40,355	(3.2)
Toray Industries, Inc.	16,900	105,313	(8.4)
TV Asahi Holdings Corp.	2,000	30,350	(2.4)
Welcia Holdings Co. Ltd.	3,700	138,126	(11.0)
Yamaguchi Financial Group, Inc.	106,900	596,771	(47.6)
Yamazaki Baking Co. Ltd.	30,700	466,358	(37.2)

		19,138,244

Luxembourg
L’Occitane International SA	45,250	161,846	(12.9)
SES SA	1,806	16,220	(1.3)

		178,066

Macau
MGM China Holdings Ltd.	22,400	16,435	(1.3)

Netherlands
ABN AMRO Bank NV	15,247	224,249	(17.9)
Koninklijke KPN NV	50,125	149,770	(12.0)
Koninklijke Vopak NV	2,322	92,411	(7.4)
Randstad NV	5,515	396,238	(31.6)

		862,668

New Zealand
a2 Milk Co. Ltd.	4,339	20,577	(1.6)
Mercury NZ Ltd.	7,906	34,770	(2.8)
Xero Ltd.	840	95,779	(7.7)

		151,126

Norway
AutoStore Holdings Ltd.	198,723	783,210	(62.5)
Norsk Hydro ASA	7,734	56,810	(4.6)

		840,020

Portugal
Galp Energia SGPS SA	108,298	1,124,993	(89.8)

Security	Shares	Value	% of Basket Value

Singapore
Jardine Cycle & Carriage Ltd.	6,600	$110,334	(8.8)%
Singapore Telecommunications Ltd.	103,200	191,460	(15.3)

		301,794

Spain
Banco de Sabadell SA	445,466	358,510	(28.6)
Fluidra SA	10,298	393,311	(31.4)

		751,821

Sweden
Acast AB	4,973	13,388	(1.1)
Cint Group AB	20,549	310,101	(24.7)
Electrolux AB	1,622	36,810	(2.9)
Husqvarna AB, B Shares	20,365	290,220	(23.2)
Investment AB Latour, B Shares	1,780	64,656	(5.2)
Saab AB	6,095	169,918	(13.6)
Samhallsbyggnadsbolaget i Norden AB	14,162	94,985	(7.6)
Storskogen Group AB	129,332	601,782	(48.0)

		1,581,860

Switzerland
Clariant AG	17,284	363,872	(29.0)
Dufry AG	938	49,664	(4.0)
Idorsia Ltd.	77	1,585	(0.1)
SKAN Group AG	1,258	99,228	(7.9)
Swatch Group AG	268	73,765	(5.9)

		588,114

United Kingdom
ASOS PLC	8,250	280,094	(22.4)
Associated British Foods PLC	6,171	150,917	(12.1)
Aston Martin Lagonda Global Holdings PLC	15,452	360,683	(28.8)
Babcock International Group PLC	18,691	81,627	(6.5)
Bellway PLC	2,420	109,805	(8.8)
boohoo Group PLC	288,319	717,124	(57.2)
BT Group PLC	238,653	453,400	(36.2)
Capri Holdings Ltd.	14,799	787,899	(62.9)
Coca-Cola European Partners PLC	2,625	138,206	(11.0)
easyJet PLC	23,831	203,138	(16.2)
HomeServe PLC	9,838	115,115	(9.2)
Inchcape PLC	1,969	22,258	(1.8)
Intertek Group PLC	2,708	181,349	(14.5)
ITV PLC	208,034	306,184	(24.4)
John Wood Group PLC	26,437	77,091	(6.2)
Marks & Spencer Group PLC	58,785	147,771	(11.8)
Moneysupermarket.com Group PLC	2	6	(0.0)
Next PLC	2,761	300,920	(24.0)
Phoenix Group Holdings PLC	86,283	774,694	(61.8)
Rightmove PLC	18,849	178,171	(14.2)
Rolls-Royce Holdings PLC	40,854	73,735	(5.9)
Sage Group PLC	1,946	18,926	(1.5)
Smiths Group PLC	14,184	263,369	(21.0)
Spirax-Sarco Engineering PLC	172	36,717	(2.9)
Trainline PLC	6,951	30,137	(2.4)
Travis Perkins PLC	20,957	443,049	(35.4)
Virgin Money UK PLC	41,161	114,835	(9.2)

		6,367,220

20	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States
Agilent Technologies, Inc.	3,238	$509,952	(40.7)%
Alcoa Corp.	11,747	539,775	(43.1)
Altice USA, Inc., Class A	12,023	195,975	(15.6)
American Airlines Group, Inc.	30,677	588,998	(47.0)
American Eagle Outfitters, Inc.	18,397	436,745	(34.9)
American Homes 4 Rent, Class A	450	18,270	(1.5)
Amgen, Inc.	104	21,525	(1.7)
Antero Midstream Corp.	1,346	14,321	(1.1)
Arrow Electronics, Inc.	1,200	138,900	(11.1)
AutoNation, Inc.	656	79,455	(6.3)
Avnet, Inc.	29,465	1,122,911	(89.6)
Axon Enterprise, Inc.	4,553	819,358	(65.4)
Biogen, Inc.	1,512	403,220	(32.2)
Booz Allen Hamilton Holding Corp.	4,405	382,618	(30.5)
BorgWarner, Inc.	9,314	419,782	(33.5)
Bridgebio Pharma, Inc.	624	30,813	(2.5)
Brighthouse Financial, Inc.	6,366	319,764	(25.5)
Bruker Corp.	1,807	145,102	(11.6)
C3.AI, Inc., Class A	5,451	245,949	(19.6)
Cabot Oil & Gas Corp.	1,978	42,171	(3.4)
Campbell Soup Co.	3,488	139,346	(11.1)
Cardinal Health, Inc.	5,888	281,505	(22.5)
Casey’s General Stores, Inc.	1,295	248,044	(19.8)
Cigna Corp.	3,243	692,737	(55.3)
Consensus Cloud Solutions, Inc.	1	85	(0.0)
Continental Resources, Inc.	2,172	106,015	(8.5)
Corteva, Inc.	7,147	308,393	(24.6)
D.R. Horton, Inc.	1,776	158,544	(12.7)
Discovery, Inc., Class A	15,121	354,436	(28.3)
Discovery, Inc., Class C	17,919	404,253	(32.3)
Donaldson Co., Inc.	312	18,723	(1.5)
EOG Resources, Inc.	4,626	427,720	(34.1)
Equinix, Inc.	897	750,852	(59.9)
Equity Residential	2,125	183,600	(14.7)
Erie Indemnity Co., Class A	881	181,319	(14.5)
Estee Lauder Cos., Inc., Class A	724	234,815	(18.7)
Euronet Worldwide, Inc.	1,005	112,751	(9.0)
Expeditors International of Washington, Inc.	3,466	427,219	(34.1)
FactSet Research Systems, Inc.	156	69,247	(5.5)
Fidelity National Information Services, Inc.	769	85,159	(6.8)
FTI Consulting, Inc.	785	112,977	(9.0)
Hewlett Packard Enterprise Co.	2,473	36,229	(2.9)
Highwoods Properties, Inc.	10,591	474,900	(37.9)
HollyFrontier Corp.	677	22,883	(1.8)
Host Hotels & Resorts, Inc.	12,103	203,694	(16.3)
Huntington Ingalls Industries, Inc.	621	125,895	(10.0)
IDACORP, Inc.	160	16,691	(1.3)
Illumina, Inc.	56	23,243	(1.9)
Invitation Homes, Inc.	16,615	685,369	(54.7)
Itron, Inc.	3,591	279,272	(22.3)
Keysight Technologies, Inc.	2,469	444,469	(35.5)
Kohl’s Corp.	656	31,836	(2.5)
Lear Corp.	680	116,858	(9.3)
Life Storage, Inc.	1,424	190,545	(15.2)
Lincoln National Corp.	2,604	187,879	(15.0)
Lockheed Martin Corp.	394	130,934	(10.5)
M&T Bank Corp.	1,384	203,614	(16.3)
Manhattan Associates, Inc.	3,932	713,815	(57.0)
ManpowerGroup, Inc.	8,248	797,169	(63.6)
Markel Corp.	336	441,212	(35.2)
Marsh & McLennan Cos., Inc.	4,155	693,054	(55.3)
MasTec, Inc.	9,599	855,559	(68.3)

Security	Shares	Value	% of Basket Value

United States (continued)
McKesson Corp.	5,932	$1,233,144	(98.4)%
Mettler-Toledo International, Inc.	131	193,995	(15.5)
Mid-America Apartment Communities, Inc.	372	75,966	(6.1)
Moody’s Corp.	1,304	527,012	(42.1)
Morningstar, Inc.	584	184,982	(14.8)
Murphy USA, Inc.	591	96,303	(7.7)
National Storage Affiliates Trust	5,500	343,530	(27.4)
Nexstar Media Group, Inc., Class A	314	47,078	(3.8)
Nordstrom, Inc.	27,331	785,220	(62.7)
Norwegian Cruise Line Holdings Ltd.	23,409	602,079	(48.1)
Nutanix, Inc., Class A	16,931	580,903	(46.4)
OGE Energy Corp.	352	11,993	(1.0)
Otis Worldwide Corp.	19,561	1,570,944	(125.4)
PagerDuty, Inc.	14,677	612,765	(48.9)
Papa John’s International, Inc.	3,854	478,204	(38.2)
Paylocity Holding Corp.	174	53,094	(4.2)
Peloton Interactive, Inc., Class A	73	6,675	(0.5)
Penske Automotive Group, Inc.	3,561	377,644	(30.1)
Penumbra, Inc.	315	87,113	(7.0)
Perrigo Co. PLC	6,083	274,647	(21.9)
Phillips 66	3,720	278,182	(22.2)
PTC, Inc.	150	19,103	(1.5)
Pure Storage, Inc., Class A	16,977	456,002	(36.4)
PVH Corp.	399	43,623	(3.5)
Qualys, Inc.	149	18,548	(1.5)
Ralph Lauren Corp.	13,656	1,736,634	(138.6)
Reinsurance Group of America, Inc.	6,736	795,387	(63.5)
Reliance Steel & Aluminum Co.	5,354	782,541	(62.5)
Reliance Worldwide Corp. Ltd.	6,195	27,240	(2.2)
RingCentral, Inc., Class A	386	94,099	(7.5)
Roku, Inc.	556	169,524	(13.5)
S&P Global, Inc.	269	127,549	(10.2)
Sabre Corp.	7,731	80,248	(6.4)
SailPoint Technologies Holding, Inc.	14,650	702,907	(56.1)
SBA Communications Corp.	1,766	609,853	(48.7)
Shake Shack, Inc., Class A	7,000	484,190	(38.7)
Silicon Laboratories, Inc.	3,783	714,079	(57.0)
Sirius XM Holdings, Inc.	76,594	466,457	(37.2)
SiteOne Landscape Supply, Inc.	358	84,116	(6.7)
Six Flags Entertainment Corp.	3,345	137,580	(11.0)
SL Green Realty Corp.	997	69,860	(5.6)
Smartsheet, Inc., Class A	541	37,334	(3.0)
Spirit Realty Capital, Inc.	2,295	112,294	(9.0)
Stifel Financial Corp.	1,780	129,709	(10.4)
Sun Communities, Inc.	797	156,196	(12.5)
Syneos Health, Inc.	2,877	268,539	(21.4)
Sysco Corp.	3,094	237,929	(19.0)
Tandem Diabetes Care, Inc.	126	17,178	(1.4)
Tapestry, Inc.	19,103	744,635	(59.4)
Teradata Corp.	2,665	150,732	(12.0)
Terminix Global Holdings, Inc.	843	34,125	(2.7)
Travel + Leisure Co.	332	18,041	(1.4)
Travelers Cos., Inc.	1,434	230,702	(18.4)
Trupanion, Inc.	1,363	139,571	(11.1)
UGI Corp.	12,883	559,251	(44.6)
Valero Energy Corp.	9,293	718,628	(57.4)
Valvoline, Inc.	17,089	580,342	(46.3)
Vulcan Materials Co.	5,611	1,066,763	(85.2)
W.R. Berkley Corp.	1,935	154,026	(12.3)
Waste Connections, Inc.	375	51,004	(4.1)
Westrock Co.	689	33,141	(2.6)
Workday, Inc., Class A	425	123,242	(9.8)

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
WP Carey, Inc.	3,675	$283,379	(22.6)%
Zillow Group, Inc., Class A	68	7,189	(0.6)
Zimmer Biomet Holdings, Inc.	1,290	184,625	(14.7)

		40,528,052

Total Reference Entity — Long		100,877,838

Reference Entity — Short

Common Stocks

Austria
BAWAG Group AG	(7,598)	(477,878)	38.1
Voestalpine AG	(775)	(29,435)	2.4

		(507,313)

Belgium
Cofinimmo SA	(279)	(45,012)	3.6
Warehouses De Pauw CVA	(8,965)	(408,235)	32.6

		(453,247)

Canada
Allied Properties Real Estate Investment Trust	(508)	(17,556)	1.4
Atco Ltd., Class I	(15,323)	(520,011)	41.5
Boyd Group Services, Inc.	(860)	(166,914)	13.3
Dollarama, Inc.	(6,584)	(297,599)	23.8
Dye & Durham Ltd.	(2,919)	(89,320)	7.1
Metro, Inc.	(36,793)	(1,851,245)	147.8
Power Corp. of Canada	(19,123)	(636,918)	50.8
SmartCentres Real Estate Investment Trust	(469)	(11,820)	1.0
Stelco Holdings, Inc.	(11,231)	(389,945)	31.1

		(3,981,328)

China
Futu Holdings Ltd.	(895)	(47,900)	3.8

Denmark
H Lundbeck A/S	(2,419)	(67,368)	5.4
Vestas Wind Systems A/S	(19,326)	(835,455)	66.7

		(902,823)

Finland
Elisa Oyj	(3,283)	(198,130)	15.8
Kojamo OYJ	(32,819)	(735,295)	58.7
Stora Enso OYJ	(9,157)	(152,368)	12.1
TietoEVRY OYJ	(1,048)	(32,139)	2.6

		(1,117,932)

France
Accor SA	(21,946)	(785,369)	62.7
BNP Paribas SA	(3,985)	(266,745)	21.3
Danone SA	(8,533)	(556,230)	44.4
Dassault Aviation SA	(2,940)	(307,241)	24.5
Edenred	(13,134)	(710,697)	56.7
Eramet	(136)	(11,365)	0.9
Faurecia SE	(3,572)	(186,558)	14.9
Sanofi	(219)	(21,881)	1.8
SEB SA	(2,864)	(448,758)	35.8
SOITEC	(463)	(123,274)	9.8
Worldline SA	(15,506)	(904,250)	72.2

		(4,322,368)

Germany
1&1 Drillisch AG	(384)	(11,176)	0.9
CTS Eventim AG & Co. KGaA	(2,782)	(202,336)	16.1
Deutsche Telekom AG	(14,913)	(277,339)	22.1

Security	Shares	Value	% of Basket Value

Germany (continued)
Eckert & Ziegler Strahlen- und Medizintechnik AG	(2,927)	$(438,281)	35.0%
Flatex AG	(1,642)	(37,299)	3.0
Fresenius Medical Care AG & Co. KGaA	(6,697)	(444,876)	35.5
Fresenius SE & Co. KGaA	(456)	(20,698)	1.7
Porsche Automobil Holding SE	(8,562)	(891,102)	71.1
Puma SE	(916)	(113,630)	9.1
TAG Immobilien AG	(537)	(16,315)	1.3
Vantage Towers AG	(8,655)	(297,554)	23.8

		(2,750,606)

Hong Kong
Sino Land Co. Ltd.	(12,000)	(15,773)	1.3

Ireland
Flutter Entertainment PLC	(7,358)	(1,392,918)	111.2
Grafton Group PLC	(2,222)	(40,813)	3.3
Kingspan Group PLC	(7,685)	(884,735)	70.6

		(2,318,466)

Isle of Man
GVC Holdings PLC	(4,131)	(115,755)	9.2

Israel
Azrieli Group Ltd.	(1,281)	(119,803)	9.6
Shapir Engineering and Industry Ltd.	(10,167)	(83,224)	6.6
Shikun & Binui Ltd.	(55,453)	(329,820)	26.3

		(532,847)

Italy
A2A SpA	(9,495)	(19,981)	1.6
Assicurazioni Generali SpA	(29,540)	(643,239)	51.4
Buzzi Unicem SpA	(6,416)	(149,643)	11.9
DiaSorin SpA	(320)	(72,341)	5.8
FinecoBank Banca Fineco SpA	(4,317)	(82,445)	6.6
Infrastrutture Wireless Italiane SpA	(53,975)	(596,321)	47.6
Moncler SpA	(9,423)	(678,120)	54.1
Unipol Gruppo SpA	(2,350)	(13,497)	1.1

		(2,255,587)

Japan
A/S One Corp.	(300)	(41,125)	3.3
Advance Residence Investment Corp.	(7)	(22,970)	1.8
Aeon Mall Co Ltd.	(60,400)	(884,842)	70.6
Ain Holdings, Inc.	(7,500)	(442,683)	35.3
Ariake Japan Co. Ltd.	(300)	(19,532)	1.6
Asahi Group Holdings Ltd.	(5,900)	(267,743)	21.4
Bandai Namco Holdings, Inc.	(600)	(45,851)	3.7
Bank of Kyoto Ltd.	(13,800)	(620,630)	49.5
Central Japan Railway Co.	(8,800)	(1,305,397)	104.2
Chiba Bank Ltd.	(2,600)	(16,115)	1.3
Concordia Financial Group Ltd.	(213,200)	(847,400)	67.6
Credit Saison Co. Ltd.	(7,000)	(85,818)	6.8
Daio Paper Corp.	(2,800)	(49,270)	3.9
Daiwa House Industry Co. Ltd.	(33,000)	(1,088,676)	86.9
Daiwa House REIT Investment Corp.	(10)	(28,696)	2.3
DeNA Co. Ltd.	(21,200)	(391,610)	31.3
East Japan Railway Co.	(10,200)	(635,322)	50.7
ENEOS Holdings, Inc.	(42,400)	(170,967)	13.6
Fancl Corp.	(7,100)	(215,258)	17.2
Fast Retailing Co. Ltd.	(2,000)	(1,327,635)	106.0
Freee KK	(5,600)	(401,945)	32.1
Fujitsu General Ltd.	(1,800)	(44,140)	3.5
Fukuoka Financial Group, Inc.	(700)	(12,576)	1.0
Fukuyama Transporting Co. Ltd.	(5,900)	(235,026)	18.8

22	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Goldwin, Inc.	(13,200)	$(798,723)	63.8%
GS Yuasa Corp.	(9,900)	(215,519)	17.2
GungHo Online Entertainment, Inc.	(38,000)	(712,913)	56.9
Hachijuni Bank Ltd.	(238,300)	(796,444)	63.6
Hino Motors Ltd.	(29,900)	(282,844)	22.6
Hirogin Holdings, Inc.	(137,100)	(755,317)	60.3
Hirose Electric Co. Ltd.	(600)	(100,338)	8.0
Hitachi Construction Machinery Co. Ltd.	(7,200)	(229,723)	18.3
Hitachi Transport System Ltd.	(400)	(15,723)	1.3
Ibiden Co. Ltd.	(6,100)	(366,524)	29.3
Ichigo, Inc.	(4,100)	(12,231)	1.0
Idemitsu Kosan Co. Ltd.	(2,400)	(65,550)	5.2
Industrial & Infrastructure Fund Investment Corp.	(6)	(11,001)	0.9
INFRONEER Holdings, Inc.	(234,612)	(1,943,178)	155.1
Invincible Investment Corp.	(452)	(178,698)	14.3
IR Japan Holdings Ltd.	(3,700)	(341,216)	27.2
Ito En Ltd.	(200)	(13,301)	1.1
Iwatani Corp.	(6,800)	(401,645)	32.1
J Front Retailing Co. Ltd.	(2,300)	(21,319)	1.7
Japan Airport Terminal Co. Ltd.	(9,900)	(491,115)	39.2
Japan Exchange Group, Inc.	(37,200)	(880,824)	70.3
Japan Hotel REIT Investment Corp.	(1,317)	(795,348)	63.5
Japan Real Estate Investment Corp.	(86)	(527,114)	42.1
Japan Retail Fund Investment Corp.	(213)	(195,645)	15.6
Japan Steel Works Ltd.	(6,100)	(179,201)	14.3
JCR Pharmaceuticals Co. Ltd.	(1,800)	(44,177)	3.5
Jeol Ltd.	(2,400)	(181,892)	14.5
JFE Holdings, Inc.	(5,100)	(77,930)	6.2
Justsystems Corp.	(5,900)	(304,949)	24.3
Kadokawa Dwango	(7,700)	(406,564)	32.4
Kagome Co. Ltd.	(3,900)	(98,966)	7.9
Kansai Electric Power Co., Inc.	(20,200)	(185,984)	14.8
Keikyu Corp.	(28,600)	(322,791)	25.8
Keio Corp.	(2,500)	(126,194)	10.1
Kirin Holdings Co Ltd.	(1,700)	(29,590)	2.4
Koei Tecmo Holdings Co. Ltd.	(4,700)	(218,777)	17.5
Konami Holdings Corp.	(1,600)	(88,049)	7.0
Kotobuki Spirits Co. Ltd.	(6,400)	(427,913)	34.2
Kyowa Kirin Co. Ltd.	(3,500)	(115,108)	9.2
Kyushu Railway Co.	(3,800)	(85,061)	6.8
Mabuchi Motor Co. Ltd.	(400)	(13,791)	1.1
Marui Group Co. Ltd.	(3,300)	(64,758)	5.2
Matsui Securities Co. Ltd.	(31,000)	(222,395)	17.7
Medipal Holdings Corp.	(800)	(14,474)	1.2
Mercari, Inc.	(1,500)	(81,164)	6.5
MINEBEA MITSUMI, Inc.	(50,300)	(1,273,446)	101.6
Miraca Holdings, Inc.	(700)	(17,227)	1.4
Mitsubishi UFJ Financial Group, Inc.	(85,100)	(466,645)	37.2
Mitsui Fudosan Co. Ltd.	(59,700)	(1,364,971)	109.0
Mitsui Fudosan Logistics Park, Inc.	(47)	(249,897)	19.9
Mitsui High-Tec, Inc.	(4,300)	(332,136)	26.5
Mori Hills REIT Investment Corp.	(102)	(138,296)	11.0
Murata Manufacturing Co. Ltd.	(6,200)	(459,907)	36.7
Nagase & Co. Ltd.	(800)	(13,541)	1.1
Nidec Corp.	(11,700)	(1,295,867)	103.4
Nippon Building Fund, Inc.	(90)	(584,725)	46.7
Nippon Electric Glass Co. Ltd.	(9,700)	(247,670)	19.8
Nippon Kayaku Co. Ltd.	(76,400)	(804,651)	64.2
Nippon Steel Corp.	(20,700)	(362,928)	29.0
Nishi-Nippon Railroad Co. Ltd.	(48,700)	(1,199,642)	95.8
Nomura Holdings, Inc.	(45,100)	(214,789)	17.1

Security	Shares	Value	% of Basket Value

Japan (continued)
Nomura Real Estate Master Fund, Inc.	(54)	$(80,863)	6.4%
Odakyu Electric Railway Co. Ltd.	(8,800)	(190,779)	15.2
Oji Holdings Corp.	(64,000)	(317,231)	25.3
Open House Co. Ltd.	(1,900)	(121,169)	9.7
Orient Corp.	(832,000)	(1,141,785)	91.1
ORIX Corp.	(68,800)	(1,367,489)	109.2
Osaka Gas Co. Ltd.	(1,200)	(19,342)	1.5
Otsuka Holdings Co. Ltd.	(1,200)	(47,459)	3.8
Rohto Pharmaceutical Co. Ltd.	(2,800)	(85,550)	6.8
Ryohin Keikaku Co. Ltd.	(32,800)	(646,365)	51.6
Sansan, Inc.	(5,800)	(673,893)	53.8
Sapporo Holdings Ltd.	(24,700)	(535,919)	42.8
SBI Holdings, Inc.	(19,800)	(513,205)	41.0
Sekisui House REIT, Inc.	(17)	(12,852)	1.0
Shinko Electric Industries Co. Ltd.	(10,600)	(427,044)	34.1
Shinsei Bank Ltd.	(3,800)	(62,756)	5.0
Shionogi & Co. Ltd.	(13,000)	(847,603)	67.7
Ship Healthcare Holdings, Inc.	(1,700)	(44,653)	3.6
Shizuoka Bank Ltd.	(7,800)	(62,809)	5.0
Shochiku Co. Ltd.	(8,000)	(870,499)	69.5
Showa Denko KK	(2,600)	(65,208)	5.2
Sony Corp.	(15,000)	(1,736,944)	138.6
Square Enix Holdings Co. Ltd.	(2,000)	(109,560)	8.7
Sumitomo Dainippon Pharma Co. Ltd.	(23,300)	(329,498)	26.3
Sumitomo Realty & Development Co. Ltd.	(8,500)	(307,189)	24.5
Suzuki Motor Corp.	(12,900)	(575,300)	45.9
Taiyo Nippon Sanso Corp.	(31,900)	(753,113)	60.1
Toho Co. Ltd.	(19,900)	(934,985)	74.6
Toho Gas Co. Ltd.	(21,000)	(622,071)	49.7
Tokai Carbon Co. Ltd.	(58,900)	(770,455)	61.5
Tokyo Electric Power Co. Holdings, Inc.	(92,600)	(256,502)	20.5
Tokyo Tatemono Co. Ltd.	(30,400)	(446,831)	35.7
Tokyu Corp.	(18,200)	(256,587)	20.5
Tokyu Fudosan Holdings Corp.	(201,000)	(1,164,677)	93.0
Tosoh Corp.	(17,300)	(291,350)	23.3
Toyota Motor Corp.	(38,900)	(686,358)	54.8
Ushio, Inc.	(1,600)	(28,625)	2.3
Yamato Holdings Co. Ltd.	(3,700)	(90,958)	7.3

		(49,165,022)

Luxembourg
ArcelorMittal	(61,087)	(2,065,971)	164.9
Aroundtown SA	(73,342)	(509,691)	40.7
Grand City Properties SA	(15,146)	(387,944)	31.0

		(2,963,606)

Netherlands
Aalberts NV	(607)	(33,597)	2.7
Aegon NV	(64,738)	(328,370)	26.2
Alfen Beheer BV	(2,335)	(263,033)	21.0
Argenx SE	(644)	(193,882)	15.5
BE Semiconductor Industries NV	(333)	(30,425)	2.4
Just Eat Takeaway.com NV	(1,959)	(140,725)	11.2
NN Group NV	(6,600)	(352,815)	28.1
QIAGEN NV	(3,500)	(192,549)	15.4
Shop Apotheke Europe NV	(2,327)	(352,890)	28.2

		(1,888,286)

New Zealand
Fletcher Building Ltd.	(4,004)	(20,594)	1.6

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Norway
Adevinta ASA	(6,301)	$(104,082)	8.3%
Kahoot! ASA	(66,847)	(400,763)	32.0
Salmar Asa	(4,476)	(341,476)	27.3

		(846,321)

Singapore
CapitaLand Integrated Commercial Trust	(20,914)	(33,304)	2.7
Wilmar International Ltd.	(170,200)	(544,154)	43.4

		(577,458)

Spain
Amadeus IT Group SA	(4,207)	(281,439)	22.5
Pharma Mar SA	(651)	(50,527)	4.0
Solaria Energia y Medio Ambiente SA	(7,880)	(157,696)	12.6
Telefonica SA	(225,938)	(981,397)	78.3

		(1,471,059)

Sweden
Atlas Copco AB	(5,530)	(299,692)	23.9
Embracer Group AB	(87,343)	(814,617)	65.0
Epiroc AB	(2,293)	(48,712)	3.9
Holmen AB	(5,562)	(246,931)	19.7
Investor AB	(8,102)	(186,945)	14.9
Securitas AB	(12,402)	(205,460)	16.4
Sinch AB	(8,816)	(167,811)	13.4
Skandinaviska Enskilda Banken AB	(60,630)	(948,121)	75.7
Stillfront Group AB	(60,640)	(270,792)	21.6
Svenska Cellulosa AB SCA, Class B	(21,930)	(342,658)	27.4
Swedish Orphan Biovitrum AB	(3,566)	(96,907)	7.7
Thule Group AB	(2,744)	(158,550)	12.7
Volvo AB	(18,449)	(436,155)	34.8
Volvo AB	(78,530)	(1,831,253)	146.2

		(6,054,604)

Switzerland
Ferrexpo PLC	(87,265)	(372,263)	29.7
Galenica AG	(4,706)	(344,700)	27.5
Nestle SA	(804)	(106,053)	8.5
Novartis AG	(2,289)	(189,330)	15.1
Siegfried Holding AG	(1,031)	(991,659)	79.2
Swatch Group AG	(12,237)	(650,999)	52.0
Swiss Life Holding AG	(116)	(63,634)	5.1
Swiss Re AG	(2,393)	(231,823)	18.5
Zur Rose Group AG	(189)	(67,087)	5.3

		(3,017,548)

United Kingdom
3i Group PLC	(8,262)	(154,293)	12.3
Avast PLC	(88,532)	(678,014)	54.1
B&M European Value Retail SA	(14,474)	(125,399)	10.0
BAE Systems PLC	(11,535)	(86,976)	6.9
Berkeley Group Holdings PLC	(15,089)	(900,038)	71.9
Ceres Power Holdings PLC	(51,329)	(874,850)	69.8
GlaxoSmithKline PLC	(25,122)	(521,553)	41.6
Greggs PLC	(12,240)	(511,594)	40.8
HSBC Holdings PLC	(16,129)	(97,180)	7.8
Imperial Brands PLC	(1,846)	(38,953)	3.1
J Sainsbury PLC	(88,723)	(363,397)	29.0
Land Securities Group PLC	(253,241)	(2,379,067)	189.9
London Stock Exchange Group PLC	(2,975)	(289,598)	23.1
Ocado Group PLC	(22,962)	(566,716)	45.2
Segro PLC	(57,602)	(1,018,089)	81.3

Security	Shares	Value	% of Basket Value

United Kingdom (continued)
Severn Trent PLC	(5,669)	$(212,317)	17.0%
Tesco PLC	(126,890)	(468,512)	37.4
Unilever PLC	(2,426)	(129,893)	10.4
UNITE Group PLC	(44,090)	(658,298)	52.6
Weir Group PLC	(37,759)	(895,672)	71.5
Whitbread PLC	(1,933)	(86,478)	6.9
Wickes Group PLC	(56,778)	(166,596)	13.3

		(11,223,483)

United States
Beam Therapeutics, Inc.	(572)	(50,776)	4.1
BigCommerce Holdings, Inc.	(3,949)	(182,483)	14.6
DISH Network Corp., Class A	(14,041)	(576,664)	46.0
Fastly, Inc., Class A	(31,739)	(1,606,311)	128.2
Fisker, Inc.	(12,264)	(196,837)	15.7
Jackson Financial, Inc.	(0)	(11)	0.0
Nikola Corp.	(547)	(6,455)	0.5
Oak Street Health, Inc.	(968)	(45,719)	3.7
Open Lending Corp., Class A	(12,359)	(389,556)	31.1
RH	(1,957)	(1,290,896)	103.0
Rocket Cos., Inc., Class A	(3,151)	(51,928)	4.1
SoFi Technologies, Inc.	(38,779)	(779,070)	62.2
Unity Software, Inc.	(1,531)	(231,656)	18.5
UWM Holdings Corp.	(23,585)	(160,378)	12.8
Vertiv Holdings Co.	(464)	(11,915)	1.0

		(5,580,655)

Total Reference Entity — Short		(102,130,581)

Net Value of Reference Entity — Bank of America N.A.		$(1,252,743)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Bank of America N.A. as of period end, termination date February 15, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Australia
AUB Group Ltd.	5,581	$91,982	(11.5)%
Cedar Woods Properties Ltd.	8,868	39,950	(5.0)
Centuria Office REIT	21,624	39,243	(4.9)
Charter Hall Long Wale REIT	34,950	128,218	(16.0)
Coronado Global Resources, Inc.	101,712	104,813	(13.1)
Data#3 Ltd.	1,658	7,105	(0.9)
Dicker Data Ltd.	4,051	45,935	(5.7)
GUD Holdings Ltd.	11,397	105,484	(13.1)
GWA Group Ltd.	80,762	165,786	(20.6)
HUB24 Ltd.	350	8,409	(1.0)
Inghams Group Ltd.	12,991	36,441	(4.5)
Johns Lyng Group Ltd.	82,466	403,064	(50.2)
Jumbo Interactive Ltd.	554	6,990	(0.9)
Kogan.com Ltd.	11,831	89,185	(11.1)
Link Administration Holdings Ltd.	12,237	40,291	(5.0)
Netwealth Group Ltd.	3,944	51,835	(6.5)
Objective Corp. Ltd.	8,408	132,191	(16.5)
Pinnacle Investment Management Group Ltd.	51,494	669,729	(83.4)
Rural Funds Group	75,466	158,417	(19.7)

24	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Australia (continued)
SeaLink Travel Group Ltd.	1,067	$5,911	(0.7)%
St Barbara Ltd.	14,619	16,075	(2.0)
United Malt Grp Ltd.	4,593	14,056	(1.7)

		2,361,110

Austria
Rhi Magnesita NV	304	13,971	(1.7)
S&T AG	696	16,725	(2.1)

		30,696

Belgium
Barco NV	24,664	555,915	(69.2)
Bekaert SA	208	9,111	(1.1)
Kinepolis Group NV	2,669	168,122	(20.9)
Melexis NV	53	6,113	(0.8)

		739,261

Canada
Altius Minerals Corp.	13,135	167,796	(20.9)
Cogeco Communications Inc.	1,059	90,951	(11.3)
Converge Technology Solutions Corp.	4,505	43,245	(5.4)
CT Real Estate Investment Trust	14,313	205,281	(25.6)
Evertz Technologies Ltd.	5,695	65,205	(8.1)
First National Financial Corp.	1,491	50,178	(6.2)
Freehold Royalties Ltd.	105,447	1,007,949	(125.5)
Killam Apartment Real Estate Investment Trust	14,780	271,572	(33.8)
MAG Silver Corp.	1,921	38,262	(4.8)
Maverix Metals Inc.	29,031	139,103	(17.3)
Morguard Corp.	2,589	285,656	(35.6)
Novagold Resources Inc.	14,807	108,157	(13.5)
Paramount Resources Ltd.	720	12,037	(1.5)
Pason Systems Inc.	5,553	41,280	(5.1)
Peyto Exploration & Development Corp.	1,944	15,331	(1.9)
PrairieSky Royalty Ltd.	62,313	766,829	(95.5)
Sandstorm Gold Ltd.	229,254	1,450,435	(180.6)
Savaria Corp.	24,714	390,000	(48.6)
Silvercorp Metals Inc.	7,202	30,493	(3.8)
Topaz Energy Corp.	3,633	53,221	(6.6)
Vermilion Energy Inc.	19,950	216,329	(26.9)
Village Farms International, Inc.	11,661	88,475	(11.0)
Zymeworks, Inc.	1,517	33,753	(4.2)

		5,571,538

Denmark
Alm Brand AS	17,419	134,385	(16.7)
Chemometec AS	1,277	193,640	(24.1)
Netcompany Group AS	1,387	157,941	(19.7)
Nilfisk Holding A/S	7,528	262,569	(32.7)
Topdanmark AS	27,188	1,442,893	(179.7)

		2,191,428

Finland
Rovio Entertainment Oyj	5,605	45,971	(5.7)
Uponor OYJ	2,377	58,062	(7.2)
YIT OYJ	12,625	74,408	(9.3)

		178,441

France
Aubay	590	36,558	(4.6)
Elior Group SA	19,315	152,816	(19.0)

Security	Shares	Value	% of Basket Value

France (continued)
ID Logistics Group	42	$15,415	(1.9)%
Manitou BF SA	5,935	202,052	(25.2)

		406,841

Germany
Adesso SE	756	168,320	(21.0)
Amadeus Fire AG	589	136,041	(16.9)
Deutsche Beteiligungs AG	3,501	161,774	(20.1)
Duerr AG	14,350	650,384	(81.0)
Hypoport AG	394	242,559	(30.2)
MLP SE	2,392	23,034	(2.9)
SMA Solar Technology AG	3,326	175,855	(21.9)
Steico SE	1,166	152,644	(19.0)
STO SE & Co. KGaA	1,259	283,222	(35.3)

		1,993,833

Gibraltar
888 Holdings PLC	24,495	128,325	(16.0)

Hong Kong
CITIC Telecom International Holdings Ltd.	461,000	163,322	(20.3)
EC Healthcare	57,000	81,987	(10.2)
Health & Happiness H&H International Holdings Ltd.	31,000	72,753	(9.1)
Luk Fook Holdings International Ltd.	16,000	43,606	(5.4)
SA Sa International Holdings Ltd.	862,000	188,346	(23.5)
United Laboratories International Holdings Ltd.	22,000	13,940	(1.7)

		563,954

Ireland
C&C Group PLC	56,255	199,552	(24.9)
Cimpress PLC	991	88,516	(11.0)
Greencore Group PLC	15,997	28,285	(3.5)
Uniphar PLC	13,143	67,003	(8.3)

		383,356

Israel
Caesarstone Ltd.	6,292	78,524	(9.8)
Danel Adir Yeoshua Ltd.	713	150,818	(18.8)
Nova Measuring Instruments Ltd.	1,470	156,972	(19.5)
Radware Ltd.	11,267	399,190	(49.7)

		785,504

Italy
Arnoldo Mondadori Editore SpA	36,254	83,829	(10.4)
Banca Farmafactoring SpA	2,667	23,880	(3.0)
Danieli & C Officine Meccaniche SpA	2,466	83,013	(10.3)
Datalogic SpA	1,079	19,614	(2.4)
El.En. SpA	458	9,160	(1.1)
Gruppo MutuiOnline SpA	1,384	67,585	(8.4)
Maire Tecnimont SpA	92,909	400,351	(49.9)
Sanlorenzo SpA/Ameglia	797	33,470	(4.2)
Sesa SpA	997	195,600	(24.4)
Tinexta SpA	8,650	383,437	(47.8)
Webuild SpA	157,351	389,543	(48.5)

		1,689,482

Japan
Adastria Co. Ltd.	33,100	614,012	(76.4)
Aichi Steel Corp.	9,900	230,638	(28.7)
Anicom Holdings, Inc.	32,200	251,047	(31.3)
AOKI Holdings Inc.	105,400	643,515	(80.1)
Arcland Service Holdings Co. Ltd.	3,400	67,481	(8.4)

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Aruhi Corp.	25,800	$299,116	(37.2)%
Belc Co. Ltd.	100	4,937	(0.6)
Bengo4.com Inc.	2,400	144,326	(18.0)
Canon Electronics Inc.	11,500	158,293	(19.7)
Cawachi Ltd.	3,500	68,270	(8.5)
Chubu Shiryo Co. Ltd.	22,300	213,129	(26.5)
CI Takiron Corp.	38,200	203,724	(25.4)
Computer Engineering & Consulting Ltd.	2,400	28,574	(3.6)
Comture Corp.	15,100	409,483	(51.0)
CRE Logistics REIT, Inc.	26	50,584	(6.3)
Create Restaurants Holdings, Inc.	1,000	6,875	(0.9)
Cybozu, Inc.	13,100	310,808	(38.7)
Daiken Corp.	12,400	270,973	(33.7)
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	7,000	161,806	(20.1)
Dexerials Corp.	9,200	186,109	(23.2)
Dip Corp.	8,200	294,210	(36.6)
Direct Marketing MiX, Inc.	200	7,671	(1.0)
Doshisha Co. Ltd.	23,700	371,345	(46.2)
Ebase Co. Ltd.	2,000	13,323	(1.7)
en-japan, Inc.	2,800	111,193	(13.8)
FCC Co. Ltd.	37,500	519,180	(64.6)
Fukui Computer Holdings, Inc.	800	28,857	(3.6)
Fukuoka REIT Corp.	8	11,874	(1.5)
Geo Holdings Corp.	3,000	31,872	(4.0)
Giken Ltd.	3,500	133,553	(16.6)
Glory Ltd.	25,300	544,589	(67.8)
Goldcrest Co. Ltd.	26,700	382,557	(47.6)
Gunze Ltd.	1,200	46,251	(5.8)
H2O Retailing Corp.	35,800	285,905	(35.6)
Heiwado Co. Ltd.	7,600	131,557	(16.4)
Ichibanya Co. Ltd.	700	28,300	(3.5)
Inaba Denki Sangyo Co. Ltd.	3,800	91,153	(11.3)
Infocom Corp.	2,800	53,761	(6.7)
Itochu Advance Logistics Investment Corp.	16	22,785	(2.8)
Itochu Enex Co. Ltd.	42,000	370,583	(46.1)
JAC Recruitment Co. Ltd.	3,100	60,823	(7.6)
Jafco Co. Ltd.	9,300	589,222	(73.4)
Japan Lifeline Co. Ltd.	31,000	333,812	(41.6)
Japan Petroleum Exploration Co. Ltd.	600	10,919	(1.4)
Japan Wool Textile Co. Ltd.	47,200	376,956	(46.9)
JSP Corp.	23,100	310,845	(38.7)
Kamei Corp.	16,300	166,103	(20.7)
Kanematsu Corp.	2,000	23,226	(2.9)
KeePer Technical Laboratory Co. Ltd.	6,200	178,789	(22.3)
KOMEDA Holdings Co. Ltd.	23,000	417,158	(51.9)
Komori Corp.	19,500	127,368	(15.9)
Konoike Transport Co. Ltd.	19,000	207,969	(25.9)
Kumagai Gumi Co. Ltd.	1,100	27,227	(3.4)
Kura Sushi, Inc.	4,400	142,365	(17.7)
LITALICO, Inc.	4,000	120,779	(15.0)
Maeda Kosen Co. Ltd.	5,200	150,826	(18.8)
Makino Milling Machine Co. Ltd.	4,100	147,510	(18.4)
Mandom Corp.	27,000	392,494	(48.9)
Maruzen Showa Unyu Co. Ltd.	2,500	76,349	(9.5)
Medical Data Vision Co. Ltd.	3,600	46,443	(5.8)
Medley, Inc.	400	11,795	(1.5)
Meisei Industrial Co. Ltd.	21,400	127,525	(15.9)
METAWATER Co. Ltd.	7,500	126,905	(15.8)
Mimasu Semiconductor Industry Co. Ltd.	1,200	26,256	(3.3)
Mitsui DM Sugar Holdings Co. Ltd.	19,800	351,849	(43.8)

Security	Shares	Value	% of Basket Value

Japan (continued)
Mochida Pharmaceutical Co. Ltd.	3,900	$113,730	(14.2)%
Monogatari Corp. (The)	100	6,221	(0.8)
Morita Holdings Corp.	20,500	257,927	(32.1)
MOS Food Services Inc.	12,400	345,767	(43.0)
Nichicon Corp.	5,400	51,103	(6.4)
Nippon Gas Co. Ltd.	36,700	455,212	(56.7)
Nippon Light Metal Holdings Co. Ltd.	80,980	1,344,046	(167.3)
Nippon Paper Industries Co. Ltd.	35,600	364,910	(45.4)
Nishimatsuya Chain Co. Ltd.	7,600	96,971	(12.1)
Nissan Shatai Co. Ltd.	54,700	387,966	(48.3)
Nitto Boseki Co. Ltd.	9,300	298,088	(37.1)
Nitto Kogyo Corp.	21,400	318,419	(39.6)
Nitto Kohki Co. Ltd.	6,900	114,644	(14.3)
Noritsu Koki Co. Ltd.	2,700	56,153	(7.0)
Oiles Corp.	17,900	265,957	(33.1)
Oki Electric Industry Co. Ltd.	51,500	423,028	(52.7)
Optim Corp.	6,300	99,058	(12.3)
Osaka Soda Co. Ltd.	1,000	25,413	(3.2)
Piolax Inc.	12,100	174,063	(21.7)
Prestige International, Inc.	8,600	58,973	(7.3)
Round One Corp.	10,100	121,531	(15.1)
Ryobi Ltd.	6,400	67,094	(8.4)
Saizeriya Co. Ltd.	6,100	164,661	(20.5)
Sakai Moving Service Co. Ltd.	3,200	131,772	(16.4)
SAMTY Co. Ltd.	1,000	22,237	(2.8)
Sanken Electric Co. Ltd.	1,200	63,089	(7.9)
SBS Holdings, Inc.	900	32,021	(4.0)
Shinnihonseiyaku Co. Ltd.	16,700	247,517	(30.8)
S-Pool, Inc.	900	10,064	(1.2)
Strike Co. Ltd.	15,600	588,713	(73.3)
Sumitomo Densetsu Co. Ltd.	3,800	72,943	(9.1)
Sumitomo Mitsui Construction Co. Ltd.	15,300	64,928	(8.1)
Sumitomo Osaka Cement Co. Ltd.	5,300	148,511	(18.5)
Sumitomo Seika Chemicals Co. Ltd.	8,300	236,397	(29.4)
Takamatsu Construction Group Co. Ltd.	19,200	336,892	(41.9)
Takuma Co. Ltd.	24,600	321,803	(40.1)
Toa Corp/Tokyo	1,900	41,697	(5.2)
Toho Titanium Co. Ltd.	500	5,265	(0.7)
Tokai Tokyo Financial Holdings, Inc.	8,500	29,467	(3.7)
Tokyotokeiba Co. Ltd.	2,400	95,092	(11.8)
Toyo Gosei Co. Ltd.	100	13,913	(1.7)
Toyobo Co. Ltd.	6,300	75,646	(9.4)
TPR Co. Ltd.	35,000	445,993	(55.5)
Tri Chemical Laboratories, Inc.	2,700	80,760	(10.1)
Trusco Nakayama Corp.	16,500	398,969	(49.7)
Trust Tech, Inc.	18,700	243,791	(30.4)
Tsukishima Kikai Co. Ltd.	2,000	20,448	(2.5)
UACJ Corp.	5,500	127,475	(15.9)
Unipres Corp.	53,400	435,674	(54.2)
Uzabase, Inc.	10,700	191,734	(23.9)
Wacoal Holdings Corp.	19,600	392,515	(48.9)
Xebio Holdings Co. Ltd.	20,300	188,654	(23.5)
Yuasa Trading Co. Ltd.	5,300	141,645	(17.6)
Yurtec Corp.	33,400	195,647	(24.4)
ZIGExN Co. Ltd.	58,300	207,500	(25.8)

		23,575,439

Netherlands
Core Laboratories NV	588	15,294	(1.9)

26	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Netherlands (continued)
TKH Group NV	145	$8,260	(1.0)%
TomTom NV	1,787	15,357	(1.9)

		38,911

Norway
Aker Solutions ASA	5,113	14,510	(1.8)
Borregaard ASA	320	7,771	(1.0)
Elkem ASA	1,511	6,006	(0.8)
Fjordkraft Holding ASA	9,952	59,252	(7.4)
FLEX Liquified Natural Gas Ltd.	4,689	94,780	(11.8)
Golden Ocean Group Ltd.	20,094	181,734	(22.6)
Grieg Seafood ASA	4,982	55,346	(6.9)
Selvaag Bolig ASA	13,392	82,274	(10.2)
SpareBank 1 Nord Norge	4,051	49,121	(6.1)
Sparebank 1 Oestlandet	8,932	147,177	(18.3)
TGS ASA	4,494	41,447	(5.2)

		739,418

Peru
Hochschild Mining PLC	16,803	32,792	(4.1)

Portugal
Altri SGPS SA	4,265	27,635	(3.4)
CTT-Correios de Portugal SA	22,148	121,715	(15.2)

		149,350

Singapore
iFAST Corp. Ltd.	11,500	73,965	(9.2)
Keppel Pacific Oak US REIT	384,300	305,519	(38.0)
Razer, Inc.	267,000	67,059	(8.4)

		446,543

Spain
Laboratorios Farmaceuticos Rovi SA	6,763	473,773	(59.0)
Miquel y Costas & Miquel SA	567	7,852	(1.0)
Tecnicas Reunidas SA	3,513	31,770	(3.9)
Unicaja Banco SA	5,823	6,230	(0.8)

		519,625

Sweden
AcadeMedia AB	3,874	27,785	(3.5)
AddTech AB	16,903	378,157	(47.1)
AF AB	521	15,503	(1.9)
Betsson AB	3,734	26,063	(3.3)
Bonava AB	9,433	93,191	(11.6)
Cellavision AB	267	12,144	(1.5)
Fagerhult AB	745	5,977	(0.7)
GARO AB	257	6,461	(0.8)
Hexatronic Group AB	426	18,696	(2.3)
New Wave Group AB	4,693	79,565	(9.9)
Pandox AB	3,334	58,776	(7.3)
Scandic Hotels Group AB	6,211	30,043	(3.7)
SSAB AB	139,288	696,183	(86.7)
SwedenCare AB	1,668	27,396	(3.4)
Troax Group AB	5,479	224,570	(28.0)
Vitrolife AB	748	48,682	(6.1)

		1,749,192

Switzerland
Basilea Pharmaceutica AG	155	7,252	(0.9)
Cembra Money Bank AG	11,121	742,376	(92.4)
EFG International AG	1,676	11,755	(1.5)
Gurit Holding AG	5	8,672	(1.1)
Inficon Holding AG	17	21,813	(2.7)

Security	Shares	Value	% of Basket Value

Switzerland (continued)
Komax Holding AG	303	$77,173	(9.6)%
Landis+Gyr Group AG	4,359	299,671	(37.3)
Medacta Group SA	2,873	481,971	(60.0)
Medartis Holding AG	394	51,896	(6.5)
Sensirion Holding AG	1,013	145,995	(18.2)
u-Blox Holding AG	3,340	244,408	(30.4)
Zehnder Group AG	149	16,038	(2.0)

		2,109,020

Ukraine
Network International Holdings PLC	65,733	290,747	(36.2)

United Kingdom
AG Barr PLC	1,083	7,359	(0.9)
Brewin Dolphin Holdings PLC	20,127	103,706	(12.9)
Capita PLC	15,569	10,105	(1.3)
Cineworld Group PLC	596,489	499,514	(62.2)
CMC Markets PLC	1,640	5,635	(0.7)
Craneware PLC	6,871	214,396	(26.7)
Domino’s Pizza Group PLC	24,495	129,761	(16.2)
dotdigital group PLC	31,175	102,608	(12.8)
Go-Ahead Group PLC	620	6,661	(0.8)
Hammerson PLC	443,412	194,692	(24.2)
Hunting PLC	43,493	100,831	(12.6)
Indivior PLC	179,728	598,191	(74.5)
J D Wetherspoon PLC	4,263	59,831	(7.4)
Judges Scientific PLC	1,160	117,284	(14.6)
Kainos Group PLC	5,470	148,222	(18.5)
Liontrust Asset Management PLC	788	23,510	(2.9)
Luceco PLC	50,041	260,238	(32.4)
Micro Focus International PLC	49,043	240,334	(29.9)
Moneysupermarket.com Group plc	89,847	260,848	(32.5)
Morgan Advanced Materials PLC	15,870	75,147	(9.4)
Ninety One PLC	48,199	172,031	(21.4)
Pets at Home Group PLC	11,780	77,770	(9.7)
Rathbone Brothers PLC	3	81	(0.0)
Sabre Insurance Group PLC	58,876	157,706	(19.6)
Serica Energy PLC	11,647	32,835	(4.1)
SIG PLC	218,770	155,537	(19.4)
Softcat PLC	19,824	527,139	(65.6)
Subsea 7 SA	39,217	352,031	(43.8)
TechnipFMC PLC	8,573	63,183	(7.9)
TP ICAP Group PLC	40,536	86,154	(10.7)
Tullow Oil PLC	31,919	20,045	(2.5)
Victrex PLC	482	15,072	(1.9)
Volex PLC	3,840	23,649	(2.9)

		4,842,106

United States
2U, Inc.	1,771	52,315	(6.5)
AAR Corp.	8,858	313,307	(39.0)
ACADIA Pharmaceuticals, Inc.	20,951	376,070	(46.8)
ACCO Brands Corp.	33,430	276,466	(34.4)
ACI Worldwide, Inc.	13,931	427,403	(53.2)
Advantage Solutions, Inc.	662	5,653	(0.7)
Akero Therapeutics, Inc.	288	6,189	(0.8)
Akouos, Inc.	2,400	22,368	(2.8)
Alarm.com Holdings, Inc.	411	34,631	(4.3)
Allovir, Inc.	416	9,988	(1.2)
Ameresco, Inc., Class A	809	66,443	(8.3)
American Finance Trust, Inc.	10,334	85,566	(10.7)
American Woodmark Corp.	388	26,671	(3.3)
America’s Car-Mart, Inc.	308	36,803	(4.6)

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Amicus Therapeutics, Inc.	11,647	$122,294	(15.2)%
Andersons, Inc.	3,056	104,087	(13.0)
Angi, Inc.	10,826	135,650	(16.9)
Annexon, Inc.	1,719	28,037	(3.5)
Antares Pharma, Inc.	30,653	114,642	(14.3)
Apartment Investment and Management Co., Class A	39,638	300,456	(37.4)
Applied Molecular Transport, Inc.	2,201	49,567	(6.2)
Apria, Inc.	3,981	149,009	(18.6)
Arbor Realty Trust, Inc.	1,401	28,174	(3.5)
Arconic Corp.	7,256	213,472	(26.6)
Assetmark Financial Holdings, Inc.	14,433	370,062	(46.1)
Astec Industries, Inc.	726	38,754	(4.8)
Avanos Medical, Inc.	2,234	70,460	(8.8)
Avrobio, Inc.	7,043	39,582	(4.9)
Bandwidth, Inc., Class A	4,743	404,483	(50.4)
Bar Harbor Bankshares	512	15,206	(1.9)
BellRing Brands, Inc., Class A	12,142	325,648	(40.6)
BioAtla, Inc.	4,391	128,349	(16.0)
Black Diamond Therapeutics, Inc.	2,509	19,219	(2.4)
Bloomin’ Brands, Inc.	4,290	92,750	(11.6)
Box, Inc., Class A	23,210	599,514	(74.7)
BRP Group, Inc., Class A	5,575	203,488	(25.3)
Byline Bancorp, Inc.	856	22,051	(2.7)
C4 Therapeutics, Inc.	4,499	199,846	(24.9)
Calavo Growers, Inc.	1,214	48,803	(6.1)
Capital City Bank Group, Inc.	2,030	54,546	(6.8)
Cardiovascular Systems, Inc.	1,855	65,073	(8.1)
Castle Biosciences, Inc.	142	8,854	(1.1)
Centennial Resource Development, Inc., Class A	69,486	500,299	(62.3)
Centerspace	2,065	209,061	(26.0)
Central Garden & Pet Co., Class A	147	6,791	(0.8)
Century Aluminum Co.	25,672	339,127	(42.2)
ChannelAdvisor Corp.	258	6,582	(0.8)
Chuy’s Holdings, Inc.	205	5,978	(0.7)
Citi Trends, Inc.	138	10,676	(1.3)
CNX Resources Corp.	7,383	107,866	(13.4)
Cohu, Inc.	204	6,536	(0.8)
Computer Programs & Systems, Inc.	649	23,429	(2.9)
Comstock Resources, Inc.	51,262	505,956	(63.0)
Corcept Therapeutics, Inc.	3,132	56,376	(7.0)
Corporate Office Properties Trust	13,033	353,455	(44.0)
Cowen, Inc., Class A	1,401	52,860	(6.6)
CryoLife, Inc.	5,221	107,761	(13.4)
Dave & Buster’s Entertainment, Inc.	18,006	668,563	(83.2)
Deluxe Corp.	3,545	126,450	(15.7)
Denny’s Corp.	463	7,362	(0.9)
Designer Brands, Inc., Class A	5,545	75,024	(9.3)
Dril-Quip, Inc.	1,488	35,057	(4.4)
Ducommun, Inc.	115	5,565	(0.7)
Dyne Therapeutics, Inc.	8,264	119,911	(14.9)
Eargo, Inc.	4,285	37,708	(4.7)
EchoStar Corp., Class A	284	6,663	(0.8)
elf Beauty, Inc.	26,588	859,058	(107.0)
Emergent BioSolutions, Inc.	1,775	84,614	(10.5)
Energizer Holdings, Inc.	4,661	169,987	(21.2)
Energy Fuels, Inc.	4,198	33,106	(4.1)
Enova International, Inc.	20,027	649,676	(80.9)
ESCO Technologies, Inc.	161	13,614	(1.7)
Essential Properties Realty Trust, Inc.	1,030	30,684	(3.8)
EverQuote, Inc., Class A	13,967	192,605	(24.0)
Evolent Health, Inc., Class A	2,145	62,784	(7.8)

Security	Shares	Value	% of Basket Value

United States (continued)
EW Scripps Co., Class A	16,000	$297,600	(37.1)%
Expro Group Holdings NV	7,139	122,442	(15.3)
FibroGen, Inc.	1,040	11,565	(1.4)
Financial Institutions, Inc.	2	64	(0.0)
First Busey Corp.	20,273	516,759	(64.3)
First Financial Corp.	4,120	176,542	(22.0)
First Interstate Bancsystem, Inc., Class A	13,549	563,232	(70.1)
First Merchants Corp.	3,403	141,497	(17.6)
Fluor Corp.	18,255	354,877	(44.2)
Forma Therapeutics Holdings, Inc.	1,905	35,357	(4.4)
Forrester Research, Inc.	5,339	284,302	(35.4)
Franklin Street Properties Corp.	35,021	157,595	(19.6)
Frequency Therapeutics, Inc.	10,888	68,377	(8.5)
FRP Holdings, Inc.	3,814	218,161	(27.2)
Gates Industrial Corp. PLC	11,381	187,104	(23.3)
Getty Realty Corp.	6,979	224,165	(27.9)
Gevo, Inc.	21,611	156,248	(19.5)
Glaukos Corp.	4,674	213,649	(26.6)
Global Medical REIT, Inc.	4,580	75,936	(9.5)
GMS, Inc.	248	12,283	(1.5)
Golden Entertainment, Inc.	2,099	109,085	(13.6)
Graham Holdings Co., Class B	155	90,807	(11.3)
Granite Point Mortgage Trust, Inc.	664	8,898	(1.1)
Green Brick Partners, Inc.	226	5,887	(0.7)
Grocery Outlet Holding Corp.	23,667	525,171	(65.4)
Group 1 Automotive, Inc.	741	133,232	(16.6)
Hanover Insurance Group, Inc.	1,774	223,524	(27.8)
Hawaiian Holdings, Inc.	3,435	66,467	(8.3)
Heartland Express, Inc.	5,921	96,690	(12.0)
Heartland Financial USA, Inc.	562	28,167	(3.5)
Hecla Mining Co.	12,286	71,013	(8.8)
Hemisphere Media Group, Inc.	8,395	92,765	(11.6)
Heron Therapeutics, Inc.	13,147	144,748	(18.0)
Houghton Mifflin Harcourt Co.	5,456	77,421	(9.6)
Huron Consulting Group, Inc.	4,100	205,656	(25.6)
I3 Verticals, Inc., Class A	373	8,351	(1.0)
ICF International, Inc.	4,205	422,560	(52.6)
iHeartMedia, Inc., Class A	53,209	1,031,190	(128.4)
Independent Bank Corp.	2,150	48,440	(6.0)
Intercept Pharmaceuticals, Inc.	4,936	83,221	(10.4)
J&J Snack Foods Corp.	46	6,787	(0.8)
Johnson Outdoors, Inc., Class A	678	71,990	(9.0)
Kaiser Aluminum Corp.	481	46,724	(5.8)
KAR Auction Services, Inc.	29,306	429,919	(53.5)
Kinnate Biopharma, Inc.	2,317	55,075	(6.9)
Kirby Corp.	7,062	370,119	(46.1)
Kura Oncology, Inc.	13,202	216,777	(27.0)
LendingTree, Inc.	1,402	226,269	(28.2)
Liberty Latin America Ltd., Class A	716	8,606	(1.1)
Lions Gate Entertainment Corp., Class A	37,680	487,956	(60.8)
Luther Burbank Corp.	10,106	146,638	(18.3)
Marcus Corp.	1,427	26,499	(3.3)
MarineMax, Inc.	5,489	284,275	(35.4)
Marten Transport Ltd.	13,582	225,869	(28.1)
MDC Holdings, Inc.	4,222	206,794	(25.8)
Mercury Systems, Inc.	6,061	312,384	(38.9)
Merit Medical Systems, Inc.	1,002	67,395	(8.4)
Midland States Bancorp, Inc.	676	17,346	(2.2)
Mitek Systems, Inc.	16,854	317,361	(39.5)
Model N, Inc.	13,676	443,239	(55.2)
MRC Global, Inc.	12,958	107,551	(13.4)
Multiplan Corp.	3,448	14,861	(1.9)

28	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
N-Able, Inc.	677	$9,004	(1.1)%
Nabors Industries Ltd.	350	35,875	(4.5)
NanoString Technologies, Inc.	8,767	423,446	(52.7)
NextGen Healthcare, Inc.	29,289	482,097	(60.0)
NGM Biopharmaceuticals, Inc.	5,653	104,411	(13.0)
Nkarta, Inc.	2,270	35,594	(4.4)
Northern Oil and Gas, Inc.	828	19,176	(2.4)
NorthWestern Corp.	1,053	59,874	(7.5)
ORIC Pharmaceuticals, Inc.	463	6,778	(0.8)
Origin Bancorp, Inc.	1,202	53,609	(6.7)
Ortho Clinical Diagnostics Holdings PLC	9,439	186,609	(23.2)
Outfront Media, Inc.	23,880	594,373	(74.0)
Ovintiv, Inc.	2,469	92,637	(11.5)
Palomar Holdings, Inc.	2,671	244,263	(30.4)
Passage Bio, Inc.	28,908	252,078	(31.4)
Patterson Cos., Inc.	1,940	60,644	(7.6)
PC Connection, Inc.	301	13,861	(1.7)
Peoples Bancorp, Inc.	5,256	167,982	(20.9)
Perficient, Inc.	103	12,731	(1.6)
Personalis, Inc.	2,826	55,446	(6.9)
PetIQ, Inc.	3,969	99,423	(12.4)
Phibro Animal Health Corp., Class A	1,115	24,463	(3.1)
Ping Identity Holding Corp.	30,531	864,943	(107.7)
Plains GP Holdings LP, Class A	525	5,723	(0.7)
PMV Pharmaceuticals, Inc.	6,804	160,710	(20.0)
Primoris Services Corp.	903	24,336	(3.0)
Progress Software Corp.	2,437	125,286	(15.6)
ProPetro Holding Corp.	979	9,389	(1.2)
PROS Holdings, Inc.	2,302	69,060	(8.6)
Proto Labs, Inc.	3,027	181,045	(22.5)
PTC Therapeutics, Inc.	5,405	205,012	(25.5)
Pulmonx Corp.	1,151	44,808	(5.6)
QuinStreet, Inc.	17,866	250,124	(31.1)
Quotient Technology, Inc.	37,148	239,233	(29.8)
RadNet, Inc.	1,594	49,557	(6.2)
Ranpak Holdings Corp.	5,084	175,195	(21.8)
RealReal, Inc.	9,193	119,785	(14.9)
Revolution Medicines, Inc.	1,969	57,948	(7.2)
REX American Resources Corp.	262	23,043	(2.9)
Rocket Pharmaceuticals, Inc.	1,946	57,816	(7.2)
Rush Enterprises, Inc., Class B	5,072	262,273	(32.7)
Sally Beauty Holdings, Inc.	5,820	88,813	(11.1)
Sangamo Therapeutics, Inc.	1,093	8,875	(1.1)
Select Medical Holdings Corp.	1,340	44,515	(5.5)
Seres Therapeutics, Inc.	2,382	14,483	(1.8)
Silk Road Medical, Inc.	739	43,387	(5.4)
SM Energy Co.	471	16,165	(2.0)
SpartanNash Co.	1,033	23,904	(3.0)
Spirit Airlines, Inc.	11,411	249,330	(31.0)
SPS Commerce, Inc.	2,840	433,753	(54.0)
Steelcase, Inc., Class A	6,252	74,399	(9.3)
Stoke Therapeutics, Inc.	6,469	147,687	(18.4)
Surgery Partners, Inc.	1,450	59,653	(7.4)
Tactile Systems Technology, Inc.	3,980	137,270	(17.1)
Talos Energy, Inc.	5,384	69,830	(8.7)
Taylor Morrison Home Corp.	721	22,012	(2.7)
TCR2 Therapeutics, Inc.	4,505	28,382	(3.5)
TechTarget, Inc.	389	36,687	(4.6)
Texas Capital Bancshares, Inc.	4,074	246,884	(30.7)
TPG RE Finance Trust, Inc.	606	7,920	(1.0)
Tri Pointe Homes, Inc.	9,985	241,537	(30.1)

Security	Shares	Value	% of Basket Value

United States (continued)
Trico Bancshares	21,352	$935,858	(116.5)%
TriNet Group, Inc.	3,126	316,507	(39.4)
Trinity Industries, Inc.	1,573	44,123	(5.5)
TrueCar, Inc.	39,801	166,766	(20.8)
Turning Point Brands, Inc.	2,484	94,814	(11.8)
UMH Properties, Inc.	1,880	45,007	(5.6)
United Fire Group, Inc.	1,500	30,645	(3.8)
United States Cellular Corp.	2,075	63,433	(7.9)
Universal Insurance Holdings, Inc.	1,396	20,619	(2.6)
Urban Outfitters, Inc.	6,979	222,839	(27.8)
Urstadt Biddle Properties, Inc., Class A	6,246	122,671	(15.3)
Varex Imaging Corp.	673	18,070	(2.3)
Vectrus, Inc.	611	29,591	(3.7)
Verint Systems, Inc.	4,694	218,740	(27.2)
Verra Mobility Corp.	3,245	48,286	(6.0)
Vertex, Inc.	3,327	69,268	(8.6)
ViaSat, Inc.	7,697	459,434	(57.2)
Viavi Solutions, Inc.	4,723	72,734	(9.1)
Victory Capital Holdings, Inc., Class A	28,446	1,078,103	(134.2)
Vocera Communications, Inc.	7,035	398,040	(49.6)
Warrior Met Coal, Inc.	2,975	71,311	(8.9)
Wolverine World Wide, Inc.	15,106	501,066	(62.4)
XPEL, Inc.	4,880	370,392	(46.1)

		35,898,078

Rights

Spain
Miquel y Costas & Miquel SA	567	2,848	(0.4)

Total Reference Entity — Long		87,417,838

Reference Entity — Short

Common Stocks

Australia
OceanaGold Corp.	(228,087)	(425,728)	53.0
SolGold PLC	(372,290)	(141,127)	17.6

		(566,855)

Austria
CA Immobilien Anlagen AG	(17,842)	(765,582)	95.3
DO & Co. AG	(488)	(44,115)	5.5
FACC AG	(2,776)	(28,434)	3.5
IMMOFINANZ AG	(10,485)	(251,140)	31.3
Semperit AG Holding	(6,068)	(204,476)	25.5

		(1,293,747)

Belgium
Ontex Group NV	(114,692)	(1,081,506)	134.6
VGP NV	(263)	(68,020)	8.5

		(1,149,526)

Canada
Calibre Mining Corp.	(31,666)	(37,868)	4.7
Canacol Energy Ltd.	(7,318)	(22,943)	2.9
Capstone Mining Corp.	(100,459)	(421,285)	52.5
Cogeco, Inc.	(1,795)	(119,483)	14.9
Extendicare, Inc.	(48,653)	(284,622)	35.4
IMAX Corp.	(3,600)	(67,860)	8.4
Largo Resources Ltd.	(5,958)	(74,331)	9.3
Lassonde Industries, Inc., Class A	(2,194)	(311,993)	38.8
LifeWorks, Inc.	(41,439)	(1,071,132)	133.4
New Gold, Inc.	(123,908)	(174,208)	21.7
North West Co., Inc.	(18,549)	(504,042)	62.8
Rogers Sugar, Inc.	(28,340)	(129,151)	16.1

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Canada (continued)
Russel Metals, Inc.	(3,536)	$(93,228)	11.6%
Sabina Gold & Silver Corp.	(43,055)	(49,053)	6.1
Seabridge Gold, Inc.	(5,931)	(109,505)	13.6
Sienna Senior Living, Inc.	(36,531)	(418,855)	52.2
Sleep Country Canada Holdings, Inc.	(11,369)	(319,041)	39.7
Superior Plus Corp.	(49,553)	(551,345)	68.6
Timbercreek Financial Corp.	(5,406)	(42,502)	5.3
Winpak Ltd.	(24,233)	(758,358)	94.4

		(5,560,805)

Denmark
Brodrene Hartmann A/S	(381)	(22,795)	2.8
NKT A/S	(1,190)	(57,364)	7.2
Ringkjoebing Landbobank A/S	(22,386)	(2,842,170)	353.9
Zealand Pharma A/S	(1,961)	(62,926)	7.8

		(2,985,255)

Finland
Aktia Bank OYJ	(476)	(6,815)	0.9
Finnair OYJ	(333,571)	(254,827)	31.7
Sanoma OYJ	(9,703)	(151,043)	18.8

		(412,685)

France
Nacon SA	(9,626)	(53,691)	6.7

Germany
Aareal Bank AG	(5,057)	(161,649)	20.1
CECONOMY AG	(60,540)	(295,371)	36.8
Home24 SE	(4,790)	(62,516)	7.8
Hornbach Holding AG & Co. KGaA	(49)	(6,196)	0.8
KWS Saat SE & Co. KGaA	(81)	(6,910)	0.8
Sirius Real Estate Ltd.	(46,786)	(86,423)	10.8
Westwing Group AG	(16,051)	(503,462)	62.7

		(1,122,527)

Hong Kong
Hongkong & Shanghai Hotels Ltd.	(40,500)	(36,837)	4.6
Prosperity REIT	(207,000)	(81,343)	10.1
Sunlight Real Estate Investment Trust	(313,000)	(181,029)	22.6
Television Broadcasts Ltd.	(48,500)	(37,714)	4.7

		(336,923)

Ireland
Glenveagh Properties PLC	(22,921)	(28,881)	3.6
Irish Residential Properties REIT PLC	(8,643)	(16,286)	2.0

		(45,167)

Israel
AudioCodes Ltd.	(541)	(18,834)	2.3
Cellcom Israel Ltd.	(54,953)	(207,943)	25.9
Clal Insurance Enterprises Holdings Ltd.	(245)	(6,054)	0.8
Doral Group Renewable Energy Resources Ltd.	(24,848)	(120,592)	15.0
Magic Software Enterprises Ltd.	(3,557)	(75,592)	9.4
Nano Dimension Ltd.	(61,418)	(361,138)	45.0
Nano-X Imaging Ltd.	(256)	(5,798)	0.7
Naphtha Israel Petroleum Corp. Ltd.	(32,103)	(198,966)	24.8

		(994,917)

Italy
Banca Popolare di Sondrio SCPA	(99,657)	(433,061)	53.9
Credito Emiliano SpA	(77,675)	(589,320)	73.4

Security	Shares	Value	% of Basket Value

Italy (continued)
doValue SpA	(25,866)	$(248,032)	30.9%
Fila SpA	(2,179)	(26,291)	3.3
RAI Way SpA	(6,915)	(41,887)	5.2

		(1,338,591)

Japan
ADEKA Corp.	(24,200)	(538,338)	67.0
Aeon Delight Co. Ltd.	(13,500)	(414,611)	51.6
Aeon Hokkaido Corp.	(19,500)	(225,203)	28.0
Aiful Corp.	(123,100)	(410,113)	51.1
Alpen Co. Ltd.	(8,100)	(197,579)	24.6
Alpha Systems, Inc.	(1,200)	(45,816)	5.7
Aomori Bank Ltd.	(15,400)	(265,591)	33.1
Awa Bank Ltd.	(17,700)	(329,705)	41.1
Bank of Nagoya Ltd.	(22,700)	(482,876)	60.1
BML, Inc.	(40,200)	(1,413,023)	175.9
Bushiroad, Inc.	(6,900)	(96,241)	12.0
COLOPL, Inc.	(27,500)	(198,679)	24.7
Daibiru Corp.	(10,300)	(143,332)	17.9
Daiichi Jitsugyo Co. Ltd.	(11,700)	(544,220)	67.8
Daishi Hokuetsu Financial Group, Inc.	(9,600)	(214,996)	26.8
DCM Holdings Co. Ltd.	(700)	(6,825)	0.9
Descente Ltd.	(10,700)	(405,584)	50.5
DyDo Group Holdings, Inc.	(1,000)	(47,646)	5.9
Eagle Industry Co. Ltd.	(11,500)	(122,839)	15.3
Earth Corp.	(1,700)	(104,321)	13.0
Edulab, Inc.	(700)	(9,889)	1.2
EM Systems Co. Ltd.	(48,500)	(321,506)	40.0
Enigmo, Inc.	(51,400)	(488,160)	60.8
eRex Co. Ltd.	(2,500)	(57,248)	7.1
ESPEC Corp.	(13,400)	(271,815)	33.8
Frontier Real Estate Investment Corp.	(109)	(482,231)	60.0
Fujicco Co. Ltd.	(2,700)	(45,328)	5.6
Fujitec Co. Ltd.	(43,800)	(994,943)	123.9
Fukushima Galilei Co. Ltd.	(6,100)	(242,511)	30.2
giftee, Inc.	(10,900)	(368,467)	45.9
GMO Financial Gate, Inc.	(100)	(25,971)	3.2
GNI Group Ltd.	(11,400)	(159,737)	19.9
Grace Technology, Inc.	(47,100)	(431,088)	53.7
Gree, Inc.	(1,400)	(11,807)	1.5
Hankyu Hanshin REIT, Inc.	(210)	(309,717)	38.6
Heiwa Real Estate REIT, Inc.	(9)	(12,565)	1.6
Hirata Corp.	(4,600)	(280,469)	34.9
Hitachi Zosen Corp.	(3,900)	(30,580)	3.8
Hokuetsu Corp.	(61,500)	(406,361)	50.6
Hoshino Resorts REIT, Inc.	(34)	(222,005)	27.6
Hosokawa Micron Corp.	(4,900)	(135,563)	16.9
Hyakugo Bank Ltd.	(62,500)	(181,175)	22.6
Inageya Co. Ltd.	(13,900)	(168,000)	20.9
Itochu-Shokuhin Co. Ltd.	(2,800)	(129,399)	16.1
Jaccs Co. Ltd.	(33,600)	(896,125)	111.6
Japan Securities Finance Co. Ltd.	(10,300)	(78,630)	9.8
Juroku Financial Group, Inc.	(2,800)	(50,854)	6.3
Kamakura Shinsho Ltd.	(7,700)	(62,213)	7.8
Kameda Seika Co. Ltd.	(15,400)	(602,304)	75.0
Kanto Denka Kogyo Co. Ltd.	(89,900)	(826,919)	103.0
Kappa Create Co. Ltd.	(31,400)	(381,607)	47.5
Katakura Industries Co. Ltd.	(6,500)	(98,814)	12.3
Keiyo Bank Ltd.	(26,200)	(102,049)	12.7

30	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Keiyo Co. Ltd.	(154,900)	$ (1,128,120)	140.5%
Key Coffee, Inc.	(15,000)	(293,473)	36.5
KFC Holdings Japan Ltd.	(11,500)	(291,607)	36.3
Kisoji Co. Ltd.	(18,900)	(354,949)	44.2
Kiyo Bank Ltd.	(45,100)	(592,257)	73.7
Koa Corp.	(3,500)	(47,314)	5.9
Kohnan Shoji Co. Ltd.	(7,200)	(225,168)	28.0
KYB Corp.	(3,000)	(80,282)	10.0
KYORIN Holdings, Inc.	(2,600)	(39,938)	5.0
LEC, Inc.	(19,300)	(176,473)	22.0
Leopalace21 Corp.	(115,300)	(248,378)	30.9
Macnica Fuji Electronics Holdings, Inc.	(6,600)	(155,164)	19.3
Maruwa Co. Ltd/Aichi	(3,200)	(358,678)	44.7
Marvelous, Inc.	(1,000)	(6,348)	0.8
Matsuya Co. Ltd.	(77,500)	(740,138)	92.2
Matsuyafoods Holdings Co. Ltd.	(1,200)	(38,379)	4.8
MCJ Co. Ltd.	(9,100)	(102,454)	12.8
MedPeer, Inc.	(6,800)	(204,327)	25.4
Meiko Electronics Co. Ltd.	(15,700)	(435,689)	54.3
Melco Holdings, Inc.	(1,700)	(70,256)	8.8
Mie Kotsu Group Holdings, Inc.	(47,000)	(205,426)	25.6
Mitani Sekisan Co. Ltd.	(10,200)	(647,231)	80.6
Mitsubishi Logisnext Co. Ltd.	(800)	(7,357)	0.9
Mitsuuroko Group Holdings Co. Ltd.	(2,100)	(25,129)	3.1
Mori Trust Hotel REIT, Inc.	(74)	(91,879)	11.4
Mori Trust Sogo REIT, Inc.	(98)	(126,610)	15.8
MTI Ltd.	(1,000)	(6,405)	0.8
Musashi Seimitsu Industry Co. Ltd.	(3,000)	(56,463)	7.0
Musashino Bank Ltd.	(4,300)	(67,543)	8.4
Nagatanien Holdings Co. Ltd.	(9,700)	(177,613)	22.1
Nanto Bank Ltd.	(400)	(6,896)	0.9
Nichiden Corp.	(9,800)	(197,175)	24.6
Nippon Carbon Co. Ltd.	(4,000)	(154,423)	19.2
Nippon Ceramic Co. Ltd.	(700)	(18,185)	2.3
Nippon Road Co. Ltd.	(1,500)	(108,507)	13.5
Nippon Suisan Kaisha Ltd.	(62,100)	(352,933)	43.9
Nishi-Nippon Financial Holdings, Inc.	(1,300)	(7,580)	0.9
Nissha Co. Ltd.	(2,500)	(40,955)	5.1
Nissin Electric Co. Ltd.	(42,500)	(526,706)	65.6
Nitta Corp.	(4,900)	(112,333)	14.0
Nittoku Co. Ltd.	(22,100)	(768,317)	95.7
Nomura Co. Ltd.	(700)	(6,902)	0.9
North Pacific Bank Ltd.	(102,800)	(212,752)	26.5
NSD Co. Ltd.	(400)	(7,598)	0.9
Okamura Corp.	(64,000)	(844,601)	105.2
Okinawa Financial Group, Inc.	(24,200)	(531,996)	66.2
Open Door, Inc.	(300)	(6,631)	0.8
Organo Corp.	(2,300)	(146,115)	18.2
Pasona Group, Inc.	(400)	(11,170)	1.4
Pilot Corp.	(600)	(22,004)	2.7
PR Times, Inc.	(1,200)	(38,603)	4.8
Pressance Corp.	(20,600)	(341,424)	42.5
Prima Meat Packers Ltd.	(32,400)	(761,512)	94.8
Qol Holdings Co. Ltd.	(30,900)	(459,018)	57.2
Raito Kogyo Co. Ltd.	(16,100)	(286,293)	35.7
Raksul, Inc.	(400)	(22,007)	2.7
Relia, Inc.	(11,000)	(112,721)	14.0
Riken Keiki Co. Ltd.	(700)	(19,424)	2.4
Riso Kagaku Corp.	(7,400)	(156,178)	19.4
Rorze Corp.	(1,000)	(95,848)	11.9
RS Technologies Co. Ltd.	(5,200)	(282,781)	35.2

Security	Shares	Value	% of Basket Value

Japan (continued)
Saibu Gas Co. Ltd.	(22,300)	$(455,348)	56.7%
San-Ai Oil Co. Ltd.	(25,900)	(337,551)	42.0
SanBio Co. Ltd.	(9,100)	(96,053)	12.0
Sanrio Co. Ltd.	(400)	(8,962)	1.1
Sanyo Chemical Industries Ltd.	(1,000)	(49,515)	6.2
Seiren Co. Ltd.	(26,900)	(542,904)	67.6
Septeni Holdings Co. Ltd.	(35,100)	(148,138)	18.4
Shiga Bank Ltd.	(400)	(6,473)	0.8
Shima Seiki Manufacturing Ltd.	(14,700)	(282,660)	35.2
Shizuoka Gas Co. Ltd.	(39,800)	(419,826)	52.3
Starts Proceed Investment Corp.	(81)	(170,171)	21.2
Suruga Bank Ltd.	(13,100)	(48,056)	6.0
T Hasegawa Co. Ltd.	(18,600)	(454,222)	56.6
Tadano Ltd.	(37,300)	(407,319)	50.7
Taiyo Holdings Co. Ltd.	(5,000)	(133,672)	16.6
Takasago International Corp.	(7,200)	(187,646)	23.4
Takasago Thermal Engineering Co. Ltd.	(8,500)	(155,497)	19.4
Taki Chemical Co. Ltd.	(4,200)	(232,486)	29.0
Tama Home Co. Ltd.	(1,100)	(22,671)	2.8
Tenma Corp.	(11,900)	(283,408)	35.3
Toei Co. Ltd.	(9,600)	(1,883,155)	234.5
Token Corp.	(6,800)	(554,476)	69.0
TOMONY Holdings, Inc.	(114,900)	(306,972)	38.2
Tomy Co. Ltd.	(38,600)	(366,362)	45.6
Torii Pharmaceutical Co. Ltd.	(3,400)	(88,270)	11.0
Toyo Tanso Co. Ltd.	(5,700)	(154,957)	19.3
Tsugami Corp.	(27,300)	(375,325)	46.7
Uchida Yoko Co. Ltd.	(1,700)	(71,917)	9.0
Union Tool Co.	(5,700)	(192,530)	24.0
V Technology Co. Ltd.	(1,400)	(52,795)	6.6
V-Cube, Inc.	(13,500)	(204,140)	25.4
Vector, Inc.	(15,500)	(175,875)	21.9
WealthNavi, Inc.	(6,600)	(180,982)	22.5
Yamashin-Filter Corp.	(1,100)	(6,630)	0.8
Yodogawa Steel Works Ltd.	(300)	(6,538)	0.8
Yokowo Co. Ltd.	(26,700)	(593,392)	73.9
Yonex Co. Ltd.	(17,000)	(111,927)	13.9
Zojirushi Corp.	(15,100)	(209,439)	26.1

		(38,732,484)

Liechtenstein
Liechtensteinische Landesbank AG	(412)	(24,299)	3.0

Luxembourg
Befesa SA	(1,314)	(97,761)	12.2
Global Fashion Group SA	(11,137)	(100,098)	12.4

		(197,859)

Netherlands
Accell Group NV	(5,001)	(206,182)	25.7
Boskalis Westminster	(13,978)	(416,883)	51.9
Intertrust NV	(432)	(6,532)	0.8
Pharming Group NV	(6,448)	(5,419)	0.7
SIF Holding NV	(672)	(10,953)	1.3
Van Lanschot Kempen NV	(985)	(27,328)	3.4
Wereldhave NV	(570)	(8,848)	1.1

		(682,145)

New Zealand
Synlait Milk Ltd.	(84,534)	(218,077)	27.2

Norway
Aker BioMarine ASA	(21,441)	(108,247)	13.5
Aker Horizons Holding ASA	(260,076)	(1,075,843)	134.0

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Norway (continued)
Bank Norwegian ASA	(46,066)	$(570,379)	71.0%
Bonheur ASA	(4,984)	(196,755)	24.5
Hexagon Purus Holding	(3,778)	(13,794)	1.7
Sbanken ASA	(45,042)	(527,842)	65.7
Veidekke ASA	(18,831)	(271,055)	33.7

		(2,763,915)

Portugal
NOS SGPS SA	(43,154)	(168,315)	21.0

S.Georgia/S.San
Burford Capital Ltd.	(75,433)	(773,738)	96.3

Singapore
OUE Ltd.	(10,500)	(10,756)	1.3
Starhill Global REIT	(43,400)	(20,783)	2.6
Yanlord Land Group Ltd.	(1,600)	(1,330)	0.2

		(32,869)

South Africa
Mediclinic International PLC	(28,818)	(131,852)	16.4

Spain
CIE Automotive SA	(13,641)	(371,306)	46.2
Grupo Catalana Occidente SA	(2)	(71)	0.0
Metrovacesa SA	(338)	(2,954)	0.4
Sacyr SA	(293,241)	(835,867)	104.1
Solarpack Corp. Tecnologica SA	(1,293)	(39,577)	4.9

		(1,249,775)

Sweden
BHG Group AB	(13,995)	(161,374)	20.1
BillerudKorsnas AB	(772)	(16,170)	2.0
Boozt AB	(9,330)	(157,175)	19.6
Bravida Holding AB	(9,326)	(140,276)	17.5
Cint Group AB	(1,487)	(22,440)	2.8
Collector AB	(4,737)	(23,334)	2.9
Desenio Group AB	(13,094)	(28,664)	3.6
Duni AB	(9,082)	(126,691)	15.8
Hexpol AB	(516)	(6,039)	0.7
Karo Pharma AB	(52,078)	(343,225)	42.7
Lindab International AB	(1,069)	(35,023)	4.4
Mekonomen AB	(15,811)	(325,867)	40.6
NCC AB	(17,613)	(305,169)	38.0
Nolato AB	(12,981)	(171,407)	21.3
Nordic Entertainment Group AB, Class B	(2,812)	(163,062)	20.3
Sedana Medical AB	(7,521)	(75,085)	9.3
Veoneer, Inc.	(22,415)	(789,008)	98.2
Wallenstam AB	(3,019)	(52,987)	6.6

		(2,942,996)

Switzerland
ALSO Holding AG	(33)	(9,793)	1.2
Autoneum Holding AG	(637)	(99,714)	12.4
Emmi AG	(464)	(483,713)	60.2
Forbo Holding AG	(271)	(527,229)	65.6
Implenia AG	(2,546)	(51,943)	6.5
Interroll Holding AG	(3)	(14,555)	1.8
Meyer Burger Technology AG	(477,354)	(227,807)	28.4
Mobilezone Holding AG	(12,748)	(171,544)	21.4

		(1,586,298)

United Kingdom
AB Dynamics PLC	(1,359)	(34,035)	4.2

Security	Shares	Value	% of Basket Value

United Kingdom (continued)
Advanced Medical Solutions Group PLC	(1,418)	$(6,324)	0.8%
AO World PLC	(148,141)	(296,606)	36.9
Avacta Group PLC	(32,972)	(52,795)	6.6
Blue Prism Group PLC	(907)	(14,014)	1.7
Bodycote PLC	(929)	(10,176)	1.3
Capital & Counties Properties PLC	(202,424)	(456,552)	56.8
Coats Group PLC	(134,370)	(118,427)	14.7
ContourGlobal PLC	(25,588)	(69,646)	8.7
Dunelm Group PLC	(30,046)	(525,918)	65.5
Energean PLC	(36,364)	(446,650)	55.6
Eurasia Mining PLC	(1,043,799)	(343,768)	42.8
Firstgroup PLC	(341,333)	(470,869)	58.6
Frasers Group PLC	(32,061)	(282,604)	35.2
Frontier Developments PLC	(2,172)	(73,272)	9.1
GCP Student Living PLC	(213,192)	(613,837)	76.4
Greatland Gold PLC	(1,442,033)	(343,359)	42.8
Halfords Group PLC	(50,588)	(184,435)	23.0
Hays PLC	(19,124)	(43,340)	5.4
Hill & Smith Holdings PLC	(602)	(15,110)	1.9
IG Design Group PLC	(714)	(2,462)	0.3
IP Group PLC	(166,272)	(274,427)	34.2
Just Group PLC	(325,038)	(406,689)	50.6
Keller Group PLC	(2,525)	(31,688)	3.9
Marston’s PLC	(87,955)	(95,695)	11.9
Mitchells & Butlers PLC	(41,786)	(144,796)	18.0
Mitie Group PLC	(34,075)	(30,498)	3.8
Moonpig Group PLC	(32,360)	(147,473)	18.4
OSB Group PLC	(170,199)	(1,176,276)	146.5
Provident Financial PLC	(24,339)	(122,960)	15.3
Reach PLC	(55,868)	(242,292)	30.2
Redrow PLC	(962)	(8,470)	1.1
Restaurant Group PLC	(170,067)	(205,514)	25.6
Rotork PLC	(2,261)	(10,930)	1.4
Shaftesbury PLC	(99,387)	(848,282)	105.6
Victoria PLC	(6,399)	(94,579)	11.8
Watkin Jones PLC	(4,573)	(15,114)	1.9

		(8,259,882)

United States
Ambac Financial Group, Inc.	(91,084)	(1,540,433)	191.8
Apollo Medical Holdings, Inc.	(3,294)	(226,067)	28.1
Arko Corp.	(3,663)	(35,128)	4.4
Bionano Genomics, Inc.	(1,281)	(6,507)	0.8
Canoo, Inc.	(64,701)	(518,902)	64.6
CarLotz, Inc.	(102,844)	(370,238)	46.1
CuriosityStream, Inc.	(978)	(9,751)	1.2
CytomX Therapeutics, Inc.	(6,964)	(41,297)	5.1
Danimer Scientific, Inc.	(2,330)	(34,391)	4.3
DermTech, Inc.	(2,751)	(75,240)	9.4
Desktop Metal, Inc.	(30,274)	(211,615)	26.3
Eastman Kodak Co.	(15,465)	(105,007)	13.1
Esperion Therapeutics, Inc.	(25,261)	(225,833)	28.1
Extraction Oil & Gas, Inc.	(2,818)	(187,763)	23.4
Fulgent Genetics, Inc.	(2,503)	(207,549)	25.8
Glatfelter Corp.	(2,535)	(41,650)	5.2
Guess?, Inc.	(7,457)	(154,434)	19.2
Healthcare Services Group, Inc.	(4,944)	(94,875)	11.8
Hilltop Holdings, Inc.	(11,711)	(415,038)	51.7
Hyliion Holdings Corp.	(37,198)	(300,932)	37.5
Ideanomics, Inc.	(99,023)	(196,066)	24.4
Inovio Pharmaceuticals, Inc.	(29,074)	(207,588)	25.8

32	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Inseego Corp.	(49,244)	$(305,313)	38.0%
InterDigital, Inc.	(21,122)	(1,414,118)	176.1
Iovance Biotherapeutics, Inc.	(745)	(18,111)	2.3
John Wiley & Sons, Inc., Class A	(22,202)	(1,202,682)	149.8
Koppers Holdings, Inc.	(2,690)	(94,392)	11.8
Landec Corp.	(1,942)	(18,876)	2.3
Ligand Pharmaceuticals, Inc.	(668)	(97,488)	12.1
Loral Space & Communications, Inc.	(2,143)	(106,764)	13.3
Lordstown Motors Corp., Class A	(13,603)	(70,327)	8.8
Meta Financial Group, Inc.	(14,624)	(810,755)	101.0
MetroMile, Inc.	(19,877)	(61,022)	7.6
MicroVision, Inc.	(58,191)	(442,833)	55.1
ModivCare, Inc.	(831)	(135,262)	16.8
Northfield Bancorp, Inc.	(3,703)	(64,988)	8.1
NV5 Global, Inc.	(2,417)	(251,682)	31.3
Ocugen, Inc.	(30,802)	(364,696)	45.4
Plantronics, Inc.	(20)	(535)	0.1
PLBY Group, Inc.	(8,994)	(252,552)	31.4
Plexus Corp.	(1,711)	(149,405)	18.6
Rayonier, Inc.	(8,926)	(333,208)	41.5
Rekor Systems, Inc.	(36,656)	(498,522)	62.1
Renalytix PLC	(723)	(8,685)	1.1
Romeo Power, Inc.	(91,569)	(397,409)	49.5
Senseonics Holdings, Inc.	(67,498)	(236,243)	29.4
Seritage Growth Properties	(6,604)	(101,702)	12.7
SIGA Technologies, Inc.	(23,755)	(171,274)	21.3
Sinclair Broadcast Group, Inc.	(11,547)	(301,723)	37.6
TherapeuticsMD, Inc.	(212,317)	(154,567)	19.2
Tredegar Corp.	(2,320)	(27,979)	3.5
Unisys Corp.	(12,297)	(314,434)	39.2
Vaxart, Inc.	(10,653)	(71,482)	8.9
Velodyne Lidar, Inc.	(10,240)	(62,464)	7.8
Veritone, Inc.	(1,988)	(59,461)	7.4
Veru, Inc.	(30,316)	(247,682)	30.8
XL Fleet Corp.	(96,524)	(528,952)	65.9
ZIOPHARM Oncology, Inc.	(3,584)	(5,376)	0.7
Zomedica Corp.	(12,729)	(6,497)	0.8

		(14,595,765)

Total Reference Entity — Short		(88,220,958)

Net Value of Reference Entity — Bank of America N.A.		$(803,120)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Deutsche Bank A.G. as of period end, termination dates February 22, 2022 and January 05, 2026:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Australia
Alumina Ltd.	1,463,189	$2,211,347	(247.3)%
APA Group	2,066	12,744	(1.4)
Aristocrat Leisure Ltd.	54,607	1,936,731	(216.6)
Aurizon Holdings Ltd.	5,768	14,705	(1.7)
Beach Energy Ltd.	97,883	102,827	(11.5)
Challenger Ltd.	25,215	132,450	(14.8)
CSR Ltd.	94,320	423,421	(47.4)

Security	Shares	Value	% of Basket Value

Australia (continued)
Domain Holdings Australia Ltd.	32,086	$139,373	(15.6)%
Flight Centre Travel Group Ltd.	9,388	142,060	(15.9)
Glencore PLC	72,148	360,782	(40.4)
Harvey Norman Holdings Ltd.	97,387	365,358	(40.9)
Iluka Resources Ltd.	31,759	226,581	(25.3)
JB Hi-Fi Ltd.	13,292	507,480	(56.8)
Magellan Financial Group Ltd.	13,524	355,763	(39.8)
Medibank Pvt Ltd.	134,634	338,353	(37.8)
Metcash Ltd.	24,474	75,428	(8.4)
Mineral Resources Ltd.	11,971	351,927	(39.4)
Nufarm Ltd.	41,373	136,251	(15.2)
Orocobre Ltd.	16,980	114,673	(12.8)
Perpetual Ltd.	21,135	604,092	(67.6)
Pilbara Minerals Ltd.	25,791	43,253	(4.8)
Platinum Asset Management Ltd.	238,286	550,270	(61.5)
South32 Ltd.	6,276	16,930	(1.9)
Woodside Petroleum Ltd.	12,534	219,114	(24.5)

		9,381,913

Austria
ams AG	7,854	155,496	(17.4)
ANDRITZ AG	15,934	905,027	(101.2)
Erste Group Bank AG	33,125	1,420,589	(158.9)

		2,481,112

Belgium
Galapagos NV	2,982	158,137	(17.7)
Groupe Bruxelles Lambert SA	171	19,841	(2.2)
Telenet Group Holding NV	8,421	302,533	(33.8)

		480,511

Bermuda
Hiscox Ltd.	28,863	328,386	(36.7)

Canada
Agnico Eagle Mines Ltd.	5,970	316,879	(35.4)
Alimentation Couche-Tard, Inc., Class B	1,874	70,290	(7.9)
Boralex Inc.	2,325	71,952	(8.1)
Canadian Western Bank	11,655	372,836	(41.7)
Crescent Point Energy Corp.	105,388	529,665	(59.2)
Descartes Systems Group, Inc.	2,838	231,768	(25.9)
Docebo, Inc.	253	18,938	(2.1)
Great-West Lifeco, Inc.	15,867	466,805	(52.2)
Hydro One Ltd.	22,073	527,390	(59.0)
IGM Financial, Inc.	3,965	157,434	(17.6)
Imperial Oil Ltd.	2,603	88,127	(9.9)
Innergex Renewable Energy, Inc.	11,854	197,311	(22.1)
Keyera Corp.	8,358	214,218	(24.0)
Kinaxis, Inc.	78	12,106	(1.4)
Lightspeed Commerce, Inc.	150	14,621	(1.6)
NexGen Energy Ltd.	612,063	3,382,766	(378.3)
Osisko Gold Royalties Ltd.	81,093	1,024,146	(114.5)
Parex Resources, Inc.	3,473	67,434	(7.5)
Parkland Corp./Canada	3,480	101,256	(11.3)
Pembina Pipeline Corp.	1,865	61,740	(6.9)
Shopify, Inc., Class A	10	14,601	(1.6)
Stantec, Inc.	1,793	99,096	(11.1)
Topicus.com Inc.	1,194	133,244	(14.9)
Tourmaline Oil Corp.	21,455	775,438	(86.7)
Wheaton Precious Metals Corp.	70,515	2,846,582	(318.4)

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Canada (continued)
Whitecap Resources, Inc.	99,923	$599,893	(67.1)%
Yamana Gold, Inc.	74,868	294,003	(32.9)

		12,690,539

Denmark
Chr Hansen Holding A/S	848	67,471	(7.5)
FLSmidth & Co. A/S	16,176	615,016	(68.8)
Novozymes A/S, B Shares	4,787	352,126	(39.4)

		1,034,613

Finland
Fortum OYJ	4,501	133,860	(15.0)
Kone Oyj, Class B	15,538	1,059,677	(118.5)
Nokia OYJ	225,668	1,295,222	(144.9)

		2,488,759

France
Airbus SE	9,553	1,225,478	(137.1)
ALD SA	62,348	929,330	(103.9)
Constellium SE	32,406	596,594	(66.7)
Elis SA	2,699	51,248	(5.7)
Engie SA	69,009	981,663	(109.8)
JCDecaux SA	4,168	108,744	(12.2)
L’Oreal SA	1,567	716,832	(80.2)
Rubis SCA	16,882	541,056	(60.5)
Societe Generale SA	35,854	1,197,664	(134.0)
Teleperformance	84	35,088	(3.9)
Wendel SE	1,590	211,803	(23.7)

		6,595,500

Germany
Adidas AG	2,982	976,012	(109.2)
Bayerische Motoren Werke AG	11,658	1,177,878	(131.7)
Beiersdorf AG	2,569	273,170	(30.5)
Covestro AG	3,681	235,726	(26.4)
Deutsche Lufthansa AG	9,103	60,108	(6.7)
Fraport AG Frankfurt Airport Services Worldwide	2,171	155,382	(17.4)
HelloFresh SE	436	35,333	(3.9)
Hochtief AG	4,188	323,105	(36.1)
HUGO BOSS AG	3,380	211,646	(23.7)
MTU Aero Engines AG	12,350	2,750,808	(307.7)
ProSiebenSat.1 Media SE	21,312	356,992	(39.9)
Rheinmetall AG	2,055	199,390	(22.3)
SAP SE	23,085	3,342,964	(373.9)
Scout24 AG	4,847	337,574	(37.8)
Siemens AG	15,165	2,465,554	(275.8)
Solarworld AG	10	4	(0.0)
TeamViewer AG	1,719	25,657	(2.9)
thyssenkrupp AG	2,857	29,740	(3.3)
Wacker Chemie AG	2,514	454,297	(50.8)

		13,411,340

Hong Kong
AIA Group Ltd.	223,000	2,499,163	(279.5)
ASM Pacific Technology Ltd.	1,600	17,313	(1.9)
Dah Sing Banking Group Ltd.	125,600	120,167	(13.4)
Dah Sing Financial Holdings Ltd.	86,800	269,059	(30.1)
Hutchison Port Holdings Trust	139,800	30,114	(3.4)
Pacific Basin Shipping Ltd.	690,000	318,440	(35.6)
Shun Tak Holdings Ltd.	458,000	125,204	(14.0)
Swire Pacific Ltd., Class A	38,000	238,890	(26.7)
Swire Properties Ltd.	284,400	762,467	(85.3)

Security	Shares	Value	% of Basket Value

Hong Kong (continued)
Techtronic Industries Co. Ltd.	81,500	$1,674,438	(187.3)%
United Energy Group Ltd.	1,582,000	140,297	(15.7)
Xinyi Glass Holdings Ltd.	63,000	177,531	(19.9)
Yue Yuen Industrial Holdings Ltd.	391,500	831,041	(92.9)

		7,204,124

Ireland
AIB Group PLC	71,358	193,129	(21.6)
Alkermes PLC	379	11,480	(1.3)
Bank of Ireland Group PLC	128,477	765,361	(85.6)
Experian PLC	12,257	561,998	(62.9)
Medtronic PLC	3,784	453,550	(50.7)

		1,985,518

Israel
JFrog Ltd.	4,625	151,191	(16.9)
Paz Oil Co. Ltd.	752	95,845	(10.7)
Wix.com Ltd.	111	20,642	(2.3)

		267,678

Italy
BPER Banca	404,482	886,854	(99.2)
Pirelli & C SpA	9,296	57,174	(6.4)
UnipolSai Assicurazioni SpA	132,009	382,258	(42.7)

		1,326,286

Japan
Ajinomoto Co., Inc.	2,300	68,733	(7.7)
Alfresa Holdings Corp.	2,700	38,062	(4.3)
Alps Alpine Co. Ltd.	78,600	768,005	(85.9)
Amada Co. Ltd.	6,100	60,265	(6.7)
Amano Corp.	700	17,322	(1.9)
Asahi Kasei Corp.	49,800	523,166	(58.5)
ASKUL Corp.	6,800	92,363	(10.3)
Azbil Corp.	5,500	234,481	(26.2)
Benesse Holdings, Inc.	36,100	825,902	(92.4)
Bridgestone Corp.	10,400	460,089	(51.5)
Calbee, Inc.	17,500	450,896	(50.4)
Canon, Inc.	5,900	134,162	(15.0)
Casio Computer Co. Ltd.	65,600	928,312	(103.8)
COMSYS Holdings Corp.	11,200	277,324	(31.0)
Daikin Industries Ltd.	2,700	591,340	(66.1)
Dentsu Group, Inc.	600	21,926	(2.5)
DIC Corp.	3,600	95,316	(10.7)
Disco Corp.	1,900	512,236	(57.3)
DMG Mori Co. Ltd.	4,800	82,660	(9.2)
Ezaki Glico Co. Ltd.	31,800	1,154,132	(129.1)
FANUC Corp.	4,600	909,057	(101.7)
Fuji Media Holdings, Inc.	71,000	735,950	(82.3)
Fuji Oil Holdings, Inc.	5,400	126,727	(14.2)
Hikari Tsushin, Inc.	2,300	354,554	(39.7)
Hisamitsu Pharmaceutical Co., Inc.	4,300	146,701	(16.4)
Honda Motor Co. Ltd.	134,600	3,981,180	(445.3)
Hoshizaki Corp.	1,100	92,500	(10.3)
Hulic Co. Ltd.	14,800	142,309	(15.9)
Japan Post Insurance Co. Ltd.	700	11,357	(1.3)
Japan Tobacco, Inc.	39,200	769,542	(86.1)
JGC Holdings Corp.	6,900	64,841	(7.2)
Kamigumi Co. Ltd.	7,700	155,039	(17.3)
Kansai Paint Co. Ltd.	22,000	509,432	(57.0)
Keyence Corp.	2,200	1,327,952	(148.5)
Konica Minolta, Inc.	255,000	1,262,170	(141.2)
Kuraray Co. Ltd.	46,700	422,591	(47.3)

34	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Lawson, Inc.	29,800	$1,441,116	(161.2)%
Marubeni Corp.	150,900	1,280,435	(143.2)
Maruichi Steel Tube Ltd.	4,200	95,431	(10.7)
Maruwa Unyu Kikan Co. Ltd.	3,200	44,815	(5.0)
Mitsubishi Heavy Industries Ltd.	6,400	163,666	(18.3)
Mitsubishi Motors Corp.	492,800	1,577,217	(176.4)
Mitsui OSK Lines Ltd.	5,800	365,699	(40.9)
MS&AD Insurance Group Holdings, Inc.	14,300	461,995	(51.7)
NEC Corp.	2,100	107,524	(12.0)
Nihon Kohden Corp.	11,600	369,103	(41.3)
Nikon Corp.	26,800	295,490	(33.0)
Nippon Shinyaku Co. Ltd.	100	8,012	(0.9)
Nippon Television Holdings, Inc.	33,200	357,685	(40.0)
Nissan Motor Co. Ltd.	96,800	492,698	(55.1)
Nitori Holdings Co. Ltd.	4,900	900,181	(100.7)
NOK Corp.	7,000	81,254	(9.1)
Obayashi Corp.	104,400	881,369	(98.6)
Omron Corp.	500	47,817	(5.3)
Rakus Co. Ltd.	1,900	60,219	(6.7)
Recruit Holdings Co. Ltd.	46,400	3,086,482	(345.2)
Ricoh Co. Ltd.	64,000	623,222	(69.7)
Sega Sammy Holdings, Inc.	12,400	176,333	(19.7)
Seiko Epson Corp.	12,600	224,356	(25.1)
Sekisui House Ltd.	23,700	492,741	(55.1)
SG Holdings Co. Ltd.	600	15,003	(1.7)
Shimadzu Corp.	30,400	1,235,068	(138.1)
Skylark Co. Ltd.	7,600	102,977	(11.5)
Sohgo Security Services Co. Ltd.	1,900	81,289	(9.1)
Subaru Corp.	111,900	2,194,895	(245.5)
Sumitomo Chemical Co. Ltd.	385,600	1,899,587	(212.5)
Sumitomo Mitsui Financial Group, Inc.	103,500	3,358,537	(375.6)
Sundrug Co. Ltd.	1,900	55,606	(6.2)
Suntory Beverage & Food Ltd.	10,600	411,306	(46.0)
Sysmex Corp.	12,900	1,599,481	(178.9)
Taisei Corp.	2,600	81,586	(9.1)
Takara Bio, Inc.	7,100	185,288	(20.7)
Tokyo Electron Ltd.	800	372,826	(41.7)
Toppan, Inc.	700	11,300	(1.3)
Toray Industries, Inc.	5,500	34,273	(3.8)
Toyoda Gosei Co. Ltd.	6,800	139,144	(15.6)
Trend Micro, Inc.	19,900	1,124,755	(125.8)
TV Asahi Holdings Corp.	1,600	24,280	(2.7)
Welcia Holdings Co. Ltd.	13,000	485,308	(54.3)
Yamaguchi Financial Group, Inc.	15,500	86,529	(9.7)
Yamazaki Baking Co. Ltd.	62,300	946,387	(105.8)
Yokogawa Electric Corp.	32,900	657,416	(73.5)
ZOZO, Inc.	14,700	471,849	(52.8)

		47,558,144

Luxembourg
L’Occitane International SA	23,000	82,264	(9.2)
RTL Group SA	12,107	699,280	(78.2)
SES SA	121,791	1,093,830	(122.3)

		1,875,374

Macau
MGM China Holdings Ltd.	76,800	56,350	(6.3)

Netherlands
ABN AMRO Bank NV	6,832	100,483	(11.2)
Koninklijke KPN NV	270,719	808,891	(90.5)

Security	Shares	Value	% of Basket Value

Netherlands (continued)
Koninklijke Vopak NV	7,001	$278,625	(31.2)%
Randstad NV	1,747	125,517	(14.0)
Wolters Kluwer NV	10,754	1,126,142	(126.0)

		2,439,658

New Zealand
a2 Milk Co. Ltd.	7,706	36,545	(4.1)
Mercury NZ Ltd.	7,839	34,475	(3.8)

		71,020

Norway
Equinor ASA	132,587	3,359,533	(375.7)
Norsk Hydro ASA	9,805	72,022	(8.1)
Orkla ASA	12,231	118,964	(13.3)

		3,550,519

Portugal
Galp Energia SGPS SA	18,652	193,756	(21.7)

Singapore
SIA Engineering Co. Ltd.	11,300	18,198	(2.1)
Singapore Post Ltd.	1,268,800	616,781	(69.0)
Singapore Telecommunications Ltd.	412,700	765,655	(85.6)

		1,400,634

Spain
Banco de Sabadell SA	180,237	145,054	(16.2)
Fluidra SA	21,730	829,934	(92.8)
Industria de Diseno Textil SA	8,860	320,947	(35.9)

		1,295,935

Sweden
Electrolux AB	2,851	64,702	(7.2)
Elekta AB	49,035	570,985	(63.9)
Hexagon AB, B Shares	2,698	43,421	(4.9)
Husqvarna AB, B Shares	8,813	125,593	(14.0)
Investment AB Latour, B Shares	2,889	104,938	(11.7)
Saab AB, Class B	3,430	95,622	(10.7)
Swedish Match AB	34,942	308,091	(34.5)

		1,313,352

Switzerland
Adecco Group AG	2,368	119,300	(13.4)
Cie Financiere Richemont SA, Class A	1,506	186,368	(20.9)
Clariant AG	4,381	92,231	(10.3)
Dufry AG	2,877	152,326	(17.0)
Idorsia Ltd.	54	1,112	(0.1)
Schindler Holding AG	103	26,820	(3.0)
Sika AG	11,230	3,804,495	(425.5)
Swatch Group AG	2,082	573,059	(64.1)

		4,955,711

United Kingdom
Ashmore Group PLC	95,041	439,121	(49.1)
Ashtead Group PLC	8,421	705,765	(78.9)
ASOS PLC	13,255	450,018	(50.3)
Associated British Foods PLC	45,712	1,117,926	(125.0)
Aston Martin Lagonda Global Holdings PLC	12,517	292,174	(32.7)
Atlantica Sustainable Infrastructure PLC	3,441	135,403	(15.1)
Babcock International Group PLC	49,769	217,351	(24.3)
Bellway PLC	511	23,186	(2.6)
boohoo Group PLC	82,794	205,930	(23.0)
BT Group PLC	28,022	53,237	(6.0)
Capri Holdings Ltd.	24,232	1,290,112	(144.3)

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United Kingdom (continued)
Centrica PLC	971,642	$802,077	(89.7)%
Farfetch Ltd., Class A	2,545	99,789	(11.2)
Hammerson PLC	40	18	(0.0)
Hargreaves Lansdown PLC	18,619	391,799	(43.8)
HomeServe PLC	30,747	359,774	(40.2)
Inchcape PLC	54,380	614,724	(68.8)
Intertek Group PLC	2,584	173,045	(19.4)
ITV PLC	155,072	228,235	(25.5)
John Wood Group PLC	79,991	233,257	(26.1)
Marks & Spencer Group PLC	22,759	57,210	(6.4)
Next PLC	5,980	651,757	(72.9)
Nomad Foods Ltd.	986	26,849	(3.0)
Phoenix Group Holdings PLC	121,798	1,093,566	(122.3)
Rightmove PLC	64,597	610,607	(68.3)
Rolls-Royce Holdings PLC	50,040	90,314	(10.1)
Smiths Group PLC	14,704	273,025	(30.5)
Spirax-Sarco Engineering PLC	4,109	877,146	(98.1)
Taylor Wimpey PLC	1,442,616	3,052,301	(341.4)
Trainline PLC	13,169	57,095	(6.4)
Travis Perkins PLC	41,994	887,789	(99.3)
Virgin Money UK PLC	38,652	107,835	(12.1)

		15,618,435

United States
Agilent Technologies, Inc.	4,325	681,144	(76.2)
Alaska Air Group, Inc.	22,532	1,189,690	(133.1)
Alcoa Corp.	19,816	910,545	(101.8)
Allstate Corp.	2,340	289,388	(32.4)
Ally Financial, Inc.	449	21,435	(2.4)
Altice USA, Inc., Class A	104,130	1,697,319	(189.8)
American Airlines Group, Inc.	29,493	566,266	(63.3)
American Eagle Outfitters, Inc.	14,322	340,004	(38.0)
American Homes 4 Rent, Class A	52,017	2,111,890	(236.2)
Aon PLC, Class A	106	33,912	(3.8)
Apple, Inc.	19,148	2,868,370	(320.8)
Arrow Electronics, Inc.	257	29,748	(3.3)
AutoNation, Inc.	5,049	611,535	(68.4)
Avnet, Inc.	51,159	1,949,669	(218.1)
Axon Enterprise, Inc.	7,883	1,418,625	(158.7)
BioMarin Pharmaceutical, Inc.	5,966	472,686	(52.9)
Booz Allen Hamilton Holding Corp.	4,582	397,993	(44.5)
BorgWarner, Inc.	10,919	492,119	(55.0)
Bridgebio Pharma, Inc.	526	25,974	(2.9)
Brighthouse Financial, Inc.	18,405	924,483	(103.4)
Brixmor Property Group, Inc.	58,808	1,378,460	(154.2)
Brown & Brown, Inc.	11,472	723,998	(81.0)
Bruker Corp.	1,163	93,389	(10.4)
C3.AI, Inc., Class A	3,612	162,973	(18.2)
Cabot Oil & Gas Corp.	12,806	273,024	(30.5)
Campbell Soup Co.	39,901	1,594,045	(178.3)
Cardinal Health, Inc.	45,587	2,179,514	(243.8)
Carnival Corp.	14,816	328,323	(36.7)
Carnival PLC	25,584	516,430	(57.8)
Carvana Co.	82	24,861	(2.8)
Casey’s General Stores, Inc.	877	167,981	(18.8)
CDW Corp.	780	145,587	(16.3)
ChampionX Corp.	1,147	30,086	(3.4)
Cigna Corp.	3,428	732,255	(81.9)
Citigroup, Inc.	1,948	134,724	(15.1)
Clean Harbors, Inc.	6,858	771,799	(86.3)
CMC Materials, Inc.	239	30,680	(3.4)

Security	Shares	Value	% of Basket Value

United States (continued)
Cognex Corp.	189	$16,554	(1.8)%
Colgate-Palmolive Co.	208	15,848	(1.8)
Comcast Corp., Class A	24,078	1,238,332	(138.5)
Continental Resources, Inc.	1,139	55,595	(6.2)
Corteva, Inc.	2,909	125,523	(14.0)
Crown Castle International Corp.	5,233	943,510	(105.5)
CubeSmart	223	12,267	(1.4)
Devon Energy Corp.	5,525	221,442	(24.8)
Discovery, Inc., Class A	9,585	224,672	(25.1)
Donaldson Co., Inc.	942	56,529	(6.3)
DTE Energy Co.	1,202	136,247	(15.2)
EOG Resources, Inc.	16,743	1,548,058	(173.1)
EQT Corp.	2,051	40,835	(4.6)
Equinix, Inc.	518	433,602	(48.5)
Equity Residential	15,961	1,379,030	(154.2)
Erie Indemnity Co., Class A	1,597	328,679	(36.8)
Estee Lauder Cos., Inc., Class A	2,398	777,743	(87.0)
Etsy, Inc.	2,027	508,149	(56.8)
Euronet Worldwide, Inc.	3,175	356,203	(39.8)
Everest Re Group Ltd.	156	40,794	(4.6)
Exelixis, Inc.	16,518	355,302	(39.7)
Expedia Group, Inc.	9,713	1,596,914	(178.6)
Expeditors International of Washington, Inc.	3,752	462,472	(51.7)
FactSet Research Systems, Inc.	1,156	513,137	(57.4)
Federal Realty Investment Trust	1,647	198,216	(22.2)
Fidelity National Financial, Inc.	9,639	461,804	(51.6)
First Citizens BancShares, Inc., Class A	44	35,812	(4.0)
Foot Locker, Inc.	84,737	4,039,413	(451.8)
Fox Corp., Class A	18,467	733,879	(82.1)
FTI Consulting, Inc.	389	55,985	(6.3)
Gap, Inc.	20,288	460,335	(51.5)
Harley-Davidson, Inc.	25,112	916,337	(102.5)
Hess Corp.	2,584	213,361	(23.9)
Hewlett Packard Enterprise Co.	26,309	385,427	(43.1)
Highwoods Properties, Inc.	9,821	440,374	(49.2)
Host Hotels & Resorts, Inc.	4,950	83,308	(9.3)
Hudson Pacific Properties, Inc.	484	12,463	(1.4)
IDACORP, Inc.	404	42,145	(4.7)
IDEXX Laboratories, Inc.	1,088	724,760	(81.1)
Incyte Corp.	2,817	188,683	(21.1)
International Game Technology PLC	30,882	910,710	(101.9)
Intuit, Inc.	4,202	2,630,410	(294.2)
Invitation Homes, Inc.	4,074	168,052	(18.8)
Iron Mountain, Inc.	4,100	187,124	(20.9)
Itron, Inc.	2,132	165,806	(18.5)
Keysight Technologies, Inc.	7,058	1,270,581	(142.1)
Kimco Realty Corp.	6,201	140,143	(15.7)
Kohl’s Corp.	13,383	649,477	(72.6)
Leggett & Platt, Inc.	545	25,533	(2.9)
LGI Homes, Inc.	1,371	204,690	(22.9)
Life Storage, Inc.	7,170	959,418	(107.3)
Lockheed Martin Corp.	21,167	7,034,217	(786.7)
M&T Bank Corp.	1,454	213,912	(23.9)
Manhattan Associates, Inc.	1,513	274,670	(30.7)
ManpowerGroup, Inc.	3,216	310,826	(34.8)
Marsh & McLennan Cos., Inc.	11,073	1,846,976	(206.6)
Martin Marietta Materials, Inc.	1,606	630,901	(70.6)
Masco Corp.	5,474	358,821	(40.1)
MasTec, Inc.	8,307	740,403	(82.8)
McKesson Corp.	18,025	3,747,037	(419.1)
MDU Resources Group, Inc.	1,074	33,004	(3.7)

36	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Molson Coors Beverage Co., Class B	22,123	$975,403	(109.1)%
Monolithic Power Systems, Inc.	433	227,524	(25.4)
Moody’s Corp.	421	170,147	(19.0)
Morningstar, Inc.	1,441	456,437	(51.0)
Murphy USA, Inc.	3,308	539,039	(60.3)
National Storage Affiliates Trust	6,666	416,358	(46.6)
New York Community Bancorp, Inc.	7,665	95,276	(10.7)
Nordstrom, Inc.	43,336	1,245,043	(139.2)
Norwegian Cruise Line Holdings Ltd.	9,004	231,583	(25.9)
NOV, Inc.	7,883	110,520	(12.4)
Nutanix, Inc., Class A	31,270	1,072,874	(120.0)
Occidental Petroleum Corp.	40,766	1,366,884	(152.9)
Ollie’s Bargain Outlet Holdings, Inc.	678	45,873	(5.1)
Otis Worldwide Corp.	39,443	3,167,667	(354.3)
Ovintiv, Inc.	650	24,385	(2.7)
PagerDuty, Inc.	11,574	483,214	(54.0)
Papa John’s International, Inc.	4,965	616,057	(68.9)
Paychex, Inc.	1,811	223,260	(25.0)
Paylocity Holding Corp.	2,888	881,244	(98.6)
Peloton Interactive, Inc., Class A	1,964	179,588	(20.1)
Penske Automotive Group, Inc.	13,950	1,479,397	(165.5)
Penumbra, Inc.	613	169,525	(19.0)
Perrigo Co. PLC	17,893	807,869	(90.4)
Phillips 66	10,813	808,596	(90.4)
PTC, Inc.	652	83,032	(9.3)
Pure Storage, Inc., Class A	15,652	420,413	(47.0)
Ralph Lauren Corp.	31,923	4,059,648	(454.0)
Realty Income Corp.	1,783	127,360	(14.2)
Regency Centers Corp.	77	5,422	(0.6)
Reinsurance Group of America, Inc.	22,391	2,643,929	(295.7)
Reliance Steel & Aluminum Co.	6,230	910,577	(101.8)
Reliance Worldwide Corp. Ltd.	17,959	78,968	(8.8)
RingCentral, Inc., Class A	716	174,546	(19.5)
Roku, Inc.	280	85,372	(9.5)
Royal Caribbean Cruises Ltd.	4,931	416,324	(46.6)
Ryder System, Inc.	6,680	567,466	(63.5)
S&P Global, Inc.	4,111	1,949,272	(218.0)
Sabre Corp.	10,223	106,115	(11.9)
SailPoint Technologies Holding, Inc.	50,257	2,411,331	(269.7)
SBA Communications Corp.	1,911	659,926	(73.8)
Service Corp. International	40,355	2,763,914	(309.1)
ServiceNow, Inc.	946	660,081	(73.8)
Shake Shack, Inc., Class A	12,621	872,995	(97.6)
Silicon Laboratories, Inc.	3,696	697,657	(78.0)
Sims Ltd.	2,081	22,654	(2.5)
Sirius XM Holdings, Inc.	562,362	3,424,785	(383.0)
SiteOne Landscape Supply, Inc.	1,710	401,782	(44.9)
Six Flags Entertainment Corp.	14,976	615,963	(68.9)
SL Green Realty Corp.	838	58,719	(6.6)
SLM Corp.	746	13,689	(1.5)
Snap-on, Inc.	2,141	435,115	(48.7)
Spirit Realty Capital, Inc.	16,723	818,256	(91.5)
Stifel Financial Corp.	1,151	83,873	(9.4)
Stitch Fix, Inc., Class A	4,828	167,049	(18.7)
Sun Communities, Inc.	5,101	999,694	(111.8)
Sunnova Energy International, Inc.	15,556	693,175	(77.5)
Syneos Health, Inc.	4,910	458,299	(51.3)
Sysco Corp.	2,890	222,241	(24.9)
Take-Two Interactive Software, Inc.	2,028	367,068	(41.0)
Tapestry, Inc.	15,255	594,640	(66.5)
Terminix Global Holdings, Inc.	1,083	43,840	(4.9)

Security	Shares	Value	% of Basket Value

United States (continued)
Tesla, Inc.	832	$926,848	(103.7)%
Travel + Leisure Co.	932	50,645	(5.7)
Travelers Cos., Inc.	1,231	198,043	(22.1)
TripAdvisor, Inc.	5,316	175,269	(19.6)
Trupanion, Inc.	3,877	397,005	(44.4)
UDR, Inc.	24,052	1,335,608	(149.4)
UGI Corp.	6,399	277,781	(31.1)
Ulta Beauty, Inc.	611	224,457	(25.1)
Ultragenyx Pharmaceutical, Inc.	1,884	158,105	(17.7)
Universal Display Corp.	2,826	517,723	(57.9)
Valero Energy Corp.	6,012	464,908	(52.0)
Valvoline, Inc.	91,162	3,095,862	(346.2)
Varonis Systems, Inc.	4,444	287,705	(32.2)
VMware, Inc., Class A	7,837	1,188,873	(133.0)
Voya Financial, Inc.	5,272	367,827	(41.1)
Vulcan Materials Co.	6,009	1,142,431	(127.8)
W.R. Berkley Corp.	2,298	182,921	(20.5)
Walgreens Boots Alliance, Inc.	20,189	949,287	(106.2)
Walmart, Inc.	14,291	2,135,361	(238.8)
Waste Connections, Inc.	967	131,522	(14.7)
Westrock Co.	1,382	66,474	(7.4)
Willis Towers Watson PLC	103	24,955	(2.8)
Wintrust Financial Corp.	3,827	338,689	(37.9)
Workday, Inc., Class A	280	81,194	(9.1)
World Wrestling Entertainment, Inc., Class A	435	26,574	(3.0)
WP Carey, Inc.	3,754	289,471	(32.4)
XPO Logistics, Inc.	6,901	592,106	(66.2)
Zillow Group, Inc., Class A	3,948	417,383	(46.7)
Zimmer Biomet Holdings, Inc.	232	33,204	(3.7)

		130,190,558

Total Reference Entity — Long		270,195,725

Reference Entity — Short

Common Stocks

Australia
Crown Resorts Ltd.	(32,985)	(248,641)	27.8
Orica Ltd.	(3,502)	(40,201)	4.5
TPG Telecom Ltd.	(6,665)	(34,024)	3.8
Vicinity Centres	(1,300,346)	(1,698,231)	189.9

		(2,021,097)

Austria
BAWAG Group AG	(8,908)	(560,271)	62.6
OMV AG	(12,653)	(766,054)	85.7

		(1,326,325)

Belgium
Warehouses De Pauw CVA	(4,214)	(191,891)	21.5

Canada
Dollarama, Inc.	(12,037)	(544,077)	60.8
Kinross Gold Corp.	(116,895)	(702,730)	78.6
Metro, Inc.	(38,537)	(1,938,994)	216.9
Power Corp. of Canada	(59,997)	(1,998,284)	223.5
Stelco Holdings, Inc.	(738)	(25,624)	2.9

		(5,209,709)

China
Futu Holdings Ltd.	(4,102)	(219,539)	24.6

Denmark
AP Moller - Maersk A/S	(43)	(118,063)	13.2

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Finland
Kojamo OYJ	(2,378)	$(53,278)	5.9%
Orion OYJ, Class B	(314)	(13,597)	1.5
TietoEVRY OYJ	(4,274)	(131,072)	14.7

		(197,947)

France
Bollore SA	(30,473)	(177,115)	19.8
Danone SA	(10,910)	(711,177)	79.5
Dassault Aviation SA	(1,767)	(184,658)	20.7
Edenred	(9,685)	(524,067)	58.6
Getlink SE	(10,900)	(167,763)	18.8
SEB SA	(4,920)	(770,911)	86.2
SOITEC	(15,768)	(4,198,246)	469.5

		(6,733,937)

Germany
Deutsche Telekom AG	(262,539)	(4,882,477)	546.1
Flatex AG	(28,752)	(653,120)	73.0
Fresenius Medical Care AG & Co. KGaA	(972)	(64,569)	7.2
Infineon Technologies AG	(23,453)	(1,098,335)	122.8
Porsche Automobil Holding SE	(6,149)	(639,966)	71.6
Uniper SE	(10,245)	(452,897)	50.7
Vantage Towers AG	(617)	(21,212)	2.4

		(7,812,576)

Hong Kong
Jardine Matheson Holdings Ltd.	(8,700)	(505,323)	56.5
WH Group Ltd.	(867,896)	(608,407)	68.1

		(1,113,730)

Ireland
Flutter Entertainment PLC	(6,193)	(1,172,375)	131.1
Kingspan Group PLC	(1,556)	(179,135)	20.1

		(1,351,510)

Israel
Big Shopping Centers Ltd.	(1,640)	(245,971)	27.5
Melisron Ltd.	(23,366)	(1,977,487)	221.2
Phoenix Holdings Ltd.	(109,908)	(1,389,229)	155.4
Shapir Engineering and Industry Ltd.	(13,207)	(108,108)	12.1
Shikun & Binui Ltd.	(11,623)	(69,131)	7.7
Shufersal Ltd.	(1,488)	(12,324)	1.4
SolarEdge Technologies, Inc.	(1,539)	(545,852)	61.0

		(4,348,102)

Italy
Assicurazioni Generali SpA	(28,664)	(624,164)	69.8
Buzzi Unicem SpA	(14,601)	(340,545)	38.1
DiaSorin SpA	(906)	(204,814)	22.9
Infrastrutture Wireless Italiane SpA	(32,900)	(363,483)	40.6
Moncler SpA	(13,836)	(995,699)	111.4
Unipol Gruppo SpA	(6,213)	(35,684)	4.0

		(2,564,389)

Japan
Ain Holdings, Inc.	(7,700)	(454,488)	50.8
Asahi Group Holdings Ltd.	(3,300)	(149,755)	16.7
Bank of Kyoto Ltd.	(6,500)	(292,326)	32.7
Central Japan Railway Co.	(3,600)	(534,026)	59.7
Chubu Electric Power Co., Inc.	(100,400)	(1,039,253)	116.2
Concordia Financial Group Ltd.	(89,400)	(355,336)	39.7
Cosmo Energy Holdings Co. Ltd.	(19,900)	(406,808)	45.5
DeNA Co. Ltd.	(5,600)	(103,444)	11.6
East Japan Railway Co.	(19,500)	(1,214,586)	135.8

Security	Shares	Value	% of Basket Value

Japan (continued)
Fancl Corp.	(16,700)	$(506,310)	56.6%
Fast Retailing Co. Ltd.	(1,800)	(1,194,872)	133.6
Fuji Kyuko Co. Ltd.	(22,400)	(902,426)	100.9
Fujitsu General Ltd.	(31,100)	(762,636)	85.3
Goldwin, Inc.	(4,500)	(272,292)	30.5
GS Yuasa Corp.	(1,600)	(34,831)	3.9
GungHo Online Entertainment, Inc.	(1,600)	(30,017)	3.4
Hachijuni Bank Ltd.	(92,300)	(308,484)	34.5
Hirogin Holdings, Inc.	(8,100)	(44,625)	5.0
Ibiden Co. Ltd.	(2,800)	(168,241)	18.8
Invincible Investment Corp.	(1,304)	(515,534)	57.7
IR Japan Holdings Ltd.	(2,700)	(248,996)	27.8
Iwatani Corp.	(12,600)	(744,224)	83.2
Japan Airport Terminal Co. Ltd.	(9,400)	(466,311)	52.2
Japan Aviation Electronics Industry Ltd.	(32,100)	(532,243)	59.5
Japan Exchange Group, Inc.	(24,200)	(573,009)	64.1
Japan Hotel REIT Investment Corp.	(554)	(334,565)	37.4
Japan Retail Fund Investment Corp.	(225)	(206,667)	23.1
Justsystems Corp.	(19,100)	(987,208)	110.4
Kadokawa Dwango	(1,400)	(73,921)	8.3
Kansai Electric Power Co., Inc.	(16,200)	(149,155)	16.7
Keikyu Corp.	(3,400)	(38,374)	4.3
Koei Tecmo Holdings Co. Ltd.	(300)	(13,964)	1.6
Kotobuki Spirits Co. Ltd.	(6,200)	(414,541)	46.4
Kyowa Kirin Co. Ltd.	(3,300)	(108,531)	12.1
MINEBEA MITSUMI, Inc.	(8,400)	(212,663)	23.8
Mitsubishi UFJ Financial Group, Inc.	(126,500)	(693,662)	77.6
Mitsui Fudosan Co. Ltd.	(16,400)	(374,967)	41.9
Mitsui Fudosan Logistics Park, Inc.	(69)	(366,870)	41.0
Mitsui High-Tec, Inc.	(300)	(23,172)	2.6
Mizuho Financial Group, Inc.	(25,600)	(337,868)	37.8
Morinaga Milk Industry Co. Ltd.	(21,300)	(1,248,280)	139.6
Murata Manufacturing Co. Ltd.	(11,000)	(815,964)	91.3
Nidec Corp.	(24,700)	(2,735,718)	306.0
Nippon Building Fund, Inc.	(3)	(19,491)	2.2
Nippon Kayaku Co. Ltd.	(103,700)	(1,092,176)	122.2
Nishi-Nippon Railroad Co. Ltd.	(7,300)	(179,823)	20.1
Oji Holdings Corp.	(106,900)	(529,875)	59.3
Open House Co. Ltd.	(6,900)	(440,034)	49.2
ORIX Corp.	(18,700)	(371,687)	41.6
Rohto Pharmaceutical Co. Ltd.	(800)	(24,443)	2.7
Ryohin Keikaku Co. Ltd.	(6,300)	(124,149)	13.9
Sapporo Holdings Ltd.	(600)	(13,018)	1.5
SBI Holdings, Inc.	(14,600)	(378,424)	42.3
Sekisui Chemical Co. Ltd.	(25,400)	(417,290)	46.7
Shinko Electric Industries Co. Ltd.	(64,300)	(2,590,464)	289.7
Shionogi & Co. Ltd.	(3,100)	(202,121)	22.6
Shizuoka Bank Ltd.	(2,600)	(20,936)	2.3
Shochiku Co. Ltd.	(1,500)	(163,219)	18.3
Sony Corp.	(24,900)	(2,883,328)	322.5
Square Enix Holdings Co. Ltd.	(400)	(21,912)	2.4
Suzuki Motor Corp.	(16,700)	(744,768)	83.3
Tokyo Electric Power Co. Holdings, Inc.	(761,300)	(2,108,802)	235.9
Tokyo Tatemono Co. Ltd.	(38,800)	(570,298)	63.8
Tokyu Corp.	(8,800)	(124,064)	13.9
Tokyu Fudosan Holdings Corp.	(87,400)	(506,432)	56.6
Tosoh Corp.	(5,600)	(94,310)	10.5
Toyota Motor Corp.	(230,000)	(4,058,156)	453.9
Yamato Kogyo Co. Ltd.	(29,900)	(1,002,556)	112.1

		(39,672,939)

38	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Jersey
Novocure Ltd.	(6,974)	$ (715,323)	80.0%

Luxembourg
ArcelorMittal	(33,339)	(1,127,529)	126.1
Aroundtown SA	(8,441)	(58,661)	6.5
Tenaris SA	(61,720)	(687,332)	76.9

		(1,873,522)

Netherlands
Aegon NV	(50,057)	(253,904)	28.4
Alfen Beheer BV	(179)	(20,164)	2.3
Prosus NV	(34,638)	(3,051,018)	341.2
QIAGEN NV	(2,126)	(116,960)	13.1

		(3,442,046)

New Zealand
Fletcher Building Ltd.	(26,834)	(138,016)	15.4
Spark New Zealand Ltd.	(41,119)	(134,610)	15.1

		(272,626)

Norway
Adevinta ASA	(10,754)	(177,637)	19.9
NEL ASA	(18,020)	(38,153)	4.2
Salmar Asa	(4,361)	(332,703)	37.2

		(548,493)

Russia
Evraz PLC	(194,880)	(1,655,310)	185.1

Singapore
CapitaLand Integrated Commercial Trust	(200,269)	(318,920)	35.7
Sembcorp Industries Ltd.	(459,000)	(685,047)	76.6
Venture Corp. Ltd.	(11,100)	(155,048)	17.4
Wilmar International Ltd.	(30,300)	(96,873)	10.8

		(1,255,888)

Spain
Solaria Energia y Medio Ambiente SA	(5,710)	(114,269)	12.8
Telefonica SA	(232,108)	(1,008,198)	112.7

		(1,122,467)

Sweden
Autoliv, Inc.	(247)	(23,922)	2.7
Embracer Group AB	(73,730)	(687,654)	76.9
Holmen AB	(5,296)	(235,122)	26.3
Investor AB	(4,154)	(95,849)	10.7
Securitas AB	(53,476)	(885,919)	99.1
Sinch AB	(40,859)	(777,742)	87.0
Skandinaviska Enskilda Banken AB	(73,841)	(1,154,713)	129.2
Svenska Cellulosa AB SCA, Class B	(27,579)	(430,923)	48.2
Thule Group AB	(29,435)	(1,700,769)	190.2
Volvo AB	(3,029)	(71,609)	8.0
Volvo AB	(78,003)	(1,818,964)	203.4

		(7,883,186)

Switzerland
CRISPR Therapeutics AG	(4,087)	(373,266)	41.8
Georg Fischer AG	(2,426)	(3,670,664)	410.5
Novartis AG	(15,710)	(1,299,417)	145.3
Roche Holding AG	(290)	(112,344)	12.6
Siegfried Holding AG	(308)	(296,247)	33.1
Swatch Group AG	(239)	(12,715)	1.4

Security	Shares	Value	% of Basket Value

Switzerland (continued)
Swiss Life Holding AG	(118)	$(64,731)	7.2%
Zur Rose Group AG	(379)	(134,529)	15.1

		(5,963,913)

United Kingdom
Avast PLC	(45,509)	(348,527)	39.0
B&M European Value Retail SA	(133,032)	(1,152,552)	128.9
Berkeley Group Holdings PLC	(1,758)	(104,862)	11.7
Burberry Group PLC	(24,515)	(647,909)	72.5
Clarivate PLC	(22,859)	(536,044)	59.9
GlaxoSmithKline PLC	(22,143)	(459,707)	51.4
Greggs PLC	(22,176)	(926,889)	103.7
HSBC Holdings PLC	(132,338)	(797,359)	89.2
Land Securities Group PLC	(99,286)	(932,740)	104.3
Man Group PLC	(6,978)	(22,222)	2.5
Mondi PLC	(3,295)	(82,289)	9.2
Ocado Group PLC	(23,252)	(573,873)	64.2
Paysafe Ltd.	(28,411)	(221,606)	24.8
Segro PLC	(40,090)	(708,572)	79.2
Severn Trent PLC	(1,016)	(38,051)	4.2
Tesco PLC	(712,575)	(2,631,017)	294.3
UNITE Group PLC	(26,870)	(401,190)	44.9
Weir Group PLC	(2,393)	(56,820)	6.3
Wise PLC	(3,948)	(44,316)	5.0

		(10,686,545)

United States
10X Genomics, Inc., Class A	(550)	(88,699)	9.9
3D Systems Corp.	(5,859)	(164,989)	18.5
Activision Blizzard, Inc.	(30,018)	(2,347,107)	262.5
Acuity Brands, Inc.	(1,528)	(313,897)	35.1
Advanced Drainage Systems, Inc.	(12,573)	(1,418,234)	158.6
Affirm Holdings, Inc.	(3,343)	(543,238)	60.8
AGNC Investment Corp.	(64,803)	(1,031,664)	115.4
Air Lease Corp.	(31,876)	(1,276,634)	142.8
Air Products & Chemicals, Inc.	(1,361)	(408,041)	45.6
Albemarle Corp.	(1,423)	(356,419)	39.9
Albertsons Cos., Inc., Class A	(22,655)	(701,172)	78.4
Alight, Inc., Class A	(17,117)	(186,233)	20.8
Allakos, Inc.	(1,045)	(105,106)	11.8
Alliant Energy Corp.	(273)	(15,444)	1.7
Allison Transmission Holdings, Inc.	(1,289)	(43,001)	4.8
Altria Group, Inc.	(10,117)	(446,261)	49.9
Ameriprise Financial, Inc.	(2,355)	(711,516)	79.6
Amphenol Corp., Class A	(56,011)	(4,299,964)	480.9
Annaly Capital Management, Inc.	(4,564)	(38,611)	4.3
Antero Resources Corp.	(37,822)	(751,523)	84.1
AO Smith Corp.	(3,422)	(250,046)	28.0
Aramark	(5,548)	(202,391)	22.6
Archer-Daniels-Midland Co.	(28,251)	(1,814,844)	203.0
Arrowhead Pharmaceuticals, Inc.	(6,369)	(406,470)	45.5
Aspen Technology, Inc.	(3,882)	(608,271)	68.0
Autodesk, Inc.	(145)	(46,053)	5.2
Avangrid, Inc.	(1,092)	(57,548)	6.4
Avis Budget Group, Inc.	(4,195)	(727,035)	81.3
AZEK Co., Inc.	(6,294)	(230,927)	25.8
Bank of New York Mellon Corp.	(32,769)	(1,939,925)	217.0
Best Buy Co., Inc.	(1,902)	(232,500)	26.0
Biohaven Pharmaceutical Holding Co. Ltd.	(394)	(56,074)	6.3
Blueprint Medicines Corp.	(3,694)	(415,538)	46.5
Boeing Co.	(1,404)	(290,670)	32.5

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Boston Beer Co., Inc.	(562)	$ (276,774)	31.0%
Bright Horizons Family Solutions, Inc.	(1,072)	(177,952)	19.9
Broadcom, Inc.	(14,303)	(7,604,476)	850.5
Brooks Automation, Inc.	(4,246)	(494,447)	55.3
Brunswick Corp.	(5,539)	(515,626)	57.7
Bumble, Inc.	(8,176)	(429,404)	48.0
Burlington Stores, Inc.	(2,578)	(712,276)	79.7
Caesars Entertainment, Inc.	(23,786)	(2,603,616)	291.2
Callaway Golf Co.	(4,938)	(133,573)	14.9
Camping World Holdings, Inc.	(1,072)	(39,932)	4.5
CareDx, Inc.	(4,042)	(206,142)	23.1
Celanese Corp.	(3,006)	(485,499)	54.3
Celsius Holdings, Inc.	(8,589)	(829,010)	92.7
ChargePoint Holdings, Inc.	(49,231)	(1,219,944)	136.4
Chipotle Mexican Grill, Inc.	(46)	(81,835)	9.2
Choice Hotels International, Inc.	(11,360)	(1,597,443)	178.7
Citrix Systems, Inc.	(10,752)	(1,018,537)	113.9
Cloudflare, Inc., Class A	(3,120)	(607,526)	67.9
Clover Health Investments Corp.	(7,243)	(54,323)	6.1
Coherent, Inc.	(129)	(32,818)	3.7
Coinbase Global, Inc., Class A	(2,956)	(944,206)	105.6
Colfax Corp.	(29,150)	(1,504,723)	168.3
Columbia Sportswear Co.	(7,570)	(786,069)	87.9
Comerica, Inc.	(2,505)	(213,150)	23.8
Conagra Brands, Inc.	(2,896)	(93,251)	10.4
Confluent, Inc., Class A	(1,810)	(122,990)	13.8
ConocoPhillips	(9,507)	(708,176)	79.2
Constellation Brands, Inc.	(5,625)	(1,219,556)	136.4
ContextLogic, Inc.	(9,395)	(47,915)	5.4
Corning, Inc.	(68,790)	(2,446,860)	273.7
Crown Holdings, Inc.	(1,099)	(114,285)	12.8
Darden Restaurants, Inc.	(13,626)	(1,964,052)	219.7
Datadog, Inc., Class A	(3,006)	(502,152)	56.2
DaVita, Inc.	(4,100)	(423,284)	47.3
Deckers Outdoor Corp.	(466)	(184,214)	20.6
Denali Therapeutics, Inc.	(773)	(37,375)	4.2
Dick’s Sporting Goods, Inc.	(104)	(12,918)	1.4
Digital Turbine, Inc.	(5,060)	(435,464)	48.7
DISH Network Corp.	(12,459)	(511,691)	57.2
DoorDash, Inc., Class A	(3,575)	(696,410)	77.9
Dover Corp.	(482)	(81,497)	9.1
Dun & Bradstreet Holdings, Inc.	(40,685)	(766,505)	85.7
Dutch Bros, Inc., Class A	(16,100)	(1,227,464)	137.3
eBay, Inc.	(27,219)	(2,088,242)	233.6
Element Solutions, Inc.	(40,604)	(922,117)	103.1
Encompass Health Corp.	(628)	(39,916)	4.5
Enphase Energy, Inc.	(177)	(40,999)	4.6
Eversource Energy	(22,460)	(1,906,854)	213.3
Exelon Corp.	(3,608)	(191,910)	21.5
eXp World Holdings, Inc.	(1,810)	(93,396)	10.4
Facebook, Inc., Class A	(2,948)	(953,884)	106.7
Fastenal Co.	(34,931)	(1,993,861)	223.0
Fifth Third Bancorp	(25,547)	(1,112,061)	124.4
Figs, Inc., Class A	(769)	(25,846)	2.9
First Solar, Inc.	(2,136)	(255,444)	28.6
Fiserv, Inc.	(5,076)	(499,935)	55.9
Five Below, Inc.	(5,433)	(1,071,931)	119.9
Freshpet, Inc.	(8,238)	(1,284,387)	143.6
Frontier Communications Parent, Inc.	(72,716)	(2,251,287)	251.8
Generac Holdings, Inc.	(710)	(353,978)	39.6
General Electric Co.	(2,729)	(286,190)	32.0
General Motors Co.	(67,522)	(3,675,222)	411.0

Security	Shares	Value	% of Basket Value

United States (continued)
Graco, Inc.	(349)	$(26,238)	2.9%
Graphic Packaging Holding Co.	(7,513)	(149,734)	16.7
Guardant Health, Inc.	(4,934)	(576,242)	64.4
GXO Logistics, Inc.	(9,128)	(810,566)	90.7
HCA Healthcare, Inc.	(3,833)	(960,013)	107.4
Healthcare Trust of America, Inc., Class A	(33,390)	(1,114,892)	124.7
Helen of Troy Ltd.	(300)	(67,485)	7.5
Hershey Co.	(13,098)	(2,296,734)	256.9
Hilton Grand Vacations, Inc.	(270)	(13,576)	1.5
Howmet Aerospace Inc.	(4,710)	(139,840)	15.6
Huntsman Corp.	(32,576)	(1,061,326)	118.7
IAC/InterActiveCorp.	(20,313)	(3,095,092)	346.2
Inari Medical, Inc.	(1,969)	(178,234)	19.9
Innovative Industrial Properties, Inc.	(3,735)	(982,641)	109.9
International Business Machines Corp.	(24,384)	(3,050,438)	341.2
International Flavors & Fragrances, Inc.	(15,227)	(2,245,221)	251.1
Intuitive Surgical, Inc.	(288)	(104,005)	11.6
Jacobs Engineering Group, Inc.	(8,072)	(1,133,470)	126.8
Jefferies Financial Group, Inc.	(9,546)	(410,478)	45.9
Jones Lang LaSalle, Inc.	(802)	(207,100)	23.2
Kimberly-Clark Corp.	(13,780)	(1,784,372)	199.6
Kodiak Sciences, Inc.	(955)	(111,821)	12.5
Kraft Heinz Co.	(8,604)	(308,798)	34.5
Las Vegas Sands Corp.	(35,878)	(1,392,425)	155.7
Lemonade, Inc.	(2,591)	(161,057)	18.0
Lennar Corp., Class A	(1,435)	(143,400)	16.0
Lennox International, Inc.	(54)	(16,161)	1.8
Liberty Broadband Corp.	(6,619)	(1,064,137)	119.0
Liberty Broadband Corp., Class C	(525)	(85,286)	9.5
Liberty Media Corp-Liberty Formula One	(1,229)	(68,578)	7.7
Loews Corp.	(1,385)	(77,657)	8.7
Lucid Group, Inc.	(3,855)	(142,596)	15.9
Lumen Technologies, Inc.	(19,709)	(233,749)	26.1
Luminar Technologies, Inc.	(12,935)	(212,005)	23.7
Macy’s, Inc.	(4,808)	(127,268)	14.2
Madison Square Garden Co.	(21,214)	(4,020,265)	449.6
Magnite, Inc.	(3,610)	(97,578)	10.9
Marathon Digital Holdings, Inc.	(3,970)	(207,393)	23.2
Maravai LifeSciences Holdings, Inc.	(1,051)	(44,447)	5.0
Match Group, Inc.	(4,531)	(683,184)	76.4
MGIC Investment Corp.	(1,764)	(28,506)	3.2
MGM Resorts International	(56,142)	(2,647,657)	296.1
Mirati Therapeutics, Inc.	(249)	(47,066)	5.3
Mohawk Industries, Inc.	(3,040)	(538,718)	60.3
MongoDB, Inc.	(1,091)	(568,727)	63.6
Morgan Stanley	(32,581)	(3,348,675)	374.5
Nasdaq, Inc.	(2,674)	(561,192)	62.8
National Beverage Corp.	(868)	(48,955)	5.5
nCino, Inc.	(2,817)	(204,683)	22.9
Netflix, Inc.	(3,810)	(2,630,081)	294.2
Nielsen Holdings PLC	(1,901)	(38,495)	4.3
Nikola Corp.	(15,559)	(183,596)	20.5
Nordson Corp.	(206)	(52,367)	5.9
Northern Trust Corp.	(1,599)	(196,741)	22.0
Novavax, Inc.	(1,623)	(241,551)	27.0
Nucor Corp.	(9,732)	(1,086,578)	121.5
Oak Street Health, Inc.	(9,548)	(450,952)	50.4
Olaplex Holdings, Inc.	(1,516)	(42,312)	4.7
Omega Healthcare Investors, Inc.	(1,497)	(43,952)	4.9
Open Lending Corp., Class A	(419)	(13,207)	1.5
Opendoor Technologies, Inc.	(24,650)	(584,452)	65.4
PACCAR, Inc.	(58,852)	(5,274,316)	589.9

40	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Pacific Biosciences of California, Inc.	(1,096)	$(29,022)	3.2%
Palantir Technologies, Inc.	(20,698)	(535,664)	59.9
Penn National Gaming, Inc.	(1,809)	(129,524)	14.5
PennyMac Financial Services, Inc.	(13,606)	(844,388)	94.4
PepsiCo, Inc.	(6,153)	(994,325)	111.2
PG&E Corp.	(68,034)	(789,194)	88.3
Pinterest, Inc., Class A	(5,253)	(234,494)	26.2
Planet Fitness, Inc., Class A	(13,522)	(1,075,675)	120.3
Plug Power, Inc.	(6,749)	(258,284)	28.9
PPL Corp.	(6,330)	(182,304)	20.4
Procore Technologies, Inc.	(6,615)	(604,942)	67.7
Progressive Corp.	(5,180)	(491,478)	55.0
QuantumScape Corp.	(7,851)	(227,208)	25.4
Quidel Corp.	(2,392)	(317,586)	35.5
Range Resources Corp.	(14,090)	(328,579)	36.7
Reata Pharmaceuticals, Inc.	(5,290)	(507,893)	56.8
Redfin Corp.	(1,135)	(58,271)	6.5
Regal Beloit Corp.	(1)	(116)	0.0
RH	(211)	(139,182)	15.6
ROBLOX Corp., Class A	(1,784)	(149,892)	16.8
Rocket Cos., Inc., Class A	(49,693)	(818,941)	91.6
Ross Stores, Inc.	(35,509)	(4,019,619)	449.6
Schrodinger, Inc.	(1,769)	(96,552)	10.8
SentinelOne, Inc., Class A	(843)	(55,975)	6.3
Shift4 Payments, Inc., Class A	(22,695)	(1,432,735)	160.2
Shoals Technologies Group, Inc., Class A	(17,185)	(532,563)	59.6
Shockwave Medical, Inc.	(57)	(12,181)	1.4
Skyworks Solutions, Inc.	(484)	(80,891)	9.0
Southwest Airlines Co.	(21,375)	(1,010,610)	113.0
State Street Corp.	(443)	(43,658)	4.9
STERIS PLC	(6,190)	(1,446,851)	161.8
SVB Financial Group	(43)	(30,848)	3.4
SYNNEX Corp.	(4,774)	(501,270)	56.1
TaskUS, Inc.	(6,874)	(398,005)	44.5
Texas Pacific Land Corp.	(530)	(675,045)	75.5
Texas Roadhouse, Inc.	(145)	(12,877)	1.4
TG Therapeutics, Inc.	(9,297)	(290,252)	32.5
Thor Industries, Inc.	(1,611)	(164,258)	18.4
Toro Co.	(1,274)	(121,629)	13.6
Trade Desk, Inc., Class A	(7,939)	(594,710)	66.5
TuSimple Holdings, Inc.	(5,426)	(212,265)	23.7
Tyson Foods, Inc., Class A	(12,781)	(1,022,097)	114.3
Universal Health Services, Inc.	(1,166)	(144,701)	16.2
UWM Holdings Corp.	(60,751)	(413,107)	46.2
Vail Resorts, Inc.	(8,428)	(2,905,216)	324.9
Verizon Communications, Inc.	(131,548)	(6,970,729)	779.6
Vertiv Holdings Co.	(54,923)	(1,410,423)	157.7
Virgin Galactic Holdings, Inc.	(13,653)	(255,994)	28.6
Vobile Group Ltd.	(440,000)	(387,134)	43.3
Wayfair, Inc., Class A	(3,893)	(969,746)	108.5
Westinghouse Air Brake Technologies Corp.	(27,284)	(2,475,477)	276.9
Workiva, Inc.	(213)	(31,854)	3.6
Wyndham Hotels & Resorts, Inc.	(1,646)	(139,038)	15.5
Wynn Resorts Ltd.	(618)	(55,496)	6.2

Security	Shares	Value	% of Basket Value

United States (continued)
ZoomInfo Technologies, Inc., Class A	(3,243)	$(217,994)	24.4%
Zurn Water Solutions Corp	(21,027)	(762,860)	85.3

		(162,788,768)

Total Reference Entity — Short		(271,089,841)

Net Value of Reference Entity — Deutsche Bank A.G		$(894,116)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of period end, termination date February 27, 2023 and February 28, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Australia
Alumina Ltd.	705,846	$1,066,759	115.9%
Aristocrat Leisure Ltd.	17,188	609,602	66.2
CSR Ltd.	15,694	70,453	7.7
Domino’s Pizza Enterprises Ltd.	2,916	299,118	32.5
Flight Centre Travel Group Ltd.	10,178	154,014	16.7
Glencore PLC	61,102	305,545	33.2
Harvey Norman Holdings Ltd.	481,937	1,808,038	196.5
JB Hi-Fi Ltd.	2,134	81,475	8.8
Magellan Financial Group Ltd.	8,423	221,576	24.1
Metcash Ltd.	28,525	87,913	9.5
Mineral Resources Ltd.	836	24,577	2.7
Nufarm Ltd.	109,384	360,228	39.1
Orocobre Ltd.	5,843	39,460	4.3
Perpetual Ltd.	7,760	221,801	24.1
Platinum Asset Management Ltd.	126,556	292,254	31.8
South32 Ltd.	17,144	46,041	5.0
Woodside Petroleum Ltd.	3,406	59,542	6.5

		5,748,396

Austria
ANDRITZ AG	52,341	2,972,890	323.0
Erste Group Bank AG	36,191	1,552,076	168.7

		4,524,966

Belgium
Azelis Group NV	29,193	944,919	102.7
Galapagos NV	3,248	172,243	18.7
Solvay SA	1,287	152,989	16.6
Telenet Group Holding NV	44,131	1,585,450	172.3

		2,855,601

Bermuda
Hiscox Ltd.	8,588	97,709	10.6

Canada
Air Canada	16,195	290,374	31.6
Alimentation Couche-Tard, Inc., Class B	2,495	93,583	10.2
Boralex Inc.	4,028	124,654	13.5
Canadian Western Bank	10,602	339,151	36.9
CGI, Inc.	2,289	204,486	22.2
Crescent Point Energy Corp.	125,808	632,293	68.7
Descartes Systems Group, Inc.	2,463	201,144	21.9

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Canada (continued)
Docebo Inc.	3,659	$273,893	29.8%
Franco-Nevada Corp.	789	112,580	12.2
GFL Environmental, Inc.	9,038	371,642	40.4
Great-West Lifeco, Inc.	27,580	811,399	88.2
Hydro One Ltd.	10,184	243,327	26.4
IGM Financial, Inc.	732	29,065	3.2
Imperial Oil Ltd.	362	12,256	1.3
Innergex Renewable Energy Inc.	25,800	429,444	46.7
Keyera Corp.	12,652	324,274	35.2
Lithium Americas Corp.	5,714	165,750	18.0
NexGen Energy Ltd.	13,998	77,365	8.4
Parex Resources, Inc.	1,945	37,765	4.1
Parkland Corp./Canada	6,624	192,736	20.9
Pembina Pipeline Corp.	4,002	132,484	14.4
Stantec, Inc.	3,430	189,570	20.6
Topicus.com Inc.	126	14,061	1.5
Tourmaline Oil Corp.	80,831	2,921,437	317.4
Wheaton Precious Metals Corp.	86,473	3,490,781	379.3

		11,715,514

Denmark
Chr Hansen Holding A/S	2,686	213,711	23.2
FLSmidth & Co. A/S	16,158	614,332	66.8

		828,043

Finland
Fortum OYJ	3,380	100,521	11.0
Kone Oyj, Class B	5,400	368,275	40.0
Nokia OYJ	135,193	775,941	84.3
Outokumpu OYJ	4,123	25,682	2.8

		1,270,419

France
Airbus SE	47,897	6,144,324	667.7
ALD SA	34,207	509,873	55.4
Arkema SA	184	25,170	2.7
Bouygues SA	79,809	3,233,486	351.4
CNP Assurances	8,758	219,433	23.8
Constellium SE	66,500	1,224,265	133.0
Elis SA	3,413	64,805	7.0
Engie SA	200,663	2,854,461	310.2
Eurazeo SE	2,946	276,140	30.0
L’Oreal SA	5,432	2,484,894	270.0
Rexel SA	4,965	98,685	10.7
Rubis SCA	4,413	141,433	15.4
Societe Generale SA	87,408	2,919,770	317.3
Sodexo SA	2,476	240,888	26.2
Teleperformance	1,433	598,581	65.0
Unibail-Rodamco-Westfield	8,764	625,791	68.0
Valeo SA	19,313	567,456	61.7
Wendel SE	3,174	422,807	45.9

		22,652,262

Germany
Adidas AG	2,108	689,951	75.0
Bayerische Motoren Werke AG	10,744	1,085,531	118.0
Beiersdorf AG	1,748	185,871	20.2
Covestro AG	7,378	472,477	51.3
Fraport AG Frankfurt Airport Services Worldwide	335	23,976	2.6
GEA Group AG	255	12,559	1.4
HelloFresh SE	332	26,905	2.9
Hochtief AG	7,012	540,977	58.8

Security	Shares	Value	% of Basket Value

Germany (continued)
HUGO BOSS AG	3,152	$197,369	21.4%
MTU Aero Engines AG	13,053	2,907,392	315.9
ProSiebenSat.1 Media SE	12,689	212,550	23.1
Rheinmetall AG	1,276	123,806	13.4
SAP SE	6,295	911,586	99.1
Scout24 AG	2,864	199,466	21.7
Siemens AG	11,964	1,945,130	211.4
TeamViewer AG	3,069	45,806	5.0
thyssenkrupp AG	2,214	23,047	2.5
Wacker Chemie AG	2,100	379,485	41.2

		9,983,884

Hong Kong
AIA Group Ltd.	209,400	2,346,748	255.0
ASM Pacific Technology Ltd.	10,900	117,942	12.8
Bank of East Asia Ltd.	122,600	201,342	21.9
Dah Sing Banking Group Ltd.	192,400	184,078	20.0
Pacific Basin Shipping Ltd.	98,000	45,228	4.9
Shun Tak Holdings Ltd.	70,000	19,136	2.1
SITC International Holdings Co. Ltd.	72,000	243,349	26.4
Swire Properties Ltd.	112,800	302,413	32.9
United Energy Group Ltd.	2,464,000	218,516	23.7
Xinyi Glass Holdings Ltd.	174,000	490,322	53.3
Yue Yuen Industrial Holdings Ltd.	176,500	374,658	40.7

		4,543,732

Ireland
AIB Group PLC	40,791	110,400	12.0
Alkermes PLC	536	16,235	1.8
Bank of Ireland Group PLC	139,704	832,243	90.4
Experian PLC	3,489	159,975	17.4
Medtronic PLC	136	16,301	1.8

		1,135,154

Israel
CyberArk Software Ltd.	806	145,168	15.8
JFrog Ltd.	1,630	53,285	5.8
Wix.com Ltd.	2,500	464,900	50.5

		663,353

Italy
Banca Mediolanum SpA	1,334	13,443	1.5
BPER Banca	600,337	1,316,279	143.0
Pirelli & C SpA	5,788	35,598	3.9
PRADA SpA	187,600	1,182,453	128.5
UnipolSai Assicurazioni SpA	16,563	47,961	5.2

		2,595,734

Japan
Advantest Corp.	600	49,193	5.3
Alfresa Holdings Corp.	900	12,687	1.4
Alps Alpine Co. Ltd.	18,700	182,719	19.9
Amada Co. Ltd.	57,400	567,081	61.6
Amano Corp.	600	14,847	1.6
ASKUL Corp.	10,200	138,544	15.1
Azbil Corp.	29,500	1,257,668	136.7
Benesse Holdings, Inc.	22,900	523,910	56.9
Bridgestone Corp.	23,500	1,039,623	113.0
Calbee, Inc.	36,300	935,287	101.6
Canon, Inc.	9,900	225,120	24.5
Casio Computer Co. Ltd.	9,500	134,435	14.6
COMSYS Holdings Corp.	28,100	695,785	75.6
Daikin Industries Ltd.	1,300	284,719	30.9

42	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Dentsu Group, Inc.	12,500	$456,796	49.6%
DIC Corp.	6,500	172,099	18.7
DMG Mori Co. Ltd.	700	12,055	1.3
Ezaki Glico Co. Ltd.	2,000	72,587	7.9
FANUC Corp.	4,200	830,009	90.2
Fuji Media Holdings, Inc.	49,600	514,128	55.9
Hamamatsu Photonics KK	300	17,806	1.9
Hikari Tsushin, Inc.	1,800	277,477	30.2
Hisamitsu Pharmaceutical Co., Inc.	5,500	187,641	20.4
Honda Motor Co. Ltd.	98,800	2,922,293	317.5
Hoya Corp.	100	14,721	1.6
Hulic Co. Ltd.	13,600	130,771	14.2
IHI Corp.	1,500	35,037	3.8
Japan Tobacco, Inc.	47,800	938,370	102.0
JGC Holdings Corp.	16,200	152,236	16.5
Kajima Corp.	1,400	17,238	1.9
Kamigumi Co. Ltd.	8,000	161,080	17.5
Kansai Paint Co. Ltd.	23,500	544,166	59.1
Keyence Corp.	900	543,253	59.0
Kobe Steel Ltd.	3,800	22,326	2.4
Koito Manufacturing Co. Ltd.	5,500	312,060	33.9
Konica Minolta, Inc.	98,100	485,564	52.8
Kuraray Co. Ltd.	124,800	1,129,322	122.7
Lawson, Inc.	48,400	2,340,605	254.3
Marubeni Corp.	167,000	1,417,048	154.0
Maruichi Steel Tube Ltd.	3,500	79,526	8.6
Maruwa Unyu Kikan Co. Ltd.	2,200	30,810	3.3
Mazda Motor Corp.	14,500	130,417	14.2
Mitsubishi Heavy Industries Ltd.	4,200	107,406	11.7
Mitsubishi Motors Corp.	158,500	507,283	55.1
Mitsui OSK Lines Ltd.	8,000	504,412	54.8
MS&AD Insurance Group Holdings, Inc.	8,400	271,382	29.5
NEC Corp.	6,600	337,933	36.7
Nihon Kohden Corp.	14,900	474,107	51.5
Nikon Corp.	106,100	1,169,832	127.1
Nippon Shinyaku Co. Ltd.	1,400	112,163	12.2
Nippon Television Holdings, Inc.	125,500	1,352,092	146.9
Nissan Motor Co. Ltd.	198,600	1,010,846	109.8
Nitori Holdings Co. Ltd.	3,000	551,131	59.9
NOK Corp.	11,200	130,007	14.1
Obayashi Corp.	135,100	1,140,546	123.9
Obic Co. Ltd.	2,200	406,832	44.2
Omron Corp.	26,000	2,486,501	270.2
Rakus Co. Ltd.	2,700	85,575	9.3
Recruit Holdings Co. Ltd.	16,900	1,124,171	122.2
Ricoh Co. Ltd.	54,900	534,607	58.1
Sega Sammy Holdings, Inc.	5,800	82,478	9.0
Seiko Epson Corp.	14,100	251,066	27.3
Sekisui House Ltd.	37,000	769,259	83.6
Shimadzu Corp.	600	24,376	2.6
Shimizu Corp.	2,000	14,654	1.6
Skylark Co. Ltd.	8,000	108,397	11.8
SMC Corp.	300	179,030	19.5
Sohgo Security Services Co. Ltd.	300	12,835	1.4
Subaru Corp.	81,800	1,604,490	174.3
Sumitomo Chemical Co. Ltd.	554,600	2,732,134	296.9
Sumitomo Mitsui Financial Group, Inc.	48,900	1,586,787	172.4
Sundrug Co. Ltd.	3,700	108,284	11.8
Suntory Beverage & Food Ltd.	43,400	1,684,025	183.0
Taisei Corp.	35,300	1,107,683	120.4
Takara Bio Inc.	2,400	62,632	6.8

Security	Shares	Value	% of Basket Value

Japan (continued)
Tokyo Electron Ltd.	300	$139,810	15.2%
Toppan Inc.	2,900	46,812	5.1
Toray Industries, Inc.	44,900	279,795	30.4
Trend Micro, Inc.	52,000	2,939,059	319.4
TV Asahi Holdings Corp.	5,700	86,498	9.4
Yamaguchi Financial Group, Inc.	28,500	159,102	17.3
Yamazaki Baking Co. Ltd.	45,400	689,662	74.9

		46,984,753

Luxembourg
Majorel Group Luxembourg SA	24,918	892,961	97.0
RTL Group SA	15,035	868,396	94.4
SES SA	62,742	563,499	61.2

		2,324,856

Netherlands
ABN AMRO Bank NV	7,805	114,794	12.5
ASML Holding NV	1,572	1,277,878	138.8
Koninklijke KPN NV	495,791	1,481,391	161.0
Koninklijke Vopak NV	4,515	179,688	19.5
Randstad NV	10,332	742,327	80.7
Wolters Kluwer NV	14,517	1,520,197	165.2

		5,316,275

Norway
Equinor ASA	2,855	72,341	7.9
Norsk Hydro ASA	2,071	15,212	1.6
Orkla ASA	3,331	32,399	3.5

		119,952

Portugal
Galp Energia SGPS SA	9,139	94,935	10.3

Singapore
Jardine Cycle & Carriage Ltd.	4,200	70,212	7.6
SIA Engineering Co. Ltd.	58,600	94,371	10.2
Singapore Post Ltd.	847,300	411,884	44.8
Singapore Telecommunications Ltd.	138,800	257,507	28.0

		833,974

Spain
Aena SME SA	1,270	208,580	22.7
Banco de Sabadell SA	1,566,109	1,260,399	136.9
Fluidra SA	4,961	189,476	20.6
Industria de Diseno Textil SA	42,372	1,534,893	166.8

		3,193,348

Sweden
Elekta AB	30,173	351,347	38.2
Husqvarna AB, B Shares	24,274	345,927	37.6
Industrivarden AB, A Shares	770	25,401	2.8
Investment AB Latour, B Shares	2,335	84,815	9.2
Saab AB	31,271	871,779	94.7
Samhallsbyggnadsbolaget i Norden AB	22,427	150,419	16.3

		1,829,688

Switzerland
Adecco Group AG	433	21,815	2.4
Cie Financiere Richemont SA, Class A	1,180	146,025	15.9
Clariant AG	18,420	387,788	42.1
Idorsia Ltd.	235	4,838	0.5
Schindler Holding AG	1,283	334,077	36.3
Swatch Group AG	1,905	524,341	57.0

		1,418,884

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United Kingdom
Ashmore Group PLC	68,185	$315,038	34.2%
ASOS PLC	2,399	81,448	8.9
Associated British Foods PLC	30,416	743,849	80.8
Aston Martin Lagonda Global Holdings PLC	12,865	300,297	32.6
Atlantica Sustainable Infrastructure PLC	30,246	1,190,180	129.3
Bellway PLC	4,763	216,116	23.5
boohoo Group PLC	79,828	198,553	21.6
British Land Co. PLC	4,719	31,863	3.5
BT Group PLC	105,856	201,108	21.9
Capri Holdings Ltd.	20,590	1,096,212	119.1
Centrica PLC	930,889	768,436	83.5
Coca-Cola European Partners PLC	738	38,856	4.2
ConvaTec Group PLC	216,785	634,304	68.9
Hammerson PLC	45	20	0.0
HomeServe PLC	241,059	2,820,657	306.5
Inchcape PLC	109,785	1,241,035	134.9
Informa PLC	5,479	38,977	4.2
Intertek Group PLC	5,969	399,731	43.4
ITV PLC	2,007,743	2,954,993	321.1
John Wood Group PLC	123,453	359,994	39.1
Marks & Spencer Group PLC	153,281	385,309	41.9
Melrose Industries PLC	9,046	19,517	2.1
Moneysupermarket.com Group PLC	3	9	0.0
Next PLC	2,246	244,790	26.6
Oxford Nanopore Technologies PLC	43,028	328,878	35.8
Phoenix Group Holdings PLC	24,738	222,111	24.1
Rightmove PLC	133,066	1,257,815	136.7
Rolls-Royce Holdings PLC	9,442	17,041	1.9
Smiths Group PLC	24,786	460,228	50.0
Spirax-Sarco Engineering PLC	1,169	249,546	27.1
Taylor Wimpey PLC	814,751	1,723,858	187.3
Trainline PLC	19,230	83,373	9.1
Travis Perkins PLC	38,435	812,549	88.3
Virgin Money UK PLC	47,258	131,845	14.3

		19,568,536

United States
Agilent Technologies, Inc.	12,034	1,895,235	205.9
Alaska Air Group, Inc.	7,198	380,054	41.3
Alcoa Corp.	33,579	1,542,955	167.7
Ambarella, Inc.	9,386	1,744,200	189.5
American Airlines Group, Inc.	32,505	624,096	67.8
American Eagle Outfitters, Inc.	1,326	31,479	3.4
American Homes 4 Rent, Class A	43,464	1,764,638	191.7
Aon PLC, Class A	327	104,614	11.4
Apple, Inc.	32,351	4,846,180	526.6
Arch Capital Group Ltd.	409	17,104	1.9
Arista Networks, Inc.	201	82,348	8.9
Arrow Electronics, Inc.	2,266	262,290	28.5
AutoNation, Inc.	3,168	383,708	41.7
Avnet, Inc.	11,559	440,513	47.9
Axon Enterprise, Inc.	5,097	917,256	99.7
Biogen, Inc.	299	79,737	8.7
BioMarin Pharmaceutical, Inc.	210	16,638	1.8
Booz Allen Hamilton Holding Corp.	2,261	196,390	21.3
BorgWarner, Inc.	7,585	341,856	37.1
Brighthouse Financial, Inc.	30,626	1,538,344	167.2
Bruker Corp.	803	64,481	7.0
C.H. Robinson Worldwide, Inc.	1,457	141,314	15.4
C3.AI, Inc., Class A	1,074	48,459	5.3
Cabot Oil & Gas Corp.	149,247	3,181,946	345.8

Security	Shares	Value	% of Basket Value

United States (continued)
Camden Property Trust	469	$76,494	8.3%
Campbell Soup Co.	18,854	753,217	81.8
Cardinal Health, Inc.	18,727	895,338	97.3
Carnival PLC	1,818	36,698	4.0
Casey’s General Stores, Inc.	3,493	669,049	72.7
CDW Corp.	1,336	249,364	27.1
CF Industries Holdings, Inc.	676	38,397	4.2
ChampionX Corp.	2,502	65,627	7.1
Cigna Corp.	866	184,986	20.1
Cirrus Logic, Inc.	201	16,243	1.8
Clean Harbors, Inc.	6,588	741,414	80.6
CMC Materials, Inc.	629	80,745	8.8
Colgate-Palmolive Co.	94,173	7,175,041	779.7
Comcast Corp., Class A	12,846	660,670	71.8
Continental Resources, Inc.	226	11,031	1.2
Crimson Wine Group Ltd.	1	9	0.0
Crown Castle International Corp.	7,568	1,364,510	148.3
CubeSmart	2,409	132,519	14.4
Devon Energy Corp.	14,241	570,779	62.0
Discovery, Inc., Class C	5,130	115,733	12.6
Donaldson Co., Inc.	576	34,566	3.8
DTE Energy Co.	2,627	297,770	32.4
Envista Holdings Corp.	559	21,857	2.4
EOG Resources, Inc.	17,252	1,595,120	173.3
EQT Corp.	16,254	323,617	35.2
Equifax, Inc.	1,592	441,669	48.0
Equinix, Inc.	5,734	4,799,759	521.6
Equity Residential	27,667	2,390,429	259.7
Erie Indemnity Co., Class A	3,667	754,705	82.0
Estee Lauder Cos., Inc., Class A	845	274,059	29.8
Etsy, Inc.	4,835	1,212,086	131.7
Euronet Worldwide, Inc.	827	92,781	10.1
Everest Re Group Ltd.	1,411	368,977	40.1
Exelixis, Inc.	786	16,907	1.8
Expedia Group, Inc.	27,159	4,465,211	485.2
Expeditors International of Washington, Inc.	2,915	359,303	39.0
FactSet Research Systems, Inc.	1,407	624,553	67.9
Federal Realty Investment Trust	8,620	1,037,417	112.7
FedEx Corp.	634	149,326	16.2
Fidelity National Financial, Inc.	11,048	529,310	57.5
Fidelity National Information Services, Inc.	3,118	345,287	37.5
Foot Locker, Inc.	16,229	773,636	84.1
Fox Corp., Class A	20,526	815,703	88.6
FTI Consulting, Inc.	2,604	374,768	40.7
Gap, Inc.	36,629	831,112	90.3
General Dynamics Corp.	827	167,674	18.2
Hewlett Packard Enterprise Co.	1,304	19,104	2.1
Highwoods Properties, Inc.	7,255	325,314	35.3
Host Hotels & Resorts, Inc.	9,014	151,706	16.5
IDACORP, Inc.	136	14,188	1.5
IDEXX Laboratories, Inc.	323	215,163	23.4
Illumina, Inc.	294	122,028	13.3
Incyte Corp.	1,623	108,709	11.8
International Game Technology PLC	26,776	789,624	85.8
Intuit, Inc.	2,909	1,821,005	197.9
Invitation Homes, Inc.	15,962	658,433	71.5
Iridium Communications, Inc.	300	12,165	1.3
Iron Mountain, Inc.	46,483	2,121,484	230.5
Itron, Inc.	2,543	197,769	21.5
Keysight Technologies, Inc.	9,897	1,781,658	193.6
Kimco Realty Corp.	60,683	1,371,436	149.0

44	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Kinder Morgan, Inc.	8,895	$148,991	16.2%
Kohl’s Corp.	15,940	773,568	84.1
Landstar System, Inc.	2,161	379,925	41.3
LGI Homes, Inc.	70	10,451	1.1
Liberty Latin America Ltd., Class A	2	24	0.0
Life Storage, Inc.	939	125,648	13.7
Lincoln National Corp.	1,632	117,749	12.8
Lockheed Martin Corp.	1,176	390,808	42.5
M&T Bank Corp.	766	112,694	12.2
Manhattan Associates, Inc.	7,372	1,338,313	145.4
ManpowerGroup, Inc.	9,329	901,648	98.0
Markel Corp.	171	224,545	24.4
Marsh & McLennan Cos., Inc.	31,080	5,184,144	563.3
Masco Corp.	12,697	832,288	90.4
MasTec, Inc.	6,716	598,597	65.0
McDonald’s Corp.	1,858	456,232	49.6
McKesson Corp.	13,940	2,897,847	314.9
MDU Resources Group, Inc.	9,246	284,130	30.9
Mettler-Toledo International, Inc.	33	48,869	5.3
Molson Coors Beverage Co., Class B	10,377	457,522	49.7
Monolithic Power Systems, Inc.	105	55,173	6.0
Moody’s Corp.	549	221,878	24.1
Morningstar, Inc.	2,686	850,791	92.4
Murphy USA, Inc.	5,265	857,932	93.2
National Storage Affiliates Trust	8,301	518,480	56.3
New York Community Bancorp, Inc.	1,144	14,220	1.5
Nordstrom, Inc.	10,112	290,518	31.6
Northrop Grumman Corp.	491	175,395	19.1
Norwegian Cruise Line Holdings Ltd.	19,550	502,826	54.6
NOV, Inc.	8,794	123,292	13.4
Nutanix, Inc., Class A	12,736	436,972	47.5
NVIDIA Corp.	333	85,138	9.3
OGE Energy Corp.	2,158	73,523	8.0
Okta, Inc.	53	13,101	1.4
Otis Worldwide Corp.	34,745	2,790,371	303.2
Ovintiv Inc.	14,118	529,653	57.6
PagerDuty, Inc.	8,464	353,372	38.4
Papa John’s International, Inc.	4,094	507,984	55.2
Park Hotels & Resorts, Inc.	1,682	31,167	3.4
Paylocity Holding Corp.	307	93,678	10.2
Peloton Interactive, Inc., Class A	1,826	166,969	18.1
Penske Automotive Group, Inc.	8,997	954,132	103.7
Penumbra, Inc.	1,299	359,238	39.0
Perrigo Co. PLC	12,212	551,372	59.9
Phillips 66	11,330	847,257	92.1
Pure Storage, Inc., Class A	9,584	257,426	28.0
PVH Corp.	470	51,385	5.6
Ralph Lauren Corp.	9,358	1,190,057	129.3
Regency Centers Corp.	9,891	696,425	75.7
Reinsurance Group of America, Inc.	14,912	1,760,809	191.3
Reliance Steel & Aluminum Co.	7,857	1,148,379	124.8
RingCentral, Inc., Class A	493	120,184	13.1
Roku, Inc.	6,731	2,052,282	223.0
Royal Caribbean Cruises Ltd.	1,868	157,715	17.1
Ryder System, Inc.	10,726	911,174	99.0
S&P Global, Inc.	2,695	1,277,861	138.9
SailPoint Technologies Holding, Inc.	52,617	2,524,564	274.3
SBA Communications Corp.	846	292,149	31.7
Service Corp. International	10,663	730,309	79.4
ServiceNow, Inc.	1,156	806,611	87.6
Shake Shack, Inc., Class A	14,961	1,034,852	112.4

Security	Shares	Value	% of Basket Value

United States (continued)
Silicon Laboratories, Inc.	5,200	$981,552	106.7%
Sims Ltd.	84,217	916,790	99.6
Sirius XM Holdings, Inc.	219,716	1,338,070	145.4
SiteOne Landscape Supply, Inc.	5,507	1,293,925	140.6
Six Flags Entertainment Corp.	29,318	1,205,849	131.0
Skechers USA, Inc., Class A	12,759	589,593	64.1
Smartsheet, Inc., Class A	192	13,250	1.4
Spirit Realty Capital, Inc.	6,959	340,504	37.0
Stifel Financial Corp.	756	55,090	6.0
Stitch Fix, Inc., Class A	13,362	462,325	50.2
Sun Communities, Inc.	5,156	1,010,473	109.8
Sunnova Energy International, Inc.	2,023	90,145	9.8
Syneos Health, Inc.	2,954	275,726	30.0
Sysco Corp.	46,038	3,540,322	384.7
Tapestry, Inc.	1,967	76,674	8.3
Teradyne, Inc.	942	130,222	14.2
Travel + Leisure Co.	884	48,037	5.2
Travelers Cos., Inc.	662	106,503	11.6
TripAdvisor, Inc.	9,861	325,117	35.3
Trupanion, Inc.	2,901	297,062	32.3
UDR, Inc.	5,558	308,636	33.5
UGI Corp.	2,515	109,176	11.9
Ulta Beauty, Inc.	441	162,006	17.6
United Rentals, Inc.	463	175,528	19.1
United Therapeutics Corp.	698	133,150	14.5
Valero Energy Corp.	7,641	590,879	64.2
Valvoline, Inc.	59,259	2,012,436	218.7
Varonis Systems, Inc.	10,821	700,552	76.1
Voya Financial, Inc.	387	27,001	2.9
Vulcan Materials Co.	5,964	1,133,876	123.2
Walgreens Boots Alliance, Inc.	21,634	1,017,231	110.5
Walmart, Inc.	37,669	5,628,502	611.6
Waste Connections, Inc.	597	81,198	8.8
Westrock Co.	485	23,329	2.5
Willis Towers Watson PLC	1,031	249,791	27.1
Wintrust Financial Corp.	8,304	734,904	79.9
Workday, Inc., Class A	2,565	743,799	80.8
World Wrestling Entertainment, Inc., Class A	1,088	66,466	7.2
WP Carey, Inc.	1,328	102,402	11.1
Zillow Group, Inc., Class A	6,778	716,570	77.9
Zillow Group, Inc., Class C	14,208	1,472,375	160.0
Zimmer Biomet Holdings, Inc.	3,068	439,092	47.7

		138,717,822

Total Reference Entity — Long		289,017,790

Reference Entity — Short

Common Stocks

Australia
Afterpay Ltd.	(13,802)	(1,278,609)	(138.9)
Altium Ltd.	(29,687)	(826,980)	(89.9)
Ampol Ltd.	(3,413)	(78,947)	(8.6)
Appen Ltd.	(3,207)	(26,132)	(2.8)
BlueScope Steel Ltd.	(2,676)	(41,815)	(4.5)
Chalice Mining Ltd.	(193,851)	(978,213)	(106.3)
CIMIC Group Ltd.	(121,380)	(1,829,051)	(198.7)
Cleanaway Waste Management Ltd.	(474,470)	(964,957)	(104.9)
Cochlear Ltd.	(4,510)	(754,352)	(82.0)
Crown Resorts Ltd.	(104,940)	(791,038)	(86.0)
Endeavour Group Ltd.	(122,024)	(627,016)	(68.1)
Goodman Group.	(222,209)	(3,679,088)	(399.8)
GPT Group.	(45,695)	(178,395)	(19.4)

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Australia (continued)
Insurance Australia Group Ltd.	(29,702)	$(107,624)	(11.7)%
Lendlease Group	(82,633)	(654,636)	(71.1)
Macquarie Group Ltd.	(8,829)	(1,390,188)	(151.1)
National Australia Bank Ltd.	(763)	(16,589)	(1.8)
Northern Star Resources Ltd.	(131,802)	(912,443)	(99.1)
Ramsay Health Care Ltd.	(59,778)	(3,194,900)	(347.2)
Rio Tinto Ltd.	(29,551)	(2,024,620)	(220.0)
Santos Ltd.	(95,761)	(502,848)	(54.6)
Scentre Group	(340,246)	(776,062)	(84.3)
Shopping Centres Australasia Property Group	(224,237)	(471,090)	(51.2)
Suncorp Group Ltd.	(42,767)	(378,438)	(41.1)
Tabcorp Holdings Ltd.	(124,370)	(468,297)	(50.9)
Telstra Corp. Ltd.	(73,583)	(212,690)	(23.1)
Westpac Banking Corp.	(31,378)	(610,463)	(66.3)
Woolworths Group Ltd.	(93,978)	(2,707,019)	(294.2)
Worley Ltd.	(1,870)	(15,364)	(1.7)
Zip Co. Ltd.	(13,321)	(65,837)	(7.2)

		(26,563,701)

Austria
OMV AG	(7,565)	(458,010)	(49.8)

Belgium
UCB SA	(3,740)	(447,026)	(48.6)
Warehouses De Pauw CVA	(2,633)	(119,898)	(13.0)

		(566,924)

Canada
Brookfield Asset Management Reinsurance Partners Ltd., Class A	(22,312)	(1,374,488)	(149.4)
Cameco Corp.	(119,608)	(2,906,119)	(315.8)
Canadian Imperial Bank of Commerce	(8,641)	(1,048,496)	(113.9)
Canadian Solar, Inc.	(17,350)	(720,893)	(78.3)
Centerra Gold, Inc.	(298,876)	(2,241,087)	(243.5)
Dollarama, Inc.	(11,517)	(520,573)	(56.6)
Dye & Durham Ltd.	(12,209)	(373,590)	(40.6)
Kinross Gold Corp.	(592,479)	(3,561,768)	(387.0)
Metro, Inc.	(16,617)	(836,086)	(90.8)
Power Corp. of Canada	(20,357)	(678,018)	(73.7)
Restaurant Brands International, Inc.	(32,588)	(1,845,056)	(200.5)
RioCan Real Estate Investment Trust	(1,900)	(34,220)	(3.7)
Royal Bank of Canada	(12,663)	(1,318,073)	(143.2)
Sun Life Financial, Inc.	(35,172)	(2,004,429)	(217.8)
Turquoise Hill Resources Ltd.	(6,086)	(77,108)	(8.4)
West Fraser Timber Co. Ltd.	(15,915)	(1,274,255)	(138.5)

		(20,814,259)

China
Yangzijiang Shipbuilding Holdings Ltd.	(11,500)	(12,110)	(1.3)

Finland
Stora Enso OYJ	(2,424)	(40,334)	(4.4)

France
Accor SA	(6,738)	(241,129)	(26.2)
BNP Paribas SA	(46,586)	(3,118,337)	(338.8)
Bollore SA	(272,209)	(1,582,133)	(171.9)
Danone SA	(80,003)	(5,215,054)	(566.7)
Getlink SE	(17,153)	(264,004)	(28.7)
LVMH Moet Hennessy Louis Vuitton SE	(2,938)	(2,303,749)	(250.3)
Sanofi	(3,211)	(322,526)	(35.1)
SEB SA	(6,642)	(1,040,730)	(113.1)
SOITEC	(4,239)	(1,128,638)	(122.6)

Security	Shares	Value	% of Basket Value

France (continued)
Ubisoft Entertainment SA	(9,248)	$(484,260)	(52.6)%
Worldline SA	(26,604)	(1,551,443)	(168.6)

		(17,252,003)

Germany
Deutsche Bank AG	(180,012)	(2,312,309)	(251.3)
Deutsche Telekom AG	(95,023)	(1,767,157)	(192.0)
Flatex AG	(15,236)	(346,095)	(37.6)
Infineon Technologies AG	(47,044)	(2,203,133)	(239.4)
Porsche Automobil Holding SE	(18,386)	(1,913,549)	(207.9)
Uniper SE	(45,903)	(2,029,217)	(220.5)
Vantage Towers AG	(3,536)	(121,566)	(13.2)

		(10,693,026)

Hong Kong
Champion REIT	(77,000)	(40,389)	(4.4)
CK Asset Holdings Ltd.	(8,000)	(49,416)	(5.4)
CK Hutchison Holdings Ltd.	(262,500)	(1,759,910)	(191.2)
CLP Holdings Ltd.	(611,000)	(5,982,252)	(650.0)
Hang Lung Properties Ltd.	(5,000)	(11,604)	(1.3)
Henderson Land Development Co. Ltd.	(4,000)	(16,749)	(1.8)
Hongkong Land Holdings Ltd.	(21,500)	(118,729)	(12.9)
Hysan Development Co. Ltd.	(4,000)	(13,907)	(1.5)
Jardine Matheson Holdings Ltd.	(37,508)	(2,178,116)	(236.7)
Melco International Development Ltd.	(988,000)	(1,283,221)	(139.4)
New World Development Co. Ltd.	(9,000)	(39,037)	(4.2)
Sino Land Co. Ltd.	(132,000)	(173,499)	(18.9)
SJM Holdings Ltd.	(215,000)	(159,900)	(17.4)
WH Group Ltd.	(624,682)	(437,911)	(47.6)

		(12,264,640)

Ireland
Flutter Entertainment PLC.	(2,046)	(387,321)	(42.1)
Grafton Group PLC	(3,270)	(60,062)	(6.5)
Kingspan Group PLC	(264)	(30,408)	(3.3)

		(477,791)

Israel
Azrieli Group Ltd.	(16,361)	(1,530,135)	(166.3)
First International Bank Of Israel Ltd.	(303)	(12,151)	(1.3)
ICL Ltd.	(86,046)	(737,414)	(80.1)
Maytronics Ltd.	(20,609)	(487,160)	(52.9)
Riskified Ltd.	(660)	(12,764)	(1.4)
Shapir Engineering and Industry Ltd.	(24,111)	(197,365)	(21.4)
SolarEdge Technologies, Inc.	(2,194)	(778,168)	(84.6)

		(3,755,157)

Italy
Assicurazioni Generali SpA	(984)	(21,427)	(2.3)
Buzzi Unicem SpA	(34,092)	(795,142)	(86.4)
Infrastrutture Wireless Italiane SpA	(8,705)	(96,174)	(10.5)
Moncler SpA	(4,292)	(308,871)	(33.6)

		(1,221,614)

Japan
Ain Holdings, Inc.	(4,600)	(271,512)	(29.5)
Asahi Group Holdings Ltd.	(5,200)	(235,977)	(25.6)
Bank of Kyoto Ltd.	(18,100)	(814,015)	(88.4)
Central Japan Railway Co.	(4,000)	(593,362)	(64.5)
Cosmo Energy Holdings Co. Ltd.	(14,300)	(292,330)	(31.8)
Credit Saison Co. Ltd.	(3,000)	(36,779)	(4.0)
DeNA Co. Ltd.	(2,600)	(48,028)	(5.2)
East Japan Railway Co.	(3,800)	(236,689)	(25.7)

46	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
ENEOS Holdings, Inc.	(374,900)	$(1,511,690)	(164.3)%
Fujitsu General Ltd.	(40,400)	(990,691)	(107.6)
Fukuyama Transporting Co. Ltd.	(300)	(11,950)	(1.3)
Goldwin, Inc.	(8,200)	(496,176)	(53.9)
GS Yuasa Corp.	(1,500)	(32,654)	(3.5)
Hachijuni Bank Ltd.	(100,500)	(335,890)	(36.5)
Hino Motors Ltd.	(2,800)	(26,487)	(2.9)
Hirogin Holdings, Inc.	(133,800)	(737,137)	(80.1)
Ibiden Co. Ltd.	(200)	(12,017)	(1.3)
Iida Group Holdings Co. Ltd.	(32,400)	(798,806)	(86.8)
INFRONEER Holdings, Inc.	(5,696)	(47,177)	(5.1)
Invincible Investment Corp.	(832)	(328,930)	(35.7)
Iwatani Corp.	(11,200)	(661,532)	(71.9)
Japan Real Estate Investment Corp.	(45)	(275,815)	(30.0)
Japan Steel Works Ltd.	(39,300)	(1,154,526)	(125.5)
Justsystems Corp.	(5,300)	(273,937)	(29.8)
Kadokawa Dwango	(1,300)	(68,641)	(7.5)
Kagome Co. Ltd.	(1,000)	(25,376)	(2.8)
Kansai Electric Power Co., Inc.	(2,800)	(25,780)	(2.8)
Keio Corp.	(3,900)	(196,863)	(21.4)
Kirin Holdings Co Ltd.	(800)	(13,925)	(1.5)
Kotobuki Spirits Co. Ltd.	(2,900)	(193,898)	(21.1)
MINEBEA MITSUMI, Inc.	(9,100)	(230,385)	(25.0)
Mitsubishi UFJ Financial Group, Inc.	(46,500)	(254,982)	(27.7)
Mitsui Fudosan Co. Ltd.	(31,600)	(722,497)	(78.5)
Mitsui Fudosan Logistics Park, Inc.	(159)	(845,396)	(91.9)
Mitsui High-Tec, Inc.	(6,600)	(509,790)	(55.4)
Morinaga Milk Industry Co. Ltd.	(17,500)	(1,025,583)	(111.4)
Murata Manufacturing Co. Ltd.	(15,800)	(1,172,021)	(127.4)
Nidec Corp.	(16,100)	(1,783,201)	(193.8)
Nippon Building Fund, Inc.	(11)	(71,466)	(7.8)
Nippon Kayaku Co. Ltd.	(74,300)	(782,533)	(85.0)
Nippon Steel Corp.	(12,500)	(219,160)	(23.8)
Nishi-Nippon Railroad Co. Ltd.	(5,300)	(130,557)	(14.2)
Oji Holdings Corp.	(207,900)	(1,030,506)	(112.0)
ORIX Corp.	(11,700)	(232,553)	(25.3)
Ryohin Keikaku Co. Ltd.	(31,700)	(624,688)	(67.9)
Sapporo Holdings Ltd.	(62,700)	(1,360,411)	(147.8)
Shochiku Co. Ltd.	(2,900)	(315,556)	(34.3)
Sony Corp.	(12,100)	(1,401,135)	(152.2)
Square Enix Holdings Co. Ltd.	(14,400)	(788,833)	(85.7)
Sumitomo Realty & Development Co. Ltd.	(42,400)	(1,532,332)	(166.5)
Suzuki Motor Corp.	(12,000)	(535,162)	(58.1)
Taiyo Nippon Sanso Corp.	(25,800)	(609,101)	(66.2)
Toho Co. Ltd.	(9,800)	(460,445)	(50.0)
Tokai Carbon Co. Ltd.	(135,200)	(1,768,515)	(192.2)
Tokyo Electric Power Co. Holdings, Inc.	(69,000)	(191,130)	(20.8)
Tokyo Tatemono Co. Ltd.	(82,500)	(1,212,618)	(131.8)
Tokyu Corp.	(4,100)	(57,803)	(6.3)
Tokyu Fudosan Holdings Corp.	(65,400)	(378,955)	(41.2)
Toyota Motor Corp.	(130,000)	(2,293,740)	(249.2)
Ube Industries Ltd.	(5,700)	(106,199)	(11.5)
Yamato Holdings Co. Ltd.	(500)	(12,292)	(1.3)
Yamato Kogyo Co. Ltd.	(16,500)	(553,250)	(60.1)

		(33,961,385)

Security	Shares	Value	% of Basket Value

Jersey
Novocure Ltd.	(2,656)	$(272,426)	(29.6)%

Luxembourg
ArcelorMittal	(14,452)	(488,769)	(53.1)
Tenaris SA	(1,857)	(20,680)	(2.3)

		(509,449)

Malaysia
Lynas Rare Earths Ltd.	(255,100)	(1,423,076)	(154.6)

Netherlands
Aegon NV	(11,869)	(60,203)	(6.5)
Prosus NV	(6,338)	(558,270)	(60.7)
QIAGEN NV	(521)	(28,662)	(3.1)
Shop Apotheke Europe NV	(6,894)	(1,045,478)	(113.6)

		(1,692,613)

Norway
Adevinta ASA	(34,322)	(566,939)	(61.6)
NEL ASA	(114,429)	(242,277)	(26.3)

		(809,216)

Poland
InPost SA	(68,283)	(974,930)	(105.9)

Russia
Evraz PLC	(128,128)	(1,088,319)	(118.3)

Singapore
City Developments Ltd.	(391,800)	(2,126,871)	(231.1)
Keppel DC REIT	(287,000)	(508,185)	(55.2)
Sembcorp Marine Ltd.	(2,200)	(129)	(0.0)
Singapore Airlines Ltd.	(486,800)	(1,875,177)	(203.8)
Venture Corp. Ltd.	(17,900)	(250,033)	(27.2)
Wilmar International Ltd.	(117,800)	(376,623)	(40.9)

		(5,137,018)

Spain
Telefonica SA	(172,711)	(750,198)	(81.5)

Switzerland
Credit Suisse Group AG	(44,138)	(459,110)	(49.9)
CRISPR Therapeutics AG	(1,011)	(92,335)	(10.0)
Ferrexpo PLC	(92,516)	(394,663)	(42.9)
Georg Fischer AG	(617)	(933,553)	(101.5)
Logitech International SA	(19,283)	(1,613,080)	(175.3)
Novartis AG	(25,414)	(2,102,061)	(228.4)
Siegfried Holding AG	(2,123)	(2,041,991)	(221.9)
STMicroelectronics NV	(7,797)	(370,192)	(40.2)
Swatch Group AG	(1,281)	(68,148)	(7.4)
Zur Rose Group AG	(552)	(195,937)	(21.3)

		(8,271,070)

United Kingdom
Avast PLC	(46,597)	(356,859)	(38.8)
Berkeley Group Holdings PLC	(2,924)	(174,413)	(19.0)
Clarivate PLC	(22,698)	(532,268)	(57.8)
Countryside Properties PLC	(88,787)	(571,534)	(62.1)
Greggs PLC	(12,353)	(516,318)	(56.1)
Harbour Energy PLC	(160,922)	(770,229)	(83.7)
HSBC Holdings PLC	(182,594)	(1,100,160)	(119.5)

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United Kingdom (continued)
J Sainsbury PLC	(270,357)	$(1,107,344)	(120.3)%
Land Securities Group PLC	(37,549)	(352,753)	(38.3)
London Stock Exchange Group PLC	(1,609)	(156,626)	(17.0)
Mondi PLC	(15,349)	(383,322)	(41.7)
Ocado Group PLC	(96,714)	(2,386,959)	(259.4)
Rio Tinto PLC	(31,600)	(1,970,306)	(214.1)
Segro PLC	(39,917)	(705,515)	(76.7)
Tesco PLC	(520,593)	(1,922,168)	(208.9)
Unilever PLC	(3,645)	(195,160)	(21.2)
UNITE Group PLC	(71,828)	(1,072,449)	(116.5)

		(14,274,383)

United States
10X Genomics, Inc., Class A	(1,697)	(273,675)	(29.7)
3D Systems Corp.	(1,710)	(48,154)	(5.2)
Acuity Brands, Inc.	(318)	(65,327)	(7.1)
Advanced Drainage Systems, Inc.	(1,907)	(215,110)	(23.4)
Affirm Holdings, Inc.	(1,610)	(261,625)	(28.4)
AGNC Investment Corp.	(9,942)	(158,277)	(17.2)
Air Lease Corp.	(38,515)	(1,542,526)	(167.6)
Airbnb, Inc., Class A	(3,606)	(615,400)	(66.9)
Albemarle Corp.	(2,139)	(535,755)	(58.2)
Alight, Inc., Class A	(10,762)	(117,091)	(12.7)
Alliant Energy Corp.	(7,040)	(398,253)	(43.3)
Amazon.com, Inc.	(75)	(252,932)	(27.5)
AMERCO	(17)	(12,529)	(1.4)
Americold Realty Trust	(29,544)	(870,662)	(94.6)
Ameriprise Financial, Inc.	(798)	(241,100)	(26.2)
Amphenol Corp., Class A	(26,591)	(2,041,391)	(221.8)
Antero Resources Corp.	(4,646)	(92,316)	(10.0)
AO Smith Corp.	(6,776)	(495,122)	(53.8)
Aramark	(4,118)	(150,225)	(16.3)
Archer-Daniels-Midland Co.	(8,089)	(519,637)	(56.5)
Arrowhead Pharmaceuticals, Inc.	(418)	(26,677)	(2.9)
Aspen Technology, Inc.	(1,741)	(272,797)	(29.6)
Assurant, Inc.	(78)	(12,582)	(1.4)
Avis Budget Group, Inc.	(6,182)	(1,071,402)	(116.4)
AZEK Co., Inc.	(9,074)	(332,925)	(36.2)
Bank of New York Mellon Corp.	(8,236)	(487,571)	(53.0)
Best Buy Co., Inc.	(738)	(90,213)	(9.8)
Biohaven Pharmaceutical Holding Co. Ltd.	(2,986)	(424,968)	(46.2)
Black Knight, Inc.	(7,477)	(524,212)	(57.0)
Blueprint Medicines Corp.	(566)	(63,669)	(6.9)
Boeing Co.	(159)	(32,918)	(3.6)
Bright Horizons Family Solutions, Inc.	(1,029)	(170,814)	(18.6)
Broadcom, Inc.	(351)	(186,616)	(20.3)
Brooks Automation, Inc.	(1,816)	(211,473)	(23.0)
Brunswick Corp.	(2,157)	(200,795)	(21.8)
Bumble, Inc.	(3,565)	(187,234)	(20.3)
Caesars Entertainment, Inc.	(2,995)	(327,833)	(35.6)
Callaway Golf Co.	(2,093)	(56,616)	(6.2)
Camping World Holdings, Inc.	(9,379)	(349,368)	(38.0)
CareDx, Inc.	(577)	(29,427)	(3.2)
Carlisle Cos., Inc.	(132)	(29,425)	(3.2)
Celanese Corp.	(5,764)	(930,944)	(101.2)
Celsius Holdings, Inc.	(580)	(55,982)	(6.1)
Ceridian HCM Holding, Inc.	(1,105)	(138,401)	(15.0)
Chipotle Mexican Grill, Inc.	(1,696)	(3,017,235)	(327.9)
Choice Hotels International, Inc.	(6,553)	(921,483)	(100.1)
Churchill Downs, Inc.	(12,272)	(2,822,560)	(306.7)
Citrix Systems, Inc.	(11,827)	(1,120,372)	(121.7)

Security	Shares	Value	% of Basket Value

United States (continued)
Clear Secure, Inc., Class A	(9,323)	$(416,645)	(45.3)%
Cleveland-Cliffs, Inc.	(54,372)	(1,310,909)	(142.4)
Coherent, Inc.	(133)	(33,835)	(3.7)
Colfax Corp.	(10,192)	(526,111)	(57.2)
Columbia Sportswear Co.	(2,825)	(293,348)	(31.9)
Comerica, Inc.	(2,532)	(215,448)	(23.4)
ConocoPhillips	(1,684)	(125,441)	(13.6)
Constellation Brands, Inc.	(4,094)	(887,620)	(96.5)
Corning, Inc.	(147,814)	(5,257,744)	(571.3)
Crown Holdings, Inc.	(354)	(36,812)	(4.0)
Darden Restaurants, Inc.	(3,065)	(441,789)	(48.0)
Datadog, Inc., Class A	(1,292)	(215,829)	(23.5)
DaVita, Inc.	(3,137)	(323,864)	(35.2)
Deckers Outdoor Corp.	(242)	(95,665)	(10.4)
Denali Therapeutics, Inc.	(761)	(36,794)	(4.0)
Dick’s Sporting Goods, Inc.	(1,832)	(227,553)	(24.7)
Digital Turbine, Inc.	(2,582)	(222,207)	(24.1)
DoorDash, Inc., Class A	(515)	(100,322)	(10.9)
Dover Corp.	(1,373)	(232,147)	(25.2)
Dun & Bradstreet Holdings, Inc.	(36,120)	(680,501)	(73.9)
eBay, Inc.	(4,742)	(363,806)	(39.5)
Element Solutions, Inc.	(49,127)	(1,115,674)	(121.2)
Encompass Health Corp.	(990)	(62,924)	(6.8)
Eversource Energy	(8,883)	(754,167)	(82.0)
Exelon Corp.	(2,313)	(123,028)	(13.4)
eXp World Holdings, Inc.	(367)	(18,937)	(2.1)
Facebook, Inc., Class A	(864)	(279,564)	(30.4)
Fastenal Co.	(12,259)	(699,744)	(76.0)
Fifth Third Bancorp	(134,357)	(5,848,560)	(635.5)
First Solar, Inc.	(953)	(113,969)	(12.4)
Fiserv, Inc.	(3,427)	(337,525)	(36.7)
Five Below, Inc.	(1,157)	(228,276)	(24.8)
Freshpet, Inc.	(3,702)	(577,179)	(62.7)
Frontier Communications Parent, Inc.	(32,704)	(1,012,516)	(110.0)
Generac Holdings, Inc.	(2,067)	(1,030,524)	(112.0)
General Electric Co.	(2,774)	(290,909)	(31.6)
General Motors Co.	(68,818)	(3,745,764)	(407.0)
Gentex Corp.	(20,980)	(742,482)	(80.7)
Graphic Packaging Holding Co.	(108,073)	(2,153,895)	(234.0)
Guardant Health, Inc.	(3,148)	(367,655)	(40.0)
GXO Logistics, Inc.	(7,788)	(691,574)	(75.1)
Hasbro, Inc.	(931)	(89,153)	(9.7)
HCA Healthcare, Inc.	(5,028)	(1,259,313)	(136.8)
Healthcare Trust of America, Inc., Class A	(61,242)	(2,044,870)	(222.2)
Helen of Troy Ltd.	(601)	(135,195)	(14.7)
Hershey Co.	(27,528)	(4,827,035)	(524.5)
Home Depot, Inc.	(1,571)	(584,004)	(63.5)
Howmet Aerospace Inc.	(903)	(26,810)	(2.9)
Huntsman Corp.	(4,598)	(149,803)	(16.3)
IAC/InterActiveCorp.	(6,010)	(915,744)	(99.5)
Inari Medical, Inc.	(2,021)	(182,941)	(19.9)
Innovative Industrial Properties, Inc.	(2,895)	(761,646)	(82.8)
International Business Machines Corp.	(10,560)	(1,321,056)	(143.5)
International Flavors & Fragrances, Inc.	(7,956)	(1,173,112)	(127.5)
Intuitive Surgical, Inc.	(149)	(53,808)	(5.8)
Jacobs Engineering Group, Inc.	(2,735)	(384,049)	(41.7)
Jefferies Financial Group, Inc.	(13,402)	(576,286)	(62.6)
Jones Lang LaSalle, Inc.	(1,319)	(340,605)	(37.0)
Kimberly-Clark Corp.	(559)	(72,385)	(7.9)
Kodiak Sciences, Inc.	(817)	(95,663)	(10.4)
Kraft Heinz Co.	(6,892)	(247,354)	(26.9)

48	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Lennar Corp., Class A	(1,339)	$(133,806)	(14.5)%
Liberty Broadband Corp.	(3,490)	(561,087)	(61.0)
Liberty Media Corp-Liberty Formula One	(7,514)	(419,281)	(45.6)
Loews Corp.	(71,206)	(3,992,520)	(433.8)
Lumen Technologies, Inc.	(15,648)	(185,585)	(20.2)
Madison Square Garden Co.	(10,320)	(1,955,743)	(212.5)
Maravai LifeSciences Holdings, Inc.	(484)	(20,468)	(2.2)
Marriott International, Inc., Class A	(3,081)	(493,022)	(53.6)
Medical Properties Trust, Inc.	(2,942)	(62,753)	(6.8)
MGIC Investment Corp.	(1,206)	(19,489)	(2.1)
MGM Resorts International	(15,730)	(741,827)	(80.6)
MicroStrategy, Inc., Class A	(496)	(354,670)	(38.5)
Mirati Therapeutics, Inc.	(2,282)	(431,344)	(46.9)
Mohawk Industries, Inc.	(1,935)	(342,901)	(37.3)
MongoDB, Inc.	(696)	(362,818)	(39.4)
Morgan Stanley	(21,838)	(2,244,510)	(243.9)
Nasdaq, Inc.	(5,583)	(1,171,704)	(127.3)
National Beverage Corp.	(3,415)	(192,606)	(20.9)
nCino, Inc.	(3,361)	(244,210)	(26.5)
Netflix, Inc.	(3,298)	(2,276,642)	(247.4)
New Residential Investment Corp.	(1,317)	(14,961)	(1.6)
NIKE, Inc., Class B	(48,608)	(8,131,632)	(883.6)
Nordson Corp.	(56)	(14,236)	(1.5)
Northern Trust Corp.	(5,619)	(691,362)	(75.1)
Novavax, Inc.	(1,577)	(234,705)	(25.5)
Nucor Corp.	(8,190)	(914,413)	(99.4)
Oak Street Health, Inc.	(15,728)	(742,833)	(80.7)
Omnicom Group, Inc.	(2,700)	(183,816)	(20.0)
Opendoor Technologies, Inc.	(32,088)	(760,806)	(82.7)
Overstock.com, Inc.	(3,227)	(307,307)	(33.4)
PACCAR, Inc.	(4,351)	(389,937)	(42.4)
Pacific Biosciences of California, Inc.	(3,045)	(80,632)	(8.8)
Palantir Technologies, Inc.	(36,808)	(952,591)	(103.5)
PennyMac Financial Services, Inc.	(3,945)	(244,827)	(26.6)
PepsiCo, Inc.	(3,418)	(552,349)	(60.0)
PG&E Corp.	(56,701)	(657,732)	(71.5)
Pinterest, Inc., Class A	(22,680)	(1,012,435)	(110.0)
Planet Fitness, Inc., Class A	(6,266)	(498,460)	(54.2)
Plug Power, Inc.	(21,765)	(832,947)	(90.5)
Polaris, Inc.	(7,500)	(862,125)	(93.7)
PPG Industries, Inc.	(2,003)	(321,622)	(34.9)
PPL Corp.	(10,727)	(308,938)	(33.6)
Procore Technologies, Inc.	(579)	(52,950)	(5.8)
Progressive Corp.	(4,126)	(391,475)	(42.5)
Quidel Corp.	(3,031)	(402,426)	(43.7)
Range Resources Corp.	(11,079)	(258,362)	(28.1)
Regal Beloit Corp.	(0)	(74)	(0.0)
Revolve Group, Inc.	(582)	(43,673)	(4.7)
ROBLOX Corp., Class A	(704)	(59,150)	(6.4)
Rocket Cos., Inc., Class A	(76,033)	(1,253,024)	(136.2)
Schrodinger, Inc.	(1,200)	(65,496)	(7.1)
SeaWorld Entertainment, Inc.	(243)	(15,430)	(1.7)
SentinelOne, Inc., Class A	(1,413)	(93,823)	(10.2)
Shift4 Payments, Inc., Class A	(6,572)	(414,890)	(45.1)
Shoals Technologies Group, Inc., Class A	(9,622)	(298,186)	(32.4)
Shockwave Medical, Inc.	(188)	(40,176)	(4.4)
Skyworks Solutions, Inc.	(612)	(102,284)	(11.1)
Snowflake, Inc., Class A	(1,212)	(428,854)	(46.6)
Southwest Airlines Co.	(16,940)	(800,923)	(87.0)
Southwestern Energy Co.	(22,421)	(109,414)	(11.9)
Spirit AeroSystems Holdings, Inc., Class A	(1,387)	(57,269)	(6.2)

Security	Shares	Value	% of Basket Value

United States (continued)
State Street Corp.	(423)	$(41,687)	(4.5)%
STERIS PLC	(2,638)	(616,606)	(67.0)
SVB Financial Group	(245)	(175,763)	(19.1)
SYNNEX Corp.	(3,942)	(413,910)	(45.0)
TaskUS, Inc.	(373)	(21,597)	(2.3)
Texas Pacific Land Corp.	(193)	(245,818)	(26.7)
Texas Roadhouse, Inc.	(394)	(34,991)	(3.8)
TG Therapeutics, Inc.	(2,770)	(86,479)	(9.4)
Thor Industries, Inc.	(351)	(35,788)	(3.9)
Toast, Inc., Class A	(640)	(34,061)	(3.7)
Toro Co.	(1,588)	(151,606)	(16.5)
Trade Desk, Inc., Class A	(12,402)	(929,034)	(101.0)
Uber Technologies, Inc.	(41,403)	(1,814,279)	(197.1)
Universal Health Services, Inc.	(979)	(121,494)	(13.2)
Upstart Holdings, Inc.	(1,053)	(339,108)	(36.8)
UWM Holdings Corp.	(53,957)	(366,908)	(39.9)
Vail Resorts, Inc.	(8,295)	(2,859,369)	(310.7)
Verizon Communications, Inc.	(15,567)	(824,895)	(89.6)
Vertiv Holdings Co.	(63,665)	(1,634,917)	(177.7)
Vimeo, Inc.	(518)	(17,472)	(1.9)
Virgin Galactic Holdings, Inc.	(5,447)	(102,131)	(11.1)
Wayfair, Inc., Class A	(2,583)	(643,425)	(69.9)
Wyndham Hotels & Resorts, Inc.	(4,344)	(366,938)	(39.9)
Wynn Resorts Ltd.	(475)	(42,655)	(4.6)
ZoomInfo Technologies, Inc., Class A	(7,648)	(514,099)	(55.9)
Zurn Water Solutions Corp.	(57,596)	(2,089,583)	(227.1)

		(124,813,851)

Total Reference Entity — Short		(288,097,503)

Net Value of Reference Entity — Goldman Sachs & Co.		$920,287

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of period end, termination date February 27, 2023 and February 28, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Australia
AUB Group Ltd.	13,843	$228,151	114.5%
Austal Ltd.	157,675	224,102	112.5
Cedar Woods Properties Ltd.	5,192	23,390	11.7
Centuria Office REIT	97,154	176,315	88.5
Charter Hall Long Wale REIT	25,286	92,764	46.6
Coronado Global Resources, Inc.	68,466	70,553	35.4
Dicker Data Ltd.	9,580	108,628	54.5
GUD Holdings Ltd.	17,899	165,663	83.1
GWA Group Ltd.	140,675	288,774	144.9
Inghams Group Ltd.	37,185	104,307	52.3
Johns Lyng Group Ltd.	85,635	418,553	210.0
Jumbo Interactive Ltd.	13,332	168,201	84.4
Kogan.com Ltd.	28,243	212,904	106.8
Link Administration Holdings Ltd.	2,978	9,805	4.9
Netwealth Group Ltd.	12,626	165,941	83.3
Objective Corp. Ltd.	4,574	71,913	36.1
Pinnacle Investment Management Group Ltd.	26,302	342,083	171.7
Regis Resources Ltd.	10,056	15,129	7.6

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Australia (continued)
Rural Funds Group	63,942	$134,226	67.4%
St Barbara Ltd.	11,247	12,395	6.2
Viva Energy Group Ltd.	5,133	9,044	4.5

		3,042,841

Belgium
Barco NV	57,584	1,297,918	651.3
Bekaert SA	227	9,943	5.0
Kinepolis Group NV	2,889	181,980	91.3
Melexis NV	305	35,177	17.6

		1,525,018

Canada
Altius Minerals Corp.	5,187	66,262	33.3
Cogeco Communications, Inc.	2,652	227,764	114.3
Converge Technology Solutions Corp.	8,019	76,976	38.6
CT Real Estate Investment Trust	10,127	145,244	72.9
Evertz Technologies Ltd.	5,690	65,148	32.7
First National Financial Corp.	20,060	675,096	338.8
Freehold Royalties Ltd.	131,855	1,260,379	632.4
Killam Apartment Real Estate Investment Trust	19,815	364,086	182.7
MAG Silver Corp.	355	7,071	3.5
Maverix Metals Inc.	5,312	25,453	12.8
Morguard Corp.	4,289	473,225	237.5
Pason Systems Inc.	26,646	198,080	99.4
Peyto Exploration & Development Corp.	3,329	26,253	13.2
PrairieSky Royalty Ltd.	73,233	901,211	452.2
Real Matters Inc.	50,742	371,053	186.2
Sandstorm Gold Ltd.	181,516	1,148,408	576.3
Savaria Corp.	90,308	1,425,109	715.1
Silvercorp Metals Inc.	7,687	32,547	16.3
Spin Master Corp.	191	6,612	3.3
Topaz Energy Corp.	46,836	686,116	344.3
Vermilion Energy Inc.	2,876	31,186	15.6
Village Farms International, Inc.	21,646	164,234	82.4
Zymeworks, Inc.	2,646	58,873	29.5

		8,436,386

Denmark
Alm Brand AS	38,027	293,372	147.2
Chemometec AS	5,287	801,704	402.3
Drilling Co.	200	7,169	3.6
Netcompany Group AS	2,314	263,501	132.2
Nilfisk Holding A/S	6,256	218,203	109.5
Topdanmark AS	10,195	541,058	271.5

		2,125,007

Faeroe Islands
Bakkafrost P/F	1,589	146,989	73.8

Finland
Rovio Entertainment Oyj	1,327	10,884	5.5
Uponor OYJ	3,154	77,041	38.6
YIT OYJ	3,583	21,117	10.6

		109,042

France
Aubay	658	40,771	20.5
CGG SA	213,829	154,640	77.6
Elior Group SA	3,062	24,226	12.2
Guerbet	1	44	0.0
ID Logistics Group	464	170,302	85.5
Interparfums SA	13,652	1,104,513	554.2

Security	Shares	Value	% of Basket Value

France (continued)
Manitou BF SA	8,789	$299,215	150.1%
SMCP SA	3,165	25,989	13.0
Sopra Steria Group	1,013	199,174	99.9

		2,018,874

Germany
Adesso SE	839	186,800	93.7
ADVA Optical Networking SE	494	6,549	3.3
Amadeus Fire AG	294	67,905	34.1
Deutsche Beteiligungs AG	5,605	258,996	130.0
Deutsche Pfandbriefbank AG	53,333	661,748	332.1
Duerr AG	15,774	714,924	358.7
Hypoport AG	179	110,198	55.3
MLP SE	36,450	350,995	176.1
SMA Solar Technology AG	1,887	99,771	50.1
STO SE & Co. KGaA	1,400	314,941	158.0

		2,772,827

Gibraltar
888 Holdings PLC	102,443	536,680	269.3

Hong Kong
CITIC Telecom International Holdings Ltd.	1,595,000	565,073	283.5
EC Healthcare	59,000	84,863	42.6
Health & Happiness H&H International Holdings Ltd.	60,000	140,814	70.6
Luk Fook Holdings International Ltd.	44,000	119,917	60.2
SA Sa International Holdings Ltd.	2,590,000	565,911	284.0
Texhong Textile Group Ltd.	133,500	199,722	100.2

		1,676,300

Ireland
C&C Group PLC	74,143	263,006	132.0
Cimpress PLC	3,186	284,574	142.8
Greencore Group PLC	15,698	27,757	13.9
Uniphar PLC	16,409	83,652	42.0

		658,989

Israel
Caesarstone Ltd.	50,004	624,050	313.1
Danel Adir Yeoshua Ltd.	1,774	375,246	188.3
Nova Measuring Instruments Ltd.	1,474	157,399	79.0
Radware Ltd.	27,948	990,198	496.9

		2,146,893

Italy
Arnoldo Mondadori Editore SpA	9,226	21,333	10.7
Banca Farmafactoring SpA	7,135	63,887	32.1
Brunello Cucinelli SpA	8,134	493,491	247.6
Danieli & C Officine Meccaniche SpA	2,145	72,208	36.2
Datalogic SpA	2,028	36,866	18.5
Gruppo MutuiOnline SpA	245	11,964	6.0
Maire Tecnimont SpA	78,648	338,899	170.1
Sanlorenzo SpA/Ameglia	712	29,900	15.0
Sesa SpA	2,744	538,341	270.2
Tinexta SpA	14,648	649,317	325.8
Webuild SpA	161,168	398,992	200.2

		2,655,198

Japan
Adastria Co. Ltd.	45,600	845,889	424.5
Aichi Steel Corp.	12,300	286,550	143.8
Anicom Holdings, Inc.	52,200	406,977	204.2
AOKI Holdings Inc.	93,600	571,470	286.8

50	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Arcland Service Holdings Co. Ltd.	4,800	$95,268	47.8%
Aruhi Corp.	28,700	332,738	167.0
Asahi Holdings, Inc.	39,800	710,355	356.5
Belc Co. Ltd.	1,500	74,050	37.2
Bengo4.com, Inc.	4,900	294,666	147.9
Canon Electronics Inc.	8,400	115,623	58.0
Cawachi Ltd.	57,800	1,127,424	565.7
Chubu Shiryo Co. Ltd.	25,900	247,535	124.2
CI Takiron Corp.	104,000	554,641	278.3
Computer Engineering & Consulting Ltd.	1,900	22,621	11.4
Comture Corp.	12,300	333,552	167.4
CRE Logistics REIT, Inc.	55	107,005	53.7
Create Restaurants Holdings, Inc.	4,900	33,688	16.9
Cybozu, Inc.	16,900	400,967	201.2
Daiken Corp.	10,200	222,897	111.8
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	15,600	360,597	180.9
Dexerials Corp.	3,200	64,734	32.5
Dip Corp.	11,900	426,964	214.2
Doshisha Co. Ltd.	28,400	444,988	223.3
Ebase Co. Ltd.	9,700	64,619	32.4
EDION Corp.	112,300	1,065,803	534.8
en-japan, Inc.	1,200	47,654	23.9
FCC Co. Ltd.	54,500	754,542	378.6
Financial Products Group Co. Ltd.	14,900	86,242	43.3
Fujikura Ltd.	21,600	116,507	58.5
Geo Holdings Corp.	4,800	50,995	25.6
Giken Ltd.	18,900	721,185	361.9
Glory Ltd.	50,700	1,091,330	547.6
Goldcrest Co. Ltd.	31,200	447,033	224.3
Gunze Ltd.	1,100	42,396	21.3
H2O Retailing Corp.	28,000	223,613	112.2
Heiwado Co. Ltd.	12,300	212,915	106.8
Ichibanya Co. Ltd.	600	24,257	12.2
Inaba Denki Sangyo Co. Ltd.	2,200	52,773	26.5
Infocom Corp.	1,400	26,880	13.5
Itochu Advance Logistics Investment Corp.	4	5,696	2.9
Itochu Enex Co. Ltd.	28,100	247,938	124.4
JAC Recruitment Co. Ltd.	7,100	139,305	69.9
Jafco Co. Ltd.	1,400	88,700	44.5
Japan Lifeline Co. Ltd.	8,000	86,145	43.2
Japan Petroleum Exploration Co. Ltd.	500	9,112	4.6
Japan Wool Textile Co. Ltd.	30,500	243,584	122.2
JSP Corp.	23,600	317,573	159.4
Kamei Corp.	25,200	256,798	128.9
KeePer Technical Laboratory Co. Ltd.	7,600	219,161	110.0
KOMEDA Holdings Co. Ltd.	22,900	415,344	208.4
Komori Corp.	49,100	320,706	160.9
Konoike Transport Co. Ltd.	16,500	180,605	90.6
Kumagai Gumi Co. Ltd.	1,900	47,028	23.6
Kura Sushi, Inc.	3,900	126,187	63.3
Kyoei Steel Ltd.	11,900	146,833	73.7
LITALICO, Inc.	2,600	78,506	39.4
Maeda Kosen Co. Ltd.	3,800	110,219	55.3
Makino Milling Machine Co. Ltd.	24,100	867,072	435.1
Mandom Corp.	9,800	142,461	71.5
Maruzen Showa Unyu Co. Ltd.	1,900	58,025	29.1
Maxell Ltd.	600	7,220	3.6
Medical Data Vision Co. Ltd.	10,100	130,297	65.4
Medley, Inc.	700	20,641	10.4
Meisei Industrial Co. Ltd.	19,900	118,587	59.5
METAWATER Co. Ltd.	1,800	30,457	15.3

Security	Shares	Value	% of Basket Value

Japan (continued)
Mimasu Semiconductor Industry Co. Ltd.	1,600	$35,008	17.6%
Mitsuboshi Belting Ltd.	13,700	243,503	122.2
Mitsui DM Sugar Holdings Co. Ltd.	18,800	334,079	167.6
Mochida Pharmaceutical Co. Ltd.	2,100	61,239	30.7
Monogatari Corp. (The)	100	6,229	3.1
Morita Holdings Corp.	20,700	260,444	130.7
MOS Food Services, Inc.	9,500	264,902	132.9
Nichicon Corp.	4,500	42,586	21.4
Nihon Chouzai Co. Ltd.	25,200	363,130	182.2
Nihon Nohyaku Co. Ltd.	46,700	219,536	110.2
Nippon Gas Co. Ltd.	61,700	765,301	384.0
Nippon Light Metal Holdings Co. Ltd.	55,170	915,671	459.5
Nippon Paper Industries Co. Ltd.	50,400	516,615	259.2
Nishimatsuya Chain Co. Ltd.	10,000	127,593	64.0
Nitto Boseki Co. Ltd.	2,200	70,516	35.4
Nitto Kogyo Corp.	14,900	221,703	111.2
Nitto Kohki Co. Ltd.	7,600	126,275	63.4
Noritsu Koki Co. Ltd.	1,100	22,877	11.5
Obara Group Inc.	4,100	131,484	66.0
Oiles Corp.	21,400	317,960	159.5
Oki Electric Industry Co. Ltd.	46,700	383,600	192.5
Optim Corp.	2,600	40,881	20.5
Osaka Soda Co. Ltd.	4,500	114,359	57.4
Piolax Inc.	22,900	329,426	165.3
Prestige International, Inc.	36,800	252,349	126.6
Ricoh Leasing Co. Ltd.	5,500	174,377	87.5
Round One Corp.	9,400	113,108	56.8
Ryobi Ltd.	9,800	102,737	51.6
Saizeriya Co. Ltd.	5,000	134,968	67.7
Sakai Moving Service Co. Ltd.	3,500	144,126	72.3
SAMTY Co. Ltd.	600	13,343	6.7
Samty Residential Investment Corp.	108	113,970	57.2
Sanken Electric Co. Ltd.	4,300	226,069	113.4
SBS Holdings, Inc.	1,700	60,483	30.3
Seria Co. Ltd.	400	13,205	6.6
Shinnihonseiyaku Co. Ltd.	13,800	204,535	102.6
Starzen Co. Ltd.	4,800	90,462	45.4
Strike Co. Ltd.	12,800	483,047	242.4
Sumitomo Densetsu Co. Ltd.	4,600	88,299	44.3
Sumitomo Mitsui Construction Co. Ltd.	4,700	19,945	10.0
Sumitomo Osaka Cement Co. Ltd.	37,600	1,053,585	528.7
Sumitomo Seika Chemicals Co. Ltd.	11,000	313,297	157.2
Sun Frontier Fudousan Co. Ltd.	24,400	228,973	114.9
Taikisha Ltd.	800	22,848	11.5
Takeuchi Manufacturing Co. Ltd.	15,000	385,115	193.2
Takuma Co. Ltd.	20,100	262,936	131.9
Toa Corp/Tokyo	3,800	83,394	41.8
Toho Titanium Co. Ltd.	25,500	268,509	134.7
Tokai Tokyo Financial Holdings, Inc.	4,400	15,253	7.7
Tokyotokeiba Co. Ltd.	2,100	83,205	41.8
Toyo Ink SC Holdings Co. Ltd.	3,800	66,922	33.6
Toyobo Co. Ltd.	17,100	205,325	103.0
TPR Co. Ltd.	23,600	300,727	150.9
Trancom Co. Ltd.	100	7,016	3.5
Tri Chemical Laboratories, Inc.	4,200	125,626	63.0
Trusco Nakayama Corp.	20,400	493,271	247.5
Trust Tech, Inc.	8,600	112,118	56.3
Tsukishima Kikai Co. Ltd.	7,700	78,725	39.5
UACJ Corp.	6,100	141,381	70.9
Unipres Corp.	21,700	177,044	88.8
United Arrows Ltd.	3,400	68,105	34.2
Uzabase, Inc.	2,500	44,798	22.5

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Wacoal Holdings Corp.	33,900	$678,890	340.7%
Xebio Holdings Co. Ltd.	20,900	194,230	97.5
Yuasa Trading Co. Ltd.	7,000	187,078	93.9
Yurtec Corp.	58,700	343,847	172.5
ZIGExN Co. Ltd.	45,100	160,519	80.5

		31,776,820

Netherlands
Core Laboratories NV	4,952	128,801	64.6
TKH Group NV	924	52,638	26.4

		181,439

Norway
Aker Carbon Capture ASA	3,234	11,719	5.9
Aker Solutions ASA	23,188	65,802	33.0
Fjordkraft Holding ASA	15,641	93,124	46.7
FLEX Liquified Natural Gas Ltd.	5,648	114,164	57.3
Golden Ocean Group Ltd.	39,191	354,451	177.9
Grieg Seafood ASA	28,878	320,813	161.0
Selvaag Bolig ASA	6,026	37,021	18.6
SpareBank 1 Nord Norge	722	8,755	4.4
Sparebank 1 Oestlandet	15,195	250,375	125.6
SpareBank 1 SMN	2,958	49,270	24.7
TGS ASA	6,070	55,981	28.1

		1,361,475

Peru
Hochschild Mining PLC	38,974	76,060	38.2

Portugal
Altri SGPS SA	5,958	38,606	19.4
CTT-Correios de Portugal SA	29,139	160,134	80.3
Sonae SGPS SA	10,433	11,484	5.8

		210,224

Singapore
iFAST Corp. Ltd.	7,900	50,811	25.5
Keppel Pacific Oak US REIT	182,800	145,326	72.9
Razer, Inc.	113,000	28,381	14.3

		224,518

Spain
Almirall SA	15,310	227,670	114.2
Laboratorios Farmaceuticos Rovi SA	1,189	83,294	41.8
Miquel y Costas & Miquel SA	119	1,648	0.8
Tecnicas Reunidas SA	6,314	57,100	28.7
Unicaja Banco SA	27,167	29,068	14.6

		398,780

Sweden
AcadeMedia AB	21,374	153,300	76.9
AddTech AB	14,384	321,802	161.5
AF AB	1,389	41,333	20.7
Betsson AB	2,182	15,230	7.6
Bonava AB	3,483	34,409	17.3
Intrum AB	18,301	519,464	260.7
New Wave Group AB	6,015	101,978	51.2
Scandic Hotels Group AB	20,649	99,879	50.1
SSAB AB	24,873	124,319	62.4
SwedenCare AB	1,212	19,906	10.0

Security	Shares	Value	% of Basket Value

Sweden (continued)
Troax Group AB	19,124	$783,844	393.3%
Vitrolife AB	6,957	452,782	227.2

		2,668,246

Switzerland
Cembra Money Bank AG	8,914	595,049	298.6
Gurit Holding AG	26	45,094	22.6
Inficon Holding AG	265	340,023	170.6
Komax Holding AG	431	109,774	55.1
Landis+Gyr Group AG	15,558	1,069,575	536.7
Medacta Group SA	2,476	415,371	208.4
Medartis Holding AG	161	21,207	10.7
Sensirion Holding AG	5,655	815,005	409.0
u-Blox Holding AG	3,341	244,481	122.7
Zehnder Group AG	328	35,306	17.7

		3,690,885

Ukraine
Network International Holdings PLC	149,678	662,049	332.2

United Kingdom
Alliance Pharma PLC	14	20	0.0
Brewin Dolphin Holdings PLC	30,218	155,701	78.1
Bytes Technology Group PLC	921	6,731	3.4
Capita PLC	112,905	73,282	36.8
Cineworld Group PLC	196,884	164,875	82.7
Clipper Logistics PLC	36,747	360,817	181.1
Craneware PLC	1,242	38,754	19.4
CVS Group PLC	16,967	578,244	290.2
Domino’s Pizza Group PLC	209,500	1,109,819	556.9
dotdigital group PLC	45,797	150,735	75.6
Hammerson PLC	188,002	82,547	41.4
Hotel Chocolat Group Ltd.	6,231	45,025	22.6
Hunting PLC	35,947	83,337	41.8
Indivior PLC	126,482	420,972	211.2
J D Wetherspoon PLC	4,482	62,905	31.6
Jupiter Fund Management PLC	14,648	50,170	25.2
Kainos Group PLC	5,935	160,822	80.7
Lancashire Holdings Ltd.	1,858	12,866	6.5
Liontrust Asset Management PLC	205	6,116	3.1
Luceco PLC	35,780	186,074	93.4
Micro Focus International PLC	200,843	984,225	493.9
Moneysupermarket.com Group plc	222,608	646,285	324.3
Morgan Advanced Materials PLC	13,366	63,290	31.8
Ninety One PLC	167,064	596,282	299.2
Pets at Home Group PLC	158,430	1,045,937	524.8
S4 Capital PLC	2,592	25,742	12.9
Sabre Insurance Group PLC	95,762	256,510	128.7
Serica Energy PLC	3,583	10,101	5.1
SIG PLC	159,924	113,700	57.0
Softcat PLC	9,713	258,278	129.6
Subsea 7 SA	8,165	73,293	36.8
TP ICAP Group PLC	17,277	36,720	18.4
Tullow Oil PLC	91,562	57,500	28.8
Victrex PLC	17,276	540,229	271.1
Virgin Money UK PLC	197,630	549,077	275.5
Volex PLC	8,884	54,712	27.5

		9,061,693

United States
2U, Inc.	8,815	260,395	130.7

52	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
4D Molecular Therapeutics, Inc.	742	$17,830	8.9%
AAON, Inc.	4,501	322,497	161.8
AAR Corp.	11,220	396,851	199.1
Academy Sports & Outdoors, Inc.	19,243	823,216	413.1
ACADIA Pharmaceuticals, Inc.	5,673	101,830	51.1
Accel Entertainment, Inc.	15,626	190,325	95.5
ACCO Brands Corp.	56,345	465,973	233.8
ACI Worldwide, Inc.	4,962	152,234	76.4
ACM Research, Inc., Class A	828	87,909	44.1
Advantage Solutions, Inc.	4,435	37,875	19.0
Akouos, Inc.	31,499	293,571	147.3
Allovir, Inc.	370	8,884	4.5
Ameresco, Inc., Class A	5,005	411,061	206.3
American Woodmark Corp.	7,605	522,768	262.3
America’s Car-Mart, Inc.	378	45,167	22.7
Amicus Therapeutics, Inc.	7,410	77,805	39.0
Andersons, Inc.	4,650	158,379	79.5
Annexon, Inc.	2,155	35,148	17.6
Antares Pharma, Inc.	2,147	8,030	4.0
Apartment Investment and Management Co., Class A	10,327	78,279	39.3
Applied Molecular Transport, Inc.	3,361	75,690	38.0
Apria, Inc.	5,167	193,401	97.0
Arbor Realty Trust, Inc.	11,636	234,000	117.4
Arconic Corp.	7,489	220,326	110.6
Assetmark Financial Holdings, Inc.	33,474	858,273	430.7
Astec Industries, Inc.	399	21,299	10.7
Avanos Medical, Inc.	2,319	73,141	36.7
Avrobio, Inc.	11,692	65,709	33.0
Bandwidth, Inc., Class A	11,953	1,019,352	511.5
Bank of Hawaii Corp.	4,621	390,474	195.9
Bank of Marin Bancorp	7,456	284,148	142.6
BellRing Brands, Inc., Class A	7,299	195,759	98.2
BioAtla, Inc.	1,503	43,933	22.0
BJ’s Restaurants, Inc.	8,765	292,050	146.5
Black Diamond Therapeutics, Inc.	4,188	32,080	16.1
Black Hills Corp.	8,770	582,153	292.1
Bloomin’ Brands, Inc.	16,987	367,259	184.3
Bottomline Technologies DE, Inc.	3,452	159,828	80.2
Box, Inc., Class A	32,057	828,032	415.5
BrightView Holdings, Inc.	16,331	259,010	130.0
BRP Group, Inc., Class A	10,376	378,724	190.0
BTRS Holdings, Inc.	757	6,503	3.3
Byline Bancorp, Inc.	1,175	30,268	15.2
C4 Therapeutics, Inc.	5,913	262,655	131.8
Cactus, Inc., Class A	4,144	180,264	90.5
Calavo Growers, Inc.	20,421	820,924	411.9
Capital City Bank Group, Inc.	19,347	519,854	260.9
Cardiovascular Systems, Inc.	2,081	73,001	36.6
Centennial Resource Development, Inc., Class A	88,064	634,061	318.2
Centerspace	3,005	304,226	152.7
Century Aluminum Co.	7,872	103,989	52.2
Cheesecake Factory, Inc.	2,414	98,105	49.2
ChemoCentryx, Inc.	6,248	217,493	109.1
Citi Trends, Inc.	602	46,571	23.4
Clear Channel Outdoor Holdings, Inc.	111,593	323,620	162.4
CNX Resources Corp.	9,645	140,913	70.7
Codexis, Inc.	2,209	76,807	38.5
Cogent Communications Holdings, Inc.	16,823	1,288,474	646.5
Comstock Resources, Inc.	31,532	311,221	156.2
Corcept Therapeutics, Inc.	6,983	125,694	63.1

Security	Shares	Value	% of Basket Value

United States (continued)
Corporate Office Properties Trust	7,568	$205,244	103.0%
Cowen, Inc., Class A	1,570	59,236	29.7
CryoLife, Inc.	9,609	198,330	99.5
Dave & Buster’s Entertainment, Inc.	17,618	654,156	328.3
Deluxe Corp.	4,163	148,494	74.5
Designer Brands, Inc., Class A	2,093	28,318	14.2
DiamondRock Hospitality Co.	5,188	46,900	23.5
Donegal Group, Inc., Class A	33,845	482,291	242.0
Dril-Quip, Inc.	5,167	121,735	61.1
DXP Enterprises, Inc.	9,735	320,866	161.0
Dycom Industries, Inc.	5,203	413,222	207.4
Dyne Therapeutics, Inc.	5,697	82,663	41.5
Eargo, Inc.	3,772	33,194	16.7
Easterly Government Properties, Inc.	18,548	390,064	195.7
EchoStar Corp., Class A	562	13,185	6.6
elf Beauty, Inc.	13,540	437,477	219.5
Emergent BioSolutions, Inc.	1,866	88,952	44.6
Energizer Holdings, Inc.	32,939	1,201,285	602.8
Energy Fuels, Inc.	8,826	69,604	34.9
Enova International, Inc.	6,998	227,015	113.9
Equity Commonwealth	36,017	933,921	468.6
ESCO Technologies, Inc.	3,016	255,033	128.0
Essential Properties Realty Trust, Inc.	3,579	106,618	53.5
EverQuote, Inc., Class A	17,683	243,849	122.4
Evolent Health, Inc., Class A	3,894	113,977	57.2
EW Scripps Co., Class A	15,626	290,644	145.8
Expro Group Holdings NV	2,281	39,119	19.6
First Busey Corp.	10,346	263,720	132.3
First Financial Corp.	26,316	1,127,641	565.8
First Interstate Bancsystem, Inc., Class A	39,472	1,640,851	823.4
Fluor Corp.	23,010	447,314	224.5
Forma Therapeutics Holdings, Inc.	7,304	135,562	68.0
Forrester Research, Inc.	10,391	553,321	277.7
Franklin Street Properties Corp.	34,613	155,758	78.2
frontdoor, Inc.	33,723	1,257,193	630.8
FRP Holdings, Inc.	4,230	241,956	121.4
Gates Industrial Corp. PLC	9,462	155,555	78.1
Genco Shipping & Trading Ltd.	7,003	120,242	60.3
Getty Realty Corp.	7,670	246,360	123.6
Gevo, Inc.	50,301	363,676	182.5
G-III Apparel Group Ltd.	571	16,365	8.2
Glaukos Corp.	8,834	403,802	202.6
Global Indemnity Group LLC, Class A	89	2,189	1.1
Global Medical REIT, Inc.	2,293	38,018	19.1
GMS, Inc.	413	20,456	10.3
Graham Holdings Co., Class B	1,459	854,755	428.9
Green Brick Partners, Inc.	2,046	53,298	26.7
Grocery Outlet Holding Corp.	51,013	1,131,978	568.0
Group 1 Automotive, Inc.	999	179,620	90.1
GTT Communications, Inc.	96,429	5,304	2.7
Hanover Insurance Group, Inc.	3,037	382,662	192.0
Hawaiian Holdings, Inc.	10,957	212,018	106.4
Heartland Express, Inc.	6,094	99,515	49.9
Heartland Financial USA, Inc.	1,814	90,918	45.6
Hecla Mining Co.	22,306	128,929	64.7
Hemisphere Media Group, Inc.	13,852	153,065	76.8
Heron Therapeutics, Inc.	21,763	239,611	120.2
Houghton Mifflin Harcourt Co.	7,883	111,860	56.1
Hub Group, Inc., Class A	2,852	224,082	112.4
Huron Consulting Group, Inc.	1,415	70,976	35.6
I3 Verticals, Inc., Class A	1,129	25,278	12.7
ICF International, Inc.	2,976	299,058	150.1

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
iHeartMedia, Inc., Class A	7,554	$146,397	73.5%
Immunovant, Inc.	1,585	12,743	6.4
Independence Realty Trust, Inc.	20,702	489,188	245.5
Independent Bank Corp.	1,526	34,381	17.3
Insmed, Inc.	4,319	130,218	65.3
Intercept Pharmaceuticals, Inc.	3,463	58,386	29.3
International Bancshares Corp.	1,235	52,364	26.3
J&J Snack Foods Corp.	8,974	1,324,114	664.4
Johnson Outdoors, Inc., Class A	400	42,472	21.3
KAR Auction Services, Inc.	55,797	818,542	410.7
Kirby Corp.	14,690	769,903	386.3
Kronos Bio, Inc.	547	9,004	4.5
Kura Oncology, Inc.	7,217	118,503	59.5
LeMaitre Vascular, Inc.	14,666	762,779	382.8
LendingTree, Inc.	7,069	1,140,866	572.5
Liberty Latin America Ltd., Class A	3,121	37,514	18.8
Lions Gate Entertainment Corp., Class A	20,060	259,777	130.4
Livent Corp.	2,862	80,766	40.5
LiveRamp Holdings, Inc.	2,233	119,488	60.0
Luther Burbank Corp.	19,701	285,862	143.4
Marcus Corp.	3,150	58,495	29.4
MarineMax, Inc.	8,465	438,402	220.0
Marten Transport Ltd.	10,384	172,686	86.7
MDC Holdings, Inc.	9,486	464,624	233.1
Mercury Systems, Inc.	30,841	1,589,545	797.6
Merit Medical Systems, Inc.	190	12,779	6.4
MFA Financial, Inc.	2,096	9,453	4.7
Mitek Systems, Inc.	8,316	156,590	78.6
Model N, Inc.	7,504	243,205	122.0
MRC Global, Inc.	53,290	442,307	221.9
Multiplan Corp.	1,528	6,586	3.3
Nabors Industries Ltd.	533	54,632	27.4
NanoString Technologies, Inc.	13,611	657,411	329.9
Nelnet, Inc., Class A	10,052	830,597	416.8
NETSTREIT Corp.	6,764	163,959	82.3
NextGen Healthcare, Inc.	11,886	195,644	98.2
NGM Biopharmaceuticals, Inc.	4,780	88,287	44.3
Nkarta, Inc.	4,668	73,194	36.7
NorthWestern Corp.	767	43,612	21.9
Origin Bancorp, Inc.	16,537	737,550	370.1
Ortho Clinical Diagnostics Holdings PLC	6,851	135,444	68.0
OSI Systems, Inc.	789	73,464	36.9
Outfront Media, Inc.	35,193	875,954	439.5
Ovintiv, Inc.	13,002	487,835	244.8
Palomar Holdings, Inc.	2,223	203,293	102.0
Passage Bio, Inc.	4,727	41,219	20.7
Patterson Cos., Inc.	774	24,195	12.1
PC Connection, Inc.	284	13,078	6.6
Peoples Bancorp, Inc.	27,572	881,201	442.2
Perficient, Inc.	6,514	805,130	404.0
Personalis, Inc.	2,759	54,132	27.2
PetIQ, Inc.	1,026	25,701	12.9
Phibro Animal Health Corp., Class A	1,817	39,865	20.0
Ping Identity Holding Corp.	7,292	206,582	103.7
Plains GP Holdings LP, Class A	54,406	593,025	297.6
PMV Pharmaceuticals, Inc.	4,261	100,645	50.5
Poshmark, Inc.	439	10,681	5.4
Primoris Services Corp.	1,113	29,995	15.1
PROG Holdings, Inc.	3,809	154,074	77.3
Progress Software Corp.	13,261	681,748	342.1
ProPetro Holding Corp.	605	5,802	2.9
PROS Holdings, Inc.	3,772	113,160	56.8

Security	Shares	Value	% of Basket Value

United States (continued)
Proto Labs, Inc.	12,747	$762,398	382.6%
PTC Therapeutics, Inc.	7,942	301,240	151.2
Pulmonx Corp.	6,706	261,065	131.0
QuinStreet, Inc.	43,496	608,944	305.6
Quotient Technology, Inc.	24,090	155,140	77.8
RadNet, Inc.	697	21,670	10.9
Ranpak Holdings Corp.	13,344	459,834	230.7
RealReal, Inc.	1,412	18,398	9.2
Relay Therapeutics, Inc.	2,266	75,344	37.8
Replimune Group, Inc.	206	6,079	3.1
Revolution Medicines, Inc.	5,581	164,249	82.4
REX American Resources Corp.	677	59,542	29.9
Rhythm Pharmaceuticals, Inc.	553	6,365	3.2
Rocket Pharmaceuticals, Inc.	451	13,399	6.7
Rush Enterprises, Inc., Class B	5,024	259,791	130.4
Rush Street Interactive, Inc.	1,921	38,670	19.4
Sally Beauty Holdings, Inc.	27,937	426,319	213.9
Sangamo Therapeutics, Inc.	1,006	8,169	4.1
Select Medical Holdings Corp.	907	30,131	15.1
Seres Therapeutics, Inc.	2,068	12,573	6.3
Silk Road Medical, Inc.	1,240	72,800	36.5
Silverback Therapeutics, Inc.	898	7,750	3.9
SITE Centers Corp.	385	6,118	3.1
Sonic Automotive, Inc., Class A	10,563	522,129	262.0
South Jersey Industries, Inc.	28,912	658,037	330.2
SpartanNash Co.	665	15,388	7.7
Spirit Airlines, Inc.	42,615	931,138	467.2
SPS Commerce, Inc.	781	119,282	59.9
Steelcase, Inc., Class A	28,861	343,446	172.3
Stoke Therapeutics, Inc.	7,240	165,289	82.9
Super Micro Computer, Inc.	1,304	46,149	23.2
Surgery Partners, Inc.	507	20,858	10.5
Tactile Systems Technology, Inc.	5,280	182,107	91.4
Talos Energy, Inc.	11,129	144,343	72.4
Tanger Factory Outlet Centers, Inc.	391	6,569	3.3
Taysha Gene Therapies, Inc.	5,608	87,709	44.0
TechTarget, Inc.	4,079	384,690	193.0
Texas Capital Bancshares, Inc.	3,950	239,370	120.1
TPG RE Finance Trust, Inc.	947	12,377	6.2
Tri Pointe Homes, Inc.	67,209	1,625,786	815.8
Trico Bancshares	19,829	869,105	436.1
TriNet Group, Inc.	5,572	564,165	283.1
Trinity Industries, Inc.	440	12,342	6.2
TrueCar, Inc.	44,410	186,078	93.4
TTEC Holdings, Inc.	63	5,947	3.0
Turning Point Brands, Inc.	2,191	83,630	42.0
UMH Properties, Inc.	16,551	396,231	198.8
United Fire Group, Inc.	16,549	338,096	169.7
United States Cellular Corp.	7,934	242,542	121.7
Urban Outfitters, Inc.	25,848	825,327	414.1
Urstadt Biddle Properties, Inc., Class A	5,295	103,994	52.2
US Ecology, Inc.	4,426	142,473	71.5
Vanda Pharmaceuticals, Inc.	395	6,762	3.4
Varex Imaging Corp.	9,208	247,235	124.1
Vectrus, Inc.	2,815	136,330	68.4
Verint Systems, Inc.	28,140	1,311,324	658.0
Verra Mobility Corp.	3,699	55,041	27.6
Vertex Inc.	5,479	114,073	57.2
Viavi Solutions, Inc.	3,840	59,136	29.7
Victory Capital Holdings Inc., Class A	30,632	1,160,953	582.6
Vocera Communications, Inc.	17,470	988,453	496.0
Warrior Met Coal, Inc.	692	16,587	8.3

54	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Wolverine World Wide, Inc.	23,804	$789,579	396.2%
XPEL Inc.	3,109	235,973	118.4
Zuora, Inc., Class A	15,867	346,853	174.0

		72,501,541

Rights

Spain
Miquel y Costas & Miquel SA	119	598	0.3

Total Reference Entity — Long		150,665,372

Reference Entity — Short

Common Stocks

Australia
Bega Cheese Ltd.	(56,327)	(230,714)	(115.8)
Bellevue Gold Ltd.	(91,411)	(58,850)	(29.5)
Betmakers Technology Group Ltd.	(72,159)	(67,042)	(33.6)
Blackmores Ltd.	(93)	(6,638)	(3.3)
Bravura Solutions Ltd.	(164,804)	(347,171)	(174.2)
Breville Group Ltd.	(456)	(10,150)	(5.1)
BWX Ltd.	(28,341)	(99,623)	(50.0)
Cooper Energy Ltd.	(633,328)	(138,404)	(69.5)
Corporate Travel Management Ltd.	(23,817)	(441,266)	(221.4)
Costa Group Holdings Ltd.	(257,687)	(569,766)	(285.9)
De Grey Mining Ltd.	(298,083)	(247,970)	(124.4)
Electro Optic Systems Holdings Ltd.	(224,875)	(541,679)	(271.8)
EML Payments Ltd.	(237,107)	(531,997)	(267.0)
G8 Education Ltd.	(93,873)	(78,020)	(39.2)
Gold Road Resources Ltd.	(598,789)	(621,058)	(311.6)
Healius Ltd.	(12,918)	(47,302)	(23.7)
InvoCare Ltd.	(9,562)	(81,926)	(41.1)
IPH Ltd.	(43,968)	(285,583)	(143.3)
Lovisa Holdings Ltd.	(477)	(7,862)	(3.9)
McMillan Shakespeare Ltd.	(8,283)	(85,706)	(43.0)
Megaport Ltd.	(1,594)	(21,572)	(10.8)
nearmap Ltd.	(76,886)	(128,790)	(64.6)
nib holdings Ltd.	(24,778)	(124,768)	(62.6)
Nuix Ltd.	(37,037)	(86,686)	(43.5)
OceanaGold Corp.	(153,228)	(286,002)	(143.5)
Omni Bridgeway Ltd.	(100,284)	(235,661)	(118.3)
Paladin Energy Ltd.	(336,619)	(223,701)	(112.3)
Perenti Global Ltd.	(143,035)	(110,733)	(55.6)
Perseus Mining Ltd.	(311,450)	(369,324)	(185.3)
Redbubble Ltd.	(72,560)	(227,864)	(114.3)
Resolute Mining Ltd.	(980,107)	(308,020)	(154.6)
Sigma Healthcare Ltd.	(130,750)	(56,063)	(28.1)
Silver Lake Resources Ltd.	(268,589)	(340,141)	(170.7)
SmartGroup Corp. Ltd.	(6,341)	(38,387)	(19.3)
SolGold PLC	(31,636)	(11,993)	(6.0)
Super Retail Group Ltd.	(653)	(6,351)	(3.2)
Webjet Ltd.	(117,385)	(561,756)	(281.9)
Western Areas Ltd.	(374,949)	(897,799)	(450.5)
Westgold Resources Ltd.	(135,859)	(198,801)	(99.8)

		(8,733,139)

Austria
DO & Co. AG	(2,297)	(207,647)	(104.2)
FACC AG	(23,661)	(242,355)	(121.6)

Security	Shares	Value	% of Basket Value

Austria (continued)
IMMOFINANZ AG	(12,883)	$(308,578)	(154.8)%
Semperit AG Holding	(405)	(13,647)	(6.9)

		(772,227)

Bahamas
OneSpaWorld Holdings Ltd.	(13,015)	(140,562)	(70.5)

Belgium
Biocartis NV	(21)	(96)	(0.0)
Ontex Group NV	(7,055)	(66,526)	(33.4)
VGP NV	(331)	(85,607)	(43.0)

		(152,229)

Bermuda
Triton International Ltd.	(23,438)	(1,457,609)	(731.4)

Canada
Aurinia Pharmaceuticals, Inc.	(10,347)	(342,279)	(171.8)
Celestica, Inc.	(71,460)	(704,438)	(353.5)
City Office REIT, Inc.	(8,341)	(158,229)	(79.4)
Denison Mines Corp.	(150,939)	(256,118)	(128.5)
IAMGOLD Corp.	(33,394)	(92,012)	(46.2)
IMAX Corp.	(23,178)	(436,905)	(219.2)
Largo Resources Ltd.	(14,323)	(178,690)	(89.7)
LifeWorks, Inc.	(7,739)	(200,041)	(100.4)
Mercer International, Inc.	(18,841)	(202,918)	(101.8)
New Gold, Inc.	(491,596)	(691,158)	(346.8)
Orla Mining Ltd.	(14,917)	(52,552)	(26.4)
Rogers Sugar, Inc.	(24,268)	(110,594)	(55.5)
Sienna Senior Living, Inc.	(7,921)	(90,820)	(45.6)
Sierra Wireless, Inc.	(40,200)	(673,681)	(338.0)
Winpak Ltd.	(1,512)	(47,317)	(23.7)

		(4,237,752)

China
Fosun Tourism Group	(160,200)	(199,541)	(100.1)

Denmark
NTG Nordic Transport Group A/S	(975)	(79,717)	(40.0)

Finland
Aktia Bank OYJ	(1,341)	(19,199)	(9.6)
BasWare OYJ	(11,938)	(443,456)	(222.5)
Finnair OYJ	(415,673)	(317,547)	(159.4)
Remedy Entertainment OYJ	(643)	(29,881)	(15.0)
Sanoma OYJ	(13,281)	(206,741)	(103.7)

		(1,016,824)

France
Nacon SA	(11,185)	(62,387)	(31.3)

Germany
Home24 SE	(30,778)	(401,691)	(201.6)
Instone Real Estate Group AG	(8,439)	(222,425)	(111.6)
Medios AG	(3,917)	(165,274)	(82.9)
PNE AG	(348)	(3,360)	(1.7)
Sirius Real Estate Ltd.	(68,199)	(125,977)	(63.2)
Sixt SE	(3,078)	(530,685)	(266.3)
Westwing Group AG	(8,417)	(264,011)	(132.5)

		(1,713,423)

Hong Kong
Apollo Future Mobility Group Ltd.	(76,000)	(5,259)	(2.6)
Fortune Real Estate Investment Trust	(392,000)	(406,602)	(204.0)

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Hong Kong (continued)
Hong Kong Television Network Ltd.	(424,000)	$(638,147)	(320.2)%
Huobi Technology Holdings Ltd.	(1,000)	(1,275)	(0.6)
Nissin Foods Co. Ltd.	(49,000)	(36,527)	(18.3)
Prosperity REIT	(692,000)	(271,928)	(136.5)
Sunlight Real Estate Investment Trust	(65,000)	(37,594)	(18.9)
VPower Group International Holdings Ltd.	(175,000)	(34,188)	(17.2)
Zensun Enterprises Ltd.	(23,000)	(13,125)	(6.6)

		(1,444,645)

Ireland
Endo International PLC	(46,426)	(197,310)	(99.0)
Glenveagh Properties PLC	(84,740)	(106,776)	(53.6)
Irish Residential Properties REIT PLC	(3,234)	(6,094)	(3.0)

		(310,180)

Israel
Cognyte Software Ltd.	(661)	(13,161)	(6.6)
Nano Dimension Ltd.	(26,404)	(155,256)	(77.9)
Nano-X Imaging Ltd.	(1,328)	(30,079)	(15.1)
Naphtha Israel Petroleum Corp. Ltd.	(12,801)	(79,337)	(39.8)
Taro Pharmaceutical Industries Ltd.	(3,793)	(210,777)	(105.8)

		(488,610)

Italy
Credito Emiliano SpA	(8,016)	(60,817)	(30.5)
doValue SpA	(3,522)	(33,773)	(16.9)
Fila SpA	(9,028)	(108,926)	(54.7)
Freni Brembo SpA	(24,272)	(318,804)	(160.0)
RAI Way SpA	(2,003)	(12,133)	(6.1)
Societa Cattolica di Assicurazioni	(72,880)	(554,360)	(278.2)

		(1,088,813)

Japan
ADEKA Corp.	(1,300)	(28,919)	(14.5)
Aeon Delight Co. Ltd.	(4,000)	(122,848)	(61.6)
AI inside, Inc.	(1,300)	(81,554)	(40.9)
Aiful Corp.	(559,500)	(1,863,997)	(935.3)
Alpha Systems, Inc.	(3,600)	(137,447)	(69.0)
Aomori Bank Ltd.	(3,200)	(55,188)	(27.7)
Awa Bank Ltd.	(21,600)	(402,351)	(201.9)
BML, Inc.	(5,900)	(207,384)	(104.1)
COLOPL, Inc.	(18,100)	(130,767)	(65.6)
Daibiru Corp.	(500)	(6,958)	(3.5)
Daiichi Jitsugyo Co. Ltd.	(1,600)	(74,423)	(37.3)
Daishi Hokuetsu Financial Group, Inc.	(11,800)	(264,266)	(132.6)
Descente Ltd.	(600)	(22,743)	(11.4)
Eagle Industry Co. Ltd.	(7,400)	(79,044)	(39.7)
Enigmo, Inc.	(18,800)	(178,549)	(89.6)
ESPEC Corp.	(6,900)	(139,964)	(70.2)
Frontier Real Estate Investment Corp.	(133)	(588,411)	(295.3)
Fujitec Co. Ltd.	(61,000)	(1,385,651)	(695.3)
Fukushima Galilei Co. Ltd.	(2,800)	(111,317)	(55.9)
GA Technologies Co. Ltd.	(1,100)	(11,425)	(5.7)
GNI Group Ltd.	(20,500)	(287,246)	(144.1)
Hankyu Hanshin REIT, Inc.	(99)	(146,010)	(73.3)
Heiwa Real Estate REIT, Inc.	(288)	(402,093)	(201.8)
Hoshino Resorts REIT, Inc.	(49)	(319,948)	(160.6)
Hosokawa Micron Corp.	(10,300)	(284,959)	(143.0)
Hyakugo Bank Ltd.	(17,900)	(51,888)	(26.0)
Iino Kaiun Kaisha Ltd.	(4,700)	(22,668)	(11.4)
Invesco Office J-REIT, Inc.	(679)	(135,125)	(67.8)
Itochu-Shokuhin Co. Ltd.	(1,000)	(46,214)	(23.2)

Security	Shares	Value	% of Basket Value

Japan (continued)
Jaccs Co. Ltd.	(2,600)	$(69,343)	(34.8)%
Japan Display, Inc.	(871,400)	(260,835)	(130.9)
Japan Investment Adviser Co. Ltd.	(600)	(6,561)	(3.3)
Japan Securities Finance Co. Ltd.	(2,900)	(22,139)	(11.1)
Juroku Financial Group, Inc.	(800)	(14,530)	(7.3)
Kameda Seika Co. Ltd.	(600)	(23,466)	(11.8)
Kanto Denka Kogyo Co. Ltd.	(26,300)	(241,913)	(121.4)
Kappa Create Co. Ltd.	(700)	(8,507)	(4.3)
Keiyo Co. Ltd.	(14,700)	(107,059)	(53.7)
Key Coffee, Inc.	(14,600)	(285,647)	(143.3)
Kintetsu Department Store Co. Ltd.	(8,900)	(199,095)	(99.9)
Kisoji Co. Ltd.	(23,400)	(439,461)	(220.5)
Kiyo Bank Ltd.	(34,800)	(456,997)	(229.3)
Koa Corp.	(700)	(9,463)	(4.8)
Kohnan Shoji Co. Ltd.	(2,500)	(78,183)	(39.2)
KYB Corp.	(1,400)	(37,465)	(18.8)
Leopalace21 Corp.	(225,400)	(485,554)	(243.6)
Macnica Fuji Electronics Holdings, Inc.	(900)	(21,159)	(10.6)
Marusan Securities Co. Ltd.	(10,600)	(55,861)	(28.0)
Maruwa Co. Ltd/Aichi	(3,300)	(369,887)	(185.6)
MCJ Co. Ltd.	(6,800)	(76,559)	(38.4)
MedPeer, Inc.	(300)	(9,014)	(4.5)
Mitani Sekisan Co. Ltd.	(3,600)	(228,435)	(114.6)
Mitsuuroko Group Holdings Co. Ltd.	(12,000)	(143,593)	(72.1)
Modec, Inc.	(8,600)	(147,921)	(74.2)
Mori Trust Hotel REIT, Inc.	(31)	(38,490)	(19.3)
Musashi Seimitsu Industry Co. Ltd.	(800)	(15,057)	(7.6)
Musashino Bank Ltd.	(3,300)	(51,836)	(26.0)
Nagatanien Holdings Co. Ltd.	(1,200)	(21,973)	(11.0)
Nichiden Corp.	(200)	(4,024)	(2.0)
Nippon Ceramic Co. Ltd.	(7,800)	(202,637)	(101.7)
Nippon Road Co. Ltd.	(1,700)	(122,974)	(61.7)
Nippon Suisan Kaisha Ltd.	(2,200)	(12,503)	(6.3)
Nissin Electric Co. Ltd.	(31,900)	(395,340)	(198.4)
Nitta Corp.	(1,200)	(27,510)	(13.8)
North Pacific Bank Ltd.	(278,600)	(576,581)	(289.3)
NTT UD REIT Investment Corp.	(6)	(7,970)	(4.0)
Okamura Corp.	(21,700)	(286,372)	(143.7)
Okinawa Financial Group, Inc.	(11,100)	(244,015)	(122.4)
Pressance Corp.	(500)	(8,287)	(4.2)
Prima Meat Packers Ltd.	(9,900)	(232,684)	(116.8)
Qol Holdings Co. Ltd.	(15,700)	(233,222)	(117.0)
Relia, Inc.	(2,200)	(22,544)	(11.3)
Rock Field Co. Ltd.	(3,500)	(51,667)	(25.9)
Rorze Corp.	(100)	(9,585)	(4.8)
RS Technologies Co. Ltd.	(1,100)	(59,819)	(30.0)
Saibu Gas Co. Ltd.	(7,100)	(144,976)	(72.8)
Seiren Co. Ltd.	(43,200)	(871,875)	(437.5)
Septeni Holdings Co. Ltd.	(5,400)	(22,790)	(11.4)
Shima Seiki Manufacturing Ltd.	(2,400)	(46,149)	(23.2)
Shizuoka Gas Co. Ltd.	(24,500)	(258,435)	(129.7)
Starts Proceed Investment Corp.	(55)	(115,548)	(58.0)
Sun Corp.	(20,100)	(519,858)	(260.9)
T Hasegawa Co. Ltd.	(26,700)	(652,028)	(327.2)
Tadano Ltd.	(9,100)	(99,373)	(49.9)
Taiko Pharmaceutical Co. Ltd.	(27,300)	(193,929)	(97.3)
Takasago International Corp.	(300)	(7,819)	(3.9)
Takasago Thermal Engineering Co. Ltd.	(700)	(12,806)	(6.4)
Taki Chemical Co. Ltd.	(5,800)	(321,052)	(161.1)
Tenma Corp.	(21,300)	(507,276)	(254.5)
Toei Co. Ltd.	(2,700)	(529,637)	(265.8)

56	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
TOMONY Holdings, Inc.	(63,500)	$(169,650)	(85.1)%
Tomy Co. Ltd.	(1,400)	(13,288)	(6.7)
Toyo Tanso Co. Ltd.	(800)	(21,748)	(10.9)
Tsugami Corp.	(2,100)	(28,871)	(14.5)
Uchida Yoko Co. Ltd.	(2,400)	(101,530)	(51.0)
V-Cube, Inc.	(18,900)	(285,796)	(143.4)
Yokowo Co. Ltd.	(3,400)	(75,563)	(37.9)
Yonex Co. Ltd.	(18,200)	(119,828)	(60.1)

		(19,132,919)

Liechtenstein
Implantica AG	(2,139)	(18,908)	(9.5)
Liechtensteinische Landesbank AG	(740)	(43,643)	(21.9)

		(62,551)

Luxembourg
Orion Engineered Carbons SA	(1,136)	(21,357)	(10.7)

Netherlands
Accell Group NV	(120)	(4,947)	(2.5)
SIF Holding NV	(15,039)	(245,130)	(123.0)
uniQure NV	(5,882)	(179,225)	(89.9)

		(429,302)

Norway
Aker Horizons Holding ASA	(31,440)	(130,056)	(65.3)
Bank Norwegian ASA	(2,460)	(30,459)	(15.3)
Bonheur ASA	(239)	(9,435)	(4.7)
Quantafuel ASA	(2,189)	(7,184)	(3.6)
Sbanken ASA	(15,785)	(184,983)	(92.8)
Veidekke ASA	(15,236)	(219,309)	(110.1)

		(581,426)

Portugal
Banco Comercial Portugues SA	(5,915,822)	(1,067,308)	(535.6)
NOS SGPS SA	(13,352)	(52,077)	(26.1)

		(1,119,385)

S.Georgia/S.San
Burford Capital Ltd.	(21,729)	(222,881)	(111.8)

Singapore
CDL Hospitality Trusts	(79,900)	(71,099)	(35.7)
Frasers Hospitality Trust	(46,300)	(16,480)	(8.3)
Japfa Ltd.	(1,281,700)	(653,271)	(327.8)
Kulicke & Soffa Industries, Inc.	(5,624)	(320,568)	(160.9)
OUE Commercial Real Estate Investment Trust	(329,900)	(110,089)	(55.2)
OUE Ltd.	(120,000)	(122,924)	(61.7)
Starhill Global REIT	(483,300)	(231,442)	(116.1)
Yanlord Land Group Ltd.	(414,500)	(344,585)	(172.9)

		(1,870,458)

South Korea
MagnaChip Semiconductor Corp.	(48,690)	(923,162)	(463.2)

Spain
CIE Automotive SA	(5,028)	(136,862)	(68.7)
Grupo Empresarial San Jose SA	(11,064)	(54,997)	(27.6)
Metrovacesa SA	(13,113)	(114,599)	(57.5)
Sacyr SA	(57,054)	(162,629)	(81.6)

		(469,087)

Sweden
Bactiguard Holding AB	(732)	(14,217)	(7.1)
BHG Group AB	(10,583)	(122,031)	(61.2)

Security	Shares	Value	% of Basket Value

Sweden (continued)
Boozt AB	(3,097)	$(52,173)	(26.2)%
Bravida Holding AB	(13,168)	(198,064)	(99.4)
Calliditas Therapeutics AB	(9,247)	(73,110)	(36.7)
Camurus AB	(8,291)	(155,818)	(78.2)
Collector AB	(16,856)	(83,031)	(41.7)
Creades AB	(444)	(6,179)	(3.1)
Duni AB	(5,969)	(83,266)	(41.8)
Hansa Biopharma AB	(537)	(6,103)	(3.1)
Karo Pharma AB	(32,285)	(212,777)	(106.8)
Mekonomen AB	(32,034)	(660,226)	(331.3)
Modern Times Group MTG AB	(143,391)	(1,644,242)	(825.1)
NCC AB	(15,961)	(276,546)	(138.8)
Nolato AB	(15,453)	(204,049)	(102.4)
Nordic Entertainment Group AB, Class B	(129)	(7,462)	(3.7)
Oncopeptides AB	(2,140)	(968)	(0.5)
Paradox Interactive AB	(532)	(7,805)	(3.9)
PowerCell Sweden AB	(13,958)	(311,955)	(156.5)
Re:NewCell AB	(12,665)	(319,564)	(160.3)

		(4,439,586)

Switzerland
Emmi AG	(376)	(391,975)	(196.7)
Forbo Holding AG	(194)	(377,426)	(189.4)
Implenia AG	(23,655)	(482,607)	(242.2)
Mobilezone Holding AG	(13,690)	(184,220)	(92.4)

		(1,436,228)

United Kingdom
AO World PLC	(14,906)	(29,845)	(15.0)
Blue Prism Group PLC	(12,943)	(199,981)	(100.3)
Capital & Counties Properties PLC	(111,072)	(250,515)	(125.7)
Coats Group PLC	(31,280)	(27,568)	(13.8)
Dunelm Group PLC	(895)	(15,666)	(7.9)
Energean PLC	(70,401)	(864,717)	(433.9)
Finablr PLC	(44,203)	(1)	(0.0)
Firstgroup PLC	(130,367)	(179,841)	(90.2)
Frasers Group PLC	(105,969)	(934,073)	(468.7)
Frontier Developments PLC	(177)	(5,971)	(3.0)
GCP Student Living PLC	(128,656)	(370,435)	(185.9)
Halfords Group PLC	(34,853)	(127,068)	(63.8)
Just Group PLC	(1,625)	(2,033)	(1.0)
Marston’s PLC	(147,928)	(160,945)	(80.8)
Mitie Group PLC	(47,570)	(42,577)	(21.4)
Myovant Sciences Ltd.	(324)	(7,089)	(3.6)
Quotient Ltd.	(2,196)	(5,556)	(2.8)
Restaurant Group PLC	(63,818)	(77,120)	(38.7)
Saga PLC	(64,225)	(273,317)	(137.1)
Shaftesbury PLC	(67,228)	(573,800)	(287.9)

		(4,148,118)

United States
Abercrombie & Fitch Co., Class A	(17,454)	(690,131)	(346.3)
ABM Industries, Inc.	(30,886)	(1,359,293)	(682.1)
Accelerate Diagnostics, Inc.	(11,741)	(69,272)	(34.8)
Acushnet Holdings Corp.	(5,614)	(285,977)	(143.5)
AdaptHealth Corp.	(2,979)	(81,178)	(40.7)
Adtalem Global Education, Inc.	(45,286)	(1,672,412)	(839.2)
ADTRAN, Inc.	(33,239)	(614,257)	(308.2)
Adverum Biotechnologies, Inc.	(192,875)	(437,826)	(219.7)
Aerie Pharmaceuticals, Inc.	(13,177)	(140,072)	(70.3)
AeroVironment, Inc.	(102)	(9,089)	(4.6)
Allegheny Technologies, Inc.	(49,466)	(796,403)	(399.6)

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Alpha & Omega Semiconductor Ltd.	(14,822)	$(513,582)	(257.7)%
Alto Ingredients, Inc.	(1,388)	(7,384)	(3.7)
Ameris Bancorp.	(207)	(10,845)	(5.4)
Anavex Life Sciences Corp.	(549)	(10,288)	(5.2)
Apogee Enterprises, Inc.	(197)	(8,260)	(4.1)
Apollo Medical Holdings, Inc.	(8,073)	(554,050)	(278.0)
Arcturus Therapeutics Holdings, Inc.	(9,763)	(438,847)	(220.2)
Ardelyx, Inc.	(298,061)	(360,654)	(181.0)
Arko Corp.	(19,459)	(186,612)	(93.6)
Atara Biotherapeutics, Inc.	(7,707)	(119,304)	(59.9)
Athersys, Inc.	(106,877)	(125,046)	(62.7)
Atkore International Group, Inc.	(2,393)	(226,210)	(113.5)
Atlas Air Worldwide Holdings, Inc.	(28,557)	(2,316,544)	(1,162.4)
Avid Bioservices, Inc.	(4,354)	(133,581)	(67.0)
Avient Corp.	(5,329)	(287,127)	(144.1)
B Riley Financial, Inc.	(23,065)	(1,652,838)	(829.4)
Balchem Corp.	(14,348)	(2,196,535)	(1,102.2)
Bancorp, Inc.	(2,020)	(61,711)	(31.0)
Bed Bath & Beyond, Inc.	(11,952)	(167,806)	(84.2)
Belden, Inc.	(2,065)	(124,334)	(62.4)
BGC Partners, Inc., Class A	(18,546)	(99,592)	(50.0)
Big Lots, Inc.	(3,822)	(169,123)	(84.9)
BioLife Solutions, Inc.	(171)	(9,089)	(4.6)
Bionano Genomics, Inc.	(31,557)	(160,310)	(80.4)
Blue Bird Corp.	(1,194)	(23,414)	(11.8)
Bluebird Bio, Inc.	(2,927)	(68,521)	(34.4)
Boise Cascade Co.	(888)	(50,279)	(25.2)
Brink’s Co.	(4,584)	(315,746)	(158.4)
Bristow Group, Inc.	(7,377)	(255,244)	(128.1)
Brookdale Senior Living, Inc.	(10,665)	(69,323)	(34.8)
Butterfly Network, Inc.	(35,987)	(371,386)	(186.4)
Cabot Corp.	(22,580)	(1,204,643)	(604.5)
California Water Service Group	(28,282)	(1,721,808)	(864.0)
Calix, Inc.	(2,172)	(135,945)	(68.2)
Cal-Maine Foods, Inc.	(17,833)	(643,058)	(322.7)
Cannae Holdings, Inc.	(356)	(12,140)	(6.1)
Cara Therapeutics, Inc.	(1,260)	(21,206)	(10.6)
Cars.com, Inc.	(21,003)	(273,459)	(137.2)
Cass Information Systems, Inc.	(4,669)	(191,382)	(96.0)
Cavco Industries, Inc.	(3,907)	(939,165)	(471.3)
Celldex Therapeutics, Inc.	(375)	(15,953)	(8.0)
CEL-SCI Corp.	(7,852)	(87,942)	(44.1)
Certara, Inc.	(4,735)	(195,603)	(98.2)
Chimera Investment Corp.	(118,939)	(1,856,638)	(931.6)
Chimerix, Inc.	(2,633)	(13,797)	(6.9)
CIRCOR International, Inc.	(7,751)	(221,214)	(111.0)
Civitas Resources, Inc.	(5,313)	(298,272)	(149.7)
Clean Energy Fuels Corp.	(1,696)	(15,637)	(7.8)
Clearwater Paper Corp.	(12,875)	(538,561)	(270.2)
Coeur Mining, Inc.	(24,012)	(151,996)	(76.3)
Collegium Pharmaceutical, Inc.	(26,182)	(513,953)	(257.9)
Commercial Metals Co.	(2,188)	(70,410)	(35.3)
Community Bank System, Inc.	(2,279)	(163,336)	(82.0)
Community Health Systems, Inc.	(31,070)	(407,017)	(204.2)
CONMED Corp.	(983)	(143,793)	(72.2)
Container Store Group, Inc.	(51,559)	(570,243)	(286.1)
Contango Oil & Gas Co.	(83,021)	(342,877)	(172.1)
CryoPort, Inc.	(3,234)	(263,700)	(132.3)
CTS Corp.	(185)	(6,590)	(3.3)
CytomX Therapeutics, Inc.	(32,790)	(194,445)	(97.6)
Dana, Inc.	(15,972)	(354,419)	(177.8)
Danimer Scientific, Inc.	(31,080)	(458,741)	(230.2)

Security	Shares	Value	% of Basket Value

United States (continued)
DermTech, Inc.	(6,030)	$(164,920)	(82.8)%
Dillard’s, Inc., Class A	(1,833)	(423,680)	(212.6)
Diversified Healthcare Trust	(15,832)	(57,628)	(28.9)
Donnelley Financial Solutions, Inc.	(3,530)	(135,270)	(67.9)
Duck Creek Technologies, Inc.	(4,920)	(154,980)	(77.8)
Dynex Capital, Inc.	(94,450)	(1,652,875)	(829.4)
Eagle Bancorp, Inc.	(5,438)	(307,736)	(154.4)
Eastern Bankshares, Inc.	(7,173)	(148,983)	(74.8)
Ebix, Inc.	(6,476)	(212,478)	(106.6)
Editas Medicine, Inc.	(789)	(28,972)	(14.5)
ExlService Holdings, Inc.	(1,235)	(151,448)	(76.0)
FirstCash, Inc.	(12,691)	(1,122,773)	(563.4)
Focus Financial Partners, Inc.	(819)	(51,482)	(25.8)
Fresh Del Monte Produce, Inc.	(3,495)	(117,048)	(58.7)
Fulgent Genetics, Inc.	(4,961)	(411,366)	(206.4)
GCP Applied Technologies, Inc.	(7,292)	(164,872)	(82.7)
Genesco, Inc.	(1,837)	(111,304)	(55.9)
Gentherm, Inc.	(11,952)	(880,026)	(441.6)
Glatfelter Corp.	(38,527)	(632,999)	(317.6)
Global Industrial Co.	(7,420)	(301,104)	(151.1)
Global Net Lease, Inc.	(704)	(11,278)	(5.7)
Globalstar, Inc.	(13,931)	(22,986)	(11.5)
GrafTech International Ltd.	(59,059)	(631,931)	(317.1)
Granite Construction, Inc.	(14,549)	(540,059)	(271.0)
Great Lakes Dredge & Dock Corp.	(81,611)	(1,242,119)	(623.3)
Groupon, Inc.	(11,657)	(247,362)	(124.1)
Hamilton Lane, Inc., Class A	(1,663)	(173,800)	(87.2)
HB Fuller Co.	(1,515)	(106,823)	(53.6)
Healthcare Services Group, Inc.	(15,340)	(294,375)	(147.7)
Helios Technologies, Inc.	(31,274)	(2,847,498)	(1,428.9)
Hilltop Holdings, Inc.	(45,969)	(1,629,141)	(817.5)
Hims & Hers Health, Inc.	(21,570)	(168,246)	(84.4)
Hostess Brands, Inc.	(986)	(18,645)	(9.4)
Hyliion Holdings Corp.	(3,680)	(29,771)	(14.9)
Ideanomics, Inc.	(99,756)	(197,517)	(99.1)
ImmunoGen, Inc.	(20,154)	(121,529)	(61.0)
Interface, Inc.	(1,847)	(26,523)	(13.3)
International Seaways, Inc.	(9,171)	(160,951)	(80.8)
Intra-Cellular Therapies, Inc.	(5,057)	(217,805)	(109.3)
Iovance Biotherapeutics, Inc.	(6,783)	(164,895)	(82.7)
iRhythm Technologies, Inc.	(110)	(7,715)	(3.9)
IVERIC bio, Inc.	(3,852)	(68,180)	(34.2)
Jamf Holding Corp.	(25,687)	(1,223,986)	(614.2)
John B Sanfilippo & Son, Inc.	(194)	(16,393)	(8.2)
Kimball Electronics, Inc.	(805)	(23,144)	(11.6)
Koppers Holdings, Inc.	(4,846)	(170,046)	(85.3)
Korn Ferry	(25,458)	(1,965,612)	(986.3)
Landec Corp.	(43,631)	(424,093)	(212.8)
Laureate Education, Inc., Class A	(26,456)	(458,218)	(229.9)
Lexicon Pharmaceuticals, Inc.	(29,241)	(154,685)	(77.6)
Lexington Realty Trust	(2,584)	(37,649)	(18.9)
Liberty Latin America Ltd., Class C	(14,726)	(177,154)	(88.9)
Liberty Media Corp-Liberty Braves	(3,894)	(119,040)	(59.7)
Liberty Media Corp-Liberty Braves	(6,297)	(187,147)	(93.9)
Live Oak Bancshares, Inc.	(779)	(69,471)	(34.9)
Loral Space & Communications, Inc.	(5,486)	(273,313)	(137.1)
Lordstown Motors Corp., Class A	(119,382)	(617,205)	(309.7)
LTC Properties, Inc.	(11,257)	(358,648)	(180.0)
Madison Square Garden Entertainment Corp.	(3,480)	(245,236)	(123.1)
Madrigal Pharmaceuticals, Inc.	(88)	(6,842)	(3.4)
Manitowoc Co., Inc.	(355)	(7,608)	(3.8)
Masonite International Corp.	(1,811)	(217,338)	(109.1)

58	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Matson, Inc.	(20,761)	$(1,728,976)	(867.6)%
Maxar Technologies, Inc.	(21,250)	(564,187)	(283.1)
MBIA, Inc.	(12,539)	(194,856)	(97.8)
MeiraGTx Holdings PLC	(1,392)	(29,928)	(15.0)
Meredith Corp.	(8,483)	(494,050)	(247.9)
Meridian Bioscience, Inc.	(19,532)	(367,397)	(184.4)
MetroMile, Inc.	(33,604)	(103,164)	(51.8)
MGM Growth Properties LLC	(1,005)	(39,577)	(19.9)
MicroVision, Inc.	(973)	(7,405)	(3.7)
ModivCare, Inc.	(6,212)	(1,011,127)	(507.4)
Monarch Casino & Resort, Inc.	(4,469)	(322,751)	(162.0)
Movado Group, Inc.	(521)	(17,349)	(8.7)
Myers Industries, Inc.	(8,171)	(168,159)	(84.4)
MYR Group, Inc.	(7,643)	(780,732)	(391.8)
Nautilus, Inc.	(26,408)	(270,154)	(135.6)
NeoPhotonics Corp.	(7,409)	(74,979)	(37.6)
Northfield Bancorp, Inc.	(24,270)	(425,938)	(213.7)
Novanta, Inc.	(3,953)	(682,130)	(342.3)
NV5 Global, Inc.	(2,182)	(227,212)	(114.0)
Ocugen, Inc.	(14,860)	(175,942)	(88.3)
OneSpan, Inc.	(8,987)	(183,515)	(92.1)
Ontrak, Inc.	(38,529)	(331,349)	(166.3)
Owens & Minor, Inc.	(8,371)	(300,351)	(150.7)
Pactiv Evergreen, Inc.	(9,833)	(136,777)	(68.6)
Paya Holdings, Inc.	(2,811)	(25,608)	(12.9)
PetMed Express, Inc.	(2,834)	(80,571)	(40.4)
PJT Partners, Inc.	(819)	(66,986)	(33.6)
Plantronics, Inc.	(21,845)	(584,572)	(293.3)
PLBY Group, Inc.	(25,570)	(718,006)	(360.3)
Plexus Corp.	(17,126)	(1,495,442)	(750.4)
Radius Health, Inc.	(20,600)	(444,960)	(223.3)
Rambus, Inc.	(3,211)	(74,720)	(37.5)
Rayonier, Inc.	(3,652)	(136,329)	(68.4)
REGENXBIO, Inc.	(7,757)	(274,908)	(137.9)
Renalytix PLC	(489)	(5,874)	(2.9)
REV Group, Inc.	(15,356)	(232,029)	(116.4)
Ribbon Communications, Inc.	(1,070)	(5,853)	(2.9)
Rimini Street, Inc.	(626)	(6,517)	(3.3)
Rite Aid Corp.	(18,534)	(251,877)	(126.4)
Rogers Corp.	(5,645)	(1,135,322)	(569.7)
Romeo Power, Inc.	(100,345)	(435,497)	(218.5)
Rubius Therapeutics, Inc.	(392)	(5,570)	(2.8)
Sage Therapeutics, Inc.	(918)	(37,050)	(18.6)
Schnitzer Steel Industries, Inc., Class A	(1,511)	(81,292)	(40.8)
Schweitzer-Mauduit International, Inc.	(10,610)	(369,652)	(185.5)
Seaboard Corp.	(156)	(600,603)	(301.4)
Seacoast Banking Corp. of Florida	(250)	(9,108)	(4.6)
Seer, Inc.	(4,194)	(154,842)	(77.7)
Senseonics Holdings, Inc.	(18,400)	(64,400)	(32.3)
Shyft Group, Inc.	(10,905)	(449,395)	(225.5)
SIGA Technologies, Inc.	(45,896)	(330,910)	(166.1)
Silgan Holdings, Inc.	(40,350)	(1,622,070)	(813.9)
Silvergate Capital Corp., Class A	(1,145)	(179,330)	(90.0)
SiTime Corp.	(78)	(20,661)	(10.4)
Skyline Champion Corp.	(18,768)	(1,188,390)	(596.3)
Sleep Number Corp.	(200)	(17,668)	(8.9)
SMART Global Holdings, Inc.	(5,087)	(271,951)	(136.5)
SolarWinds Corp.	(48,922)	(787,644)	(395.2)
Sorrento Therapeutics, Inc.	(6,069)	(41,633)	(20.9)
Spectrum Brands Holdings, Inc.	(18,379)	(1,723,031)	(864.6)
St Joe Co.	(9,771)	(459,432)	(230.5)

Security	Shares	Value	% of Basket Value

United States (continued)
Standex International Corp.	(6,311)	$(702,225)	(352.4)%
StepStone Group, Inc., Class A	(2,757)	(129,524)	(65.0)
Sterling Construction Co., Inc.	(32,329)	(777,189)	(390.0)
Summit Hotel Properties, Inc.	(13,367)	(133,670)	(67.1)
Sunstone Hotel Investors, Inc.	(32,925)	(406,294)	(203.9)
Syndax Pharmaceuticals, Inc.	(397)	(7,722)	(3.9)
Tennant Co.	(4,790)	(380,613)	(191.0)
Tenneco, Inc., Class A	(38,536)	(511,373)	(256.6)
TherapeuticsMD, Inc.	(19,553)	(14,235)	(7.1)
Tivity Health, Inc.	(6,336)	(158,527)	(79.5)
Tredegar Corp.	(40,123)	(483,883)	(242.8)
TreeHouse Foods, Inc.	(22,960)	(829,774)	(416.4)
Triumph Bancorp, Inc.	(2,798)	(328,205)	(164.7)
Triumph Group, Inc.	(468)	(9,571)	(4.8)
TrueBlue, Inc.	(13,399)	(373,162)	(187.3)
TTM Technologies, Inc.	(73,794)	(977,033)	(490.3)
Tupperware Brands Corp.	(46,349)	(1,030,802)	(517.2)
Unisys Corp.	(9,278)	(237,238)	(119.0)
United Natural Foods, Inc.	(42,006)	(1,822,640)	(914.6)
Universal Corp.	(22,497)	(1,057,359)	(530.6)
Utz Brands, Inc.	(32,508)	(506,800)	(254.3)
Vaxart, Inc.	(37,722)	(253,115)	(127.0)
Velodyne Lidar, Inc.	(89,387)	(545,261)	(273.6)
Veritone, Inc.	(17,139)	(512,627)	(257.2)
Vicor Corp.	(7,921)	(1,200,744)	(602.5)
ViewRay, Inc.	(1,086)	(7,939)	(4.0)
Virtus Investment Partners, Inc.	(64)	(20,480)	(10.3)
Vivint Smart Home, Inc.	(2,867)	(26,004)	(13.1)
Vuzix Corp.	(41,580)	(444,490)	(223.0)
Wabash National Corp.	(2,374)	(36,868)	(18.5)
Walker & Dunlop, Inc.	(48)	(6,243)	(3.1)
Washington Federal, Inc.	(8,713)	(308,092)	(154.6)
Watts Water Technologies, Inc.	(6,421)	(1,220,118)	(612.2)
White Mountains Insurance Group Ltd.	(1,792)	(1,890,542)	(948.7)
Whiting Petroleum Corp.	(3,455)	(225,024)	(112.9)
Workhorse Group, Inc.	(5,794)	(38,994)	(19.6)
World Fuel Services Corp.	(12,065)	(368,344)	(184.8)
WW International, Inc.	(1,164)	(20,207)	(10.1)
XL Fleet Corp.	(25,875)	(141,795)	(71.2)
Xperi Holding Corp.	(19,052)	(341,412)	(171.3)
Zomedica Corp.	(13,251)	(6,763)	(3.4)

		(93,711,968)

Total Reference Entity — Short		(150,466,086)

Net Value of Reference Entity — Goldman Sachs & Co.		$199,286

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with UBS AG as of period end, termination date July 8, 2022:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Australia
Alumina Ltd.	139,727	$211,172	(14.3)%
Aristocrat Leisure Ltd.	27,890	989,167	(67.3)
Bendigo & Adelaide Bank Ltd.	1,705	11,942	(0.8)
CSR Ltd.	11,411	51,226	(3.5)

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Australia (continued)
Flight Centre Travel Group Ltd.	8,826	$133,555	(9.1)%
Fortescue Metals Group Ltd.	10,401	108,379	(7.4)
Glencore PLC	16,847	84,245	(5.7)
JB Hi-Fi Ltd.	8,625	329,297	(22.4)
Metcash Ltd.	44,707	137,785	(9.4)
Mineral Resources Ltd.	1,512	44,450	(3.0)
Orocobre Ltd.	12,967	87,571	(5.9)
Platinum Asset Management Ltd.	254,696	588,166	(40.0)
South32 Ltd.	42,317	114,154	(7.8)
Woodside Petroleum Ltd.	1,244	21,747	(1.5)

		2,912,856

Austria
ams AG	23,044	456,232	(31.0)
Erste Group Bank AG	10,058	431,345	(29.3)
Verbund AG	109	11,362	(0.8)

		898,939

Belgium
Galapagos NV	2,481	131,569	(8.9)
Solvay SA	4,201	499,381	(34.0)
Telenet Group Holding NV	15,959	573,343	(39.0)

		1,204,293

Bermuda
Hiscox Ltd.	44,256	503,518	(34.2)

Canada
Agnico Eagle Mines Ltd.	759	40,287	(2.7)
Air Canada	4,537	81,348	(5.5)
Alimentation Couche-Tard, Inc., Class B	2,465	92,457	(6.3)
Boralex Inc.	2,744	84,919	(5.8)
CAE, Inc.	406	12,312	(0.8)
Canadian Western Bank	375	11,996	(0.8)
Crescent Point Energy Corp.	154,449	776,239	(52.8)
Descartes Systems Group, Inc.	3,210	262,148	(17.8)
Docebo, Inc.	883	66,097	(4.5)
Franco-Nevada Corp.	2,309	329,465	(22.4)
GFL Environmental, Inc.	16,883	694,227	(47.2)
Great-West Lifeco, Inc.	483	14,210	(1.0)
IGM Financial, Inc.	1,956	77,665	(5.3)
Imperial Oil Ltd.	13,773	466,297	(31.7)
Innergex Renewable Energy Inc.	78,076	1,299,584	(88.4)
Ivanhoe Mines Ltd., Class A	2,354	18,469	(1.3)
Keyera Corp.	7,231	185,332	(12.6)
Kinaxis, Inc.	631	97,934	(6.7)
Lightspeed Commerce, Inc.	291	28,364	(1.9)
NexGen Energy Ltd.	15,510	85,721	(5.8)
Parex Resources, Inc.	1,870	36,309	(2.5)
Parkland Corp./Canada	2,144	62,383	(4.2)
Topicus.com Inc.	545	60,819	(4.1)
Wheaton Precious Metals Corp.	1,409	56,879	(3.9)

		4,941,461

Denmark
Chr Hansen Holding A/S	284	22,596	(1.5)
ISS A/S	585	11,674	(0.8)

		34,270

Finland
Fortum OYJ	1,601	47,614	(3.2)

Security	Shares	Value	% of Basket Value

Finland (continued)
Kone Oyj, Class B	9,939	$677,831	(46.1)%
Outokumpu OYJ	14,528	90,493	(6.2)

		815,938

France
Airbus SE	1,458	187,035	(12.7)
ALD SA	35,889	534,944	(36.4)
Arkema SA	543	74,279	(5.1)
Bouygues SA	6,570	266,186	(18.1)
Carrefour SA	4,463	80,797	(5.5)
Elis SA	1,008	19,139	(1.3)
Engie SA	1,967	27,981	(1.9)
Eurazeo SE	807	75,643	(5.1)
L’Oreal SA	847	387,464	(26.3)
Rubis SCA	38,951	1,248,352	(84.9)
Societe Generale SA	14,262	476,407	(32.4)
Unibail-Rodamco-Westfield	464	33,132	(2.3)
Valeo SA	18,188	534,401	(36.3)
Wendel SE	3,520	468,898	(31.9)

		4,414,658

Germany
Adidas AG	867	283,770	(19.3)
Bayerische Motoren Werke AG	1,521	153,676	(10.4)
Beiersdorf AG	512	54,443	(3.7)
Covestro AG	272	17,418	(1.2)
Deutsche Lufthansa AG	37,815	249,976	(17.0)
Fraport AG Frankfurt Airport Services Worldwide	2,894	207,128	(14.1)
Gerresheimer AG	1,271	116,618	(7.9)
HelloFresh SE	3,673	297,656	(20.2)
Hochtief AG	9,617	741,954	(50.5)
HUGO BOSS AG	527	32,999	(2.2)
MTU Aero Engines AG	2,131	474,653	(32.3)
ProSiebenSat.1 Media SE	12,436	208,312	(14.2)
Rheinmetall AG	3,627	351,917	(23.9)
Scout24 AG	7,861	547,487	(37.2)
Siemens AG	1,419	230,704	(15.7)
TeamViewer AG	8,682	129,581	(8.8)
thyssenkrupp AG	10,467	108,958	(7.4)
Wacker Chemie AG	566	102,280	(7.0)

		4,309,530

Hong Kong
ASM Pacific Technology Ltd.	6,600	71,415	(4.9)
Bank of East Asia Ltd.	10,400	17,080	(1.2)
Dah Sing Banking Group Ltd.	133,600	127,821	(8.7)
Dah Sing Financial Holdings Ltd.	146,800	455,045	(30.9)
Hutchison Port Holdings Trust	433,000	93,272	(6.3)
Pacific Basin Shipping Ltd.	202,000	93,224	(6.3)
Shun Tak Holdings Ltd.	752,000	205,575	(14.0)
Swire Pacific Ltd., Class A	36,000	226,317	(15.4)
Swire Properties Ltd.	163,200	437,534	(29.7)
United Energy Group Ltd.	3,160,000	280,239	(19.1)
Yue Yuen Industrial Holdings Ltd.	160,000	339,634	(23.1)

		2,347,156

Ireland
AIB Group PLC	49,028	132,693	(9.0)
Bank of Ireland Group PLC	35,885	213,774	(14.5)
Experian PLC	989	45,347	(3.1)

		391,814

60	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Israel
Paz Oil Co. Ltd.	1,794	$228,652	(15.5)%

Italy
BPER Banca	2,686	5,889	(0.4)
Davide Campari-Milano NV	9,014	128,036	(8.7)
Mediobanca Banca di Credito Finanziario SpA	9,160	109,304	(7.4)
Pirelli & C SpA	5,415	33,304	(2.3)
Saipem SpA	33,289	72,936	(5.0)

		349,469

Japan
Advantest Corp.	2,800	229,566	(15.6)
Alfresa Holdings Corp.	1,000	14,097	(1.0)
Alps Alpine Co. Ltd.	30,600	298,994	(20.3)
Amada Co. Ltd.	7,700	76,072	(5.2)
Amano Corp.	1,400	34,644	(2.4)
Benesse Holdings, Inc.	38,700	885,385	(60.2)
Canon, Inc.	48,400	1,100,585	(74.8)
Casio Computer Co. Ltd.	10,500	148,587	(10.1)
COMSYS Holdings Corp.	31,200	772,544	(52.5)
Daikin Industries Ltd.	3,500	766,552	(52.1)
Dentsu Group, Inc.	9,100	332,548	(22.6)
DMG Mori Co. Ltd.	800	13,777	(0.9)
Elecom Co. Ltd.	1,000	15,296	(1.0)
Ezaki Glico Co. Ltd.	6,400	232,278	(15.8)
Fuji Oil Holdings, Inc.	1,600	37,549	(2.6)
Hisamitsu Pharmaceutical Co., Inc.	4,500	153,525	(10.4)
Honda Motor Co. Ltd.	8,100	239,581	(16.3)
Hoshizaki Corp.	3,300	277,500	(18.9)
Hoya Corp.	300	44,162	(3.0)
Hulic Co. Ltd.	47,600	457,697	(31.1)
IHI Corp.	1,300	30,365	(2.1)
Japan Post Bank Co. Ltd.	4,000	31,208	(2.1)
Japan Post Insurance Co. Ltd.	1,800	29,204	(2.0)
JGC Holdings Corp.	39,100	367,435	(25.0)
Kamigumi Co. Ltd.	5,000	100,675	(6.9)
Kansai Paint Co. Ltd.	600	13,894	(0.9)
Keyence Corp.	700	422,530	(28.7)
Kobe Steel Ltd.	37,500	220,327	(15.0)
Koito Manufacturing Co. Ltd.	3,400	192,910	(13.1)
Konica Minolta, Inc.	106,500	527,142	(35.9)
Kuraray Co. Ltd.	5,100	46,150	(3.1)
Marubeni Corp.	5,200	44,124	(3.0)
Maruwa Unyu Kikan Co. Ltd.	6,400	89,629	(6.1)
Mitsubishi Heavy Industries Ltd.	14,100	360,577	(24.5)
Mitsubishi Motors Corp.	349,100	1,117,302	(76.0)
MS&AD Insurance Group Holdings, Inc.	6,400	206,767	(14.1)
NEC Corp.	1,400	71,683	(4.9)
Nihon Kohden Corp.	7,300	232,280	(15.8)
Nikon Corp.	29,800	328,567	(22.3)
Nippon Television Holdings, Inc.	86,900	936,230	(63.7)
Nissan Motor Co. Ltd.	75,300	383,266	(26.1)
Nitori Holdings Co. Ltd.	3,800	698,100	(47.5)
NOK Corp.	11,700	135,811	(9.2)
Obayashi Corp.	8,600	72,603	(4.9)
Omron Corp.	600	57,381	(3.9)
Park24 Co. Ltd.	1,600	24,508	(1.7)
PeptiDream, Inc.	2,900	70,099	(4.8)
Rakus Co. Ltd.	15,100	478,586	(32.5)
Recruit Holdings Co. Ltd.	14,100	937,918	(63.8)
Ricoh Co. Ltd.	48,000	467,416	(31.8)

Security	Shares	Value	% of Basket Value

Japan (continued)
Sega Sammy Holdings, Inc.	21,100	$300,051	(20.4)%
Seiko Epson Corp.	18,800	334,754	(22.8)
Shimadzu Corp.	600	24,295	(1.7)
Shimano, Inc.	500	139,507	(9.5)
Shimizu Corp.	13,300	97,447	(6.6)
Subaru Corp.	38,600	757,131	(51.5)
Sumitomo Chemical Co. Ltd.	119,200	587,217	(39.9)
Sundrug Co. Ltd.	5,800	169,743	(11.5)
Suntory Beverage & Food Ltd.	500	19,401	(1.3)
Taisei Corp.	9,700	304,378	(20.7)
Tokyo Electron Ltd.	500	233,016	(15.8)
Toppan Inc.	3,100	50,041	(3.4)
Toray Industries, Inc.	16,600	103,443	(7.0)
TV Asahi Holdings Corp.	2,700	40,973	(2.8)
Welcia Holdings Co. Ltd.	15,600	582,370	(39.6)
Yamaguchi Financial Group, Inc.	20,300	113,325	(7.7)
Yamazaki Baking Co. Ltd.	35,200	534,716	(36.4)

		19,217,434

Luxembourg
L’Occitane International SA	34,500	123,396	(8.4)
SES SA	19,504	175,170	(11.9)

		298,566

Macau
MGM China Holdings Ltd.	268,400	196,931	(13.4)
Sands China Ltd.	100,000	227,917	(15.5)

		424,848

Netherlands
Koninklijke KPN NV	25,921	77,450	(5.3)
Koninklijke Vopak NV	2,682	106,738	(7.2)
PostNL NV	3,144	13,645	(0.9)
Randstad NV	5,668	407,231	(27.7)

		605,064

New Zealand
a2 Milk Co. Ltd.	2,350	11,145	(0.8)
Mainfreight Ltd.	189	12,179	(0.8)
Mercury NZ Ltd.	7,430	32,676	(2.2)
Xero Ltd.	609	69,440	(4.7)

		125,440

Norway
Equinor ASA	1,989	50,398	(3.4)
Nordic Semiconductor ASA	684	20,322	(1.4)
Norsk Hydro ASA	3,672	26,972	(1.8)
Orkla ASA	1,434	13,948	(1.0)

		111,640

Portugal
Galp Energia SGPS SA	15,644	162,509	(11.1)

Singapore
Jardine Cycle & Carriage Ltd.	13,900	232,369	(15.8)
SIA Engineering Co. Ltd.	65,400	105,322	(7.2)
Singapore Telecommunications Ltd.	330,700	613,526	(41.7)

		951,217

Spain
Aena SME SA	221	36,296	(2.5)

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Spain (continued)
Banco de Sabadell SA	276,854	$222,811	(15.2)%
Fluidra SA	2,209	84,369	(5.7)

		343,476

Sweden
Hexagon AB, B Shares	6,532	105,124	(7.1)
Investment AB Latour, B Shares	5,100	185,250	(12.6)
Saab AB	9,423	262,696	(17.9)
Samhallsbyggnadsbolaget i Norden AB	25,361	170,097	(11.6)
Tele2 AB, B Shares	3,642	51,474	(3.5)
Telefonaktiebolaget LM Ericsson, B Shares	2,550	27,834	(1.9)

		802,475

Switzerland
Adecco Group AG	8,084	407,272	(27.7)
Cie Financiere Richemont SA, Class A	298	36,878	(2.5)
Clariant AG	28,203	593,744	(40.4)
Dufry AG	700	37,062	(2.5)
Idorsia Ltd.	205	4,221	(0.3)
Partners Group Holding AG	26	45,421	(3.1)
Swatch Group AG	64	17,559	(1.2)

		1,142,157

United Kingdom
Ashmore Group PLC	51,293	236,991	(16.1)
ASOS PLC	3,701	125,652	(8.6)
Aston Martin Lagonda Global Holdings PLC	21,428	500,175	(34.0)
Babcock International Group PLC	38,663	168,849	(11.5)
Bellway PLC	5,671	257,315	(17.5)
boohoo Group PLC	201,124	500,248	(34.0)
British Land Co. PLC	5,082	34,314	(2.4)
BT Group PLC	191,425	363,675	(24.7)
Centrica PLC	223,042	184,118	(12.5)
Future PLC	429	20,713	(1.4)
HomeServe PLC	44,652	522,478	(35.5)
Inchcape PLC	94,288	1,065,853	(72.5)
ITV PLC	39,780	58,548	(4.0)
John Wood Group PLC	47,027	137,133	(9.3)
Phoenix Group Holdings PLC	34,666	311,250	(21.2)
Rightmove PLC	56,159	530,847	(36.1)
Rolls-Royce Holdings PLC	43,409	78,346	(5.3)
Smiths Group PLC	12,218	226,864	(15.4)
Spirax-Sarco Engineering PLC	131	27,964	(1.9)
Trainline PLC	22,116	95,885	(6.5)
Travis Perkins PLC	6,757	142,849	(9.7)
Virgin Money UK PLC	7,314	20,405	(1.4)

		5,610,472

United States
Carnival PLC	7,025	141,804	(9.7)

Security	Shares	Value	% of Basket Value

United States (continued)
Ovintiv Inc.	1,505	$56,462	(3.8)%
Reliance Worldwide Corp. Ltd.	12,028	52,888	(3.6)

		251,154

Total Reference Entity — Long		53,399,006

Reference Entity — Short

Common Stocks

Australia
TPG Telecom Ltd.	(4,720)	(24,095)	1.6

Austria
OMV AG	(3,005)	(181,933)	12.4
Raiffeisen Bank International AG	(684)	(19,986)	1.3

		(201,919)

Belgium
Cofinimmo SA	(74)	(11,939)	0.8
Warehouses De Pauw CVA	(2,168)	(98,723)	6.7

		(110,662)

Canada
Kinross Gold Corp.	(35,336)	(212,427)	14.5

Denmark
H Lundbeck A/S.	(1,307)	(36,399)	2.5

Finland
Elisa Oyj	(2,750)	(165,963)	11.3
Kojamo OYJ	(17,317)	(387,980)	26.4
Orion OYJ, Class B	(390)	(16,888)	1.1
Stora Enso OYJ	(8,981)	(149,440)	10.2
TietoEVRY OYJ	(399)	(12,236)	0.8

		(732,507)

France
Accor SA	(4,074)	(145,794)	9.9
BNP Paribas SA	(2,789)	(186,688)	12.7
Danone SA	(580)	(37,808)	2.6
Dassault Aviation SA	(4,290)	(448,321)	30.5
Edenred	(2,940)	(159,087)	10.8
Faurecia SE	(825)	(43,088)	2.9
Sanofi	(1,447)	(145,343)	9.9
SOITEC	(98)	(26,092)	1.8

		(1,192,221)

Germany
CTS Eventim AG & Co. KGaA	(6,160)	(448,020)	30.5
Deutsche Bank AG	(4,725)	(60,694)	4.1
Deutsche Telekom AG	(34,278)	(637,473)	43.4
Eckert & Ziegler Strahlen- und Medizintechnik AG	(4,315)	(646,116)	43.9
Flatex AG	(5,296)	(120,302)	8.2
Fresenius Medical Care AG & Co. KGaA	(318)	(21,124)	1.4
Hella GmbH & Co. KGaA	(2,237)	(155,517)	10.6
LEG Immobilien SE	(212)	(31,534)	2.2
Porsche Automobil Holding SE	(4,989)	(519,237)	35.3
Puma SE	(1,543)	(191,409)	13.0
TAG Immobilien AG	(406)	(12,335)	0.8
Vantage Towers AG	(5,613)	(192,972)	13.1

		(3,036,733)

62	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Ireland
Flutter Entertainment PLC	(360)	$(68,150)	4.7%
Grafton Group PLC	(5,682)	(104,364)	7.1
Kingspan Group PLC	(1,228)	(141,374)	9.6

		(313,888)

Italy
A2A SpA	(8,792)	(18,501)	1.3
Assicurazioni Generali SpA	(49,312)	(1,073,778)	73.0
Buzzi Unicem SpA	(2,541)	(59,265)	4.0
DiaSorin SpA	(2,359)	(533,285)	36.3
Infrastrutture Wireless Italiane SpA	(15,757)	(174,085)	11.8
Moncler SpA	(921)	(66,279)	4.5
Nexi SpA	(16,864)	(293,217)	20.0
Unipol Gruppo SpA	(13,570)	(77,938)	5.3

		(2,296,348)

Japan
Aeon Mall Co Ltd.	(40,000)	(585,988)	39.8
Ain Holdings, Inc.	(5,300)	(312,830)	21.3
Ariake Japan Co. Ltd.	(200)	(13,022)	0.9
Asahi Group Holdings Ltd.	(10,600)	(481,031)	32.7
Bank of Kyoto Ltd.	(3,100)	(139,417)	9.5
Benefit One, Inc.	(300)	(15,140)	1.0
Central Japan Railway Co.	(3,800)	(563,694)	38.3
Concordia Financial Group Ltd.	(325,600)	(1,294,153)	88.0
Credit Saison Co. Ltd.	(10,100)	(123,823)	8.4
Daio Paper Corp.	(700)	(12,318)	0.8
Daiwa House REIT Investment Corp.	(12)	(34,436)	2.3
DeNA Co. Ltd.	(23,700)	(437,791)	29.8
East Japan Railway Co.	(1,300)	(80,972)	5.5
ENEOS Holdings, Inc.	(79,400)	(320,161)	21.8
Fancl Corp.	(23,500)	(712,472)	48.4
Fast Retailing Co. Ltd.	(400)	(265,527)	18.1
Fukuoka Financial Group, Inc.	(1,100)	(19,762)	1.3
Fukuyama Transporting Co. Ltd.	(7,300)	(290,795)	19.8
GS Yuasa Corp.	(3,300)	(71,840)	4.9
GungHo Online Entertainment, Inc.	(24,400)	(457,765)	31.1
Hachijuni Bank Ltd.	(125,800)	(420,447)	28.6
Harmonic Drive Systems, Inc.	(4,400)	(199,459)	13.6
Hino Motors Ltd.	(19,000)	(179,734)	12.2
Hirogin Holdings, Inc.	(103,200)	(568,554)	38.7
Hirose Electric Co. Ltd.	(500)	(83,615)	5.7
Hitachi Construction Machinery Co. Ltd.	(5,300)	(169,101)	11.5
Ibiden Co. Ltd.	(9,500)	(570,816)	38.8
Ichigo, Inc.	(3,800)	(11,376)	0.8
Idemitsu Kosan Co. Ltd.	(3,200)	(87,399)	5.9
Industrial & Infrastructure Fund Investment Corp.	(7)	(12,805)	0.9
INFRONEER Holdings, Inc.	(126,540)	(1,048,070)	71.3
Invincible Investment Corp.	(82)	(32,419)	2.2
Isetan Mitsukoshi Holdings Ltd.	(1,700)	(12,380)	0.8
Ito En Ltd.	(300)	(19,982)	1.4
Iwatani Corp.	(6,400)	(378,019)	25.7
Japan Exchange Group, Inc.	(2,200)	(52,092)	3.5
Japan Logistics Fund, Inc.	(7)	(20,912)	1.4
Japan Prime Realty Investment Corp.	(10)	(36,679)	2.5
Japan Real Estate Investment Corp.	(37)	(226,782)	15.4
Japan Retail Fund Investment Corp.	(539)	(495,082)	33.7
Japan Steel Works Ltd.	(500)	(14,689)	1.0
JCR Pharmaceuticals Co. Ltd.	(3,600)	(88,354)	6.0
Jeol Ltd.	(600)	(45,473)	3.1
JMDC, Inc.	(13,900)	(1,045,002)	71.1

Security	Shares	Value	% of Basket Value

Japan (continued)
Kadokawa Dwango	(15,400)	$(813,129)	55.3%
Kagome Co. Ltd.	(5,200)	(131,954)	9.0
Kansai Electric Power Co., Inc.	(110,400)	(1,016,465)	69.1
Keikyu Corp.	(65,800)	(742,646)	50.5
Keio Corp.	(6,100)	(307,914)	20.9
Kirin Holdings Co Ltd.	(1,500)	(26,109)	1.8
Koei Tecmo Holdings Co. Ltd.	(6,600)	(307,218)	20.9
Konami Holdings Corp.	(1,300)	(71,540)	4.9
Kotobuki Spirits Co. Ltd.	(1,000)	(66,861)	4.5
Kyowa Kirin Co. Ltd.	(3,200)	(105,242)	7.2
Kyushu Railway Co.	(1,100)	(24,623)	1.7
Marui Group Co. Ltd.	(2,100)	(41,210)	2.8
Matsui Securities Co. Ltd.	(1,700)	(12,196)	0.8
Matsumotokiyoshi Holdings Co. Ltd.	(1,100)	(48,773)	3.3
Medipal Holdings Corp.	(900)	(16,227)	1.1
MINEBEA MITSUMI, Inc.	(68,500)	(1,734,216)	117.9
Mitsubishi UFJ Financial Group, Inc.	(2,200)	(12,016)	0.8
Mitsui High-Tec, Inc.	(400)	(30,896)	2.1
Miura Co. Ltd.	(500)	(19,233)	1.3
Mizuho Financial Group, Inc.	(15,000)	(197,969)	13.5
Mori Hills REIT Investment Corp.	(83)	(112,535)	7.6
Murata Manufacturing Co. Ltd.	(6,800)	(504,414)	34.3
Nidec Corp.	(3,400)	(376,577)	25.6
Nippon Building Fund, Inc.	(59)	(383,320)	26.1
Nippon Electric Glass Co. Ltd.	(10,400)	(265,543)	18.1
Nippon Kayaku Co. Ltd.	(35,000)	(368,623)	25.1
Nippon Shokubai Co. Ltd.	(300)	(15,635)	1.1
Nippon Steel Corp.	(14,500)	(254,225)	17.3
Nishi-Nippon Railroad Co. Ltd.	(25,300)	(623,223)	42.4
Noevir Holdings Co. Ltd.	(300)	(14,674)	1.0
Nomura Holdings, Inc.	(11,200)	(53,340)	3.6
Nomura Real Estate Master Fund, Inc.	(64)	(95,838)	6.5
Odakyu Electric Railway Co. Ltd.	(16,600)	(359,878)	24.5
Oji Holdings Corp.	(20,900)	(103,596)	7.0
Orient Corp.	(206,000)	(282,701)	19.2
ORIX Corp.	(31,900)	(634,054)	43.1
Orix JREIT, Inc.	(13)	(21,568)	1.5
Osaka Gas Co. Ltd.	(5,000)	(80,590)	5.5
Otsuka Holdings Co. Ltd.	(1,500)	(59,324)	4.0
Pan Pacific International Holdings Corp.	(600)	(12,598)	0.9
Rohto Pharmaceutical Co. Ltd.	(1,800)	(54,997)	3.7
Ryohin Keikaku Co. Ltd.	(41,400)	(815,838)	55.5
Sapporo Holdings Ltd.	(18,800)	(407,906)	27.7
SBI Holdings, Inc.	(500)	(12,960)	0.9
Sekisui House REIT, Inc.	(19)	(14,364)	1.0
Shinko Electric Industries Co. Ltd.	(800)	(32,230)	2.2
Shionogi & Co. Ltd.	(9,200)	(599,842)	40.8
Shizuoka Bank Ltd.	(48,200)	(388,125)	26.4
Showa Denko KK	(8,800)	(220,704)	15.0
Sony Corp.	(4,600)	(532,663)	36.2
Square Enix Holdings Co. Ltd.	(1,800)	(98,604)	6.7
Sumitomo Realty & Development Co. Ltd.	(38,500)	(1,391,386)	94.6
Toho Gas Co. Ltd.	(14,900)	(441,374)	30.0
Tokai Carbon Co. Ltd.	(29,000)	(379,341)	25.8
Tokyo Electric Power Co. Holdings, Inc.	(136,000)	(376,720)	25.6
Tokyo Tatemono Co. Ltd.	(1,000)	(14,698)	1.0
Tokyu Corp.	(35,200)	(496,257)	33.7
Tokyu Fudosan Holdings Corp.	(70,300)	(407,347)	27.7
Tosoh Corp.	(9,000)	(151,569)	10.3
Tsumura & Co.	(500)	(15,583)	1.1

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Ube Industries Ltd.	(4,200)	$(78,252)	5.3%
Ushio, Inc.	(2,800)	(50,093)	3.4
Yamato Holdings Co. Ltd.	(1,000)	(24,583)	1.7

		(29,406,307)

Luxembourg
ArcelorMittal	(10,550)	(356,803)	24.3
Aroundtown SA	(84,094)	(584,412)	39.7
Grand City Properties SA	(10,444)	(267,509)	18.2
Tenaris SA	(13,247)	(147,522)	10.0

		(1,356,246)

Netherlands
Aalberts NV	(1,252)	(69,296)	4.7
Aegon NV	(27,956)	(141,801)	9.7
Alfen Beheer BV	(1,578)	(177,759)	12.1
Argenx SE	(665)	(200,204)	13.6
EXOR NV	(5,449)	(514,009)	35.0
Just Eat Takeaway.com NV	(1,313)	(94,320)	6.4
QIAGEN NV	(6,289)	(345,983)	23.5
Shop Apotheke Europe NV	(2,824)	(428,261)	29.1

		(1,971,633)

Norway
Adevinta ASA	(6,721)	(111,019)	7.6
Kahoot! ASA	(87,175)	(522,634)	35.5
NEL ASA	(489,295)	(1,035,968)	70.4
Salmar Asa	(14,439)	(1,101,558)	74.9

		(2,771,179)

Singapore
City Developments Ltd.	(5,700)	(30,942)	2.1
Golden Agri-Resources Ltd.	(933,000)	(182,984)	12.5
Mapletree North Asia Commercial Trust	(16,100)	(12,200)	0.8
Sembcorp Industries Ltd.	(499,900)	(746,090)	50.7

		(972,216)

Spain
Pharma Mar SA	(2,164)	(167,956)	11.4
Solaria Energia y Medio Ambiente SA	(14,818)	(296,541)	20.2
Telefonica SA	(70,747)	(307,301)	20.9

		(771,798)

Sweden
Atlas Copco AB	(2,560)	(138,736)	9.4
Holmen AB	(9,301)	(412,928)	28.1

Security	Shares	Value	% of Basket Value

Sweden (continued)
Skandinaviska Enskilda Banken AB	(16,017)	$(250,471)	17.0%
Swedish Orphan Biovitrum AB	(1,832)	(49,785)	3.4
Volvo AB	(10,651)	(248,373)	16.9
Volvo AB	(27,859)	(658,618)	44.8

		(1,758,911)

Switzerland
Ferrexpo PLC	(15,914)	(67,888)	4.6
Galenica AG	(1,996)	(146,201)	9.9
Nestle SA	(94)	(12,399)	0.8
Novartis AG	(1,861)	(153,928)	10.5
Swatch Group AG	(10,346)	(550,399)	37.4
Swiss Re AG	(1,832)	(177,476)	12.1
Zur Rose Group AG	(7)	(2,485)	0.2

		(1,110,776)

United Kingdom
3i Group PLC	(889)	(16,602)	1.1
BAE Systems PLC	(3,023)	(22,794)	1.6
Berkeley Group Holdings PLC	(12,231)	(729,562)	49.6
Ceres Power Holdings PLC	(14,290)	(243,558)	16.6
Games Workshop Group PLC	(113)	(14,916)	1.0
Greggs PLC	(2,140)	(89,445)	6.1
HSBC Holdings PLC	(14,479)	(87,238)	5.9
J Sainsbury PLC	(71,278)	(291,945)	19.9
Land Securities Group PLC	(59,673)	(560,597)	38.1
London Stock Exchange Group PLC	(611)	(59,477)	4.0
Ocado Group PLC	(44,998)	(1,110,577)	75.5
Rio Tinto PLC	(34,792)	(2,169,332)	147.5
Segro PLC	(13,554)	(239,561)	16.3
Severn Trent PLC	(4,985)	(186,700)	12.7
Tesco PLC	(66,478)	(245,455)	16.7
UNITE Group PLC	(9,841)	(146,934)	10.0
Weir Group PLC	(5,463)	(129,586)	8.8
Whitbread PLC	(3,227)	(144,369)	9.8
Wickes Group PLC	(6,765)	(19,850)	1.3
Wise PLC	(5,721)	(64,217)	4.4

		(6,572,715)

United States
Galaxy Digital Holdings Ltd.	(763)	(20,641)	1.4

Total Reference Entity — Short		(54,869,621)

Net Value of Reference Entity — UBS AG		$(1,470,615)

Balances Reported in the Statements of Assets and Liabilities for OTC Swaps and Options Written

Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value
OTC Swaps	$—	$—	$ 7,593,940	$(914,897)	$ —
Options Written	N/A	N/A	18,070	—	(937,830)

64	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock Global Long/Short Equity Fund

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$2,568,367	$—	$—	$—	$2,568,367
Options purchased
Investments at value — unaffiliated(b)	—	—	1,577,645	—	—	—	1,577,645
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	—	—	7,593,940	—	—	—	7,593,940

	$—	$—	$11,739,952	$—	$—	$—	$11,739,952

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$1,746,296	$—	$—	$—	$1,746,296
Options written
Options written at value.	—	—	937,830	—	—	—	937,830
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	—	—	914,897	—	—	—	914,897

	$—	$—	$3,599,023	$—	$—	$—	$3,599,023

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

(b)	Includes options purchased at value as reported in the Schedule of Investments.

For the period ended October 31, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$7,447,353	$—	$—	$—	$7,447,353
Options purchased(a)	—	—	(3,735,373)	—	—	—	(3,735,373)
Options written	—	—	2,754,766	—	—	—	2,754,766
Swaps	—	—	(17,837,007)	—	—	—	(17,837,007)

	$—	$—	$(11,370,261)	$—	$—	$—	$(11,370,261)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(9,678)	$—	$—	$—	$(9,678)
Options purchased(b)	—	—	101,526	—	—	—	101,526
Options written	—	—	(96,606)	—	—	—	(96,606)
Swaps	—	—	2,830,194	—	—	—	2,830,194

	$—	$—	$2,825,436	$—	$—	$—	$2,825,436

(a)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)	Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$122,521,225
Average notional value of contracts — short	$56,944,526
Options:
Average value of option contracts purchased	$1,241,053
Average value of option contracts written	$800,195
Total return swaps:
Average notional value	$6,149,801

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock Global Long/Short Equity Fund

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets		Liabilities

Derivative Financial Instruments
Futures contracts	$189,100		$377,036
Options	1,577,645	(a)	937,830
Swaps — OTC(b)	7,593,940		914,897

Total derivative assets and liabilities in the Statements of Assets and Liabilities	9,360,685		2,229,763

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(1,766,745)		(1,314,866)

Total derivative assets and liabilities subject to an MNA	$7,593,940		$914,897

(a)	Includes options purchased at value which is included in Investments at value — unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
(b)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.

The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received (and pledged) by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Received	Cash Collateral Received (b)	Net Amount of Derivative Assets	(c)

Bank of America N.A.	$1,013,620	$(379,134)	$—	$—	$634,486
Deutsche Bank A.G.	806,926	—	—	(806,926)	—
Goldman Sachs & Co.	5,755,786	—	—	(4,570,000)	1,185,786
HSBC Bank PLC	17,608	(17,608)	—	—	—

	$7,593,940	$(396,742)	$—	$(5,376,926)	$1,820,272

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Pledged	Cash Collateral Pledged (d)	Net Amount of Derivative Liabilities	(e)

Bank of America N.A.	$379,134	$(379,134)	$—	$—	$—
HSBC Bank PLC	27,311	(17,608)	—	—	9,703
UBS AG	508,452	—	—	(508,452)	—

	$914,897	$(396,742)	$—	$(508,452)	$9,703

(a)	The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
(e)

Net amount represents the net amount payable due to counterparty in the event of default. Net amount may be offset further by the options written receivable/payable on the Statements of Assets and Liabilities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$3,932,002	$—	$—	$3,932,002

Preferred Securities
Preferred Stocks	—	—	3,299,790	3,299,790

66	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock Global Long/Short Equity Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

U.S. Treasury Obligations	$—	$23,509,499	$—	$23,509,499
Warrants	2,815	—	—	2,815
Short-Term Securities
Money Market Funds	19,401,600	—	—	19,401,600
U.S. Treasury Obligations	—	437,406,280	—	437,406,280
Options Purchased
Equity Contracts	1,577,645	—	—	1,577,645

	$24,914,062	$460,915,779	$3,299,790	$489,129,631

Derivative Financial Instruments(a)
Assets
Equity Contracts.	$2,568,367	$7,593,940	$—	$10,162,307
Liabilities
Equity Contracts.	(2,684,126)	(914,897)	—	(3,599,023)

	$(115,759)	$6,679,043	$—	$6,563,284

(a)

Derivative financial instruments are swaps, futures contracts and options written. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	67

Statements of Assets and Liabilities (unaudited)

October 31, 2021

	BlackRock Advantage Emerging Markets Fund	BlackRock Global Long/Short Equity Fund

ASSETS
Investments, at value — unaffiliated(a)(b)	$156,986,125	$469,728,031
Investments, at value — affiliated(c)	8,202,441	19,401,600
Cash	—	11,523,694
Cash pledged:
Collateral — exchange-traded options written	—	650,000
Collateral — OTC derivatives	—	3,530,000
Futures contracts	480,000	13,419,000
Foreign currency, at value(d)	379,136	28,331,913
Receivables:
Investments sold	256,615	12,999,997
Options written	—	955,900
Securities lending income — affiliated	6	—
Capital shares sold	868,124	1,810,046
Dividends — unaffiliated	218,701	—
Dividends — affiliated	32	7,149
Interest — unaffiliated	—	22,864
Variation margin on futures contracts	—	189,100
Unrealized appreciation on OTC swaps	—	7,593,940
Prepaid expenses	41,980	37,057
Other assets	—	410,000

Total assets	167,433,160	570,610,291

LIABILITIES
Collateral on securities loaned, at value	190,075	—
Options written, at value(e)	—	937,830
Payables:
Investments purchased	172,131	6,020,232
Accounting services fees	59,597	172,658
Administration fees	—	19,821
Capital shares redeemed	415,737	925,085
Custodian fees	276,653	396,294
Deferred foreign capital gain tax	139,824	—
Investment advisory fees	78,182	490,681
Trustees’ and Officer’s fees	3,152	3,476
Options written	—	1,629,204
Other accrued expenses	39,609	176,952
Professional fees	31,935	36,903
Service and distribution fees	1,746	9,583
Transfer agent fees	7,490	84,445
Variation margin on futures contracts	117,482	377,036
Unrealized depreciation on OTC swaps	—	914,897

Total liabilities	1,533,613	12,195,097

NET ASSETS	$165,899,547	$558,415,194

NET ASSETS CONSIST OF
Paid-in capital	$163,149,694	$612,583,128
Accumumlated earnings (loss)	2,749,853	(54,167,934)

NET ASSETS	$165,899,547	$558,415,194

(a) Investments, at cost — unaffiliated	$143,829,429	$469,670,409
(b) Securities loaned, at value.	$178,464	$—
(c) Investments, at cost — affiliated	$8,202,441	$19,401,600
(d) Foreign currency, at cost	$379,115	$28,323,134
(e) Premiums received	$—	$955,900

68	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued)

October 31, 2021

	BlackRock Advantage Emerging Markets Fund	BlackRock Global Long/Short Equity Fund

NET ASSET VALUE

Institutional

Net assets	$15,483,018	$523,600,240

Shares outstanding	1,275,769	45,318,766

Net asset value	$12.14	$11.55

Shares authorized	Unlimited	Unlimited

Par value	$0.001	$0.001

Investor A

Net assets	$6,666,316	$22,933,102

Shares outstanding	559,478	2,014,400

Net asset value	$11.92	$11.38

Shares authorized	Unlimited	Unlimited

Par value	$0.001	$0.001

Investor C
Net assets	$358,219	$6,027,918

Shares outstanding	31,643	560,363

Net asset value	$11.32	$10.76

Shares authorized	Unlimited	Unlimited

Par value	$0.001	$0.001

Class K

Net assets	$143,391,994	$5,853,934

Shares outstanding	11,813,643	505,376

Net asset value	$12.14	$11.58

Shares authorized	Unlimited	Unlimited

Par value	$0.001	$0.001

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	69

Statements of Operations (unaudited)

Six Months Ended October 31, 2021

	BlackRock Advantage Emerging Markets Fund	BlackRock Global Long/Short Equity Fund

INVESTMENT INCOME
Dividends — unaffiliated	$2,784,861	$—
Dividends — affiliated	216	505
Interest — unaffiliated	—	30,756
Securities lending income — affiliated — net	1,789	—
Foreign taxes withheld	(282,850)	—

Total investment income	2,504,016	31,261

EXPENSES
Investment advisory	698,752	3,377,171
Professional	67,215	87,046
Custodian	61,491	183,719
Registration	41,126	50,419
Administration	37,121	110,928
Accounting services	25,247	71,981
Administration — class specific	17,469	52,314
Service and distribution — class specific	11,272	62,008
Transfer agent — class specific	10,964	218,542
Trustees and Officer	4,479	4,909
Miscellaneous	35,643	83,965

Total expenses	1,010,779	4,303,002
Less:
Administration fees waived	(37,121)	—
Administration fees waived - class specific	(17,469)	(52,314)
Fees waived and/or reimbursed by the Manager	(227,281)	(495,429)
Transfer agent fees waived and/or reimbursed — class specific	(4,146)	(89,133)

Total expenses after fees waived and/or reimbursed	724,762	3,666,126

Net investment income (loss)	1,779,254	(3,634,865)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated(a)	1,148,889	(4,154,004)
Foreign currency transactions	(174,021)	66,682
Futures contracts	(357,384)	7,447,353
Options written	—	2,754,766
Swaps	—	(17,837,007)

	617,484	(11,722,210)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(b)	(16,281,961)	817,781
Foreign currency translations	(27,760)	(779,528)
Futures contracts	(205,374)	(9,678)
Options written	—	(96,606)
Swaps	—	2,830,194

	(16,515,095)	2,762,163

Net realized and unrealized loss	(15,897,611)	(8,960,047)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(14,118,357)	$(12,594,912)

(a) Net of foreign capital gain tax of	$277,024	$—
(b) Net of reduction in deferred foreign capital gain tax of	$12,743	$—

See notes to financial statements.

70	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	BlackRock Advantage Emerging Markets Fund		BlackRock Global Long/Short Equity Fund

	Six Months Ended 10/31/21 (unaudited)	Year Ended 04/30/21	Six Months Ended 10/31/21 (unaudited)	Year Ended 04/30/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$1,779,254	$1,736,060	$(3,634,865)	$(8,008,841)
Net realized gain (loss)	617,484	20,058,021	(11,722,210)	43,649,263
Net change in unrealized appreciation (depreciation)	(16,515,095)	28,008,446	2,762,163	(10,917,001)

Net increase (decrease) in net assets resulting from operations	(14,118,357)	49,802,527	(12,594,912)	24,723,421

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(83,287)	(184,178)	(5,694,760)	(1,486,534)
Investor A	(26,769)	(88,691)	(289,045)	(9,555)
Investor C	(450)	(10,800)	(83,551)	—
Class K	(734,367)	(1,758,353)	(64,174)	(1,121)

Decrease in net assets resulting from distributions to shareholders	(844,873)	(2,042,022)	(6,131,530)	(1,497,210)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	5,863,201	25,998,281	82,363,546	(55,842,584)

NET ASSETS
Total increase (decrease) in net assets	(9,100,029)	73,758,786	63,637,104	(32,616,373)
Beginning of period	174,999,576	101,240,790	494,778,090	527,394,463

End of period	$165,899,547	$174,999,576	$558,415,194	$494,778,090

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	71

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Advantage Emerging Markets Fund

	Institutional

	Six Months Ended 10/31/21		Year Ended 04/30/21		Period from 08/01/19		Year Ended July 31,
	(unaudited)				to 04/30/20		2019		2018		2017		2016

Net asset value, beginning of period	$13.24		$8.85		$10.25		$10.59		$10.10		$9.76		$9.84

Net investment income (loss)(a)	0.13		0.15		0.10		0.18		0.07		(0.12)		(0.14)
Net realized and unrealized gain (loss)		(1.17)	4.43			(1.27)	(0.52)		0.42		0.46		0.17

Net increase (decrease) from investment operations		(1.04)	4.58			(1.17)	(0.34)		0.49		0.34		0.03

Distributions(b)
From net investment income		(0.06)	(0.19)			(0.23)	—		—		—		—
From net realized gain	—		—		—		—		—		—		(0.11)

Total distributions		(0.06)	(0.19)			(0.23)	—		—		—		(0.11)

Net asset value, end of period	$12.14		$13.24		$8.85		$10.25		$10.59		$10.10		$9.76

Total Return(c)
Based on net asset value	(7.87	)%(d)	52.00%		(11.78	)%(d)	(3.21	)%(e)	4.85%		3.48	%(f)	0.34%

Ratios to Average Net Assets(g)
Total expenses	1.19	%(h)	1.40%		1.38	%(h)(i)	1.42	%(j)	1.28%		1.91%		1.85%

Total expenses after fees waived and/or reimbursed	0.85	%(h)	0.85%		1.38	%(h)(i)	1.39	%(j)	1.28%		1.90%		1.84%

Total expenses after fees waived and/or reimbursed and excluding interest expense	0.85	%(h)	0.85%		0.81	%(h)	0.92	%(j)	0.94%		1.70%		1.75%

Net investment income (loss)	2.03	%(h)	1.29%		1.38	%(h)	1.83%		0.67%		(1.29)%		(1.49)%

Supplemental Data
Net assets, end of period (000)	$15,483		$17,216		$9,689		$15,904		$32,775		$106,243		$177,981

Portfolio turnover rate		97%	180	%(k)	141	%(k)	128	%(k)	111	%(k)	7	%(k)	—%

(a) Based on average shares outstanding. (b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c) Where applicable, assumes the reinvestment of distributions.
(d) Aggregate total return.
(e) Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f) The Fund’s total return includes a reimbursement by an affiliate for a realized investment loss. Excluding this payment, the Fund’s total return would have been 3.38%.
(g) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 10/31/21		Year Ended		Period from 08/01/19				Year Ended July 31,
	(unaudited)		04/30/21		to 04/30/20		2019		2018		2017		2016

Investments in underlying funds		0.01%	0.01%			0.01%	0.02%		0.07%		0.17%		0.18%

(h) Annualized.

(i)  Audit, printing and tax costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses excluding recoupment of past fees waived and/or reimbursed would have been 1.42%, respectively.

(j)  Includes non-recurring expenses of offering costs. Without these costs, total expenses, total expenses excluding recoupment of past fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed would have been 1.40%, 1.37% and 0.90%, respectively.

(k) Excludes underlying investments in total return swaps.

See notes to financial statements.

72	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Emerging Markets Fund (continued)

	Investor A

	Six Months Ended				Period from
	10/31/21		Year Ended		08/01/19		Year Ended July 31,
	(unaudited)		04/30/21		to 04/30/20		2019		2018		2017		2016

Net asset value, beginning of period	$13.00		$8.69		$10.07		$10.43		$9.97		$9.67		$9.78

Net investment income (loss)(a)	0.11		0.11		0.07		0.17		0.14		(0.15)		(0.17)
Net realized and unrealized gain (loss)		(1.14)	4.36			(1.25)	(0.53)		0.32		0.45		0.17

Net increase (decrease) from investment operations		(1.03)	4.47			(1.18)	(0.36)		0.46		0.30		—

Distributions(b)
From net investment income		(0.05)	(0.16)			(0.20)	—		—		—		—
From net realized gain	—		—		—		—		—		—		(0.11)

Total distributions		(0.05)	(0.16)			(0.20)	—		—		—		(0.11)

Net asset value, end of period	$11.92		$13.00		$8.69		$10.07		$10.43		$9.97		$9.67

Total Return(c)
Based on net asset value	(7.97	)%(d)	51.62%		(12.05	)%(d)	(3.45	)%(e)	4.61%		3.10	%(e)	0.03%

Ratios to Average Net Assets(f)
Total expenses	1.53	%(g)	1.74%		1.70	%(g)(h)	1.69	%(i)	1.57%		2.22%		2.10%

Total expenses after fees waived and/or reimbursed	1.15	%(g)	1.14%		1.70	%(g)(h)	1.67	%(i)	1.55%		2.21%		2.08%

Total expenses after fees waived and/or reimbursed and excluding interest expense	1.15	%(g)	1.14%		1.12	%(g)	1.17	%(i)	1.19%		1.99%		2.00%

Net investment income (loss)	1.71	%(g)	0.98%		1.02	%(g)	1.74%		1.32%		(1.62)%		(1.74)%

Supplemental Data
Net assets, end of period (000)	$6,666		$7,125		$5,224		$3,817		$5,454		$3,272		$12,239

Portfolio turnover rate		97%	180	%(j)	141	%(j)	128	%(j)	111	%(j)	7	%(j)	—%

(a) Based on average shares outstanding.
(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c) Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d) Aggregate total return.
(e) Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended				Period from
	10/31/21		Year Ended		08/01/19		Year Ended July 31,
	(unaudited)		04/30/21		to 04/30/20		2019		2018		2017		2016

Investments in underlying funds		0.01%	0.01%			0.01%	0.02%		0.07%		0.17%		0.18%

(g) Annualized.

(h)   Audit, printing and tax costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses excluding recoupment of past fees waived and/or reimbursed would have been 1.74%, respectively.

(i)  Includes non-recurring expenses of offering costs. Without these costs, total expenses, total expenses excluding recoupment of past fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed would have been 1.67%, 1.65% and 1.15%, respectively.

(j) Excludes underlying investments in total return swaps.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	73

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Emerging Markets Fund (continued)

	Investor C

	Six Months Ended				Period from
	10/31/21		Year Ended		08/01/19		Year Ended July 31,
	(unaudited)		04/30/21		to 04/30/20		2019		2018		2017		2016

Net asset value, beginning of period	$12.36		$8.29		$9.53		$9.95		$9.58		$9.36		$9.53

Net investment income (loss)(a)	0.06		0.04		0.02		0.08		0.03		(0.21)		(0.23)
Net realized and unrealized gain (loss)		(1.09)	4.14			(1.21)	(0.50)		0.34		0.43		0.17

Net increase (decrease) from investment operations		(1.03)	4.18			(1.19)	(0.42)		0.37		0.22		(0.06)

Distributions(b)
From net investment income		(0.01)	(0.11)			(0.05)	—		—		—		—
From net realized gain	—		—		—		—		—		—		(0.11)

Total distributions		(0.01)	(0.11)			(0.05)	—		—		—		(0.11)

Net asset value, end of period	$11.32		$12.36		$8.29		$9.53		$9.95		$9.58		$9.36

Total Return(c)
Based on net asset value	(8.34	)%(d)	50.49%		(12.57	)%(d)	(4.22	)%(e)	3.86%		2.35	%(e)	(0.60)%

Ratios to Average Net Assets(f)
Total expenses	2.43	%(g)	2.56%		2.53	%(g)(h)	2.53	%(i)	2.38%		2.91%		2.85%

Total expenses after fees waived and/or reimbursed	1.90	%(g)	1.90%		2.53	%(g)(h)	2.53	%(i)	2.38%		2.91%		2.85%

Total expenses after fees waived and/or reimbursed and excluding interest expense	1.90	%(g)	1.90%		1.90	%(g)	1.92	%(i)	1.94%		2.71%		2.74%

Net investment income (loss)	1.01	%(g)	0.43%		0.26	%(g)	0.81%		0.25%		(2.30)%		(2.48)%

Supplemental Data
Net assets, end of period (000)	$358		$550		$1,164		$2,280		$3,240		$3,823		$5,979

Portfolio turnover rate		97%	180	%(j)	141	%(j)	128	%(j)	111	%(j)	7	%(j)	—%

(a)  Based on average shares outstanding.

(b)  Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

(d)  Aggregate total return.

(e)  Includes payment from an affiliate, which had no impact on the Fund’s total return.

(f)   Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended				Period from
	10/31/21		Year Ended		08/01/19		Year Ended July 31,
	(unaudited)		04/30/21		to 04/30/20		2019		2018		2017		2016

Investments in underlying funds		0.01%	0.01%			0.01%	0.02%		0.07%		0.17%		0.18%

(g) Annualized.

(h)  Audit, printing and tax costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses excluding recoupment of past fees waived and/or reimbursed would have been 2.57%, respectively.

(i) Includes non-recurring expenses of offering costs. Without these costs, total expenses, total expenses excluding recoupment of past fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed would have been 2.51%, 2.51% and 1.90%, respectively.

(j) Excludes underlying investments in total return swaps.

See notes to financial statements.

74	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Emerging Markets Fund (continued)

	Class K

	Six Months Ended				Period from				Period from
	10/31/21		Year Ended		08/01/19		Year Ended		01/25/18	(a)
	(unaudited)		04/30/21		to 04/30/20		July 31, 2019		to 07/31/18

Net asset value, beginning of period	$13.24		$8.84		$10.26		$10.59		$12.14

Net investment income(b)	0.13		0.16		0.10		0.19		0.13
Net realized and unrealized gain (loss)		(1.17)	4.43			(1.28)		(0.52)		(1.68)

Net increase (decrease) from investment operations		(1.04)	4.59			(1.18)		(0.33)		(1.55)

Distributions from net investment income(c)		(0.06)	(0.19)			(0.24)	—		—

Net asset value, end of period	$12.14		$13.24		$8.84		$10.26		$10.59

Total Return(d)
Based on net asset value	(7.86	)%(e)	52.19%		(11.87	)%(e)	(3.12	)%(f)	(12.77	)%(e)

Ratios to Average Net Assets(g)
Total expenses	1.13	%(h)	1.36%		1.41	%(h)(i)	1.37	%(j)	1.32	%(h)(k)

Total expenses after fees waived and/or reimbursed	0.81	%(h)	0.81%		0.81	%(h)	0.87	%(j)	0.89	%(h)

Total expenses after fees waived and/or reimbursed and excluding interest expense	0.81	%(h)	0.81%		0.81	%(h)		0.87%	0.89	%(h)

Net investment income	2.06	%(h)	1.36%		1.33	%(h)		1.93%	2.33	%(h)

Supplemental Data
Net assets, end of period (000)	$143,392		$150,108		$85,164		$80,529		$145,476

Portfolio turnover rate		97%	180	%(l)	141	%(l)	128	%(l)	111	%(l)(m)

(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Aggregate total return.
(f) Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended		Period from		Period from
	10/31/21	Year Ended	08/01/19	Year Ended July 31,	01/25/18	(a)
	(unaudited)	04/30/21	to 04/30/20	2019	to 07/31/18

Investments in underlying funds	0.01%	0.01%	0.01%	0.02%		0.07%

(h) Annualized.
(i) Audit, printing and tax costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.45%.
(j) Includes non-recurring expenses of offering costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.34%and 0.84%, respectively.
(k) Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.31%.
(l) Excludes underlying investments in total return swaps.
(m) Portfolio turnover rate is representative of the Fund for the entire year.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	75

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Global Long/Short Equity Fund

	Institutional

	Six Months Ended 10/31/21 (unaudited)		Year Ended 04/30/21		Period from 08/01/19 to 04/30/20
							Year Ended July 31,
							2019		2018		2017	2016

Net asset value, beginning of period	$11.98		$11.42		$12.67		$12.17		$11.62		$10.56	$11.92

Net investment income (loss)(a)		(0.08)	(0.17)		(0.01)		0.05		(0.06)		(0.14)	(0.15)
Net realized and unrealized gain (loss)		(0.21)	0.76		(0.46)		0.57		0.61		1.20	(1.00)

Net increase (decrease) from investment operations		(0.29)	0.59		(0.47)		0.62		0.55		1.06	(1.15)

Distributions(b)
From net investment income	—		—		(0.04)		—		—		—	—
From net realized gain		(0.14)	(0.03)		(0.74)		(0.12)		—		—	(0.21)

Total distributions		(0.14)	(0.03)		(0.78)		(0.12)		—		—	(0.21)

Net asset value, end of period	$11.55		$11.98		$11.42		$12.67		$12.17		$11.62	$10.56

Total Return(c)
Based on net asset value	(2.43	)%(d)	5.21	%(e)	(3.80	)%(d)	5.09%		4.73%		10.04%	(9.77)%

Ratios to Average Net Assets(f)
Total expenses	1.62	%(g)	1.82%		1.80	%(g)	1.76%		1.73%		1.78%	1.68%

Total expenses after fees waived and/or reimbursed	1.38	%(g)	1.57%		1.80	%(g)	1.76%		1.71%		1.78%	1.68%

Total expenses after fees waived and/or reimbursed and excluding interest expense	1.38	%(g)	1.57%		1.57	%(g)	1.63%		1.66%		1.70%	1.62%

Net investment income (loss)	(1.37	)%(g)	(1.49)%		(0.09	)%(g)	0.36%		(0.51)%		(1.28)%	(1.35)%

Supplemental Data
Net assets, end of period (000)	$523,600		$459,420		$492,021		$546,561		$559,028		$544,301	$824,306

Portfolio turnover rate	13	%(h)	43	%(h)	53	%(h)	7	%(h)	20	%(h)	—%	34	%(h)

(a) Based on average shares outstanding.
(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c) Where applicable, assumes the reinvestment of distributions.
(d) Aggregate total return.
(e) Includes payments from an affiliate, which impacted the Trust’s total return. Excluding the payments, the Trust’s total return would have been 5.12%.
(f) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended				Period from
	10/31/21		Year Ended		08/01/19		Year Ended July 31,

	(unaudited)		04/30/21		to 04/30/20		2019		2018		2017	2016

Investments in underlying funds		—%	—%		0.01%		0.01%		0.13%		0.16%	0.18%

(g) Annualized.
(h) Excludes underlying investments in total return swaps.

See notes to financial statements.

76	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Global Long/Short Equity Fund (continued)

	Investor A

	Six Months Ended 10/31/21 (unaudited)		Year Ended 04/30/21		Period from 08/01/19 to 04/30/20
							Year Ended July 31,
							2019		2018		2017	2016

Net asset value, beginning of period	$11.82		$11.27		$12.50		$12.03		$11.52		$10.49	$11.84

Net investment income (loss)(a)		(0.09)		(0.20)		(0.02)	0.01		(0.10)		(0.17)	(0.18)
Net realized and unrealized gain (loss)		(0.21)	0.75			(0.46)	0.56		0.61		1.20	(0.99)

Net increase (decrease) from investment operations		(0.30)	0.55			(0.48)	0.57		0.51		1.03	(1.17)

Distributions(b)
From net investment income	—		—			(0.01)	—		—		—	—
From net realized gain		(0.14)	(0.00	)(c)		(0.74)	(0.10)		—		—	(0.18)

Total distributions		(0.14)		(0.00)		(0.75)	(0.10)		—		—	(0.18)

Net asset value, end of period	$11.38		$11.82		$11.27		$12.50		$12.03		$11.52	$10.49

Total Return(d)
Based on net asset value	(2.55	)%(e)	4.92	%(f)	(3.94	)%(e)	4.79%		4.43%		9.82%	(10.02)%

Ratios to Average Net Assets(g)
Total expenses	1.90	%(h)		2.07%	2.07	%(h)	2.04%		2.03%		2.10%	1.95%

Total expenses after fees waived and/or reimbursed	1.63	%(h)		1.82%	2.07	%(h)	2.04%		1.95%		2.10%	1.94%

Total expenses after fees waived and/or reimbursed and excluding interest expense	1.63	%(h)		1.82%	1.82	%(h)	1.88%		1.96%		1.98%	1.88%

Net investment income (loss)	(1.61	)%(h)		(1.75)%	(0.28	)%(h)	0.12%		(0.84)%		(1.60)%	(1.61)%

Supplemental Data
Net assets, end of period (000)	$22,933		$23,390		$23,509		$49,514		$49,180		$35,658	$122,464

Portfolio turnover rate	13	%(i)	43	%(i)	53	%(i)	7	%(i)	20	%(i)	—%	34	%(i)

(a)  Based on average shares outstanding.

(b)  Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Amount is greater than $(0.005) per share.

(d)  Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

(e)  Aggregate total return.

(f)   Includes payments received from an affiliate, which impacted the Trust’s total return. Excluding the payments, the Trust’s total return would have been 4.83%.

(g)  Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 10/31/21 (unaudited)		Year Ended 04/30/21		Period from 08/01/19 to 04/30/20
							Year Ended July 31,
							2019		2018		2017	2016

Investments in underlying funds.		—%		—%		0.01%	0.01%		0.13%		0.16%	0.18%

(h) Annualized. (i) Excludes underlying investments in total return swaps.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	77

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Global Long/Short Equity Fund (continued)

	Investor C

	Six Months Ended				Period from
	10/31/21		Year Ended		08/01/19		Year Ended July 31,

	(unaudited)		04/30/21		to 04/30/20		2019		2018		2017	2016

Net asset value, beginning of period	$11.22		$10.77		$11.99		$11.59		$11.18		$10.26	$11.63

Net investment loss(a)		(0.13)		(0.27)		(0.09)	(0.08)		(0.18)		(0.24)	(0.26)
Net realized and unrealized gain (loss)		(0.19)	0.72			(0.44)	0.54		0.59		1.16	(0.97)

Net increase (decrease) from investment operations		(0.32)	0.45			(0.53)	0.46		0.41		0.92	(1.23)

Distributions from net realized gain(b)		(0.14)	—			(0.69)	(0.06)		—		—	(0.14)

Net asset value, end of period	$10.76		$11.22		$10.77		$11.99		$11.59		$11.18	$10.26

Total Return(c)
Based on net asset value	(2.86	)%(d)	4.18	%(e)	(4.51	)%(d)	4.02%		3.67%		8.97%	(10.66)%

Ratios to Average Net Assets(f)
Total expenses	2.67	%(g)		2.86%	2.83	%(g)	2.79%		2.76%		2.81%	2.71%

Total expenses after fees waived and/or reimbursed	2.38	%(g)		2.57%	2.83	%(g)	2.79%		2.72%		2.81%	2.71%

Total expenses after fees waived and/or reimbursed and excluding interest expense	2.38	%(g)		2.57%	2.57	%(g)	2.63%		2.69%		2.72%	2.64%

Net investment income loss.	(2.36	)%(g)		(2.44)%	(1.04	)%(g)	(0.64)%		(1.58)%		(2.32)%	(2.37)%

Supplemental Data
Net assets, end of period (000)	$6,028		$6,817		$11,539		$17,282		$21,168		$25,857	$62,597

Portfolio turnover rate	13	%(h)	43	%(h)	53	%(h)	7	%(h)	20	%(h)	—%	34	%(h)

(a)  Based on average shares outstanding.

(b)  Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

(d)  Aggregate total return.

(e)  Includes payments received from an affiliate, which impacted the Trust’s total return. Excluding the payments, the Trust’s total return would have been 4.09%.

(f)   Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended				Period from
	10/31/21		Year Ended		08/01/19		Year Ended July 31,

	(unaudited)		04/30/21		to 04/30/20		2019		2018		2017	2016

Investments in underlying funds		—%		—%		0.01%	0.01%		0.13%		0.16%	0.18%

(g) Annualized. (h) Excludes underlying investments in total return swaps.

See notes to financial statements.

78	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Global Long/Short Equity Fund (continued)

	Class K

	Six Months Ended 10/31/21 (unaudited)		Year Ended 04/30/21		Period from 08/01/19 to 04/30/20							Period from
							Year Ended July 31,					03/28/16	(a)
							2019		2018		2017	to 07/31/16

Net asset value, beginning of period	$12.00		$11.44		$12.69		$12.19		$11.63		$10.56	$11.02

Net investment income (loss)(b)		(0.08)		(0.25)		(0.01)	0.06		(0.01)		(0.14)	(0.04)
Net realized and unrealized gain (loss)		(0.20)	0.85			(0.46)	0.56		0.57		1.21	(0.42)

Net increase (decrease) from investment operations		(0.28)	0.60			(0.47)	0.62		0.56		1.07	(0.46)

Distributions(c)
From net investment income	—		—			(0.04)	—		—		—	—
From net realized gain		(0.14)		(0.04)		(0.74)	(0.12)		—		—	—

Total distributions		(0.14)		(0.04)		(0.78)	(0.12)		—		—	—

Net asset value, end of period	$11.58		$12.00		$11.44		$12.69		$12.19		$11.63	$10.56

Total Return(d)
Based on net asset value	(2.34	)%(e)	5.24	%(f)	(3.77	)%(e)	5.11%		4.82%		10.13%	(4.17	)%(e)

Ratios to Average Net Assets(g)
Total expenses	1.54	%(h)		1.77%	1.76	%(h)	1.72%		1.65%		1.70%	1.63	%(h)

Total expenses after fees waived and/or reimbursed.	1.33	%(h)		1.52%	1.76	%(h)	1.72%		1.64%		1.70%	1.63	%(h)

Total expenses after fees waived and/or reimbursed and excluding interest expense	1.33	%(h)		1.52%	1.52	%(h)	1.57%		1.58%		1.63%	1.56	%(h)

Net investment income (loss)	(1.31	)%(h)		(2.07)%	(0.07	)%(h)	0.45%		(0.04)%		(1.32)%	(1.15	)%(h)

Supplemental Data
Net assets, end of period (000)	$5,854		$5,151		$325		$453		$217		$108	$52,455

Portfolio turnover rate	13	%(i)	43	%(i)	53	%(i)	7	%(i)	20	%(i)	—%	34	%(i)(j)

(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Aggregate total return.
(f) Includes payment received from an affiliate, which had no impact on the Trust’s total return.
(g) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 10/31/21 (unaudited)				Period from 08/01/19 to 04/30/20							Period from
			Year Ended 04/30/21				Year Ended July 31,					03/28/16	(a)
							2019		2018		2017	to 07/31/16

Investments in underlying funds.		—%		—%		0.01%	0.01%		0.13%		0.16%	0.18%

(h) Annualized.
(i) Excludes underlying investments in total return swaps.
(j) Portfolio turnover rate is representative of the Fund for the entire year.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	79

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification

BlackRock Advantage Emerging Markets Fund	Advantage Emerging Markets	Diversified
BlackRock Global Long/Short Equity Fund	Global Long/Short Equity	Diversified

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).

Share Class	Initial Sales Charge	CDSC		Conversion Privilege

Institutional and Class K Shares	No	No		None
Investor A Shares	Yes	No	(a)	None
Investor C Shares	No	Yes	(b)	To Investor A Shares after approximately 8 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of October 31, 2021, if any, are disclosed in the Statements of Assets and Liabilities.

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Notes to Financial Statements (unaudited) (continued)

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts, options written and swaps) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Distributions: Distributions paid by the Funds are recorded on the ex-dividend dates. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•

The Funds value their investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon their pro rata ownership in the underlying fund’s net assets.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

•

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. OTC options and options on swaps (“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

•

Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

N O T E S T O F I N A N C I A L S T A T E M E N T S	81

Notes to Financial Statements (unaudited) (continued)

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third-party pricing services utilize one or a combination of, but not limited to, the following inputs.

Standard Inputs Generally Considered By Third-Party Pricing Services

Market approach	(i)	recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
	(ii)	recapitalizations and other transactions across the capital structure; and
	(iii)	market multiples of comparable issuers.

Income approach	(i)	future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
	(ii)	quoted prices for similar investments or assets in active markets; and
	(iii)	other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.

Cost approach.	(i)	audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
	(ii)	changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
	(iii)	relevant news and other public sources; and
	(iv)	known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

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Notes to Financial Statements (unaudited) (continued)

4.	SECURITIES AND OTHER INVESTMENTS

Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Securities Lending: The Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments,. The market value of any securities on loan and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value – unaffiliated, and collateral on securities loaned at value, respectively.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received	(a)	Net Amount

Advantage Emerging Markets
TD Prime Services LLC	$178,464	$(178,464)		$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statement of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Funds.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

N O T E S T O F I N A N C I A L S T A T E M E N T S	83

Notes to Financial Statements (unaudited) (continued)

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

Options: The Funds may purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.

A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.

Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.

In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when they otherwise would not, or at a price different from the current market value.

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.

•

Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.

Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received

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Notes to Financial Statements (unaudited) (continued)

and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.

Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Funds and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Funds and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Trust, on behalf of each Fund, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:

	Investment Advisory Fees

Average Daily Net Assets	Advantage Emerging Markets	Global Long/Short Equity

First $1 billion	0.80%	1.25%
$1 billion — $3 billion	0.75	1.18
$3 billion — $5 billion	0.72	1.13
$5 billion — $10 billion	0.70	1.09
Greater than $10 billion	0.68	1.06

Prior to June 1, 2021, the annual rates as a percentage of average daily net assets, for the Global Long/Short Equity were as follows:

Average Daily Net Assets	Investment Advisory Fees

First $1 Billion	1.50%
$1 Billion — $3 Billion	1.41
$3 Billion — $5 Billion	1.35
$5 Billion — $10 Billion	1.31
Greater than $10 Billion	1.28

N O T E S T O F I N A N C I A L S T A T E M E N T S	85

Notes to Financial Statements (unaudited) (continued)

With respect to Global Long/Short Equity, the Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by Global Long/Short Equity to the Manager.

Service and Distribution Fees: The Trust, on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

Share Class	Service Fees	Distribution Fees

Investor A	0.25%	N/A
Investor C	0.25	0.75%

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates/reimburses BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the six months ended October 31, 2021, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:

Fund Name	Investor A	Investor C	Total

Advantage Emerging Markets	$8,807	$2,465	$11,272
Global Long/Short Equity	29,525	32,483	62,008

Administration: The Trust, on behalf of each Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fees

First $500 million	0.0425%
$500 million — $1 billion	0.0400
$1 billion — $2 billion	0.0375
$2 billion — $4 billion	0.0350
$4 billion — $13 billion	0.0325
Greater than $13 billion	0.0300

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration – class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

For the six months ended October 31, 2021, the following table shows the class specific administration fees borne directly by each share class of each Fund:

Fund Name	Institutional	Investor A	Investor C	Class K	Total

Advantage Emerging Markets	$1,713	$705	$49	$15,002	$17,469
Global Long/Short Equity	48,752	2,362	650	550	52,314

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended October 31, 2021, the Funds did not pay any amounts to affiliates in return for these services.

The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended October 31, 2021, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

Fund Name	Institutional	Investor A	Investor C	Class K	Total

Advantage Emerging Markets	$178	$306	$86	$114	$684
Global Long/Short Equity	681	368	245	—	1,294

For the six months ended October 31, 2021, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:

Fund Name	Institutional	Investor A	Investor C	Class K	Total

Advantage Emerging Markets	$4,902	$5,036	$728	$298	$10,964
Global Long/Short Equity	200,949	13,210	4,309	74	218,542

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Notes to Financial Statements (unaudited) (continued)

Other Fees: For the six months ended October 31, 2021, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:

Fund Name	Investor A

Advantage Emerging Markets	$202
Global Long/Short Equity	211

For the six months ended October 31, 2021, affiliates received CDSCs as follows:

Fund Name	Investor A	Investor C

Advantage Emerging Markets	$49	$—
Global Long/Short Equity.	5	71

Expense Limitations, Waivers and Reimbursements: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended October 31, 2021, the amounts waived were as follows:

Fund Name	Fees Waived and/or Reimbursed by the Manager
Advantage Emerging Markets	$910
Global Long/Short Equity	1,988

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. For the six months ended October 31, 2021, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.

With respect to Advantage Emerging Markets, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit other expenses, excluding dividend expense, interest expense, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”) through June 30, 2023. The expense limitations as a percentage of average daily net assets are as follows:

Fund Name/Share Class	Expense Limitation

Advantage Emerging Markets
Institutional	0.05%
Investor A	0.10
Investor C	0.10
Class K	0.01

With respect to Global Long/Short Equity, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Fund Name/Share Class	Expense Limitation

Global Long/Short Equity
Institutional	1.34%
Investor A	1.59
Investor C	2.34
Class K	1.29

Prior to June 1, 2021, the expense limitations as a percentage of average daily net assets were as follows:

Fund Name/Share Class	Expense Limitation

Global Long/Short Equity
Institutional	1.57%
Investor A	1.82
Investor C	2.57
Class K	1.52

N O T E S T O F I N A N C I A L S T A T E M E N T S	87

Notes to Financial Statements (unaudited) (continued)

The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. For the six months ended October 31, 2021, amounts included in the Statements of Operations were as follows:

Fund Name	Fees Waived and/or Reimbursed by the Manager

Advantage Emerging Markets	$226,371
Global Long/Short Equity	493,441

Fund Name	Administration Fees Waived

Advantage Emerging Markets	$37,121

In addition, these amounts waived and/or reimbursed by the Manager are included in Administration fees waived — class specific and transfer agent fees waived and/or reimbursed — class specific, respectively, in the Statements of Operations. For the six months ended October 31, 2021, class specific expense waivers and/or reimbursements are as follows:

	Administration Fees Waived - Class Specific

Fund Name	Institutional	Investor A	Investor C	Class K	Total

Advantage Emerging Markets	$1,713	$705	$49	$15,002	$17,469
Global Long/Short Equity	48,752	2,362	650	550	52,314

	Transfer Agent Fees Waived and/or Reimbursed - Class Specific

Fund Name	Institutional	Investor A	Investor C	Class K	Total

Advantage Emerging Markets	$1,477	$1,866	$506	$297	$4,146
Global Long/Short Equity	79,070	7,306	2,684	73	89,133

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Funds are responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, SL Liquidity Series, LLC, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Funds. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. Each Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the six months ended October 31, 2021, each Fund paid BIM the following amounts for securities lending agent services:

Fund Name	Amounts

Advantage Emerging Markets	$382

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency

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Notes to Financial Statements (unaudited) (continued)

purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended October 31, 2021, the Funds did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.

7.	PURCHASES AND SALES

For the six months ended October 31, 2021, purchases and sales of investments, excluding short-term investments, were as follows:

	U.S. Government Securities		Other Securities

Fund Name	Purchases	Sales	Purchases	Sales

Advantage Emerging Markets	$—	$—	$164,999,694	$158,814,634
Global Long/Short Equity	3,825,188	33,000,000	4,405,069	640,991

8.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of April 30, 2021, the Advantage Emerging Markets had non-expiring capital loss carryforwards available to offset future realized capital gains of $9,406,179.

As of October 31, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Advantage Emerging Markets	$155,087,661	$20,396,823	$(10,440,085)	$9,956,738
Global Long/Short Equity	490,010,975	74,690,764	(70,820,268)	3,870,496

9.	BANK BORROWINGS

The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2022 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. For the six months ended October 31, 2021, the Funds did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

N O T E S T O F I N A N C I A L S T A T E M E N T S	89

Notes to Financial Statements (unaudited) (continued)

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements and accounting, auditing and financial reporting standards; and (iv) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.

The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

For OTC options purchased, each Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Funds should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds, and not the counterparty, to perform. The Funds may be exposed to counterparty credit risk with respect to options written to the extent each Fund deposits collateral with its counterparty to a written option.

With exchange-traded options purchased and exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a substantial amount of their assets in issuers located in a single country or a limited number of countries. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in those countries may have a significant impact on their investment performance and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedules of Investments.

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Notes to Financial Statements (unaudited) (continued)

Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in China or with significant exposure to Chinese issuers or countries. Investments in Chinese securities, including certain Hong Kong-listed securities, involves risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and the Fund’s investments. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, measures may be taken to limit the flow of capital and/or sanctions may be imposed, which could prohibit or restrict the ability to own or transfer fund assets and may also include retaliatory actions, such as seizure of fund assets.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

11.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 10/31/21		Year Ended 04/30/21

Fund Name / Share Class	Shares	Amounts	Shares	Amounts

Advantage Emerging Markets
Institutional
Shares sold	117,719	$1,528,482	486,880	$6,360,500
Shares issued in reinvestment of distributions	5,657	74,324	13,009	156,567
Shares redeemed	(148,228)	(1,846,228)	(294,601)	(3,337,976)

	(24,852)	$(243,422)	205,288	$3,179,091

Investor A
Shares sold	37,136	$464,538	204,267	$2,338,991
Shares issued in reinvestment of distributions	2,052	26,500	7,349	87,639
Shares redeemed	(27,676)	(346,581)	(264,631)	(3,105,555)

	11,512	$144,457	(53,015)	$(678,925)

Investor C
Shares sold	303	$3,545	12,988	$127,341
Shares issued in reinvestment of distributions	37	450	949	10,800
Shares redeemed	(13,212)	(153,225)	(109,763)	(1,201,547)

	(12,872)	$(149,230)	(95,826)	$(1,063,406)

Class K
Shares sold	901,335	$11,582,639	6,925,990	$82,456,154
Shares issued in reinvestment of distributions	55,888	734,366	145,913	1,758,353
Shares redeemed	(483,333)	(6,205,609)	(5,365,264)	(59,652,986)

	473,890	$6,111,396	1,706,639	$24,561,521

	447,678	$5,863,201	1,763,086	$25,998,281

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Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 10/31/21		Year Ended 04/30/21

Fund Name / Share Class	Shares	Amounts	Shares	Amounts

Global Long/Short Equity
Institutional
Shares sold	9,538,432	$112,018,317	16,451,047	$191,723,004
Shares issued in reinvestment of distributions	338,212	4,007,822	86,013	1,014,954
Shares redeemed	(2,922,344)	(34,449,864)	(21,253,572)	(247,004,557)

	6,954,300	$81,576,275	(4,716,512)	$(54,266,599)

Investor A
Shares sold	277,264	$3,216,141	881,103	$10,154,455
Shares issued in reinvestment of distributions	23,726	277,350	803	9,371
Shares redeemed	(266,059)	(3,077,686)	(988,539)	(11,330,527)

	34,931	$415,805	(106,633)	$(1,166,701)

Investor C
Shares sold	22,995	$248,907	21,226	$233,394
Shares issued in reinvestment of distributions	7,514	83,179	—	—
Shares redeemed	(78,000)	(857,415)	(484,504)	(5,318,904)

	(47,491)	$(525,329)	(463,278)	$(5,085,510)

Class K
Shares sold	91,043	$1,076,311	433,307	$5,059,238
Shares issued in reinvestment of distributions	5,402	64,174	95	1,121
Shares redeemed	(20,254)	(243,690)	(32,642)	(384,133)

	76,191	$896,795	400,760	$4,676,226

	7,017,931	$82,363,546	(4,885,663)	$(55,842,584)

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds (the “Trust”) met on April 7, 2021 (the “April Meeting”) and May 10-12, 2021 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of BlackRock Advantage Emerging Markets Fund (“Advantage Emerging Markets Fund”) and BlackRock Global Long/Short Equity Fund (“Global Long/Short Equity Fund”) (each a “Fund” and collectively, the “Funds”), and BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor. The Board also considered the approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock International Limited (the “Sub-Advisor”) with respect to Global Long/Short Equity Fund. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements.”

The Approval Process

Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board members whom are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each typically extending for two days, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had a fifth one-day meeting to consider specific information surrounding the renewal of the Agreements. In particular, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.

During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, an applicable benchmark, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as available; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Funds; (g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Funds’ operations.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Funds; (d) each Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Funds; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to

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Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement   (continued)

engage in open, candid discussions with the Board. The members of the Board gave attention to all of the information that was furnished, and each Board Member placed varying degrees of importance on the various pieces of information that were provided to them. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Fund. Throughout the year, the Board compared each Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Funds by third-parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Funds, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans, including in light of the ongoing COVID-19 pandemic.

B. The Investment Performance of the Funds and BlackRock

The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April Meeting. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2020, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers and, with respect to Global Long/Short Equity Fund, in light of the Fund’s outcome-oriented investment objective, certain performance metrics (“Outcome-Oriented Performance Metrics”). The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.

In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.

The Board noted that for the one-, three- and five-year periods reported, Advantage Emerging Markets Fund ranked in the third, third and fourth quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed the Fund’s underperformance relative to its Performance Peers during the applicable periods.

The Board reviewed and considered the Fund’s performance relative to Global Long/Short Equity Fund’s Outcome-Oriented Performance Metrics including a total return target. The Board noted that for each of the one-, three- and five-year periods reported, the Fund underperformed its total return target. The Board noted that BlackRock believes that the Outcome-Oriented Performance Metrics are an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its total return target during the applicable periods.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Funds

The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual

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Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement   (continued)

management fee rate gives effect to any management fee reimbursements or waivers. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2020 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing the Funds, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that Advantage Emerging Markets Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board further noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board noted that if the size of the Fund were to decrease, the Fund could lose the benefit of one or more breakpoints. In addition, the Board noted that, the Fund is party to an expense limitation agreement pursuant to which BlackRock has contractually agreed to waive and/or reimburse certain operating and other expenses to a specified amount of the Fund’s average daily net assets on a class-by-class basis.

The Board noted that Global Long/Short Equity Fund’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio each ranked in the third quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board noted that if the size of the Fund were to decrease, the Fund could lose the benefit of one or more breakpoints. After discussion between the Board, including the Independent Board Members, and BlackRock, the Board and BlackRock agreed to a contractual adjustment to reduce specified levels within the breakpoint schedule. This adjustment was implemented on June 1, 2021. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. After discussions between the Board, including the Independent Board Members, and BlackRock, the Board and BlackRock agreed to a lower contractual expense cap, on a class-by-class basis. The contractual expense cap reduction was implemented on June 1, 2021.

D. Economies of Scale

The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Funds increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and contractual expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The Board also considered the extent to which the Funds benefit from such economies of scale in a variety of ways and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Funds to more fully participate in these economies of scale. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.

E. Other Factors Deemed Relevant by the Board Members

The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T A N D S U B - A D V I S O R Y A G R E E M E N T	95

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement   (continued)

Conclusion

The Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of each Fund, for a one-year term ending June 30, 2022, and the Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to with respect to Global Long/Short Equity Fund, for a one-year term ending June 30, 2022. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and, in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

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Additional Information

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

General Information

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports.

Availability of Proxy Voting Policies, Procedures and Voting Records

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800) 441-7762; (2) on the BlackRock website at blackrock.com; and (3) on the SEC’s website at sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

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Additional Information   (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Fund and Service Providers

Investment Adviser and Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Sub-Adviser

BlackRock International Limited (a)

Edinburgh, EH3 8JB

United Kingdom

Accounting Agent and Custodian

State Street Bank and Trust Company

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Distributor

BlackRock Investments, LLC

New York, NY 10022

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Boston, MA 02116

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Address of the Funds

100 Bellevue Parkway

Wilmington, DE 19809

(a)	For Global Long/Short Equity.

98	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Currency Abbreviation

CHF	Swiss Franc

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

AMBAC	AMBAC Assurance Corp.

CVA	Certificaten Van Aandelen (Dutch Certificate)

DIP	Debtor-In-Possession

FTSE	Financial Times Stock Exchange

GDR	Global Depositary Receipt

LP	Limited Partnership

MSCI	Morgan Stanley Capital International

NVDR	Non-Voting Depositary Receipt

PCL	Public Company Limited

PILOT	Payment in Lieu of Taxes

PJSC	Public Joint Stock Company

PR	Prerefunded

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

SAN	State Aid Notes

SAP	Subject to Appropriations

SCA	Societe en Commandite par Actions

SEB	SEB Securities Inc.

SG	Syncora Guarantee

ST	Special Tax

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	99

Want to know more?

blackrock.com | 800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

EMLSGLS-10/21-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment

Companies – Not Applicable

Item 13 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Section 302 Certifications are attached

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(4) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock FundsSM

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock FundsSM

Date: January 4, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock FundsSM

Date: January 4, 2022

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock FundsSM

Date: January 4, 2022